As filed with the Securities and Exchange Commission on April 25, 2001
                                      Registration Nos. 333-16501, 811-7935
___________________________________________________________________________

                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549

                                 FORM N-4

                       Registration Statement under
                        The Securities Act of 1933
                        Pre-Effective Amendment No. ___
                       Post Effective Amendment No. 7
                                  and/or

                       Registration Statement under
                    The Investment Company Act of 1940
                             Amendment No.  8

                           SEPARATE ACCOUNT NY-B
                        (Exact Name of Registrant)

               FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                OF NEW YORK
                            (Name of Depositor)

                          230 Park Avenue, Suite 966
                          New York, New York 10169-0999
                              (212) 973-9647
     (Address and Telephone Number of Depositor's Principal Offices)


    Marilyn Talman, Esq.                       COPY TO:
    First Golden American Life Insurance       Stephen E. Roth, Esq.
      Company of New York                      Sutherland Asbill &
    1475 Dunwoody Drive                        Brennan LLP
    West Chester, PA  19380                    1275 Pennsylvania Avenue, N.W.
    (610) 425-3516                             Washington, D.C.  20004-2415
    (Name and Address of Agent for Service of Process)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   A soon as practical after the effective date of the Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:
       [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
       [X]  on  May 1, 2001  pursuant to paragraph (b) of Rule 485
       [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
       [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
       [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

TITLE OF SECURITIES BEING REGISTERED:
     Deferred Combination Variable and Fixed Annuity Contracts
___________________________________________________________________________

                              PART A


                          EXPLANATORY NOTE

This Registration Statement contains three separate Profiles and Prospectuses for the DVA Plus Contract. The distribution system for the Contracts offered by each version of the Profile and Prospectus is different. Version 1 offers 39 portfolios. Version 2, which is no longer being offered, offers eleven portfolios. Version 3 offers five different mutual fund portfolios in addition to all portfolios offered in Version 1. Other than these differences, Versions 1, 2 and 3 are substantially similar.

ING VARIABLE ANNUITIES

FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY
OF NEW YORK

--------------------------------------------------------------------------------

                                   PROFILE OF

                            GOLDENSELECT DVA PLUS(R)

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT

                                   MAY 1, 2001


     ---------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     ---------------------------------------------------------------------


1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and First Golden American Life Insurance Company of New York ("First Golden"). The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of 38 mutual fund investment portfolios through our Separate Account NY-B and/or (ii) in a fixed account of First Golden with guaranteed interest periods. The 38 mutual fund portfolios are listed on page 3 below. We currently offer guaranteed interest periods of 1, 3, 5, 7 and 10 years in the fixed account. We set the interest rates in the fixed account (which will never be less than 3%) periodically. We may credit a different interest rate for each interest period. The interest you earn in the fixed account as well as your principal is guaranteed by First Golden as long as you do not take your money out before the maturity date for the applicable interest period. If you withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you take out. Generally the investment portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You may not make any money, and you can even lose the money you invest.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase

DVA PLUS PROFILE                                         PROSPECTUS BEGINS AFTER
109649                                                    PAGE 9 OF THIS PROFILE
begins on the annuity start date, which is the date you start receiving regular annuity payments from your Contract.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

     ---------------------------------------------------------------------------------------------------------
                                                 ANNUITY OPTIONS
     ----------------------------------------------------------------------------------------------------------
     Option 1           Income for a             Payments are made for a specified number of years to you
                        fixed period             or your beneficiary.
     ----------------------------------------------------------------------------------------------------------
     Option 2           Income for               Payments are made for the rest of your life or longer
                        life with a              for a specified period such as 10 or 20 years or until the
                        period certain           total  amount  used to buy this option has been  repaid.
                                                 This option comes with an added guarantee that payments
                                                 will continue to your beneficiary for the remainder of such period if you should die during the period.
     ----------------------------------------------------------------------------------------------------------
     Option 3           Joint life income        Payments  are  made for  your  life  and the  life of  another person (usually your spouse).
     ----------------------------------------------------------------------------------------------------------
     Option 4           Annuity plan             Any  other  annuitization  plan that we choose to offer on the annuity start date.
     ----------------------------------------------------------------------------------------------------------

Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Company Act of 1940, it will comply with the requirements of such Act. Once you elect an annuity option and begin to receive payments, it cannot be changed.


3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $10,000 or more ($1,500 for a qualified Contract) up to and including age 85. You may make additional payments of $500 or more ($50 for a qualified Contract) at any time before you turn 85 during the accumulation phase. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.


Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal

                                                                DVA PLUS PROFILE

109649                                  2
and state tax brackets. You should not buy this Contract: (1) if you are looking for a short-term investment; (2) if you cannot risk getting back less money than you put in; or (3) your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract.

4.   THE INVESTMENT PORTFOLIOS

You can direct your money into: (1) the fixed account with guaranteed interest periods of 1, 3, 5, 7 and 10 years, and/or (2) into any one or more of the following 38 mutual fund investment portfolios through our Separate Account NY-B. The investment portfolios are described in the prospectuses for the GCG Trust, the PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust, and the ProFunds. Keep in mind that while an investment in the fixed account earns a fixed interest rate, an investment in any investment portfolio, depending on market conditions, may cause you to make or lose money. The investment portfolios available under your Contract are:

     THE GCG TRUST
       Liquid Asset Series                        Real Estate Series                    Capital Growth Series
       Limited Maturity Bond Series               Value Equity Series                   Capital Appreciation Series
       Core Bond Series (formerly                 Investors Series                      Small Cap Series
          Global Fixed Income Series)             International Equity Series*          Mid-Cap Growth Series
       Fully Managed Series                       Rising Dividends Series               Strategic Equity Series
       Total Return Series                        Managed Global Series                 Special Situations
       Asset Allocation Growth Series             Large Cap Value Series                Growth Series
       Equity Income Series                       Hard Assets Series                    Developing World Series
       All Cap Series                             Diversified Mid-Cap Series            Internet TollkeeperSM Series
       Growth and Income Series                   Research Series

     THE PIMCO VARIABLE INSURANCE TRUST                  PILGRIM VARIABLE INSURANCE TRUST
       PIMCO High Yield Bond Portfolio                     (FORMERLY ING VARIABLE INSURANCE TRUST)
       PIMCO StocksPLUS Growth                             Pilgrim Global Brand Names Fund
          and Income Portfolio                               (formerly ING Global Brand Names Fund)

     PRUDENTIAL SERIES FUND                             PILGRIM VARIABLE PRODUCTS TRUST
       Prudential Jennison Portfolio                       Pilgrim VP MagnaCap Portfolio
       SP Jennison International Growth Portfolio          Pilgrim VP SmallCap Opportunities Portfolio
                                                           Pilgrim VP Growth Opportunities Portfolio
     PROFUNDS
       ProFund VP Bull
       ProFund VP Small-Cap
       Profound VP Europe 30

* Not currently available.
Internet TollkeeperSM is a service mark of Goldman, Sachs & Co.


5.   EXPENSES
The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts an annual contract administrative charge of $30, and if you invest in an investment portfolio, a mortality and expense risk charge and an asset-based administrative charge. The mortality and expense risk charge and the asset-based administrative charge are deducted daily directly from your contract value in the investment portfolios. The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

                                                                DVA PLUS PROFILE

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                                           STANDARD      ANNUAL RATCHET ENHANCED
                                         DEATH BENEFIT        DEATH BENEFIT
     Mortality & Expense Risk Charge         1.10%                1.25%
     Asset-Based Administrative Charge       0.15%                0.15%
                                             -----                -----
          Total                              1.25%                1.40%


Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.55% to 1.86% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any year is 15% of your contract value on the date of the withdrawal less any prior withdrawals during that contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.

     COMPLETE YEARS ELAPSED          0     1     2    3    4    5    6    7+
         SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                7%    6%    5%   4%   3%   2%   1%   0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the maximum mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.04% (based on an average contract value of $81,000). The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and is based on actual expenses as of December 31, 2000, except for: (i) portfolios that commenced operations during 2000 or 2001 where the charges have been estimated, and (ii) newly formed portfolios where the charges have been estimated. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. The 1-Year examples above include a 7% surrender charge. For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected the Annual Ratchet Enhanced Death Benefit. For these examples, the premium tax is assumed to be 0%.

                                                                DVA PLUS PROFILE

109649                                  4

----------------------------------------------------------------------------------------------------------------------
                                                                                                    EXAMPLES:
                                                   TOTAL ANNUAL                                     ---------
                                TOTAL ANNUAL        INVESTMENT            TOTAL           TOTAL CHARGES AT THE END OF:
                                  INSURANCE          PORTFOLIO           ANNUAL
INVESTMENT PORTFOLIO               CHARGES            CHARGES            CHARGES           1 YEAR           10 YEARS
----------------------------------------------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                        1.44%              0.55%              1.99%             $  90            $232
----------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond               1.44%              0.55%              1.99%             $  90            $232
----------------------------------------------------------------------------------------------------------------------
Core Bond                           1.44%              1.01%              2.45%             $  95            $279
----------------------------------------------------------------------------------------------------------------------
Fully Managed                       1.44%              0.95%              2.39%             $  94            $273
----------------------------------------------------------------------------------------------------------------------
Total Return                        1.44%              0.89%              2.33%             $  94            $267
----------------------------------------------------------------------------------------------------------------------
Asset Allocation Growth             1.44%              1.01%              2.45%             $  95            $279
----------------------------------------------------------------------------------------------------------------------
Equity Income                       1.44%              0.95%              2.39%             $  94            $273
----------------------------------------------------------------------------------------------------------------------
All Cap                             1.44%              1.01%              2.45%             $  95            $279
----------------------------------------------------------------------------------------------------------------------
Growth and Income                   1.44%              1.11%              2.55%             $  96            $289
----------------------------------------------------------------------------------------------------------------------
Real Estate                         1.44%              0.95%              2.39%             $  94            $273
----------------------------------------------------------------------------------------------------------------------
Value Equity                        1.44%              0.95%              2.39%             $  94            $273
----------------------------------------------------------------------------------------------------------------------
Investors                           1.44%              1.01%              2.45%             $  95            $279
----------------------------------------------------------------------------------------------------------------------
International Equity                1.44%              1.26%              2.70%             $  97            $303
----------------------------------------------------------------------------------------------------------------------
Rising Dividends                    1.44%              0.95%              2.39%             $  94            $273
----------------------------------------------------------------------------------------------------------------------
Managed Global                      1.44%              1.26%              2.70%             $  97            $303
----------------------------------------------------------------------------------------------------------------------
Large Cap Value                     1.44%              1.01%              2.45%             $  95            $279
----------------------------------------------------------------------------------------------------------------------
Hard Assets                         1.44%              0.95%              2.39%             $  94            $273
----------------------------------------------------------------------------------------------------------------------
Diversified Mid-Cap                 1.44%              1.01%              2.45%             $  95            $279
----------------------------------------------------------------------------------------------------------------------
Research                            1.44%              0.89%              2.33%             $  94            $267
----------------------------------------------------------------------------------------------------------------------
Capital Growth                      1.44%              1.00%              2.44%             $  95            $278
----------------------------------------------------------------------------------------------------------------------
Capital Appreciation                1.44%              0.95%              2.39%             $  94            $273
----------------------------------------------------------------------------------------------------------------------
Small Cap                           1.44%              0.95%              2.39%             $  94            $273
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth                      1.44%              0.89%              2.33%             $  94            $267
----------------------------------------------------------------------------------------------------------------------
Strategic Equity                    1.44%              0.95%              2.39%             $  94            $273
----------------------------------------------------------------------------------------------------------------------
Special Situations                  1.44%              1.11%              2.55%             $  96            $289
----------------------------------------------------------------------------------------------------------------------
Growth                              1.44%              1.00%              2.44%             $  95            $278
----------------------------------------------------------------------------------------------------------------------
Developing World                    1.44%              1.76%              3.20%             $102             $350
----------------------------------------------------------------------------------------------------------------------
Internet Tollkeeper                 1.44%              1.86%              3.30%             $103             $359
----------------------------------------------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond               1.44%              0.75%              2.19%             $  92            $252
----------------------------------------------------------------------------------------------------------------------
PIMCO StocksPLUS
  Growth and Income                 1.44%              0.65%              2.09%             $  91            $242
----------------------------------------------------------------------------------------------------------------------

PILGRIM VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
Pilgrim Global
  Brand Names                       1.44%              1.23%              2.67%             $  97            $300
----------------------------------------------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                 1.44%              1.04%              2.48%             $  95            $282
----------------------------------------------------------------------------------------------------------------------
SP Jennison
  International Growth              1.44%              1.64%              3.08%             $  101            $339
----------------------------------------------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                 1.44%              1.10%              2.54%             $  96            $288
----------------------------------------------------------------------------------------------------------------------
Pilgrim VP SmallCap
  Opportunities                     1.44%              1.10%              2.54%             $  96            $288
----------------------------------------------------------------------------------------------------------------------
Pilgrim VP Growth
  Opportunities                     1.44%              1.10%              2.54%             $  96            $288
----------------------------------------------------------------------------------------------------------------------

PROFUNDS
----------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                     1.44%              1.80%              3.24%             $103             $354
----------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                1.44%              1.80%              3.24%             $103             $354
----------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                1.44%              1.75%              3.19%             $102             $349
----------------------------------------------------------------------------------------------------------------------

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109649                                  5

The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. The 1 Year examples above include a 7% surrender charge. For more detailed information, see "Fees and Expenses" in the prospectus for the Contract.


6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will generally be taxed on these earnings, but not on premiums, when you make a withdrawal or begin receiving annuity payments.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts at your request. If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the taxable amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 9. Withdrawals above the free withdrawal amount may be subject to a surrender charge. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE

The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio that was in operation for at least the entire calendar year of 2000. These numbers reflect the deduction of the mortality and expense risk charge (based on the Annual Ratchet Enhanced Death Benefit), the asset-based administrative charge and the annual contract fee, but do not reflect deductions for surrender charges, if any. If surrender charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

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                                                                           CALENDAR YEAR
INVESTMENT PORTFOLIO                                            2000            1999            1998

Managed by A I M  Capital Management, Inc.
     Capital Appreciation(1)                                   -16.44%          22.86%          11.06%
     Strategic Equity(2)                                       -13.71%          54.02%          -0.61%
------------------------------------------------------------------------------------------------------
Managed by Alliance Capital Management L.P.
     Capital Growth(2)                                         -18.31%          23.76%          10.37%
------------------------------------------------------------------------------------------------------
Managed by Baring International Investment Limited
     Developing World(2)                                       -34.76%          59.36%             --
     Hard Assets(2)                                             -6.10%          21.62%         -30.61%
------------------------------------------------------------------------------------------------------
Managed by Capital Guardian Trust Company
     Managed Global(3)                                         -15.79%          60.98%          27.47%
     Small Cap(3)                                              -19.43%          48.46%          19.25%
------------------------------------------------------------------------------------------------------
Managed by Eagle Asset Management, Inc.
     Value Equity                                                7.22%          -0.93%           0.09%
------------------------------------------------------------------------------------------------------
Managed by ING Investment Management, LLC
     Limited Maturity Bond                                       6.19%          -0.32%           5.33%
     Liquid Asset                                                4.53%           3.23%           3.54%
------------------------------------------------------------------------------------------------------
Managed by Janus Capital Corporation
     Growth(2)                                                 -23.11%          75.61%          25.01%
------------------------------------------------------------------------------------------------------
Managed by Kayne Anderson Investment Rudnick Management, LLC
     Rising Dividends                                           -3.51%          14.22%          12.50%
------------------------------------------------------------------------------------------------------
Managed by Massachusetts Financial Services Company
     Mid-Cap Growth                                              6.63%          76.52%          21.06%
     Research                                                   -5.91%          22.45%          21.29%
     Total Return                                               14.84%           1.89%           9.99%
------------------------------------------------------------------------------------------------------
Managed By Pacific Investment Management Company
     Core Bond(5)                                               -0.49%          -9.94%          10.25%
------------------------------------------------------------------------------------------------------
Managed by The Prudential Investment Corporation
     Real Estate(4)                                             29.13%          -5.19%         -14.70%
------------------------------------------------------------------------------------------------------
Managed by T. Rowe Price Associates, Inc.
     Equity Income(2)                                           11.32%          -2.15%           6.71%
     Fully Managed                                              20.23%           5.39%           4.37%
------------------------------------------------------------------------------------------------------
Managed By Pacific Investment Management Company
     PIMCO High Yield Bond                                      -2.28%           1.54%             --
     PIMCO StocksPLUS Growth and Income                        -10.79%          18.14%             --
------------------------------------------------------------------------------------------------------
Managed by Jennison Associates LLC
     Prudential Jennison                                           --              --              --
------------------------------------------------------------------------------------------------------

-------------------------
(1)  Prior to April 1, 1999, a different firm managed the Portfolio.

(2)  Prior to March 1, 1999, a different firm managed the Portfolio.

(3)  Prior to February 1, 2000, a different firm managed the Portfolio.

(4)  Prior to May 1, 2000, a different firm managed the Portfolio.

(5) Prior to May 1, 2001, a different firm managed the Portfolio using a different investment style.



9.   DEATH BENEFIT
You may choose (i) the Standard Death Benefit, or (ii) the Annual Ratchet Enhanced Death Benefit. The Annual Ratchet Enhanced Death Benefit is available only if the contract owner or the annuitant (if the contract owner is not an individual) is less than 80 years old at the time of purchase. The Annual Ratchet Enhanced Death Benefit may not be available where a Contract is held by joint owners.

The death benefit is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving

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spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract after subtracting any withdrawals; or

     3)   the cash surrender value.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract after subtracting any withdrawals;

     3)   the cash surrender value; or

     4) the enhanced death benefit, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount:
          On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, and then we subtract any withdrawals made since the preceding day (including any market value adjustment applied to such withdrawal), and then we subtract for any associated surrender charges. That amount becomes the new enhanced death benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

10.  OTHER INFORMATION
     FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a full refund of your contract value. We determine your contract value at the close of business on the day we receive your written refund request. For purposes of the refund during the free look period, we will include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium you paid.

     TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED ACCOUNT. You can make transfers among your investment portfolios and your investment in the fixed account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. There is currently no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that if you transfer or otherwise withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you transfer or withdraw.



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     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations -- Taxation of Death Benefit Proceeds" in the prospectus.

     ADDITIONAL FEATURES. This Contract has other features that may interest you. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios or in the fixed account with a 1-year guaranteed interest period. Transfers from the fixed account under this program will not be subject to a market value adjustment.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any surrender charge. Withdrawals from your money in the fixed account under this program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

          Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing.

11.  INQUIRIES
If you need more information after reading this profile and the prospectus, please contact us at:

     CUSTOMER SERVICE CENTER
     230 PARK AVENUE, SUITE 966
     NEW YORK, NEW YORK  10169
     (800) 963-9539

or your registered representative.

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--------------------------------------------------------------------------------
FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF FIRST GOLDEN AMERICAN LIFE INSURANCE
COMPANY OF NEW YORK

           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS
                              GOLDENSELECT DVA PLUS
--------------------------------------------------------------------------------


                                                                     MAY 1, 2001


     This prospectus describes GOLDENSELECT DVA PLUS, an individual deferred variable annuity contract (the "Contract") offered by First Golden American Life Insurance Company of New York ("First Golden," the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").


     The Contract provides a means for you to invest your premium payments in one or more of 38 mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.


     We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We set the interest rates periodically. We will not set the interest rate to be less than a minimum annual rate of 3%. You may choose guaranteed interest periods of 1, 3, 5, 7 and 10 years. The interest earned on your money as well as your principal is guaranteed as long as you hold them until the maturity date. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. You bear the risk that you may receive less than your principal if we take a Market Value Adjustment. You have a right to return a Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid).


     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2001, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at 230 Park Avenue, Suite 966, New York, New York 10169 or call (800) 963-9539, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN ANY SUBACCOUNT THROUGH THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, INC., THE PILGRIM VARIABLE PRODUCTS TRUST, OR THE PROFUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY A BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, INC., THE PILGRIM VARIABLE PRODUCTS TRUST, AND THE PROFUNDS


--------------------------------------------------------------------------------
THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE BACK OF THIS COVER.
--------------------------------------------------------------------------------
NYDVAP-109649

     The investment portfolios available under your Contract and the portfolio managers are:


A I M CAPITAL MANAGEMENT, INC.
     Capital Appreciation Series
     Strategic Equity Series

ALLIANCE CAPITAL MANAGEMENT L. P.
     Capital Growth Series

BARING INTERNATIONAL INVESTMENT LIMITED (AN AFFILIATE)
     Developing World Series
     Hard Assets Series

CAPITAL GUARDIAN TRUST COMPANY
     Large Cap Value Series
     Managed Global Series
     Small Cap Series

EAGLE ASSET MANAGEMENT, INC
     Value Equity Series

FIDELITY MANAGEMENT & RESEARCH COMPANY
     Asset Allocation Growth Series
     Diversified Mid-Cap Series

GOLDMAN SACHS ASSET MANAGEMENT
     Internet TollkeeperSM Series

ING INVESTMENT MANAGEMENT, LLC
  (AN AFFILIATE)
     Limited Maturity Bond Series
     Liquid Asset Series

ING PILGRIM INVESTMENTS, LLC
  (AN AFFILIATE)
     International Equity Series*

JANUS CAPITAL CORPORATION
     Growth Series
     Growth and Income Series
     Special Situations Series

KAYNE ANDERSON RUDNICK INVESTMENT
  MANAGEMENT, LLC
     Rising Dividends Series

MASSACHUSETTS FINANCIAL SERVICES COMPANY
     Mid-Cap Growth Series
     Research Series
     Total Return Series

PACIFIC INVESTMENT MANAGEMENT COMPANY
     Core Bond Series (formerly
     Global Fixed Income Series)

PRUDENTIAL INVESTMENT CORPORATION
     Real Estate Series

SALOMON BROTHERS ASSET MANAGEMENT, INC
     All Cap Series
     Investors Series

T. ROWE PRICE ASSOCIATES, INC.
     Equity Income Series
     Fully Managed Series

PACIFIC INVESTMENT MANAGEMENT COMPANY
     PIMCO High Yield Bond Portfolio
     PIMCO StocksPLUS Growth and Income Portfolio

ING INVESTMENT MANAGEMENT ADVISORS B.V.
  (AN AFFILIATE)
     Pilgrim Global Brand Names Fund
      (formerly ING Global Brand Names Fund)

JENNISON ASSOCIATES LLC
     Prudential Jennison Portfolio
     SP Jennison International Growth Portfolio

ING PILGRIM INVESTMENTS, LLC
  (AN AFFILIATE)
     Pilgrim VP Growth Opportunities Portfolio
     Pilgrim VP MagnaCap Portfolio
     Pilgrim VP SmallCap Opportunities Portfolio

PROFUND ADVISORS LLC
     ProFund VP Bull
     ProFund VP Europe 30
     ProFund VP Small-Cap

     * Not currently available.
     Internet TollkeeperSM Series is a service mark of Goldman, Sachs & Co.


The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account NY-B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

NYDVAP-109649

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
Index of Special Terms....................................................     1
Fees and Expenses.........................................................     2
Performance Information...................................................     8
      Accumulation Unit...................................................     8
      Net Investment Factor...............................................     8
      Condensed Financial Information.....................................     9
      Financial Statements................................................     9
      Performance Information.............................................     9
First Golden American Life Insurance Company of New York..................    10
The Trusts................................................................    10
First Golden Separate Account NY-B........................................    11
The Investment Portfolios.................................................    12
      Investment Objectives...............................................    12
      Investment Management Fees and Other Expenses.......................    17
The Fixed Interest Allocation.............................................    18
      Selecting a Guaranteed Interest Period..............................    18
      Guaranteed Interest Rates...........................................    18
      Transfers from a Fixed Interest Allocation..........................    19
      Withdrawals from a Fixed Interest Allocation........................    19
      Market Value Adjustment.............................................    20
The Annuity Contract......................................................    20
      Contract Date and Contract Year ....................................    21
      Annuity Start Date..................................................    21
      Contract Owner......................................................    21
      Annuitant...........................................................    21
      Beneficiary.........................................................    22
      Purchase and Availability of the Contract...........................    22
      Crediting of Premium Payments.......................................    22
      Administrative Procedures...........................................    23
      Contract Value......................................................    23
      Cash Surrender Value................................................    24
      Surrendering to Receive the Cash Surrender Value....................    24
      The Subaccounts.....................................................    24
      Addition, Deletion or Substitution of Subaccounts and Other Changes.    25
      The Fixed Account...................................................    25
      Other Important Provisions..........................................    25
Withdrawals...............................................................    25
      Regular Withdrawals.................................................    26
      Systematic Withdrawals..............................................    26
      IRA Withdrawals.....................................................    27
Transfers Among Your Investments..........................................    28

      Transfers by Third Parties..........................................    28

      Dollar Cost Averaging...............................................    28
      Automatic Rebalancing...............................................    29
Death Benefit Choices.....................................................    29
      Death Benefit During the Accumulation Phase.........................    29
          Standard Death Benefit..........................................    30
          Annual Ratchet Enhanced Death Benefit...........................    30
      Death Benefit During the Income Phase...............................    30
      Required Distributions upon Contract Owner's Death..................    30
--------------------------------------------------------------------------------

NYDVAP-109649                         i

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                            PAGE
Charges and Fees..........................................................    31
      Charge Deduction Subaccount.........................................    31
      Charges Deducted from the Contract Value............................    31
          Surrender Charge................................................    31
          Free Withdrawal Amount..........................................    32
          Surrender Charge for Excess Withdrawals.........................    32
          Premium Taxes...................................................    32
          Administrative Charge...........................................    32
          Transfer Charge.................................................    32
      Charges Deducted from the Subaccounts...............................    33
          Mortality and Expense Risk Charge...............................    33
          Asset-Based Administrative Charge...............................    33
      Trust Expenses......................................................    33
The Annuity Options.......................................................    33
      Annuitization of Your Contract......................................    33
      Selecting the Annuity Start Date....................................    34
      Frequency of Annuity Payments.......................................    34
      The Annuity Options.................................................    34
          Income for a Fixed Period.......................................    34
          Income for Life with a Period Certain...........................    35
          Joint Life Income...............................................    35
          Annuity Plan....................................................    35
      Payment When Named Person Dies......................................    35
Other Contract Provisions.................................................    35
      Reports to Contract Owners..........................................    35
      Suspension of Payments..............................................    35
      In Case of Errors in Your Application...............................    36
      Assigning the Contract as Collateral................................    36
      Contract Changes-Applicable Tax Law.................................    36
      Free Look...........................................................    36
      Group or Sponsored Arrangements.....................................    36
      Selling the Contract................................................    36
Other Information.........................................................    37
      Voting Rights.......................................................    37
      State Regulation....................................................    37
      Legal Proceedings...................................................    38
      Legal Matters.......................................................    38
      Experts.............................................................    38
Federal Tax Considerations................................................    38
More Information About First Golden American Life Insurance
   Company of New York....................................................    44
Financial Statements of First Golden American Life Insurance
   Company of New York....................................................    56
Statement of Additional Information
      Table of Contents...................................................    76
Appendix A
      Condensed Financial Information.....................................    A1
Appendix B
      Market Value Adjustment Examples....................................    B1
Appendix C
      Surrender Charge for Excess Withdrawals Example.....................    C1

NYDVAP-109649                          ii

--------------------------------------------------------------------------------
                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                                          PAGE
Accumulation Unit                                       8
Annual Ratchet Enhanced Death Benefit                  30
Annuitant                                              21
Annuity Start Date                                     21
Cash Surrender Value                                   24
Contract Date                                          21
Contract Owner                                         21
Contract Value                                         23
Contract Year                                          21
Fixed Interest Allocation                              18
Free Withdrawal Amount                                 32
Market Value Adjustment                                20
Net Investment Factor                                   8
Standard Death Benefit                                 30

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS            CORRESPONDING TERM USED IN THE CONTRACT
Accumulation Unit Value                 Index of Investment Experience
Annuity Start Date                      Annuity Commencement Date
Contract Owner                          Owner or Certificate Owner
Contract Value                          Accumulation Value
Transfer Charge                         Excess Allocation Charge
Fixed Interest Allocation               Fixed Allocation
Free Look Period                        Right to Examine Period
Guaranteed Interest Period              Guarantee Period
Subaccount(s)                           Division(s)
Net Investment Factor                   Experience Factor
Regular Withdrawals                     Conventional Partial Withdrawals
Withdrawals                             Partial Withdrawals

--------------------------------------------------------------------------------

NYDVAP-109649                          1

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES*
      Surrender Charge:

     COMPLETE YEARS ELAPSED          0     1     2    3    4    5    6    7+
         SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                7%    6%    5%   4%   3%   2%   1%   0%


     Transfer Charge.............................................     None**
     * If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.
     ** We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
      Administrative Charge......................................     $ 30
     (We waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more.)

SEPARATE ACCOUNT NY-B ANNUAL CHARGES***
                                             STANDARD     ENHANCED DEATH BENEFIT
                                           DEATH BENEFIT      ANNUAL RATCHET
     Mortality and Expense Risk Charge.....    1.10%                1.25%
     Asset-Based Administrative Charge.....    0.15%                0.15%
                                               -----                -----
     Total Separate Account Charges........    1.25%                1.40%

     *** As a percentage of average assets in each subaccount. The mortality and expense risk charge and the asset-based administrative charge are deducted daily.

NYDVAP-109649                           2

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):


--------------------------------------------------------------------------------
                                MANAGEMENT            OTHER             TOTAL
PORTFOLIO                         FEE(1)           EXPENSES(2)       EXPENSES(3)
--------------------------------------------------------------------------------
Liquid Asset                       0.54%              0.01%              0.55%
--------------------------------------------------------------------------------
Limited Maturity Bond              0.54%              0.01%              0.55%
--------------------------------------------------------------------------------
Core Bond                          1.00%              0.01%              1.01%
--------------------------------------------------------------------------------
Fully Managed                      0.94%              0.01%              0.95%
--------------------------------------------------------------------------------
Total Return                       0.88%              0.01%              0.89%
--------------------------------------------------------------------------------
Asset Allocation Growth            1.00%              0.01%              1.01%
--------------------------------------------------------------------------------
Equity Income                      0.94%              0.01%              0.95%
--------------------------------------------------------------------------------
All Cap                            1.00%              0.01%              1.01%
--------------------------------------------------------------------------------
Growth and Income                  1.10%              0.01%              1.11%
--------------------------------------------------------------------------------
Real Estate                        0.94%              0.01%              0.95%
--------------------------------------------------------------------------------
Value Equity                       0.94%              0.01%              0.95%
--------------------------------------------------------------------------------
Investors                          1.00%              0.01%              1.01%
--------------------------------------------------------------------------------
International Equity               1.25%              0.01%              1.26%
--------------------------------------------------------------------------------
Rising Dividends                   0.94%              0.01%              0.95%
--------------------------------------------------------------------------------
Managed Global                     1.25%              0.01%              1.26%
--------------------------------------------------------------------------------
Large Cap Value                    1.00%              0.01%              1.01%
--------------------------------------------------------------------------------
Hard Assets                        0.94%              0.01%              0.95%
--------------------------------------------------------------------------------
Diversified Mid-Cap                1.00%              0.01%              1.01%
--------------------------------------------------------------------------------
Research                           0.88%              0.01%              0.89%
--------------------------------------------------------------------------------
Capital Growth                     0.99%              0.01%              1.00%
--------------------------------------------------------------------------------
Capital Appreciation               0.94%              0.01%              0.95%
--------------------------------------------------------------------------------
Small Cap                          0.94%              0.01%              0.95%
--------------------------------------------------------------------------------
Mid-Cap Growth                     0.88%              0.01%              0.89%
--------------------------------------------------------------------------------
Strategic Equity                   0.94%              0.01%              0.95%
--------------------------------------------------------------------------------
Special Situations                 1.10%              0.01%              1.11%
--------------------------------------------------------------------------------
Growth                             0.99%              0.01%              1.00%
--------------------------------------------------------------------------------
Developing World                   1.75%              0.01%              1.76%
--------------------------------------------------------------------------------
Internet Tollkeeper                1.85%              0.01%              1.86%
--------------------------------------------------------------------------------

     (1) Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.

     (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 2000, except for (i) portfolios that commenced operations in 2000 and (ii) newly formed portfolios where the charges have been estimated.

     (3) Total Expenses are based on actual expenses for the fiscal year ended December 31, 2000.

NYDVAP-109649                           3

THE PIMCO VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------------------------------------------
                                                                              OTHER EXPENSES        TOTAL EXPENSES
                                 MANAGEMENT       SERVICE       OTHER          AFTER EXPENSE         AFTER EXPENSE
PORTFOLIO                            FEE            FEE      EXPENSES(1)     REIMBURSEMENT(2)       REIMBURSEMENT(2)
--------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Bond               0.25%          0.15%        0.35%              0.35%                  0.75%

PIMCO StocksPLUS Growth and
   Income                           0.40%          0.15%        0.11%              0.10%                  0.65%
--------------------------------------------------------------------------------------------------------------------

     (1) "Other Expenses" reflects a 0.35% administrative fee for the High Yield Bond Portfolio and a 0.10% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the StocksPLUS Growth and Income Portfolio.

     (2) PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75% and 0.65% of average daily net assets for the PIMCO High Yield Bond and StocksPLUS Growth and Income Portfolios, respectively. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2000 would have been 0.75% and 0.66% for the PIMCO High Yield Bond and StocksPLUS Growth and Income Portfolios, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

PILGRIM VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

------------------------------------------------------------------------------------------------------------------
                                   INVESTMENT                                 TOTAL                      TOTAL NET
                                   MANAGEMENT      12B-1        OTHER       PORTFOLIO     WAIVER BY      PORTFOLIO
PORTFOLIO                             FEE           FEE       EXPENSES      EXPENSES      ADVISER(2)      EXPENSES
------------------------------------------------------------------------------------------------------------------
Pilgrim Global Brand Names           1.00%         0.25%       1.72%         2.97%          1.74%          1.23%
------------------------------------------------------------------------------------------------------------------

     (1) The table shows the estimated operating expenses for the Portfolio as a ratio of expenses to average daily net assets. These estimates are based on the Portfolio's actual operating expenses for its most recent complete fiscal year and fee waivers to which the Adviser has agreed for the Portfolio.

     (2) ING Mutual Funds Management Co. LLC, the Portfolio's Investment Manager, has entered into a written expense limitation agreement with the Portfolio, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Mutual Funds Management Co. LLC within three years. The amount of the Portfolio's expenses waived or reimbursed during the last fiscal year by ING Mutual Funds Management Co. LLC is shown under the heading "Waiver by Adviser." The expense limits will continue through at least December 31, 2001.

THE PRUDENTIAL SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

---------------------------------------------------------------------------------------------------------------
                                     MANAGEMENT                                   OTHER                TOTAL
PORTFOLIO                                FEE             12B-1 FEE(1)          EXPENSES(2)          EXPENSES(2)
---------------------------------------------------------------------------------------------------------------
Prudential Jennison                     0.60%                0.25%                0.19%                1.04%

SP Jennison International
  Growth                                0.85%                0.25%                0.54%                1.64%
---------------------------------------------------------------------------------------------------------------

     (1) The 12b-1 fees for the Prudential Jennison Portfolio and the SP Jennison International Growth Portfolio are imposed to enable the portfolios to recover certain sales expenses, including compensation to broker-dealers, the cost of printing prospectuses for delivery to prospective investors and advertising costs for the portfolio. Over a long period of time, the total amount of 12b-1 fees paid may exceed the amount of sales charges imposed by the product.

NYDVAP-109649                          4

     (2) Since the SP Jennison International Growth Portfolio had not commenced operations as of December 31, 1999, expenses as shown are based on estimates of the portfolio's operating expenses for the portfolio's first fiscal year.

PILGRIM VARIABLE PRODUCTS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

------------------------------------------------------------------------------------------------------------------
                               INVESTMENT                                   TOTAL                        TOTAL NET
                               MANAGEMENT      SERVICE        OTHER       PORTFOLIO     WAIVER BY        PORTFOLIO
PORTFOLIO                         FEE            FEES      EXPENSES(2)     EXPENSES     ADVISER(3)       EXPENSES
------------------------------------------------------------------------------------------------------------------
Pilgrim VP MagnaCap              0.75%          0.25%         7.15%         8.15%         7.05%            1.10%
------------------------------------------------------------------------------------------------------------------
Pilgrim VP SmallCap
    Opportunities                0.75%          0.25%         0.23%         1.23%         0.13%            1.10%
------------------------------------------------------------------------------------------------------------------
Pilgrim VP Growth
    Opportunities                0.75%          0.25%         1.44%         2.44%         1.34%            1.10%
------------------------------------------------------------------------------------------------------------------

     (1) The table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for Class R shares for the Trust's most recently completed fiscal year and fee waivers to which ING Pilgrim Investments, LLC, the Portfolios' Adviser, has agreed for each Portfolio.

     (2) Because Class S shares are new for each Portfolio, the Other Expenses for each Portfolio are based on Class R expenses of the Portfolio.

     (3) ING Pilgrim Investments, LLC has entered into written expense limitation agreements with each Portfolio which it advises under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments, LLC within three years. The expense limit for each such Portfolio is shown as "Total Net Portfolio Expenses." For each Portfolio, the expense limits will continue through at least December 31, 2001.

PROFUNDS ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

---------------------------------------------------------------------------------------------------------------
                                     MANAGEMENT                                   OTHER                TOTAL
PORTFOLIO                                FEE               12B-1 FEE           EXPENSES(2)          EXPENSES(2)
---------------------------------------------------------------------------------------------------------------
ProFund VP Bull                         0.75%                0.25%                0.80%                1.80%
---------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                    0.75%                0.25%                0.80%                1.80%
---------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30(1)                 0.75%                0.25%                0.75%                1.75%
---------------------------------------------------------------------------------------------------------------

     (1) Management fees and expenses for the ProFund VP Europe 30 are for the 12-month period ending December 12, 2000.

     (2) Other expenses for the ProFund VP Bull and ProFund VP Small-Cap are estimates as these ProFund Portfolios had not commenced operations as of December 31, 2000.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of The GCG Trust, The PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust, and the ProFunds for additional information on management or advisory fees and in some cases on other portfolio expenses.


Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

NYDVAP-109649                          5

EXAMPLES:
In the following examples, surrender charges may apply if you choose to annuitize within the first 7 contract years. The examples also assume election of the Annual Ratchet Enhanced Death Benefit and are based on an assumed 5% annual return. If you surrender your Contract at the end of the applicable time period, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                   1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
THE GCG TRUST

Liquid Asset                        $ 90         $112         $137         $232
--------------------------------------------------------------------------------
Limited Maturity Bond               $ 90         $112         $137         $232
--------------------------------------------------------------------------------
Core Bond                           $ 95         $126         $161         $279
--------------------------------------------------------------------------------
Fully Managed                       $ 94         $125         $158         $273
--------------------------------------------------------------------------------
Total Return                        $ 94         $123         $155         $267
--------------------------------------------------------------------------------
Asset Allocation Growth             $ 95         $126         $161         $279
--------------------------------------------------------------------------------
Equity Income                       $ 94         $125         $158         $273
--------------------------------------------------------------------------------
All Cap                             $ 95         $126         $161         $279
--------------------------------------------------------------------------------
Growth and Income                   $ 96         $129         $166         $289
--------------------------------------------------------------------------------
Real Estate                         $ 94         $125         $158         $273
--------------------------------------------------------------------------------
Value Equity                        $ 94         $125         $158         $273
--------------------------------------------------------------------------------
Investors                           $ 95         $126         $161         $279
--------------------------------------------------------------------------------
International Equity                $ 97         $134         $173         $303
--------------------------------------------------------------------------------
Rising Dividends                    $ 94         $125         $158         $273
--------------------------------------------------------------------------------
Managed Global                      $ 97         $134         $173         $303
--------------------------------------------------------------------------------
Large Cap Value                     $ 95         $126         $161         $279
--------------------------------------------------------------------------------
Hard Assets                         $ 94         $125         $158         $273
--------------------------------------------------------------------------------
Diversified Mid-Cap                 $ 95         $126         $161         $279
--------------------------------------------------------------------------------
Research                            $ 94         $123         $155         $267
--------------------------------------------------------------------------------
Capital Growth                      $ 95         $126         $160         $278
--------------------------------------------------------------------------------
Capital Appreciation                $ 94         $125         $158         $273
--------------------------------------------------------------------------------
Small Cap                           $ 94         $125         $158         $273
--------------------------------------------------------------------------------
Mid-Cap Growth                      $ 94         $123         $155         $267
--------------------------------------------------------------------------------
Strategic Equity                    $ 94         $125         $158         $273
--------------------------------------------------------------------------------
Special Situations                  $ 96         $129         $166         $289
--------------------------------------------------------------------------------
Growth                              $ 95         $126         $160         $278
--------------------------------------------------------------------------------
Developing World                    $102         $149         $197         $350
--------------------------------------------------------------------------------
Internet Tollkeeper                 $103         $152         $202         $359
--------------------------------------------------------------------------------

THE PIMCO VARIABLE
 INSURANCE TRUST
PIMCO High Yield Bond               $ 92         $119         $147         $252
--------------------------------------------------------------------------------
PIMCO StocksPLUS
  Growth and Income                 $ 91         $115         $142         $242
--------------------------------------------------------------------------------

PILGRIM VARIABLE INSURANCE
       TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names          $ 97         $133         $171         $300
--------------------------------------------------------------------------------

NYDVAP-109649                          6

--------------------------------------------------------------------------------
                                   1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
Prudential Jennison                 $ 95         $127         $162         $282
--------------------------------------------------------------------------------
SP Jennison International
  Growth                            $101         $145         $192         $339
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS
   TRUST
Pilgrim VP MagnaCap                 $ 96         $129         $165         $288
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities   $ 96         $129         $165         $288
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities     $ 96         $129         $165         $288

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                     $103         $150         $199         $354
--------------------------------------------------------------------------------
ProFund VP Small-Cap                $103         $150         $199         $354
--------------------------------------------------------------------------------
ProFund VP Europe 30                $102         $148         $197         $349
--------------------------------------------------------------------------------

     If you do not surrender your Contract or if you annuitize on the annuity start date, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                   1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
THE GCG TRUST
--------------------------------------------------------------------------------
Liquid Asset                         $20         $ 62         $107         $232
--------------------------------------------------------------------------------
Limited Maturity Bond                $20         $ 62         $107         $232
--------------------------------------------------------------------------------
Core Bond                            $25         $ 76         $131         $279
--------------------------------------------------------------------------------
Fully Managed                        $24         $ 75         $128         $273
--------------------------------------------------------------------------------
Total Return                         $24         $ 73         $125         $267
--------------------------------------------------------------------------------
Asset Allocation Growth              $25         $ 76         $131         $279
--------------------------------------------------------------------------------
Equity Income                        $24         $ 75         $128         $273
--------------------------------------------------------------------------------
All Cap                              $25         $ 76         $131         $279
--------------------------------------------------------------------------------
Growth and Income                    $26         $ 79         $136         $289
--------------------------------------------------------------------------------
Real Estate                          $24         $ 75         $128         $273
--------------------------------------------------------------------------------
Value Equity                         $24         $ 75         $128         $273
--------------------------------------------------------------------------------
Investors                            $25         $ 76         $131         $279
--------------------------------------------------------------------------------
International Equity                 $27         $ 84         $143         $303
--------------------------------------------------------------------------------
Rising Dividends                     $24         $ 75         $128         $273
--------------------------------------------------------------------------------
Managed Global                       $27         $ 84         $143         $303
--------------------------------------------------------------------------------
Large Cap Value                      $25         $ 76         $131         $279
--------------------------------------------------------------------------------
Hard Assets                          $24         $ 75         $128         $273
--------------------------------------------------------------------------------
Diversified Mid-Cap                  $25         $ 76         $131         $279
--------------------------------------------------------------------------------
Research                             $24         $ 73         $125         $267
--------------------------------------------------------------------------------
Capital Growth                       $25         $ 76         $130         $278
--------------------------------------------------------------------------------
Capital Appreciation                 $24         $ 75         $128         $273
--------------------------------------------------------------------------------
Small Cap                            $24         $ 75         $128         $273
--------------------------------------------------------------------------------
Mid-Cap Growth                       $24         $ 73         $125         $267
--------------------------------------------------------------------------------
Strategic Equity                     $24         $ 75         $128         $273
--------------------------------------------------------------------------------
Special Situations                   $26         $ 79         $136         $289
--------------------------------------------------------------------------------
Growth                               $25         $ 76         $130         $278
--------------------------------------------------------------------------------
Developing World                     $32         $ 99         $167         $350
--------------------------------------------------------------------------------
Internet Tollkeeper                  $33         $102         $172         $359
--------------------------------------------------------------------------------

NYDVAP-109649                          7

--------------------------------------------------------------------------------
                                   1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
THE PIMCO VARIABLE
 INSURANCE TRUST
PIMCO High Yield Bond                $22         $ 69         $117         $252
--------------------------------------------------------------------------------
PIMCO StocksPLUS
  Growth and Income                  $21         $ 65         $112         $242
--------------------------------------------------------------------------------

PILGRIM VARIABLE INSURANCE
   TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names           $27         $ 83         $141         $300
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                  $25         $ 77         $132         $282
--------------------------------------------------------------------------------
SP Jennison International
  Growth                             $31         $ 95         $162         $339
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS
   TRUST
Pilgrim VP MagnaCap                  $26         $ 79         $135         $288
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities    $26         $ 79         $135         $288
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities      $26         $ 79         $135         $288

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                      $33         $100         $169         $354
--------------------------------------------------------------------------------
ProFund VP Small-Cap                 $33         $100         $169         $354
--------------------------------------------------------------------------------
ProFund VP Europe 30                 $32         $ 98         $167         $349
--------------------------------------------------------------------------------

The examples above reflect the annual administrative charge as an annual charge of 0.04% of assets (based on an average contract value of $79,000). If the Standard Death Benefit is elected instead of the Annual Ratchet Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account NY-B of First Golden ("Separate Account NY-B") has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

          (1) We take the net asset value of the subaccount at the end of each business day.


NYDVAP-109649                          8

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     (4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Separate Account NY-B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A - Condensed Financial Information.

FINANCIAL STATEMENTS

The audited financial statements of Separate Account NY-B for the year ended December 31, 2000 are included in the Statement of Additional Information. The audited financial statements of First Golden for the years ended December 31, 2000, 1999 and 1998 are included in this prospectus.


PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account NY-B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount of Separate Account NY-B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account NY-B, assuming an investment at the beginning of the period when the subaccount first invested in the portfolio, withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account NY-B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the subaccounts began investing in the portfolios.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period assuming no surrender.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper

NYDVAP-109649                          9

Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (a measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information, including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------------

First Golden American Life Insurance Company of New York ("First Golden") was incorporated on May 24, 1996 as a New York stock life insurance company. First Golden is a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American"). Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. First Golden's financial statements appear in this prospectus. First Golden is authorized to do business in Delaware and New York.


Equitable of Iowa is the holding company for Golden American, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. ING also owns ING Pilgrim Investments, LLC, a portfolio manager of the GCG Trust, and the investment manager of the Pilgrim Variable Insurance Trust and the Pilgrim Variable Products Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust, and ING Investment Management Advisors B.V., a portfolio manager of the Pilgrim Variable Insurance Trust.


Our principal office is located at 230 Park Avenue, Suite 966, New York, New York 10169.

--------------------------------------------------------------------------------
                                   THE TRUSTS
--------------------------------------------------------------------------------


In this prospectus, we refer to The GCG Trust, The PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, Inc., the Pilgrim Variable Products Trust, and the ProFunds collectively as the "Trusts" and individually as a "Trust."

The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by First Golden and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies not affiliated with First Golden. Pending SEC approval, shares of The GCG Trust may also be sold to certain qualified pension and retirement plans. The principal address of The GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The PIMCO Variable Insurance Trust is a mutual fund whose shares are available to separate accounts of insurance companies, including First Golden, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The principal address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The Pilgrim Variable Insurance Trust (formerly the ING Variable Insurance Trust) is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by First Golden and other insurance companies, both affiliated and unaffiliated with First Golden. The address of Pilgrim Variable Insurance Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

NYDVAP-109649                          10

The Prudential Series Fund is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including First Golden and Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

The Pilgrim Variable Products Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by First Golden and other insurance companies, both affiliated and unaffiliated with First Golden. The address of Pilgrim Variable Products Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The ProFunds is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by First Golden and other insurance companies, both affiliated and unaffiliated with First Golden. The address of ProFunds is 3435 Stelzer Road, Suite 1000, PO Box 182100, Columbus, OH 43218-2000.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust, the PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust, the Pilgrim Variable Products Trust, ProFunds, the Board of Directors of the Prudential Series Fund, and the management of Directed Services, Inc., Pacific Investment Management Company, ING Mutual Funds Management Co. LLC, The Prudential Insurance Company of America, ING Pilgrim Investments, LLC, ProFunds Advisors LLC and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, INC., THE PILGRIM VARIABLE PRODUCTS TRUST, AND THE PROFUNDS IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.


--------------------------------------------------------------------------------
                       FIRST GOLDEN SEPARATE ACCOUNT NY-B
--------------------------------------------------------------------------------

First Golden Separate Account NY-B ("Separate Account NY-B") was established as a separate account of First Golden on June 13, 1996. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Separate Account NY-B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account NY-B but such assets are kept separate from our other accounts.


Separate Account NY-B is divided in subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of The GCG Trust, the PIMCO Variable Insurance Trust, ING Variable Insurance Trust, The Prudential Series Fund, Inc., the Pilgrim Variable Products Trust, or the ProFunds Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account NY-B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account NY-B. If the assets in Separate Account NY-B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account NY-B but are not discussed in this prospectus. Separate Account NY-B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the

NYDVAP-109649                          11
subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."


--------------------------------------------------------------------------------
                            THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------


During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios listed in the section below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO ANY INVESTMENT PORTFOLIO, AND YOU MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objective. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. Separate Account NY-B also has other subaccounts investing in other portfolios which are not available to the Contract described in this prospectus. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS IN THE PROSPECTUSES FOR THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, THE PILGRIM VARIABLE PRODUCTS TRUST AND THE PROFUNDS. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING. TO OBTAIN FREE COPIES OF THESE PROSPECTUSES, PLEASE WRITE TO OUR CUSTOMER SERVICE CENTER AT P.O. BOX 2700, WEST CHESTER, PENNSYLVANIA 19380 OR CALL (800) 366-0066 OR ACCESS THE SEC'S WEBSITE (HTTP://WWW.SEC.GOV).

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
THE GCG TRUST
Liquid Asset            Seeks high level of current income consistent with the
                        preservation of capital and liquidity.

                        Invests primarily in obligations of the U.S. Government and its agencies and instrumentalities, bank obligations, commercial paper and short-term corporate debt securities. All securities will mature in less than one year.

                        --------------------------------------------------------
Limited Maturity Bond   Seeks highest current income consistent with low risk to
                        principal and liquidity. Also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

                        Invests primarily in diversified limited maturity debt securities with average maturity dates of five years or shorter and in no cases more than seven years.

                        --------------------------------------------------------
Core Bond               Seeks maximum  total return,  consistent  with
  (formerly Global      preservation  of capital and prudent investment
  Fixed Income)         management.

                        Invests primarily in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three-to six-year time frame.
                        --------------------------------------------------------

NYDVAP-109649                          12

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Fully Managed           Seeks, over the long term, a high total investment
                        return consistent with the preservation of capital and with prudent investment risk.

                        Invests primarily in the common stocks of established
                        companies believed by the portfolio manager to have
                        above-average potential for capital growth.
                        --------------------------------------------------------
Total Return            Seeks above-average income (compared to a portfolio
                        entirely invested in equity securities) consistent with the prudent employment of capital. Growth of capital and income is a secondary goal.

                        Invests primarily in a combination of equity and fixed income securities.
                        --------------------------------------------------------
Asset Allocation Growth Seeks to maximize total return over the long- term by allocating assets among stocks, bonds, short-term instruments and other investments.

                        Allocates investments primarily in a neutral mix over
                        time of 70% of its assets in stocks, 25% of its assets
                        in bonds, and 5% of its assets in short-term and money
                        market investments.
                        --------------------------------------------------------
Equity Income           Seeks substantial dividend income as well as long-term
                        growth of capital.

                        Invests primarily in common stocks of well-established companies paying above-average dividends.
                        --------------------------------------------------------
All Cap Seeks capital appreciation through investment in securities which the portfolio manager believes have above-average capital appreciation potential.

                        Invests primarily in equity securities of U.S. companies
                        of any size.
                        --------------------------------------------------------
Growth and Income       Seeks long-term capital growth and current income.

                        Normally invests up to 75% of its assets in equity
                        securities selected primarily for their growth potential
                        and at least 25% of its assets in securities the
                        portfolio manager believes have income potential.
                        --------------------------------------------------------
Real Estate             Seeks capital appreciation. Current income is a
                        secondary objective.

                        Invests primarily in publicly traded real estate equity
                        securities.
                        --------------------------------------------------------
Value Equity            Seeks capital appreciation. Dividend income is a
                        secondary objective.

                        Invests primarily in common stocks of domestic and
                        foreign issuers which meet quantitative standards
                        relating to financial soundness and high intrinsic
                        value relative to price.
                        --------------------------------------------------------
Investors               Seeks long-term growth of capital. Current income is a
                        secondary objective.

                        Invests primarily in equity securities of U.S. companies
                        and to a lesser degree, debt securities.
                        --------------------------------------------------------
International Equity    Seeks long-term growth of capital.
  (not currently
   available)           Invests at least 65% of its net assets in equity
                        securities of issuers located in countries outside of
                        the United States. The Portfolio generally invests at
                        least 75% of its total assets in common and preferred
                        stocks, warrants and convertible securities.
                        --------------------------------------------------------

NYDVAP-109649                          13

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Rising Dividends        Seeks capital appreciation.  A secondary objective is
                        dividend income.

                        Invests in equity securities that meet the following
                        quality criteria: regular dividend increases; 35% of
                        earnings reinvested annually; and a credit rating
                        of "A" to "AAA."
                        --------------------------------------------------------
Managed Global          Seeks capital appreciation. Current income is only an
                        incidental consideration.

                        Invests primarily in common stocks traded in securities
                        markets throughout the world.
                        --------------------------------------------------------
Large Cap Value         Seeks long-term growth of capital and income.

                        Invests primarily in equity and equity-related
                        securities of companies with market capitalization
                        greater than $1 billion.
                        --------------------------------------------------------
Hard Assets             Seeks long-term capital appreciation.

                        Invests primarily in hard asset securities. Hard asset
                        companies produce a commodity which the portfolio
                        manager is able to price on a daily or weekly basis.
                        --------------------------------------------------------
Diversified Mid-Cap     Seeks long-term capital growth.

                        Normally invests at least 65% of its total assets in
                        common stocks of companies with medium market
                        capitalizations.
                        --------------------------------------------------------
Research                Seeks long-term growth of capital and future income.

                        Invests primarily in common stocks or securities
                        convertible into common stocks of companies believed to
                        have better than average prospects for long-term growth.
                        --------------------------------------------------------
Capital Growth          Seeks long-term total return.

                        Invests primarily in common stocks of companies where
                        the potential for change (earnings acceleration) is
                        significant.
                        --------------------------------------------------------
Capital Appreciation    Seeks long-term capital growth.

                        Invests primarily in equity securities believed by the
                        portfolio manager to be undervalued.
                        --------------------------------------------------------
Small Cap               Seeks long-term capital appreciation.

                        Invests primarily in equity securities of companies that
                        have a total market capitalization within the range of
                        companies in the Russell 2000 Growth Index or the
                        Standard & Poor's Small-Cap 600 Index.
                        --------------------------------------------------------
Mid-Cap Growth          Seeks long-term growth of capital.

                        Invests primarily in equity securities of companies with
                        medium market capitalization which the portfolio manager
                        believes have above-average growth potential.
                        --------------------------------------------------------
Strategic Equity        Seeks capital appreciation.

                        Invests primarily in common stocks of medium- and small-sized companies.
                        --------------------------------------------------------

NYDVAP-109649                          14

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Special Situations      Seeks capital appreciation.

                        Invests primarily in common stocks selected for their
                        capital appreciation potential. The Portfolio emphasizes
                        "special situation" companies that the portfolio manager
                        believes have been overlooked or undervalued by other
                        investors.
                        --------------------------------------------------------
Growth                  Seeks capital appreciation.

                        Invests primarily in common stocks of growth companies
                        that have favorable relationships between price/earnings
                        ratios and growth rates in sectors offering the
                        potential for above-average returns.
                        --------------------------------------------------------
Developing World        Seeks capital appreciation.

                        Invests primarily in equity securities of companies in
                        developing or emerging countries.
                        --------------------------------------------------------
Internet Tollkeeper     Seeks long-term growth of capital.

                        Invests primarily in equity securities of "Internet Tollkeeper" companies, which are companies in sectors which provide access, infrastructure, content and services to Internet companies and customers, and which have developed, or are seeking to develop predictable, sustainable or recurring revenue by increasing "traffic," or customers and sales, and raising "tolls," or prices in connection with the growth of the Internet.
                        --------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST

PIMCO High Yield Bond   Seeks to maximize total return, consistent with
                        preservation of capital and prudent investment management.

                        Invests at least 65% of its assets in a diversified
                        portfolio of junk bonds rated at least B by Moody's
                        Investor Services, Inc. or Standard & Poor's or, if
                        unrated, determined by the portfolio manager to be of
                        comparable quality.
                        --------------------------------------------------------
PIMCO StocksPLUS        Seeks to achieve a total return which exceeds the total
   Growth and Income    return performance of the S&P 500.

                        Invests primarily in common stocks, options, futures, options on futures and swaps.
                        --------------------------------------------------------
PILGRIM VARIABLE INSURANCE TRUST (formerly ING Variable Insurance Trust)

Pilgrim Global Brand    Seeks to provide investors with long-term capital
   Names Fund           appreciation.
   (formerly Global
   Brand NamesING       Invests at least 65% of its total assets in equity
   Fund)                securities of companies that have a well recognized
                        franchise, a global presence and derive most of their
                        revenues from sales of consumer goods.
                        --------------------------------------------------------

NYDVAP-109649                          15

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND

Prudential Jennison     Seeks long-term growth of capital.

                        Invests primarily in companies that have shown growth in
                        earnings and sales, high return on equity and assets or
                        other strong financial data and are also attractively
                        valued in the opinion of the manager. Dividend income
                        from investments will be incidental.
                        --------------------------------------------------------
SP Jennison             Seeks long-term growth of capital.
   International Growth
                        Invests primarily in equity-related securities of
                        issuers located in at least five different foreign
                        countries.
                        --------------------------------------------------------
PILGRIM VARIABLE PRODUCTS TRUST

Pilgrim VP MagnaCap     Seeks growth of capital, with dividend income as a
                        secondary consideration.

                        Invests primarily in equity securities of companies
                        meeting investment policy criteria of consistent and
                        substantially increasing dividends, reinvested earnings,
                        strong balance sheet and attractive price. Invests
                        primarily in companies included in the largest 500 U.S.
                        companies.
                        --------------------------------------------------------
Pilgrim VP SmallCap     Seeks long-term capital appreciation.
   Opportunities
                        Invests primarily in the common stock of smaller,
                        lesser-known U.S. companies that the portfolio manager
                        believes have above average prospects for growth.
                        --------------------------------------------------------
Pilgrim VP Growth       Seeks long-term growth of capital.
   Opportunities
                        Invests primarily in U.S. companies that the portfolio
                        manager believes have above average prospects for
                        growth.
                        --------------------------------------------------------
PROFUNDS

ProFund VP Bull         Seeks daily investment results that correspond to the
                        performance of the Standard & Poor's 500 Stock Index.

                        Invests in securities and other financial instruments,
                        such as futures and options on futures in pursuit of the
                        portfolio's objective regardless of market conditions,
                        trends or direction and seeks to provide correlation
                        with the benchmark on a daily basis.
                        --------------------------------------------------------
ProFund VP Small-Cap    Seeks daily investment results that correspond to the
                        performance of the Russell 2000 Index.

                        Invests in securities and other financial instruments,
                        such as futures and options on futures in pursuit of the
                        portfolio's objective regardless of market conditions,
                        trends or direction and seeks to provide correlation
                        with the benchmark on a daily basis.
                        --------------------------------------------------------
ProFund VP Europe 30    Seeks daily investment results that correspond to the
                        performance of the ProFunds Europe 30 Index.

                        Invests in securities and other financial instruments, such as futures and options on futures and American Depository Receipts in pursuit of the portfolio's objective regardless of market conditions, trends or direction and seeks to provide correlation with the benchmark on a daily basis.
                        --------------------------------------------------------


NYDVAP-109649                          16

INVESTMENT MANAGEMENT FEES
Directed Services, Inc. ("Directed Services") serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolio, including retaining portfolio managers to manage the assets of the various portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the annual rates of the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Pacific Investment Management Company ("PIMCO") serves as investment advisor to each portfolio of the PIMCO Variable Insurance Trust. PIMCO provides the overall business management and administrative services necessary for each portfolio's operation. PIMCO provides or procures, at its own expense, the services and information necessary for the proper conduct of business and ordinary operation of each portfolio. The PIMCO Variable Insurance Trust pays PIMCO a monthly advisory fee and a separate monthly administrative fee per year, each fee based on the average daily net assets of each of the investment portfolios, for managing the assets of the portfolios and for administering the PIMCO Variable Insurance Trust. PIMCO does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expense of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.


ING Pilgrim Investments, LLC ("ING Pilgrim") serves as the overall manager of Pilgrim Variable Insurance Trust and Pilgrim Variable Products Trust. ING Pilgrim supervises all aspects of the Trusts' operations and provides investment advisory services to the portfolios of the Trusts, including engaging portfolio managers, as well as monitoring and evaluating the management of the assets of each portfolio by its portfolio manager. ING Pilgrim, as well as each portfolio manager it engages, is a wholly owned indirect subsidiary of ING Groep N.V. Except for agreements to reimburse certain expenses of the portfolio, ING Pilgrim does not bear any portfolio expenses.


The Prudential Insurance Company of America ("Prudential") and its subsidiary, Prudential Investments Fund Management LLC ("PIFM") serve as the overall investment advisers to the Prudential Series Fund. Prudential and PIFM are responsible for the management of the Prudential Series Fund and provide investment advice and related services. For the Prudential Jennison Portfolio and SP Jennison International Growth Portfolio, Prudential and PIFM engage Jennison Associates LLC to serve as sub-adviser and to provide day-to-day management. Prudential and PIFM pay the sub-adviser out of the fee they receive from the Prudential Series Fund. Each portfolio pays its own administrative costs.


ProFunds Advisors LLC serves as the investment advisor of the ProFunds. The ProFunds pay ProFunds Advisors LLC a monthly advisory fee based on the average daily net assets of each investment portfolio. Each portfolio pays its own administrative costs.

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, five portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and six portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. Based on actual portfolio experience in 2000, together with estimated costs for new portfolios, total estimated portfolio fees and charges for 2001 range from 0.55% to 1.86%. See "Fees and Expenses" in this prospectus.


We may receive compensation from the investment advisors, administrators and distributors or directly from the portfolios in connection with administrative, distribution or other services and cost savings attributable

NYDVAP-109649                          17
to our  services.  It is  anticipated  that such  compensation  will be based on
assets  of  the  particular  portfolios   attributable  to  the  Contract.   The
compensation paid by advisors, administrators or distributors may vary.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

--------------------------------------------------------------------------------
                          THE FIXED INTEREST ALLOCATION
--------------------------------------------------------------------------------

You may allocate premium payments and transfer your contract value to the guaranteed interest periods of our Fixed Account at any time during the accumulation period. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We currently offer guaranteed interest periods of 1, 3, 5, 7 and 10 years, although we may not offer all these periods in the future. You may select one or more guaranteed interest periods at any one time. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the applicable guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. YOU BEAR THE RISK THAT YOU MAY RECEIVE LESS THAN YOUR PRINCIPAL IF WE APPLY A MARKET VALUE ADJUSTMENT.

Assets supporting amounts allocated to the Fixed Account are available to fund the claims of all classes of our customers, contract owners and other creditors. Interests under your Contract relating to the Fixed Account are registered under the Securities Act of 1933, but the Fixed Account is not registered under the 1940 Act.

SELECTING A GUARANTEED INTEREST PERIOD
You may select one or more Fixed Interest Allocations with specified guaranteed interest periods. A guaranteed interest period is the period that a rate of interest is guaranteed to be credited to your Fixed Interest Allocation. We may at any time decrease or increase the number of guaranteed interest periods offered.

Your contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals (including any Market Value Adjustment applied to such withdrawal), transfers or other charges we may impose. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of contract value. We will credit interest daily at a rate, which yields the quoted guaranteed interest rate.

GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. To find out the current guaranteed interest rate for a guaranteed interest period you are interested in, please contact our Customer Service Center or your registered representative. The determination may be influenced by the interest rates on fixed income investments in which we may invest with the amounts we receive under the Contracts. We will invest these amounts primarily in investment-grade fixed income securities (i.e., rated by Standard & Poor's rating system to be suitable for prudent investors) although we are not obligated to invest according to any particular strategy, except as may be required by applicable law. You will have no direct or indirect interest in these investments. We will also

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consider other factors in determining the guaranteed interest rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate of less than 3% per year.

We may from time to time at our discretion offer interest rate specials for new premiums that are higher than the current base interest rate then offered. Renewal rates for such rate specials will be based on the base interest rate and not on the special rates initially declared.

TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Separate Account NY-B. Unless you tell us the Fixed Interest Allocations from which such transfers will be made, we will transfer amounts from your Fixed Interest Allocations starting with the guaranteed interest period nearest its maturity date, until we have honored your transfer request.

The minimum amount that you can transfer to or from any Fixed Interest Allocation is $250. If a transfer request would reduce the contract value remaining in a Fixed Interest Allocation to less than $100, we will treat such transfer request as a request to transfer the entire contract value in such Fixed Interest Allocation. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire contract value in such Fixed Interest Allocation to the Liquid Asset subaccount, and such a transfer is subject to a Market Value Adjustment.

On the maturity date of a guaranteed interest period, you may transfer amounts from the applicable Fixed Interest Allocation to the subaccount(s) and/or to new Fixed Interest Allocations with guaranteed interest periods of any length we are offering at that time. You may not, however, transfer amounts to any Fixed Interest Allocation with a guaranteed interest period that extends beyond the annuity start date.

At least 30 calendar days before a maturity date of any of your Fixed Interest Allocations, or earlier if required by state law, we will send you a notice of the guaranteed interest periods that are available. You must notify us which subaccounts or new guaranteed interest periods you have selected before the maturity date of your Fixed Interest Allocations. If we do not receive timely instructions from you, we will transfer the contract value in the maturing Fixed Interest Allocation to a new Fixed Interest Allocation with a guaranteed interest period that is the same as the expiring guaranteed interest period. If such guaranteed interest period is not available or would go beyond the annuity start date, we will transfer your contract value in the maturing Fixed Interest Allocation to the next shortest guaranteed interest period which does not go beyond the annuity start date. If no such guaranteed interest period is available, we will transfer the contract value to a subaccount specially designated by the Company for such purpose. Currently we use the Liquid Asset subaccount for such purpose.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. Systematic withdrawals from a Fixed Interest Allocation are not permitted if such Fixed Interest Allocation is currently participating in the dollar cost averaging program. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and, in some cases, a surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

If you tell us the Fixed Interest Allocation from which your withdrawal will be made, we will assess the withdrawal against that Fixed Interest Allocation. If you do not, we will assess your withdrawal against the subaccounts in which you invested, unless the withdrawal exceeds the contract value in the subaccounts. If there is no contract value in those subaccounts, we will deduct your withdrawal from your Fixed Interest

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Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request.

MARKET VALUE ADJUSTMENT
A Market Value Adjustment may decrease, increase or have no effect on your contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

We determine the Market Value Adjustment by multiplying the amount you withdraw, transfer or apply to an income plan by the following factor:

                                     N/365
                  ((1+I)/(1+J+.0025))      -1

Where,

     o "I" is the Index Rate for a Fixed Interest Allocation on the first day of the guaranteed interest period;

     o "J" is the Index Rate for a new Fixed Interest Allocation with a guaranteed interest period equal to the time remaining in the guaranteed interest period, at the time of calculation; and

     o "N" is the remaining number of days in the guaranteed interest period at the time of calculation.

The Index Rate is the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for a period equal to the applicable guaranteed interest period. The average is currently based on the period starting from the 22nd day of the calendar month two months prior to the month of the Index Rate determination and ending the 21st day of the calendar month immediately before the month of determination. We currently calculate the Index Rate once each calendar month but have the right to calculate it more frequently. The Index Rate will always be based on a period of at least 28 days. If the Ask Yields are no longer available, we will determine the Index Rate by using a suitable and approved, if required, replacement method.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Several examples which illustrate how the Market Value Adjustment works are included in Appendix B.

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                              THE ANNUITY CONTRACT
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The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of The GCG Trust, The PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust, the Prudential


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Series Fund, Inc., the Pilgrim Variable Products Trust, and the ProFunds, through Separate Account NY-B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit. If no beneficial owner of the trust has been designated, the availability of enhanced death benefits will be based on the age of the annuitant at the time you purchase the Contract.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner. The age of the older owner will determine the applicable death benefit if Enhanced Death Benefits are available for multiple owners.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.



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If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Fees and Expenses" in this prospectus.

CREDITING OF PREMIUM  PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be processed within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain initial premium payment for up to 5 business days

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while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.


We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccount(s) and/or Fixed Interest Allocations specified by you within 2 business days.


We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.


Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account NY-B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.


If your premium payment was transmitted by wire order from your broker-dealer, we will follow the following procedure after we receive and accept the wire order and investment instructions. The procedure we follow depends on the procedures of your broker-dealer: We reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided.


We may require that an initial premium designated for a subaccount of Separate Account NY-B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocations is the sum of premium payments allocated to the Fixed Interest Allocations under the Contract, plus contract

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value transferred to the Fixed Interest Allocations, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees, and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation will be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, then we deduct any surrender charge, any charge for premium taxes, the annual contract and administration fee (unless waived) and any other charges incurred but not yet deducted.


SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS

Each of the 38 subaccounts of Separate Account NY-B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account NY-B invests in a corresponding portfolio of The GCG Trust, the PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, Inc., the Pilgrim Variable Products Trust, or the ProFunds.


ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

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We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.


We also reserve the right to: (i) deregister Separate Account NY-B under the 1940 Act; (ii) operate Separate Account NY-B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account NY-B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account NY-B; and (v) combine Separate Account NY-B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See "The Fixed Interest Allocations" for more information.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same investment portfolios of the Trusts. These contracts have different charges that could effect their performance, and many offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

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                                   WITHDRAWALS
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Any time during the accumulation phase and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. We will determine the contract value as of the close of business on the day we receive

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your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date.

SYSTEMATIC WITHDRAWALS
You may elect to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. You decide when you would like systematic payments to start as long as it starts at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

                                               MAXIMUM PERCENTAGE
                  FREQUENCY                    OF CONTRACT VALUE
                  Monthly                             1.25%
                  Quarterly                           3.75%
                  Annually                           15.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be systematically withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be systematically withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.



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You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 15% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the systematic withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the systematic withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Internal Revenue Code (the "Code") may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustment when they exceed the applicable free withdrawal amount.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.



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An IRA withdrawal in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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                        TRANSFERS AMONG YOUR INVESTMENTS
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You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date unless the transfer is made under the dollar cost averaging program.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account NY-B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.


TRANSFERS BY THIRD PARTIES
As a convenience to you, we currently allow you to give third parties the right to effect transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Therefore, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. We will notify any third party whose transfers are limited or discontinued by telephone, facsimile or email according to our records, followed by a letter. These limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners.


We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Limited Maturity Bond subaccount or the Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocation serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you.



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The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Separate Account NY-B, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

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                              DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit is payable when either the annuitant (when a contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as any required paper work, at our Customer


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Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For more information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

You may choose from the following 2 death benefit choices: (1) the Standard Death Benefit Option; and (2) the Annual Ratchet Enhanced Death Benefit Option. Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the enhanced death benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the guaranteed death benefit.

     STANDARD DEATH BENEFIT. You will automatically receive the Standard Death Benefit unless you choose the Annual Ratchet Enhanced Death Benefit. The Standard Death Benefit under the Contract is the greatest of (i) your contract value; (ii) total premium payments less any withdrawals; and (iii) the cash surrender value.

     ANNUAL RATCHET ENHANCED DEATH BENEFIT. The Annual Ratchet Enhanced Death Benefit under the Contract is the greatest of (i) the contract value; (ii) total premium payments less any withdrawals; (iii) the cash surrender value; and (iv) the enhanced death benefit as calculated below.

     ----------------------------------------------------------------------
                HOW THE ENHANCED DEATH BENEFIT IS CALCULATED
               FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT
     ----------------------------------------------------------------------

     On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit.

     On all other days, the enhanced death benefit is the amount determined below. We first take the enhanced death benefit from the preceding day (which would be the initial premium if the valuation date is the contract date) and then we add additional premiums paid since the preceding day, then we subtract any withdrawals (including any Market Value Adjustment applied to such withdrawals) since the preceding day, then we subtract any associated surrender charges. That amount becomes the new enhanced death benefit.
     ----------------------------------------------------------------------

The Annual Ratchet Enhanced Death Benefit is available only at the time you purchase your Contract and only if the contract owner or annuitant (when the contract owner is other than an individual) is less than 80 years old at the time of purchase. The Annual Ratchet Enhanced Death Benefit may not be available where a Contract is held by joint owners.

DEATH BENEFIT DURING THE INCOME PHASE
If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period

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after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death. Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service
Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by First Golden will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

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                                CHARGES AND FEES
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We deduct the Contract charges described below to cover our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-

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year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

     COMPLETE YEARS ELAPSED          0     1     2    3    4    5    6    7+
         SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                7%    6%    5%   4%   3%   2%   1%   0%

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix C. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time the initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct the annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract. This charge is waived if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by First Golden. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year.

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If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.


CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense charge depends on the death benefit you have elected. If you have elected the Standard Death Benefit, the charge, on an annual basis, is equal to 1.10% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .003030% for each day since the previous business day. If you have elected the Annual Ratchet Enhanced Death Benefit, the charge, on an annual basis, is equal to 1.25% of the assets you have in each subaccount. The charge is deducted each business day at the rate of .003446% for each day since the previous business day.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day. The charge is deducted daily from your assets in each subaccount in order to compensate First Golden for a portion of the administrative expenses under the Contract.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, two portfolios deduct 12b-1 fees. For 2000, total portfolio fees and charges ranged from 0.55% to 1.86%. See "Fees and Expenses" in this Prospectus for details.

Additionally, we may receive compensation from the investment advisers, administrators, distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

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                               THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change the annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value adjusted for any applicable Market Value Adjustment on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.



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The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate), the total contract value applied to purchase a Fixed Interest Allocation, and the applicable payment rate.

Our approval is needed for any option where:

     (1) The person named to receive payment is other than the contract owner or beneficiary;

     (2)  The person named is not a natural person, such as a corporation; or

     (3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this

NYDVAP-109649                          34
option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, we will continue making payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and First Golden. The amounts we will pay are determined as follows:

     (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and 3.50% for Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in the Contract.

     (2) For Option 3, no amounts are payable after both named persons have died.

     (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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                            OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account NY-B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account NY-B may not reasonably occur or so that the Company may not

NYDVAP-109649                          35
reasonably determine the value of Separate Account NY-B's net assets; or
(4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable tax law. You will be given advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. We may, in our discretion, require that premiums designated for investment in the subaccounts as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.

SELLING THE CONTRACT

Directed Services, Inc. is the principal underwriter and distributor of the Contract as well as for other contracts issued through Separate Account NY-B. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. Directed Services is a corporation organized under the laws of New York and is a wholly owned subsidiary of Equitable of Iowa. Directed Services is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Directed Services has the authority to enter into selling agreements with other firms. Directed Services has entered into selling agreements with broker-dealers to sell the Contracts through registered representatives. Those representatives are registered with the NASD, and if applicable, also with the states in which they do business. They also are licensed as insurance agents in the states in which they do business.

NYDVAP-109649                          36

We pay sales commissions to Directed Services for the sale of the Contracts. Directed Services passes through the entire amount of the sales commission to the broker-dealer whose registered representative sold the Contract. The maximum sales commission payable will be approximately 7.5% of the initial and any additional premium payment. This commission may be returned if the Contract is not continued through the first Contract Year.


--------------------------------------------------------------------------------
                            UNDERWRITER COMPENSATION
--------------------------------------------------------------------------------
   NAME OF PRINCIPAL         AMOUNT OF COMMISSION TO             OTHER
      UNDERWRITER                   BE PAID                   COMPENSATION

Directed Services, Inc.          Maximum of 7.5%           Reimbursement of any
                                 of any initial             covered expenses
                                  or additional                  incurred
                                 premium payments.             by registered
                                                              representatives
                                                               in connection
                                                                  with the
                                                                distribution
                                                             of the Contracts.
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Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed the above commission).


We may make additional cash payments to broker-dealers for marketing and educational expenses and for the reimbursement of certain expenses incurred by registered representatives in connection with the distribution of the Contracts.


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                                OTHER INFORMATION
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VOTING RIGHTS
We will vote the shares of a Trust owned by Separate Account NY-B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account NY-B which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of New York. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.


NYDVAP-109649                          37

LEGAL PROCEEDINGS
The Company and its parent, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a materially adverse impact on the Company or Separate Account NY-B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of First Golden. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of First Golden at December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and Separate Account NY-B at December 31, 2000 and for the year then ended, appearing in this prospectus or in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in this prospectus or in the SAI and in the Registration Statement, and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account NY-B, through the subaccounts, will satisfy these diversification requirements.


NYDVAP-10649                           38

INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Separate Account NY-B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account NY-B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any non-taxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

NYDVAP-109649                          39

SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat the quarterly charges deducted for the earnings multiplier benefit rider as taxable withdrawals, which might also be subject to a tax penalty if the withdrawal occurs before you reach age 59 1/2. Although we do not believe that the charges we deduct for the earnings multiplier benefit rider or any other optional benefit or rider provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit or rider under the Contract.


     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.


     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.


     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits;

NYDVAP-109649                          40
distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

         DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below. For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant)
(i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchaser of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

NYDVAP-109649                          41

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRA
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limits on the amount of the contribution and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT
THE CONTRACT INCLUDES AN ENHANCED DEATH BENEFIT THAT IN SOME CASES MAY EXCEED THE GREATER OF THE PREMIUM PAYMENTS OR THE CONTRACT VALUE. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN ANY CODE SECTION 401(A) PENSION OR PROFIT-SHARING PLAN OR CODE SECTION 403(B) TAX-SHELTERED ANNUITY. EMPLOYERS USING THE CONTRACT MAY WANT TO CONSULT THEIR TAX ADVISER REGARDING SUCH LIMITATION. FURTHER, THE IRS HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE ENHANCED DEATH BENEFIT PROVISION IN THE CONTRACT COMPORTS WITH IRA OR ROTH IRA QUALIFICATION REQUIREMENTS. A TAX ADVISER SHOULD BE CONSULTED.


OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change

NYDVAP-109649                          42
could be retroactive  (that is,  effective  before the date of the change).
You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

NYDVAP-109649                          43

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MORE INFORMATION ABOUT FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
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SELECTED FINANCIAL DATA
The following selected financial data prepared in accordance with generally accepted accounting principles ("GAAP") for First Golden should be read in conjunction with the financial statements, and notes thereto included in this Prospectus.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a wholly owned subsidiary of ING Groep N.V. ("ING") and a Delaware corporation, acquired all of the outstanding capital stock of First Golden's ultimate parent, Equitable of Iowa Companies, pursuant to a merger agreement. For financial statement purposes, the change in control of First Golden was accounted for as a purchase effective October 25, 1997. This merger resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities at the merger date. As a result, the GAAP financial data presented below for the period after October 24, 1997, is presented on the Post-Merger new basis of accounting, while the financial statements for October 24, 1997 and prior periods are presented on the Pre-Merger historical cost basis of accounting.

                                                       SELECTED GAAP BASIS FINANCIAL DATA
                                                                 (IN THOUSANDS)

                                                                   POST-MERGER
                                        ---------------------------------------------------------------
                                                                                         For the Period
                                         For the Year    For the Year     For the Year     October 25,
                                             Ended           Ended            Ended       1997 through
                                         December 31,    December 31,     December 31,    December 31,
                                             2000            1999             1998            1997
                                        -------------   -------------    -------------    -------------
Annuity Product Charges.............      $     766        $    556        $     239        $      8
Net Income before
   Federal Income Tax ..............      $     323        $  1,446        $   1,294        $     97
Net Income..........................      $     136        $    811        $     775        $     63
Total Assets........................      $  96,458        $ 83,078        $  66,034        $ 33,927
Total Liabilities...................      $  67,081        $ 56,420        $  38,924        $  7,832
Total Stockholder's Equity..........      $  29,377        $ 26,658        $  27,110        $ 26,095

                                                  PRE-MERGER
                                        ------------------------------
                                        For the Period  For the Period
                                        January 1,1997   December 17,
                                            through      1996 through
                                          October 24,    December 31,
                                             1997            1996
                                        --------------  --------------
Annuity Product Charges.............        $   4                --
Net Income (Loss) before
   Federal Income Tax...............        $ 953          $     65
Net Income (Loss)...................        $ 666          $     42
Total Assets........................         N/A           $ 24,967
Total Liabilities...................         N/A           $     24
Total Stockholder's Equity..........         N/A           $ 24,943

The following selected financial data was prepared on the basis of statutory accounting practices ("SAP"), which have been prescribed by the Department of Insurance of the State of New York and the National Association of Insurance Commissioners. These practices differ in certain respects from GAAP. The selected financial data should be read in conjunction with the financial statements and notes thereto included in this Prospectus, which describe the differences between SAP and GAAP. See First Golden's Annual Report for more detail.

NYDVAP-109649                            44

                                                               SELECTED STATUTORY FINANCIAL DATA
                                                                         (IN THOUSANDS)
                                       ----------------------------------------------------------------------------------
                                                                      For The Years Ended
                                       ----------------------------------------------------------------------------------
                                       December 31, 2000     December 31, 1999    December 31, 1998     December 31, 1997
                                       -----------------     -----------------    -----------------     -----------------
Premiums and Annuity
   Considerations...................      $       0             $      --             $   9,005             $   2,514
Net Income (Loss) before
   Federal Income Tax...............      $    (352)            $   1,629             $    (938)            $     635
Net Income (Loss)...................      $    (290)            $     790             $    (966)            $     439
Total Assets........................      $  92,086             $  80,009             $  62,469             $  32,965
Total Liabilities...................      $  65,456             $  54,927             $  38,092             $   7,541
Total Capital and Surplus...........      $  26,630             $  25,082             $  24,377             $  25,424

BUSINESS ENVIRONMENT
The current business and regulatory environment presents many challenges to the insurance industry. The variable annuity competitive environment remains intense and is dominated by a number of large highly rated insurance companies. Increasing competition from traditional insurance carriers as well as banks and mutual fund companies offers consumers many choices. However, overall demand for variable insurance products remains strong for several reasons including: a growing U.S. economy, low levels of inflation, and moderate interest rate levels; an aging U. S. population that is increasingly concerned about retirement, estate planning, and maintaining their standard of living in retirement; and potential reductions in government and employer-provided benefits at retirement, as well as lower public confidence in the adequacy of those benefits.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF RESULTS OF OPERATIONS
The purpose of this section is to discuss and analyze First Golden's results of operations. In addition, some analysis and information regarding First Golden's financial condition and liquidity and capital resources is provided. This analysis should be read jointly with the financial statements, related notes, and the Cautionary Statement Regarding Forward-Looking Statements, which appear elsewhere in this report.

                              RESULTS OF OPERATIONS

PREMIUMS. The Company reported variable annuity premiums of $17.0 million for the year ended December 31, 2000 and $11.7 million for the year ended December 31, 1999. This increase relates to the increased sales of the Company's products in 2000.

For the Company's variable contracts, premiums collected are not reported as revenues, but as deposits to insurance liabilities. Revenues for these products are recognized over time in the form of investment spread and product charges.

Premiums, net of reinsurance, for variable products from two significant broker/dealers, each having at least ten percent of total sales, for the year ended December 31, 2000 totaled $13.5 million, or 79.2% of premiums compared to $10.6 million, or 90.6% from three significant broker/dealers for the year ended December 31, 1999.

REVENUES. Product charges from variable annuities totaled $766,000 in 2000 and $556,000 in 1999. This increase is due to higher account balances associated with the Company's separate account options. Net investment income was $2.0 million for the year ended December 31, 2000. This was a decrease of 5.8% compared to net investment income of $2.1 million for the year ended December 31, 1999 due to a shift towards short-term investments. The Company recognized realized losses of $689,000 during 2000 compared to realized losses of $166,000 during 1999 from the sales of investments.

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EXPENSES. The Company reported total insurance benefits and expenses of $1.8 million for the year ended December 31, 2000 and $1.2 million for the year ended December 31, 1999. Insurance benefits and expenses consist of interest credited to account balances, benefit claims incurred in excess of account balances, commissions, general expenses, insurance taxes, state licenses, and fees, amortization of deferred policy acquisition expenses, goodwill, and value of purchased insurance in force, net of deferred policy acquisition costs. Interest credited to account balances was $401,000 and $590,000 for the years ended December 31, 2000 and December 31, 1999, respectively. This decrease is primarily due to lower average account balances associated with the Company's fixed account option within the variable product caused by reallocations to the separate account.

Commissions, general expenses, and insurance taxes, state licenses, and fees were $1.1 million, $1.2 million, and $70,000, respectively, for the year ended December 31, 2000. For the year ended December 31, 1999, commissions, general expenses, and insurance taxes, state licenses, and fees were $697,000, $362,000 and $62,000, respectively. Costs incurred as the result of sales have been deferred, thus having very little impact on current earnings. General expenses increased in the year ended December 31, 2000 due to an increase in the volume of business as well as an increase in expense allocations.

The Company's deferred policy acquisition costs ("DPAC") was eliminated and an asset of $132,000 representing value of purchased insurance in force ("VPIF") was established for policies in force at the merger date. The Company deferred $1.3 million of expenses associated with the sale of variable annuity contracts for the year ended December 31, 2000. Expenses of $879,000 were deferred for the year ended December 31, 1999. These acquisition costs are amortized in proportion to the expected gross profits. Amortization of DPAC was $322,000 and $201,000 for the years ended December 31, 2000 and 1999, respectively. The amortization of VPIF was $(4,000) for the year ended December 31, 2000 and $35,000 for the year ended December 31, 1999. During 2000 and 1999, VPIF was adjusted for the effect of realized losses by $22,000 and $0, respectively. During 2000 and 1999, VPIF was adjusted to increase amortization by $4,000 and $3,000, respectively, to reflect changes in the assumptions related to the timing of future gross profits. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 2000 is $11,000 in 2001, $10,000 in 2002, $9,000 in 2003, $7,000 in 2004, and $5,000 in 2005.
Actual amortization may vary based upon changes in assumptions and experience.

INCOME. Net income for the year ended December 31, 2000 was $136,000. This was a decrease of $675,000 from net income of $811,000 for the year ended December 31, 1999. Comprehensive gain for 2000 was $606,000, compared to a loss of $452,000 for 1999.

                               FINANCIAL CONDITION

RATINGS. Currently, the Company's ratings are A+ by A.M. Best Company, AA+ by Fitch IBCA, Duff & Phelps Credit Rating Company, and AA+ by Standard & Poor's Rating Services ("Standard & Poor's").

INVESTMENTS. First Golden's assets are invested in accordance with applicable laws. These laws govern the nature and the quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits subject to certain qualifications, in federal, state, and municipal obligations, corporate bonds, preferred or common stocks, real estate mortgages, real estate, and certain other investments.

First Golden purchases investments in accordance with investment guidelines that take into account investment quality, liquidity, and diversification and invests primarily in investment grade securities. All of First Golden's assets except for variable separate account assets are available to meet its obligations under the contracts.

All of the Company's investments are carried at fair value in the Company's financial statements. The decrease in the carrying value of the Company's investment portfolio was due to changes in unrealized depreciation of fixed maturities. The Company manages the growth of insurance operations in order to maintain adequate capital ratios.

NYDVAP-109649                            46

Fixed Maturities: At December 31, 2000, the Company had fixed maturities with an amortized cost of $25.8 million and an estimated fair value of $25.2 million. The Company classifies 100% of its securities as available for sale. Net unrealized depreciation on fixed maturities of $566,000 was comprised of gross appreciation of $308,000 and gross depreciation $874,000. At December 31, 1999, net unrealized investment gains on fixed maturities designated as available for sale totaled $1.1 million.

The individual securities in the Company's fixed maturities portfolio (at amortized cost) include investment grade securities, which include securities issued by the U. S. government, its agencies, and corporations that are rated at least A- by Standard & Poor's ($13.4 million or 51.9%), that are rated BBB+ to BBB- by Standard & Poor's ($4.6 million or 17.8%), and below investment grade securities which are securities issued by corporations that are rated BB+ to BB-by Standard & Poor's ($2.0 million or 7.8%). Securities not rated by Standard & Poor's had a National Association of Insurance Commissioners ("NAIC") rating of 1 ($5.8 million or 22.5%).

Fixed maturities rated BBB+ to BBB- may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than is the case with higher rated fixed maturities.

The Company estimates the fair value of its below investment grade portfolio was $1.5 million, or 73.7% of the amortized cost value, at December 31, 2000. The Company intends to purchase additional below investment grade securities, but it does not expect the percentage of its portfolio invested in such securities to exceed 10% of its investment portfolio. At December 31, 2000, the yield at amortized cost on the Company's below investment grade portfolio was 7.3% compared to 6.7% for the Company's investment grade corporate bond portfolio.

Below investment grade securities have different characteristics than investment grade corporate debt securities. Risk of loss upon default by the borrower is significantly greater with respect to below investment grade securities than with other corporate debt securities. Below investment grade securities are generally unsecured and are often subordinated to other creditors of the issuer. Also, issuers of below investment grade securities usually have higher levels of debt and are more sensitive to adverse economic conditions, such as a recession or increasing interest rates, than are issuers of investment grade securities. The Company attempts to reduce the overall risk in its below investment grade portfolio, as in all of its investments, through careful credit analysis, strict investment policy guidelines, and diversification by company and by industry.

The Company analyzes its investment portfolio, including below investment grade securities, at least quarterly in order to determine if the Company's ability to realize the carrying value on any investment has been impaired. For debt securities, if impairment in value is determined to be other than temporary (i.e., if it is probable the Company will be unable to collect all amounts due according to the contractual terms of the security), the cost basis of the impaired security is written down to fair value, which becomes the new cost basis. The amount of the write-down is included in earnings as a realized loss. Future events may occur, or additional or updated information may be received, which may necessitate future write-downs of securities in the Company's portfolio. Significant write-downs in the carrying value of investments could materially adversely affect the Company's net income in future periods.

During the year ended December 31, 2000, the amortized cost basis of the Company's fixed maturities portfolio was reduced by $10.5 million as a result of sales, maturities, and scheduled principal repayments. In total, net pre-tax losses from sales, calls, and scheduled principal repayments of fixed maturities amounted to $689,000 in 2000.

At December 31, 2000, no fixed maturities were deemed to have impairments in value that are other than temporary. At December 31, 2000, the Company had no investments in default. The Company's fixed maturities portfolio had a combined yield at amortized cost of 6.5% at December 31, 2000.

OTHER ASSETS. DPAC represents certain deferred costs of acquiring new insurance business, principally first year commissions and interest bonuses and other expenses related to the production of new business after the merger. Any expenses which vary directly with the sales of the Company's products are deferred and amortized. The Company's DPAC was eliminated as of the merger date and an asset of $132,000

NYDVAP-109649                            47
representing VPIF was established for all policies in force at the merger date. VPIF is amortized into income in proportion to the expected gross profits of in force acquired in a manner similar to DPAC amortization. At December 31, 2000, the Company had VPIF and DPAC balances of $113,000 and $4.2 million, respectively.

Due from affiliates decreased by $471,000 to $68,000 due mainly to a decrease in receivables from Golden American and Directed Services, Inc. ("DSI") during the year ended December 31, 2000.

Accrued investment income decreased $51,000 to $392,000 as of December 31, 2000 from $443,000 at December 31, 1999. The change in accrued investment income resulted from a shift towards short-term investments.

Goodwill totaling $96,000, representing the excess of the acquisition cost over the fair value of net assets acquired, was established at the merger date. Accumulated amortization of goodwill as of December 31, 2000 was approximately $7,000.

At December 31, 2000, the Company had $57.7 million of separate account assets compared to $47.2 million at December 31, 1999. The increase in separate account assets resulted from the growth in sales of the Company's variable products, net of redemptions, and from net policyholder transfers to the separate account options from the fixed account options within the variable products. The increase is partially offset by negative equity market returns.

At December 31, 2000, the Company had total assets of $96.5 million, an increase of 16.1% over total assets at December 31, 1999.

LIABILITIES. Future policy benefits decreased $518,000 during 2000 to $7.1 million, due to net reallocations to the Company's separate account from the Company's fixed accounts. Policy reserves represent the premiums received plus accumulated interest less administration charges. At December 31, 2000, the Company had $57.7 million of separate account liabilities. This is an increase of 22.2% over separate account liabilities as of December 31, 1999, and is primarily related to the growth in sales of the Company's variable products, net of redemptions, and from net policyholder transfers to the separate account options from the fixed account options within the variable products. The increase is partially offset by negative equity market returns.

Due to affiliates increased by $955,000 to $987,000. This was mainly due to a payable to Golden American who paid taxes of $500,000 on behalf of First Golden.

Other liabilities increased $160,000 during 2000. The increase results primarily due to an increase in outstanding checks and accounts payable.

The Company's total liabilities increased $10.7 million, or 18.9%, during 2000 and totaled $67.1 million at December 31, 2000. The increase is primarily the result of an increase in separate account liabilities.

The effects of inflation and changing prices on the Company's financial position are not material since insurance assets and liabilities are both primarily monetary and remain in balance. An effect of inflation, which has been low in recent years, is a decline in stockholder's equity when monetary assets exceed monetary liabilities.

                         LIQUIDITY AND CAPITAL RESOURCES

Liquidity is the ability of the Company to generate sufficient cash flows to meet the cash requirements of its operating, investing, and financing activities. The Company's principal sources of cash are variable annuity premiums and product charges, investment income, and maturing investments. Primary uses of these funds are payments of commissions and operating expenses, investment purchases, as well as withdrawals and surrenders.

Net cash provided by operating activities was $1.6 million in 2000 compared to net cash provided by operations of $892,000 in 1999. The increase in operating cash flow results primarily from an increase in the amounts payable to affiliates.

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Net cash used in investing activities was $2.1 million during 2000 as compared to $1.9 million net cash provided by investing activities in 1999. This change is primarily due to net purchases of short-term investments of $4.8 million in 2000 versus net sales of $922,000 in 1999. Net sales of fixed maturities increased from $1.0 million in 1999 to $2.7 million in 2000.

Net cash provided by financing activities was $1.1 million during 2000 as compared to net cash used in financing activities of $3.7 million during the prior year. In 2000, net cash used in financing activities was impacted by net fixed account deposits of $2.5 million compared to $780,000 in 1999. The change in financing cash flow was also impacted by net reallocations to the Company's separate account, which decreased to $3.4 million from $4.6 million during the prior year.

The Company's liquidity position is managed by maintaining adequate levels of liquid assets, such as cash or cash equivalents and short-term investments. Additional sources of liquidity include borrowing facilities to meet short-term cash requirements. The Company has a $10.0 million revolving note facility with SunTrust Bank, Atlanta, which expires on July 30, 2001. Management believes these sources of liquidity are adequate to meet the Company's short-term cash obligations.

First Golden believes it will be able to fund the capital required for projected new business primarily with existing capital and future capital contributions from its Parent. First Golden expects to continue to receive capital contributions from Golden American, if necessary. It is ING's policy to ensure adequate capital and surplus is provided for the Company and, if necessary, additional funds will be contributed.

The Golden American Board of Directors has agreed by resolution to provide funds as needed for the Company to maintain policyholders' surplus that meets or exceeds the greater of: (1) the minimum capital adequacy standards to maintain a level of capitalization necessary to meet A.M. Best Company's guidelines for a rating one level less than the one originally given to First Golden or (2) the New York State Insurance Department risk-based capital minimum requirements as determined in accordance with New York statutory accounting principles. In February 2000, Golden American provided a cash capital contribution of $2.1 million to First Golden. No funds were transferred from Golden American in 1999.

First Golden's principal office is located in New York, New York, where certain of the Company's records are maintained. The 2,568 square feet of office space is leased through 2001.

First Golden is required to maintain a minimum capital and surplus of not less than $6 million under the provisions of the insurance laws of the State of New York.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to the Company within thirty days after the filing. The management of First Golden does not anticipate paying dividends to its Parent during 2001.

The NAIC's risk-based capital requirements require insurance companies to calculate and report information under a risk-based capital formula. These requirements are intended to allow insurance regulators to monitor the capitalization of insurance companies based upon the type and mixture of risks inherent in a company's operations. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. The Company has complied with the NAIC's risk-based capital reporting requirements. Amounts reported indicate the Company has total adjusted capital well above all required capital levels.

Vulnerability from Concentrations: First Golden's operations consist of one business segment, the sale of variable annuity products. First Golden is not dependent upon any single customer, however, two broker/dealers accounted for a significant portion of its sales volume in 2000 and three broker/dealers in 1999. All premiums are generated from consumers and corporations in the states of New York and Delaware.

Reinsurance: At December 31, 2000, First Golden had two reinsurance treaties with two unaffiliated reinsurers covering a significant portion of the mortality risks and minimum death benefits under its

NYDVAP-109649                            49
variable contracts. First Golden remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On December 29, 2000, First Golden entered a reinsurance treaty with London Life Reinsurance Company of Pennsylvania, an unaffiliated reinsurer, covering the minimum death benefit guarantees of First Golden's variable annuities issued on or after January 1, 2000.

                         MARKET RISK AND RISK MANAGEMENT

Asset/liability management is integrated into many aspects of the Company's operations, including investment decisions, product development, and crediting rates determination. As part of its risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables include contractowner behavior and the variable separate account's performance.

Contractowners bear the majority of the investment risks related to the variable annuity products. Therefore, the risks associated with the investments supporting the variable separate account are assumed by contractowners, not by the Company (subject to, among other things, certain minimum guarantees). The Company's products also provide certain minimum death benefits that depend on the performance of the variable separate account. Currently the majority of death benefit risks are reinsured, which protects the Company from adverse mortality experience and prolonged capital market decline.

A surrender, partial withdrawal, transfer, or annuitization made prior to the end of a guarantee period from the fixed account may be subject to a market value adjustment. As the liabilities in the fixed account are subject to market value adjustment, the Company does not face a material amount of market risk volatility. The fixed account liabilities are supported by a portfolio principally composed of fixed rate investments that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available for sale. This enables the Company to respond to changes in market interest rates, changes in prepayment risk, changes in relative values of asset sectors and individual securities and loans, changes in credit quality outlook, and other relevant factors. The objective of portfolio management is to maximize returns, taking into account interest rate and credit risks, as well as other risks. The Company's asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change.

On the basis of these analyses, management believes there is no material solvency risk to the Company. With respect to a 10% drop in equity values from year end 2000 levels, variable separate account funds, which represent 89% of the in force, pass the risk in underlying fund performance to the contractowner (except for certain minimum guarantees). With respect to interest rate movements up or down 100 basis points from year end 2000 levels, the remaining 11% of the in force are fixed account funds and almost all of these have market value adjustments which provide significant protection against changes in interest rates.

            CAUTIONARY STATEMENT REGARDING FORWARD-LOOKING STATEMENTS

Any forward-looking statements contained herein or in any other oral or written statement by the Company or any of its officers, directors, or employees is qualified by the fact that actual results of the Company may differ materially from such statement, among other risks and uncertainties inherent in the Company's business, due to the following important factors:

     1. Prevailing interest rate levels and stock market performance, which may affect the ability of the Company to sell its products, the market value and liquidity of the Company's investments, fee revenue, and the lapse rate of the Company's policies, notwithstanding product design features intended to enhance persistency of the Company's products.

     2. Changes in the federal income tax laws and regulations, which may affect the tax status of the Company's products.

     3. Changes in the regulation of financial services, including bank sales and underwriting of insurance products, which may affect the competitive environment for the Company's products.

NYDVAP-109649                            50

     4.   Increasing competition in the sale of the Company's products.

     5. Other factors that could affect the performance of the Company, including, but not limited to, market conduct claims, litigation, insurance industry insolvencies, availability of competitive reinsurance on new business, investment performance of the underlying portfolios of the variable products, variable product design, and sales volume by significant sellers of the Company's variable products.

OTHER INFORMATION

CERTAIN AGREEMENTS. On November 8, 1996, First Golden and Golden American entered into an administrative service agreement pursuant to which Golden American agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to First Golden. Expenses incurred by Golden American in relation to this service agreement will be reimbursed by First Golden on an allocated cost basis. First Golden entered into a similar agreement with another affiliate, Equitable Life Insurance Company of Iowa ("Equitable Life"), for additional services. For the years ended December 31, 2000, 1999 and 1998, First Golden incurred expenses of $412,000, $137,000 and $248,000, respectively, under the agreement with Golden American and $340,000, $142,000 and $165,000, respectively, under the agreement with Equitable Life.

Effective January 1, 1998 the Company entered into an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, under which ING IM provides asset management and accounting services. For the years ended December 31, 2000, 1999 and 1998, the Company incurred expenses of $81,000, $73,000 and $56,000, respectively.

First Golden has an agreement with Golden American and DSI pursuant to which First Golden has agreed to provide Golden American and DSI certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. First Golden charges Golden American and DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by First Golden's employees on behalf of Golden American and DSI. For the years ended December 31, 2000, 1999 and 1998, charges to Golden American for these services were $225,000, $269,000 and 210,000, respectively, and charges to DSI for these services were $223,000, $387,000 and $75,000, respectively.

The Company provides resources and services to Security Life of Denver Insurance Company ("Security Life"), an affiliate, and Southland Life Insurance Company ("Southland"), another affiliate. For the years ended December 31, 2000 and 1999, charges for these services were $161,000 and $149,000, respectively to Security Life and $71,000 and $63,000, respectively to Southland.

DISTRIBUTION AGREEMENT. First Golden has entered into agreements with DSI to perform services related to the distribution of its products. DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by First Golden. For the years ended December 31, 2000, 1999 and 1998, commissions paid by First Golden to DSI were $1,115,000, $697,000 and $1,754,000, respectively.

EMPLOYEES. During 1996, Golden American provided the support necessary for the incorporation and licensing of First Golden. During 1999 and 1998, First Golden had few direct employees due to its small size and will continue to receive support pursuant to various management services from DSI, Golden American and other affiliates as described above under "Certain Agreements." The cost of these services are allocated to First Golden.

Certain officers of First Golden are also officers of Golden American and DSI, and certain officers of First Golden are also officers of EIC, and/or Equitable Life Insurance Company of Iowa. See "Directors and Executive Officers."

PROPERTIES. First Golden's principal office is located at 230 Park Avenue, Suite 966, New York, New York 10169, where certain of the Company's records are maintained. The 2,568 square feet of office space is leased for a 5 year term which ends in the year 2001.

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DIRECTORS AND EXECUTIVE OFFICERS

NAME (AGE)                        POSITION(S) WITH THE COMPANY
-------------------------         ---------------------------------------------
Barnett Chernow (50)              Director, Chairman and President
Myles R. Tashman (58)             Director, Executive Vice President, General
                                       Counsel and Secretary
James R. McInnis (53)             Executive Vice President
E. Robert Koster (42)             Senior V.P. and Chief Financial Officer
Carol V. Coleman (51)             Director
Michael W. Cunningham (52)        Director
Stephen J. Friedman (63)          Director
Bernard Levitt (75)               Director
Roger A. Martin (69)              Director
Andrew Kalinowski (56)            Director
Phillip R. Lowery (48)            Director
Mark A. Tullis (45)               Director
David L. Jacobson (51)            Senior Vice President and Assistant Secretary
Stephen J. Preston (43)           Executive Vice President and Chief Actuary
Mary B. Wilkinson (44)            Senior Vice President and Treasurer
Marilyn Talman (54)               Vice President, Associate General Counsel
                                     and Assistant Secretary

Each director is elected to serve for one year or until the next annual meeting of shareholders or until his or her successor is elected. Some directors and/or officers are directors and/or officers of First Golden's insurance company affiliates. The principal positions of First Golden's directors and senior executive officers for the past five years are listed below:

Mr. Barnett Chernow became President of First Golden in April 1998. Mr. Chernow served as President of Golden American from April, 1998 to March, 2001. From 1996 to 1998, Mr. Chernow served as Executive Vice President of First Golden. From 1993 to 1998, Mr. Chernow also served as Executive Vice President of Golden American. He was elected to serve as a director of First Golden in June, 1996 and Golden American in April, 1998.

Mr. Myles R. Tashman is Executive Vice President, General Counsel, Secretary and Director of First Golden. Since December, 1995, Mr. Tashman has also served as Executive Vice President of Golden American, and from January, 1998 to March, 2001, he has served as a director of Golden American. He was elected to serve as a director of First Golden in June, 1996.

Mr. James R. McInnis is Executive Vice President of First Golden since December, 1997. From 1982 through November, 1997, he was with the Endeavor Group and held several offices, including President at the time of his departure.

Mr. E. Robert Koster was elected Senior Vice President and Chief Financial Officer of First Golden and Golden American in September 1998. From August, 1984 to September, 1998 he has held various positions with ING companies in The Netherlands.

Ms. Carol V. Coleman is a Director of First Golden, having been first appointed in December, 1997. She has been a financial recruiter with Vantage Staffing since 1994.

Mr. Michael W. Cunningham became a Director of First Golden and Golden American in April, 1999. Also, he has served as a Director of Life of Georgia and Security Life of Denver since 1995. Currently, he serves as Executive Vice President and Chief Financial Officer of ING North America Insurance Corporation, and has worked for them since 1991.

Mr. Stephen J. Friedman is a Director of First Golden, having been first appointed in June, 1996. Mr. Friedman is a partner of the law firm of Debevoise & Plimpton in New York, NY since 1993.

NYDVAP-109649                            52

Mr. Bernard Levitt is a Director of First Golden, having been first appointed in June, 1996. Until his retirement in 1990, Mr. Levitt was a life insurance consultant with American Life Insurance Company of New York, since 1989.

Mr. Roger A. Martin is a Director of First Golden, having been first appointed in June, 1996. From 1984 until his retirement in July, 1995, Mr. Martin was a Vice President with Bear Sterns.

Mr. Andrew Kalinowski is a Director of First Golden, having been first appointed in June, 1996. Mr. Kalinowski has been a Principal and the President of Upstate Special Risk Services, Incorporated since 1974. He also has been a Principal, the Chief Marketing Officer and Vice President of LifeMark Securities Corporation since 1983, a Principal, Vice President and Secretary of LifeMark Associates, Incorporated since 1993, and a Principal and Director of LIFE Incorporated.

Mr. Phillip R. Lowery became a Director of First Golden in December 1999 and Golden American in April 1999. He has served as Executive Vice President and Chief Actuary for ING Americas Region since 1990.

Mr. Mark A. Tullis became a Director of First Golden and Golden American in December 1999. He has served as Executive Vice President, Strategy and Operations for ING Americas Region since September, 1999. From June, 1994 to August, 1999, he was with Pimerica, serving as Executive Vice President at the time of his departure.

Mr. David L. Jacobson was elected Senior Vice President and Assistant Secretary of First Golden in June, 1996. Since November, 1993, Mr. Jacobson has also served as Senior Vice President and Assistant Secretary of Golden American. Since September, 1996, Mr. Jacobson has also served as Assistant Secretary of Equitable Life Insurance Company of Iowa.

Mr. Stephen J. Preston joined Golden American in December, 1993 as Senior Vice President, Chief Actuary and Controller. He became an Executive Vice President and Chief Actuary in June, 1998. He was elected Senior Vice President and Chief Actuary of First Golden in June, 1996 and elected Executive Vice President in June, 1998.

Ms. Mary Bea Wilkinson was elected Senior Vice President and Treasurer of First Golden in June 1996. From November, 1993 through 1996, Ms. Wilkinson served as Senior Vice President, Assistant Secretary and Treasurer of Golden American.

Ms. Marilyn Talman was elected Vice President, Associate General Counsel and Assistant Secretary of First Golden in June, 1996. Since April, 1996, Ms. Talman has also served as Vice President, Associate General Counsel and Assistant Secretary for Golden American. Since September, 1996, Ms. Talman has also served as Assistant Secretary of Equitable Life Insurance Company of Iowa. From March, 1992 through March, 1996, she held various positions with Rodney Square Management Corp. and was Vice President and General Counsel upon leaving.

COMPENSATION TABLE AND OTHER INFORMATION
The following sets forth information with respect to the Chief Executive Officer of First Golden as well as the annual salary and bonus for the next five highly compensated executive officers for the fiscal years ended December 31, 2000. Certain executive officers of First Golden are also officers of Golden American and DSI. The salaries of such individuals are allocated among First Golden, Golden American and DSI pursuant to an arrangement among these companies.

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EXECUTIVE COMPENSATION TABLE
The following table sets forth information with respect to the annual salary and bonus for First Golden's Chief Executive Officer, the four other most highly compensated executive officers and the two most highly compensated former executive officers for the fiscal year ended December 31, 2000.

                                                                                  LONG-TERM
                                           ANNUAL COMPENSATION                   COMPENSATION
                                           -------------------            ---------------------------
                                                                          RESTRICTED       SECURITIES
NAME AND                                                                 STOCK AWARDS      UNDERLYING           ALL OTHER
PRINCIPAL POSITION           YEAR         SALARY          BONUS(1)         OPTIONS          OPTIONS          COMPENSATION(2)
------------------           ----         ------          --------         -------          -------          ---------------
Barnett Chernow..........    2000      $   409,447     $    638,326                          10,200             $  26,887
President                    1999      $   300,009     $    698,380                           6,950             $  20,464
                             1998      $   284,171     $    105,375         8,000

James R. McInnis.........    2000      $   337,543     $  1,210,898                           5,200             $  19,487
Executive Vice               1999      $   250,007     $    955,646                           5,550             $  15,663
President                    1998      $   250,004     $    626,245         2,000

Stephen J. Preston.......    2000      $   230,170     $    426,994                           5,000              $ 14,713
Executive Vice               1999      $   198,964     $    235,002                           2,050              $ 12,564
President and Chief          1998      $   173.870     $     32,152         3,500
Actuary

Myles R. Tashman.........    2000      $   214,114     $    266,375                           2,700              $ 15,410
Executive Vice               1999      $   199,172     $    293,831                           1,800              $ 14,598
President, General           1998      $   189,337     $     54,425         3,500
Counsel and Secretary

Mary Bea Wilkinson.......    2000      $   179,355     $    173,644                             366              $ 13,003
Senior Vice                  1999      $   158,088     $    191,968                           1,425              $ 11,736
President                    1998      $   110,484     $     30,747

--------------------
1    The amount shown relates to bonuses paid in 2000, 1999 and 1998.

2 Other compensation for 2000 and 1999 includes a business allowance for each named executive which is requi red to be applied to specific business expenses of the named executive.

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OPTION GRANTS IN LAST FISCAL YEAR
                                                                                       POTENTIAL
                                                                                  REALIZABLE VALUE AT
                                      % OF TOTAL                                     ASSUMED ANNUAL
                          NUMBER OF     OPTIONS                                     RATES OF STOCK
                         SECURITIES   GRANTED TO                                  PRICE APPRECIATION
                         UNDERLYING   EMPLOYEES     EXERCISE                       FOR OPTION TERM(3)
                          OPTIONS     IN FISCAL     OR BASE      EXPIRATION    ------------------------
NAME                     GRANTED(1)      YEAR       PRICE(2)        DATE            5%           10%
                         ----------   ----------   ----------    ----------    ----------    ----------
Barnett Chernow .....     10,200         0.85%      $  54.56    04/03/2010     $  348,987    $  886,937
James R. McInnis ....      5,200         0.43%      $  54.56    04/03/2010     $  178,425    $  452,164
Stephen J. Preston...      5,000         0.42%      $  54.56    04/03/2010     $  171,562    $  434,773
Myles R. Tashman ....      2,700         0.23%      $  54.56    04/03/2010     $   92,644    $  234,777
Mary Bea Wilkinson...      2,500         0.21%      $  54.56    04/03/2010     $   85,781    $  217,386

--------------------
1 Stock appreciation rights granted in 2000 to the officers of First Golden have a three-year vesting period and an expiration date as shown.

2 The base price was equal to the fair market value of ING's stock on the date of grant.

3 Total dollar gains based on indicated rates of appreciation of share price over the total term of the rights.
--------------------------------------------------------------------------------

NYDVAP-109649                            55

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Stockholder
First Golden American Life Insurance Company of New York

We have audited the accompanying balance sheets of First Golden American Life Insurance Company of New York as of December 31, 2000 and 1999, and the related statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Golden American Life Insurance Company of New York at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernest & Young LLP

Atlanta, Georgia
March 12, 2001

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            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                  (Dollars in thousands, except per share data)

                                                              December 31,    December 31,
                                                                  2000            1999
                                                              ------------    ------------
ASSETS
Investments:
   Fixed maturities, available for sale, at fair value
     (cost: 2000 - $25,770; 1999 - $29,178) ..............    $     25,204    $     28,095
   Short-term investments ................................           7,114           2,309
Total investments ........................................          32,318          30,404
Cash and cash equivalents ................................           1,541           1,026
Due from affiliates ......................................              68             539
Accrued investment income ................................             392             443
Deferred policy acquisition costs ........................           4,170           3,198
Value of purchased insurance in force ....................             113             102
Property and equipment, less allowances for
   depreciation of $36 in 2000 and $31 in 1999 ...........              30              41
Goodwill, less accumulated amortization of
   $7 in 2000 and $5 in 1999 .............................              89              91
Current income taxes recoverable .........................              17              --
Other assets .............................................              17              19
Separate account assets ..................................          57,703          47,215
                                                              ------------    ------------
Total assets .............................................    $     96,458    $     83,078
                                                              ============    ============

                             See accompanying notes.

NYDVAP-109649                            57

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          BALANCE SHEETS - (CONTINUED)
                  (Dollars in thousands, except per share data)

                                                              December 31,    December 31,
                                                                  2000            1999
                                                              ------------    ------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Policy liabilities and accruals:
   Future policy benefits:
   Annuity products ......................................    $      7,065    $      7,583
Current income taxes payable .............................              --             557
Deferred income tax liability ............................             843             610
Revolving note payable ...................................              --             100
Due to affiliates ........................................             987              32
Other liabilities ........................................             483             323
Separate account liabilities .............................          57,703          47,215
                                                              ------------    ------------
                                                                    67,081          56,420

Commitments and contingencies

Stockholder's equity:
   Preferred stock, par value $5,000 per share,
     authorized 6,000 shares..............................              --              --
   Common stock, par value $10 per share, authorized,
     issued, and outstanding 200,000 shares...............           2,000           2,000
   Additional paid-in capital.............................          26,049          23,936
   Accumulated other comprehensive loss...................            (457)           (927)
   Retained earnings......................................           1,785           1,649
                                                              ------------    ------------
Total stockholder's equity................................          29,377          26,658
                                                              ------------    ------------
Total liabilities and stockholder's equity................    $     96,458    $     83,078
                                                              ============    ============

                             See accompanying notes.

NYDVAP-109649                            58

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF OPERATIONS
                             (Dollars in thousands)

Year Ended December 31                                 2000         1999         1998
                                                     --------     --------     --------
REVENUES:
   Annuity product charges ......................    $    766     $    556     $    239
   Net investment income ........................       2,022        2,147        1,844
   Realized gains (losses) on investments .......        (689)        (166)          24
   Other income .................................          29           63           --
                                                     --------     --------     --------
                                                        2,128        2,600        2,107

Insurance benefits and expenses:
   Annuity benefits:
     Interest credited to account balances ......         401          590          376
     Benefit claims incurred in excess of account
       balances .................................           4           72           --
Underwriting, acquisition and insurance expenses:
   Commissions ..................................       1,115          697        1,754
   General expenses .............................       1,244          362          834
   Insurance taxes, state licenses, and fees ....          70           62           27
   Policy acquisition costs deferred ............      (1,349)        (879)      (2,264)
   Amortization:
     Deferred policy acquisition costs ..........         322          201           76
     Value of purchased insurance in force ......          (4)          35            8
     Goodwill ...................................           2            2            2
                                                     --------     --------     --------
                                                        1,805        1,142          813

Interest expense ................................          --           12           --
                                                     --------     --------     --------

                                                        1,805        1,154          813
                                                     --------     --------     --------
Income before income taxes ......................         323        1,446        1,294

Income taxes ....................................         187          635          519
                                                     --------     --------     --------

Net income ......................................    $    136     $    811     $    775
                                                     ========     ========     ========

                             See accompanying notes.

NYDVAP-109649                            59

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                  STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (Dollars in thousands)

                                                      Additional      Accumulated Other                         Total
                                      Common            Paid-in         Comprehensive       Retained        Stockholder's
                                       Stock            Capital          Income (Loss)      Earnings            Equity
                                  ----------------------------------------------------------------------------------------
Balance at January1, 1998 ....    $        2,000     $       23,936    $           96     $           63    $       26,095
Comprehensive income:
   Net income ................                --                 --                --                775               775
   Change in net unrealized
     investment gains (losses)                --                 --               240                 --               240
                                                                                                            --------------
Comprehensive income .........                                                                                       1,015
                                  --------------     --------------    --------------     --------------    --------------
Balance at December 31, 1998 .             2,000             23,936               336                838            27,110
Comprehensive income:
   Net income ................                --                 --                --                811               811
   Change in net unrealized
     investment gains (losses)                --                 --            (1,263)                --            (1,263)
                                                                                                            --------------
Comprehensive loss ...........                                                                                        (452)
                                  --------------     --------------    --------------     --------------    --------------
Balance at December 31, 1999 .             2,000             23,936              (927)             1,649            26,658
Comprehensive income:
   Net income ................                --                 --                --                136               136
   Change in net unrealized
     investment gains (losses)                --                 --               470                 --               470
                                                                                                            --------------
Comprehensive income .........                                                                                         606
   Contribution of capital ...                --              2,113                --                 --             2,113
                                  --------------     --------------    --------------     --------------    --------------
Balance at December 31, 2000 .    $        2,000     $       26,049    $         (457)    $        1,785    $       29,377
                                  ==============     ==============    ==============     ==============    ==============

                             See accompanying notes.

NYDVAP-109649                            60

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS
                             (Dollars in thousands)

Year Ended December 31                                 2000         1999         1998
                                                     --------     --------     --------
OPERATING ACTIVITIES
Net income ......................................    $    136     $    811     $    775
Adjustments to reconcile net cash provided by
     (used in) operations:
   Adjustments related to annuity products:
     Interest credited to account balances ......         401          590          376
     Charges for mortality and administration ...          (2)         (11)         (11)
   Decrease (increase) in accrued investment
     income .....................................          51          (29)         (38)
   Policy acquisition costs deferred ............      (1,349)        (879)      (2,264)
   Amortization of deferred policy acquisition costs      322          201           76
   Amortization of value of purchased insurance
     in force ...................................          (4)          35            8
   Change in other assets, due to/from affiliates,
     other liabilities, and accrued income taxes        1,063          (32)         248
   Provision for depreciation and amortization ..          21           90           82
   Provision for deferred income taxes ..........         233          (50)         465
   Realized gains (losses) on investments .......         689          166          (24)
                                                     --------     --------     --------
Net cash provided by (used in) operating activities     1,561          892         (307)

INVESTING ACTIVITIES
Sale, maturity, or repayment of investments:
   Fixed maturities - available for sale ........       9,852       10,849        1,644
   Short-term investments - net .................          --          922           --
                                                     --------     --------     --------
                                                        9,852       11,771        1,644

Acquisition of investments:
   Fixed maturities - available for sale ........      (7,189)      (9,835)      (5,549)
   Short-term investments - net .................      (4,805)          --       (2,432)
                                                     --------     --------     --------
                                                      (11,994)      (9,835)      (7,981)

Purchase of property and equipment ..............          --           (8)          (4)
                                                     --------     --------     --------
Net cash provided by (used in) investing
   activities ...................................      (2,142)       1,928       (6,341)

                             See accompanying notes.

NYDVAP-109649                            61

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                      STATEMENTS OF CASH FLOWS (CONTINUED)
                             (Dollars in thousands)

Year Ended December 31                                 2000         1999         1998
                                                     --------     --------     --------
FINANCING ACTIVITIES
Proceeds from revolving note payable ............    $    100     $ 13,000           --
Repayment of revolving note payable .............        (200)     (12,900)          --
Receipts from investment contracts credited to
   account balances .............................       2,737        1,008     $  9,009
Return of account balances on investment
   contracts ....................................        (210)        (228)        (178)
Net reallocations to separate account ...........      (3,444)      (4,606)        (872)
Contribution from parent ........................       2,113           --           --
                                                     --------     --------     --------
Net cash provided by (used in) financing
   activities ...................................       1,096       (3,726)       7,959
                                                     --------     --------     --------
Increase (decrease) in cash and cash equivalents          515         (906)       1,311

Cash and cash equivalents at beginning of period        1,026        1,932          621
                                                     --------     --------     --------
Cash and cash equivalents at end of period ......    $  1,541     $  1,026     $  1,932
                                                     ========     ========     ========
SUPPLEMENTAL DISCLOSURE OF
   CASH FLOW INFORMATION
Cash paid during the period for:
     Interest ...................................    $     10     $      1           --
     Income Taxes ...............................         528           --     $     99

                             See accompanying notes.

NYDVAP-109649                            62

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
First Golden American Life Insurance Company of New York ("First Golden" or "Company"), a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American" or "Parent"), was incorporated on May 24, 1996. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. On January 2, 1997 and December 23, 1997, First Golden became licensed as a life insurance company under the laws of the states of New York and Delaware, respectively. First Golden received policy approvals on March 25, 1997 and December 23, 1997 in New York and Delaware, respectively. The Company's variable annuity products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations. See Note 8 for further information regarding related party transactions.

On October 24, 1997 (the "merger date"), PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger dated July 7, 1997 among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC"), a Delaware corporation.

INVESTMENTS
Fixed Maturities: The Company accounts for investments under the Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment," or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC"), and deferred income taxes. At December 31, 2000 and 1999, all of the Company's fixed maturities are designated as available for sale, although the Company is not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Company's Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and other asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Other Investments: Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts. Realized Gains and Losses:

Realized gains and losses are determined on the basis of specific identification.

Fair Values: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U. S. Treasury bonds based upon the expected average lives of the securities. Estimated fair values of publicly traded fixed maturities are reported by an independent pricing service. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bonds.

NYDVAP-109649                            63

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

CASH AND CASH EQUIVALENTS
For purposes of the accompanying Statements of Cash Flows, the Company considers all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS
Certain costs of acquiring new insurance business, principally first year commissions, interest bonuses, and other expenses related to the production of new business, have been deferred ($219,000 during 2000, $38,000 during 1999, and $532,000 during 1998). Acquisition costs for variable annuity products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Company has designated as "available for sale" under SFAS No. 115.

VALUE OF PURCHASED INSURANCE IN FORCE
As the result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities.

PROPERTY AND EQUIPMENT
Property and equipment primarily represent leasehold improvements and office furniture and equipment and are not considered to be significant to the Company's overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL
Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis.

FUTURE POLICY BENEFITS
Future policy benefits for the fixed interest division of the variable products are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 4.00% to 6.75% during 2000, 4.10% to 6.00% during 1999, and 3.95% to 7.10%
during 1998.

SEPARATE ACCOUNT
Assets and liabilities of the separate account reported in the accompanying Balance Sheets represent funds that are separately administered principally for variable annuity contracts. Contractowners, rather than the Company, bear the investment risk for the variable products. At the direction of the contractowners, the separate account invests the premiums from the sale of variable annuity products in shares of specified mutual funds. The assets and liabilities of the separate account are clearly identified and segregated from other assets and liabilities of the Company. The portion of the separate account assets equal to the reserves

NYDVAP-109649                            64

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

and other liabilities of variable annuity contracts cannot be charged with liabilities arising out of any other business the Company may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractowner investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable annuity contracts invested in the separate account; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

Product charges recorded by the Company from variable annuity products consist of charges applicable to each contract for mortality and expense risk, contract administration, and surrender charges.

DEFERRED INCOME TAXES
Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Company has designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Company's Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS
Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of the Company does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to the Company within thirty days after the filing.

SEGMENT REPORTING
The Company manages its business as one segment, the sale of variable products designed to meet customer needs for tax-advantaged saving for retirement and protection from death. Variable products are sold to consumers and corporations throughout New York.

USE OF ESTIMATES
The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are: (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of the merger transaction, (5) asset valuation allowances, (6) deferred tax benefits (liabilities), and (7) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the preceding items are inherently

NYDVAP-109649                            65

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

PENDING ACCOUNTING STANDARDS: DERIVATIVE FINANCIAL INSTRUMENTS
During 1998, the Financial Accounting Standards Board issued Statement No. 133 ("SFAS 133"), Accounting for Derivative Financial Instruments and Hedging Activities. SFAS 133 requires that all derivative instruments, including certain derivative instruments embedded in other contracts, be recorded on the balance sheet measured at its fair value. The change in a derivative's fair value is generally to be recognized in current period earnings. However, if certain conditions are met, a derivative may be specifically designated as a hedge of an exposure to changes in fair value, variability of cash flows, or certain foreign currency exposures. When designated as a hedge, the fair value should be recognized currently in earnings or other comprehensive income, depending on whether such designation is considered a fair value or as a cash flow hedge. With respect to fair value hedges, the fair value of the derivative, as well as changes in the fair value of the hedged item, are reported in earnings. For cash flow hedges, changes in the derivatives fair value are reported in other comprehensive income and subsequently reclassified into earnings when the hedged item affects earnings. The ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. The Company adopted SFAS 133 on January 1, 2001. The cumulative effect of each accounting change upon adoption are not material.

RECLASSIFICATIONS
Certain amounts in the 1999 and 1998 financial statements have been reclassified to conform to the 2000 financial statement presentation.

2.   BASIS OF FINANCIAL REPORTING
The financial statements of the Company differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger and is amortized and charged to expense; (3) future policy benefit reserves for the fixed interest division of the variable products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs, and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) revenues for variable annuity products consist of policy administration charges and surrender charges assessed rather than premiums received; and (10) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

NYDVAP-109649                            66

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

2.   BASIS OF FINANCIAL REPORTING (continued)

The National Association of Insurance Commissioners has revised the Accounting Practices and Procedures Manual, the guidance that defines statutory accounting principles. The revised manual will be effective January 1, 2001, and has been adopted, at least in part, by the State of New York, which is the state of domicile for First Golden. The revised manual will result in changes to the accounting practices that the Companies use to prepare their statutory-basis financial statements. Management believes the impact of these changes to First Golden's statutory-basis capital and surplus as of January 1, 2001 will not be significant.

A reconciliation of net income and stockholder's equity as reported to regulatory authorities under statutory accounting principles to equivalent amounts reported under generally accepted accounting principles follows:

                                                   NET INCOME                           STOCKHOLDER'S EQUITY
                                 ----------------------------------------------     ----------------------------
                                     Year             Year             Year             Year             Year
                                    Ended            Ended            Ended            Ended            Ended
                                 December 31,     December 31,     December 31,     December 31,     December 31,
                                     2000             1999             1998             2000             1999
                                 ------------     ------------     ------------     ------------     ------------
                                                                       (Dollars in thousands)
As reported under statutory
    accounting principles ...    $       (290)    $        790     $       (966)    $     26,630     $     25,082
Interest maintenance reserve             (250)             (52)              14              (12)              --
Asset valuation reserve .....              --               --               --              190              145
Future policy benefits ......            (239)            (681)              45             (936)            (697)
Nonadmitted assets ..........              --               --               --               30               41
Net unrealized appreciation
    depreciation) of fixed
    maturities at fair value               --               --               --             (565)          (1,083)
Change in investment basis as
    result of merger ........             (78)            (118)             (39)             122              200
Deferred policy acquisition
    costs ...................           1,027              678            2,188            4,170            3,198
Value of purchased insurance
    in force ................               4              (35)              (8)             113              102
Current income taxes payable             (104)             193               --               89              193
Goodwill ....................              (2)              (2)              (2)              89               91
Deferred income taxes .......            (233)              50             (465)            (843)            (610)
Other .......................             301              (12)               8              300               (4)
                                 ------------     ------------     ------------     ------------     ------------
As reported herein ..........    $        136     $        811     $        775     $     29,377     $     26,658
                                 ============     ============     ============     ============     ============

NYDVAP-109649                            66

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS

INVESTMENT RESULTS

Major categories of net investment income are summarized below:

Year Ended December 31                         2000         1999         1998
                                             --------     --------     --------
                                                    (Dollars in thousands)
Fixed maturities .......................     $  1,810     $  1,901     $  1,726
Short-term investments .................          316          148          157
Other, net .............................           (3)         171           --
                                             --------     --------     --------
Gross investment income ................        2,123        2,220        1,883
Less investment expenses ...............         (101)         (73)         (39)
                                             --------     --------     --------
Net investment income ..................     $  2,022     $  2,147     $  1,844
                                             ========     ========     ========

The change in unrealized appreciation (depreciation) on fixed maturities designated as available for sale at fair value for the years ended December 31, 2000, 1999, and 1998 was $517,000, $(1,646,000), and $412,000, respectively.

At December 31, 2000 and 1999, amortized cost, gross unrealized gains and losses, and estimated fair values of fixed maturities, all of which are designated as available for sale, follows:

                                                       Gross         Gross        Estimated
                                        Amortized    Unrealized    Unrealized        Fair
                                           Cost         Gains        Losses         Value
                                        ----------   ----------    ----------     ----------
                                                       (Dollars in thousands)
December 31, 2000
-----------------
U. S. government and governmental
   agencies and authorities .......    $    6,793    $      223    $      (13)    $    7,003
Public utilities ..................         2,017             9           (11)         2,015
Corporate securities ..............        16,412            73          (850)        15,635
Mortgage-backed securities ........           548             3            --            551
                                        ----------   ----------    ----------     ----------
Total .............................    $   25,770    $      308    $     (874)    $   25,204
                                        ==========   ==========    ==========     ==========
December 31, 1999
-----------------
U.S. government and governmental
   agencies and authorities .......    $    3,486            --    $      (88)    $    3,398
Public utilities ..................         2,030            --           (77)         1,953
Corporate securities ..............        21,994            --          (910)        21,084
Mortgage-backed securities ........         1,556            --            (8)         1,548
Other assets backed securities ....           112            --            --            112
                                        ----------   ----------    ----------     ----------
Total .............................    $   29,178            --    $   (1,083)    $   28,095
                                        ==========   ==========    ==========     ==========

NYDVAP-109649                            67

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS (continued)

Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair values for these securities.

At December 31, 2000, net unrealized investment losses on fixed maturities designated as available for sale totaled $566,000. Depreciation of $457,000 was included in stockholder's equity at December 31, 2000 (net of adjustments of $22,000 to VPIF, $87,000 to DPAC, and $160,000 to deferred income taxes). At December 31, 1999, net unrealized investment gains on fixed maturities designated as available for sale totaled $1,083,000. Depreciation of $603,000 was included in stockholder's equity at December 31, 1999 (net of adjustments of $16,000 to VPIF, $141,000 to DPAC, and $324,000 to deferred income taxes).

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 2000 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
                                                              POST-MERGER
                                                        ------------------------
                                                        Amortized     Estimated
December 31, 2000                                          Cost       Fair Value
--------------------------------------------------------------------------------
                                                         (Dollars in thousands)
Due in one year or less ............................    $    1,902    $    1,892
Due after one year through five years ..............        12,503        11,982
Due after five years through ten years .............        10,817        10,779
                                                        ----------    ----------
                                                            25,222        24,653
Mortgage-backed securities .........................           548           551
                                                        ----------    ----------
Total ..............................................    $   25,770    $   25,204
                                                        ==========    ==========

NYDVAP-109649                            68

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS (continued)

An analysis of sales, maturities, and principal repayments of the Company's fixed maturities portfolio follows:

                                                           Gross         Gross         Proceeds
                                            Amortized     Realized      Realized         From
                                              Cost         Gains         Losses          Sale
                                            ----------    ----------    ----------    ----------
                                                          (Dollars in thousands)
For the year ended December 31, 2000:
Scheduled principal repayments,
   calls, and tenders ..................    $    2,307            --            --    $    2,307
Sales ..................................         8,234    $       21    $     (710)        7,545
                                            ----------    ----------    ----------    ----------
Total ..................................    $   10,541    $       21    $     (710)   $    9,852
                                            ==========    ==========    ==========    ==========

For the year ended December 31, 1999:
Scheduled principal repayments,
   calls, and tenders ..................    $    2,385            --            --    $    2,385
Sales ..................................         8,630    $        4    $     (170)        8,464
                                            ----------    ----------    ----------    ----------
Total ..................................    $   11,015    $        4    $     (170)   $   10,849
                                            ==========    ==========    ==========    ==========

For the year ended December 31, 1998:
Scheduled principal repayments, calls,
and tenders ............................    $    1,080            --            --    $    1,080
Sales ..................................           540    $       24            --           564
                                            ----------    ----------    ----------    ----------
Total ..................................    $    1,620    $       24            --    $    1,644
                                            ==========    ==========    ==========    ==========

Investment Valuation Analysis: The Company analyzes its investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of fixed maturities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. During 2000, 1999, and 1998, no investments were identified as having an impairment other than temporary.

Investments on Deposit: At December 31, 2000 and 1999, affidavits of deposits covering bonds with a par value of $400,000 were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Company's investment policies related to its investment portfolio require diversification by asset type, company, and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 2000 and December 31, 1999. Fixed maturities included investments in industrials (33% in 2000, 48% in 1999), financial companies (31% in 2000, 29% in 1999), and various government bonds and government or agency mortgage-backed securities (29% in 2000, 14% in 1999).

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeds ten percent of stockholder's equity at December 31, 2000.

NYDVAP-109649                            69

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

4.   COMPREHENSIVE INCOME

Comprehensive income includes all changes in stockholder's equity during a period except those resulting from investments by and distributions to the stockholder. Other comprehensive income (loss) excludes net investment gains (losses) included in net income which merely represent transfers from unrealized to realized gains and losses. These amounts totaled $(581,000) and $(108,000) in 2000 and 1999, respectively. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling $(108,000) and $(58,000) in 2000 and 1999, respectively.

5.   FAIR VALUES OF FINANCIAL INSTRUMENTS
SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Company's investments, investment contracts and debt fall within the standards' definition of a financial instrument. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial, and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the information presented herein.

The Company closely monitors the composition and yield of its invested assets, the duration and interest credited on insurance liabilities and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Company's overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Company's business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

                                            ----------------------------------------------------
                                               December 31, 2000            December 31, 1999
                                            ------------------------    ------------------------
                                                          Estimated                   Estimated
                                             Carrying        Fair        Carrying        Fair
                                              Value         Value         Value         Value
                                            ----------    ----------    ----------    ----------
                                                           (Dollars in thousands)
ASSETS
   Fixed maturities, available for sale     $   25,204    $   25,204    $   28,095    $   28,095
   Short-term investments ..............         7,114         7,114         2,309         2,309
   Cash and cash equivalents ...........         1,541         1,541         1,026         1,026
   Separate account assets .............        57,703        57,703        47,215        47,215

LIABILITIES
   Annuity products ....................         7,065         6,709         7,583         7,170
   Revolving note payable ..............            --            --           100           100
   Separate account liabilities ........        57,703        57,703        47,215        47,215

 NYDVAP-109649                            70

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

5.   FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

The following methods and assumptions were used by the Company in estimating fair values.

Fixed maturities: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded fixed maturities are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U. S. Treasury bonds based upon the expected average lives of the securities.

Short-term investments and cash and cash equivalents: Carrying values reported in the Company's historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

Separate account assets: Separate account assets are reported at the quoted fair values of the individual securities in the separate account.

Annuity products: Estimated fair values of the Company's liabilities for future policy benefits for the fixed interest division of the variable products are stated at cash surrender value, the cost the Company would incur to extinguish the liability.

Revolving note payable: Carrying value reported in the Company's historical cost basis balance sheet approximates estimated fair value for this instrument, as the agreement carries a variable interest rate provision.

Separate account liabilities: Separate account liabilities are reported at full account value in the Company's historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

5.   VALUES OF PURCHASED IN FORCE
As a result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF, which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Interest was accrued at a rate of 7.32% during 2000 (7.33% during 1999 and 7.29% during 1998).

A reconciliation of the change in the VPIF asset follows:

Year Ended December 31                                2000      1999      1998
                                                      -----     -----     -----
                                                        (Dollars in thousands)

Beginning balance ................................    $ 102     $ 117     $ 126
   Accretion of interest .........................        6         8         9
   Amortization of asset .........................       (2)      (43)      (17)
   Adjustment for unrealized gains (losses) ......        7        20        (5)
   Other asset adjustment ........................       --        --         4
                                                      -----     -----     -----
Ending balance ...................................    $ 113     $ 102     $ 117
                                                      =====     =====     =====

NYDVAP-109649                            71

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

6.   VALUE OF PURCHASED IN FORCE (continued)

Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 2000 is $11,000 in 2001, $10,000 in 2002, $9,000 in
2003, $7,000 in 2004, and $5,000 in 2005. Actual amortization may vary based upon changes in assumptions and experience.

7.   INCOME TAXES
The Company files a consolidated federal income tax return with Golden American, also a life insurance company.

INCOME TAX EXPENSE
Income tax expense included in the financial statements follows:

Year Ended December 31                         2000          1999          1998
                                              ------        ------        ------
                                                     (Dollars in thousands)

   Current ............................       $  (46)       $  685        $   54
   Deferred ...........................          233           (50)          465
                                              ------        ------        ------
                                              $  187        $  635        $  519
                                              ======        ======        ======

The effective tax rate on income before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference follows:

Year Ended December 31                         2000          1999          1998
                                              ------        ------        ------
                                                    (Dollars in thousands)

Income before income taxes ............       $  323        $1,446        $1,294
                                              ======        ======        ======
Income tax at federal statutory rate ..       $  113        $  506        $  447
Tax effect of:
   Other items ........................           74           129            66
                                              ------        ------        ------
Income tax expense ....................       $  187        $  635        $  519
                                              ======        ======        ======

NYDVAP-109649                            72

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

7.   INCOME TAXES (continued)

DEFERRED INCOME TAXES
The tax effect of temporary differences giving rise to the Company's deferred income tax assets and liabilities at December 31, 2000 and 1999 follows:

Year Ended December 31                                         2000           1999
                                                            ----------     ----------
                                                              (Dollars in thousands)
Deferred tax assets:
   Future policy benefits ..............................    $      747     $      560
   Net unrealized depreciation of available for sale
     fixed maturities ..................................           160            324
   Net operating loss carryforwards ....................            --             --
                                                            ----------     ----------
                                                                   907            884
Deferred tax liabilities:
   Net unrealized appreciation of available for sale
     fixed maturities ..................................            --             --
   Fixed maturities ....................................           (68)           (68)
   Investment income ...................................          (117)          (117)
   Deferred policy acquisition costs ...................        (1,171)          (913)
   Value of purchased insurance in force ...............           (24)           (30)
   Other ...............................................          (210)           (42)
                                                            ----------     ----------
                                                                (1,590)        (1,170)
                                                            ----------     ----------
Valuation allowance ....................................          (160)          (324)
                                                            ----------     ----------
Deferred income tax liability ..........................    $     (843)    $     (610)
                                                            ==========     ==========

At December 31, 2000, the Company reported, for financial statement purposes, unrealized losses on certain investments which have not been recognized for tax purposes. Since it is uncertain as to whether capital losses, if ever realized, could be utilized to offset capital gains, a valuation allowance has been established for the tax effect of these financial statement losses.

8.   RELATED PARTY TRANSACTIONS
Directed Services, Inc. ("DSI") acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable annuity products issued by the Company. DSI is authorized to enter into agreements with broker/dealers to distribute the Company's variable insurance products and appoint representatives of the broker/dealers as agents. As of December 31, 2000, the Company's variable annuity products were sold primarily through broker/dealer institutions. The Company paid commissions to DSI totaling $1,115,000, $697,000, and $1,754,000 for the years ended December 31, 2000, 1999, and 1998, respectively.

The Company has service agreements with Golden American and Equitable Life Insurance Company of Iowa ("Equitable Life"), an affiliate, in which Golden American and Equitable Life provide administrative and financial related services. Under the agreement with Golden American, the Company incurred expenses of $412,000, $137,000, $248,000, for the years ended December 31, 2000,
1999 and 1998, respectively. Under

NYDVAP-109649                            73

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

8.   RELATED PARTY TRANSACTIONS

the agreement with Equitable Life, the Company incurred expenses of $340,000, $142,000, and $165,000, for the years ended December 31, 2000, 1999, and 1998, respectively.

The Company has service agreements with Golden American and Equitable Life Insurance Company of Iowa ("Equitable Life"), an affiliate, in which Golden American and Equitable Life provide administrative and financial related services. Under the agreement with Golden American, the Company incurred expenses of $412,000, $137,000, $248,000, for the years ended December 31, 2000,
1999 and 1998, respectively. Under the agreement with Equitable Life, the Company incurred expenses of $340,000, $142,000, and $165,000, for the years ended December 31, 2000, 1999, and 1998, respectively.

The Company provides resources and services to Golden American and DSI. Revenues for these services, which reduce general expenses incurred by the Company, totaled $225,000, $269,000, and $210,000 from Golden American, for the years ended December 31, 2000, 1999, and 1998 respectively. Revenues for these services, which reduce general expenses incurred by the Company, totaled $223,000, $387,000, and $75,000 from DSI for the years ended December 31, 2000, 1999, and 1998 respectively.

Effective January 1, 1998, the Company has an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management and accounting services. Under the agreement, the Company records a fee based on the value of the assets under management. The fee is payable quarterly. For the years ended December 31, 2000, 1999, and 1998, the Company incurred fees of $81,000, $73,000, and $56,000, respectively, under this agreement.

The Company had premiums, net of reinsurance, for variable annuity products for the year ended December 31, 2000, 1999, and 1998, that totaled $27,000, $2,000, and $94,000 respectively, from Locust Street Securities, Inc. ("LSSI"), an affiliate.

As at December 31, 2000, the Company had a payable to Golden American in the amount of $500,000 related to a payment for taxes made by Golden American on the Company's behalf.

The Golden American Board of Directors has agreed by resolution to provide funds as needed for the Company to maintain policyholders' surplus that meets or exceeds the greater of: (1) the minimum capital adequacy standards to maintain a level of capitalization necessary to meet A.M. Best Company's guidelines or one level less than the one originally given to First Golden, or (2) the New York State Insurance Department risk-based capital minimum requirements as determined in accordance with New York statutory accounting principles. No funds were transferred from Golden American in 1999 or 1998. During 2000, Golden American provided a cash capital contribution of $2,113,000 to First Golden.

9.   COMMITMENTS AND CONTINGENCIES
Reinsurance: At December 31, 2000, First Golden had two reinsurance treaties with two unaffiliated reinsurers covering a significant portion of the mortality risks and minimum death benefit guarantees under its variable contracts. First Golden remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On December 29, 2000, First Golden entered a reinsurance treaty with London Life Reinsurance Company of Pennsylvania, an unaffiliated reinsurer, covering the minimum death benefit guarantees of First Golden's variable annuities issued on or after January 1, 2000.

At December 31, 2000 and December 31, 1999, the Company has a payable of $17,000 and $4,000, respectively, for reinsurance premiums. Included in the accompanying financial statements are net considerations to the reinsurer of $71,000, $27,000, and $9,000 for the years ended December 31, 2000, 1999,

NYDVAP-109649                            74

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

9.   COMMITMENTS AND CONTINGENCIES (continued)

and 1998, respectively. In addition, the accompanying financial statements contain net policy benefits recoveries of $5,000 and $7000 for the years ended December 31, 2000 and 1999, respectively.

At December 31, 2000 and December 31, 1999, the Company has a payable of $17,000 and $4,000, respectively, for reinsurance premiums. Included in the accompanying financial statements are net considerations to the reinsurer of $71,000, $27,000, and $9,000 for the years ended December 31, 2000, 1999, and 1998, respectively. In addition, the accompanying financial statements contain net policy benefits recoveries of $5,000 and $7000 for the years ended December 31, 2000 and 1999, respectively.

Litigation: The Company, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitrations. In some class action and other actions involving insurers, substantial damages have been sought and/or material settlement or award payments have been made. The Company currently believes no pending or threatened lawsuits or actions exist that are reasonably likely to have a material adverse impact on the Company.

Vulnerability from Concentrations: The Company has various concentrations in its investment portfolio (see Note 3 for further information). The Company's asset growth, net investment income, and cash flow are primarily generated from the sale of variable annuities and associated future policy benefits. Substantial changes in tax laws would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed could cause a severe impact to the Company's financial condition. A significant portion of the Company's sales is generated by two broker/dealers, each having at least ten percent of total sales.

Leases: The Company has a lease for its home office space which expires December 31, 2001. The Company also leases certain equipment under operating leases which expire in 2005. Rent expense for the years ended December 31, 2000, 1999 and 1998 was $122,000, $89,000, and $95,000, respectively. At December 31, 2000, minimum rental payments due under the operating leases are $82,000 in 2001, $4,000 in 2002, $4,000 in 2003, $4,000 in 2004, and $1,000 in 2005.

Revolving Note Payable: To enhance short-term liquidity, the Company established a revolving note payable with SunTrust Bank, Atlanta (the "Bank") which expires July 30, 2001. The note was approved by the Company's Board of Directors on September 29, 1998. The total amount the Company may have outstanding is $10,000,000. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or
(2) a rate quoted by the Bank to the Company for the advance. The terms of the agreement require the Company to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. Under this agreement, the Company did not incur interest expense in 2000 and incurred interest expense of $12,000 in 1999. At December 31, 2000, the Company did not have any borrowings under this agreement. The Company had borrowings of $100,000 under this agreement at December 31, 1999.


NYDVAP-109649                            75

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS

     ITEM                                                                   PAGE
     Introduction..........................................................    1
     Description of First Golden American Life Insurance
          Company of New York..............................................    1
     Safekeeping of Assets.................................................    1
     The Administrator.....................................................    1
     Independent Auditors..................................................    1
     Distribution of Contracts.............................................    2
     Performance Information...............................................    2
     IRA Partial Withdrawal Option.........................................    8
     Other Information.....................................................    9
     Financial Statements of Separate Account NY-B ........................    9

--------------------------------------------------------------------------------

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.
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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NY-B.

Please Print or Type:

                           --------------------------------------------------
                           NAME

                           --------------------------------------------------
                           SOCIAL SECURITY NUMBER

                           --------------------------------------------------
                           STREET ADDRESS

                           --------------------------------------------------
                           CITY, STATE, ZIP

109649 NY 1DVA PLUS  5/01

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NYDVAP-109649                            76

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                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION


The following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of First Golden Separate Account NY-B available under the Contract for the indicated periods. No information is provided for the Asset Allocation Growth, Diversified Mid-Cap, Growth and Income, Internet Tollkeeper, Pilgrim VIP MagnaCap, Pilgrim VIP SmallCap Opportunities, Pilgrim VIP Growth Opportunities, ProFund VP Bull, ProFund VP Small-Cap and ProFund VP Europe 30 subaccounts because these subaccounts did not have any assets attributable to the Contract as of December 31, 2000. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.

LIQUID ASSET

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 15.75            17,132          $   270          $ 15.47            51,312           $   794
  1999               15.04            11,408              172            14.79            22,393               331
  1998               14.54             2,755               40            14.33             5,974                86
  1997               14.02                --               --            13.83                --                --
  5/6/97             13.67                --               --            13.51                --                --


LIMITED MATURITY BOND

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 18.08            13,728          $   248          $ 17.76            24,619           $   437
  1999               17.00             6,379              108            16.72             7,746               130
  1998               17.02                --               --            16.77             1,506                25
  1997               16.13                --               --            15.91               632                10
  5/6/97             15.43                --               --            15.24                --                --


CORE BOND (FORMERLY GLOBAL FIXED INCOME)

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 11.85             1,186          $    14          $ 11.74             9,288           $   109
  1999               11.88               822               10            11.79             2,216                26
  1998               13.17                --               --            13.09                --                --
  5/1/98             12.17                --               --            12.11                --                --

NYDVAP-109649                          A1

FULLY MANAGED

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 26.51            16,196          $   429          $ 26.04            20,597           $   536
  1999               22.01            13,633              300            21.65            11,023               239
  1998               20.84             2,619               55            20.53             4,512                93
  1997               19.93                --               --            19.66             1,701                33
  5/6/97             17.95                --               --            17.73                --                --


TOTAL RETURN

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 20.94            29,586          $   619          $ 20.75            82,761           $ 1,717
  1999               18.20            32,717              595            18.06           123,053             2,222
  1998               17.83            15,411              275            17.72            81,617             1,446
  1997               16.18             2,430               39            16.10            13,026               209
  5/6/97             14.36                --               --            14.31                --                --


ASSET ALLOCATION GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $  9.38                --               --          $  9.38             3,577           $    34
  10/2/00            10.00                --               --            10.00                --                --


EQUITY INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 24.35            12,602          $   307          $ 23.91            18,608           $   445
  1999               21.83            12,749              278            21.47            15,934               342
  1998               22.27             9,623              214            21.94             6,014               132
  1997               20.83                --               --            20.55             1,243                26
  5/6/97             18.54                --               --            18.32                --                --

NYDVAP-109649                          A2

ALL CAP

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 11.61             4,315          $    50          $ 11.59            47,643           $   552
  5/1/00             11.27                --               --            11.27                --                --


GROWTH AND INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $  9.95                --          $    --             9.94               400           $     4
  10/2/00            10.00                --               --            10.00                --                --


REAL ESTATE

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 27.12               668          $    18          $ 26.64             8,382           $   223
  1999               20.96               356                7            20.62             1,581                33
  1998               22.07               356                8            21.74             1,474                32
  1997               25.82                --               --            25.48               478                12
  5/6/97             21.31                --               --            21.05                --                --


VALUE EQUITY

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 19.63             7,908          $   155          $ 19.46             8,289           $   161
  1999               18.28             5,400               99            18.14            15,606               283
  1998               18.41             1,678               31            18.31             4,464                82
  1997               18.36             1,048               19            18.28             1,056                19
  5/6/97             15.72                --               --            15.66                --                --

NYDVAP-109649                          A3

INVESTORS

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 11.28                --               --          $ 11.26             7,327           $    83
  5/1/00             10.42                --               --            10.41                --                --


RISING DIVIDENDS

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 25.21            16,266          $   410          $ 24.94           104,355           $ 2,602
  1999               26.07            13,823              360            25.83            79,175             2,045
  1998               22.79             1,734               40            22.61            34,310               776
  1997               20.22                90                2            20.09             8,223               165
  5/6/97             17.27                --               --            17.18                --                --


MANAGED GLOBAL

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 20.44            14,146          $   289          $ 20.19            58,994           $ 1,191
  1999               24.23             9,519              231            23.97            31,419               753
  1998               15.02             2,440               37            14.88             9,572               142
  1997               11.76                --               --            11.67             2,969                35
  5/6/97             11.24                --               --            11.16                --                --


LARGE CAP VALUE

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 10.56               353          $     4          $ 10.55            10,983           $   116
  5/1/00             10.87                --               --            10.86                --                --

 NYDVAP-109649                         A4

HARD ASSETS

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 16.62                33          $     1          $ 16.32             1,073           $    18
  1999               17.66                --               --            17.37               525                 9
  1998               14.50                --               --            14.28             1,007                14
  1997               20.85                --               --            20.57               238                 5
  5/6/97             19.34                --               --            19.11                --                --


DIVERSIFIED MID-CAP

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $  9.88                --               --          $  9.88               260           $     3
  10/2/00            10.00                --               --            10.00                --                --


RESEARCH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 26.63             9,718          $   259          $ 26.39            70,552           $ 1,862
  1999               28.25            32,639              921            28.04           122,839             3,444
  1998               23.03            26,762              616            22.89            20,466             1,865
  1997               18.95             4,095               78            18.87             9,642               182
  5/6/97             16.72                --               --            16.66                --                --


CAPITAL GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 17.33            11,899          $   206          $ 17.21            63,024           $ 1,085
  1999               21.18             9,819              208            21.06            53,276             1,122
  1998               17.08             6,031              103            17.01            20,311               346
  1997               15.45                --               --            15.41               334                 5
  5/6/97             12.46                --               --            12.44                --                --

NYDVAP-109649                           A5

CAPITAL APPRECIATION

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 25.50            12,782          $   326          $ 25.17            55,812           $ 1,405
  1999               30.46            11,524              351            30.11            15,289               460
  1998               24.75               578               14            24.50             4,904               120
  1997               22.24                --               --            22.05               734                16
  5/6/97             18.45                --               --            18.31                --                --


SMALL CAP

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 18.54             8,312          $   154          $ 18.40           105,737           $ 1,945
  1999               22.96             2,466               57            22.82            51,013             1,164
  1998               15.44             3,612               56            15.37             9,918               152
  1997               12.92                --               --            12.88             3,434                44
  5/6/97             10.72                --               --            10.70                --                --


MID-CAP GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 42.70             8,242          $   352          $ 42.23            72,702           $ 3,070
  1999               39.97            11,889              475            39.59            47,634             1,896
  1998               22.60             7,677              173            22.43            27,872               625
  1997               18.64             1,402               26            18.52             2,866                53
  5/6/97             15.76                --               --            15.68                --                --


STRATEGIC EQUITY

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 19.07             6,748          $   129          $ 18.92            35,293           $   668
  1999               22.06             6,034              133            21.92            11,085               243
  1998               14.30             2,037               29            14.23             1,867                27
  1997               14.36                --               --            14.31             1,265                18
  5/6/97             11.96                --               --            11.93                --                --

NYDVAP-109649                          A6

SPECIAL SITUATIONS

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $  8.89                --               --          $  8.89                --                --
  10/2/00            10.00                --               --            10.00                --                --


GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 22.17            39,568          $   877          $ 22.02           343,018           $ 7,552
  1999               28.78            27,730              798            28.62           197,439             5,651
  1998               16.36             8,286              136            16.29            17,549               286
  1997               13.06                --               --            13.03             3,093                40
  5/6/97             12.47                --               --            12.45                --                --


DEVELOPING WORLD

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $  7.61             1,732          $    13          $  7.58            18,742           $   142
  1999               11.64                --               --            11.61            13,214               153
  1998                7.29                --               --             7.28                --                --
  2/19/98            10.00                --               --            10.00                --                --


PIMCO HIGH YIELD BOND

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 10.05               281          $     3          $ 10.01            10,232           $   102
  1999               10.27             1,835               19            10.24             2,126                22
  1998               10.09                --               --            10.08                --                --
  5/1/98             10.00                --               --            10.00                --                --

NYDVAP-109649                          A7

PIMCO STOCKSPLUS GROWTH AND INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 11.77             4,111          $    48          $ 11.72            18,364           $   215
  1999               13.16             1,205               16            13.13            23,566               309
  1998               11.12                --               --            11.11                --                --
  5/1/98             10.00                --               --            10.00                --                --


PILGRIM GLOBAL BRAND NAMES

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $  8.76             1,368          $    12          $  8.75               840           $     7
  5/1/00             10.00                --               --            10.00                --                --


PRUDENTIAL JENNISON

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $  7.85             1,467          $    12          $  7.85               502           $     4
  5/1/00             10.00                --               --            10.00                --                --


SP JENNISON INTERNATIONAL GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $  8.57                --          $    --          $  8.56               848           $     7
  10/2/00            10.00                --               --            10.00                --                --


NYDVAP-109649                          A8

CALCULATE THE MARKET VALUE ADJUSTMENT

     1.   The contract value of the Fixed Interest Allocation on the date of
          surrender is                        3
                    $124,230 ($100,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )

     3.   Market Value Adjustment =
                                          2,555/365
               $124,230 x [( 1.07/1.0825 )          -1 ] = $9,700

     Therefore, the amount paid to you on full surrender is $114,530 ($124,230 - $9,700 ).

EXAMPLE #2: FULL SURRENDER -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

     Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

     1.   The contract value of the Fixed Interest Allocation on the date of
          surrender is                        3
                    $124,230 ($100,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )

     3.   Market Value Adjustment =
                                          2,555/365
               $124,230 x [( 1.07/1.0625 )          -1 ] = $6,270

     Therefore, the amount paid to you on full surrender is $130,500 ($124,230 + $6,270 ).

EXAMPLE #3: WITHDRAWAL -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

     Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a withdrawal of $114,530 is requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

NYDVAP-109649                          B1

     First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

     1.   The contract value of the Fixed Interest Allocation on the date of
          withdrawal is                   3
               $248,459 ( $200,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )

     3.   Amount that must be withdrawn =
                                           2,555/365
               [($114,530 / ( 1.07/1.0825 )         )] = $124,230

     Then calculate the Market Value Adjustment on that amount.

     4.   Market Value Adjustment =
                                          2,555/365
               $124,230 x [( 1.07/1.0825 )           -1 ] = $9,700

     Therefore, the amount of the withdrawal paid to you is $114,530, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $114,530, and also reduced by the Market Value Adjustment of $9,700, for a total reduction in the Fixed Interest Allocation of $124,230.

EXAMPLE #4: WITHDRAWAL -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

     Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate of 7%; that a withdrawal of $130,500 requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

     First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

     1.   The contract value of the Fixed Interest Allocation on the date of
          withdrawal is                   3
               $248,459 ( $200,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )

     3.   Amount that must be withdrawn =
                                           2,555/365
               [ $130,500 / ( 1.07/1.0625 )          ] = $124,230

     Then calculate the Market Value Adjustment on that amount.

     4.   Market Value Adjustment =
                                          2,555/365
               $124,230 x [( 1.07/1.0625 )           -1 ] = $6,270

     Therefore, the amount of the withdrawal paid to you is $130,500, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $130,500, but increased by the Market Value Adjustment of $6,270, for a total reduction in the Fixed Interest Allocation of $124,230.

NYDVAP-109649                          B2

                                   APPENDIX C

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the beginning of the fourth contract year of 20% of the contract value of $35,000.

In this example, $5,250 ($35,000 x .15) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $7,000 ($35,000 x .20). Therefore, $1,750 ($7,000 -
$5,250) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 4% surrender charge of $70 ($1,750 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

NYDVAP-109649                          C1

                             ING VARIABLE ANNUITIES

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
   First Golden American Life Insurance Company of New York is a stock company domiciled in New York, New York
--------------------------------------------------------------------------------

109649 NY DVA PLUS  5/01

ING VARIABLE ANNUITIES

FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY
OF NEW YORK

--------------------------------------------------------------------------------

                                   PROFILE OF

                                EMPIRE PRIMELITE

                            GOLDENSELECT DVA PLUS(R)

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT


                                   MAY 1, 2001


     ----------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     ----------------------------------------------------------------------

--------------------------------------------------------------------------------

1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and First Golden American Life Insurance Company of New York ("First Golden"). The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of 11 mutual fund investment portfolios through our Separate Account NY-B and/or (ii) in a fixed account of First Golden with guaranteed interest periods. The 11 mutual fund portfolios are listed on page 3 below. We currently offer guaranteed interest periods of 1, 3, 5, 7 and 10 years in the fixed account. We set the interest rates in the fixed account (which will never be less than 3%) periodically. We may credit a different interest rate for each interest period. The interest you earn in the fixed account as well as your principal is guaranteed by First Golden as long as you do not take your money out before the maturity date for the applicable interest period. If you withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you take out. Generally the investment portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You may not make any money, and you can even lose the money you invest.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins on the annuity start date, which is the date you start receiving regular annuity payments from your Contract.

EMPIRE PRIMELITE PROFILE                                 PROSPECTUS BEGINS AFTER
109657                                                    PAGE 8 OF THIS PROFILE

     You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

     ---------------------------------------------------------------------------------------------
                                         ANNUITY OPTIONS
     ---------------------------------------------------------------------------------------------
     Option 1        Income for a        Payments  are made for a  specified  number of years to
                     fixed period        you or your beneficiary.
     ---------------------------------------------------------------------------------------------
     Option 2        Income for life     Payments are made for the rest of your life or longer
                     with a period       for a specified period such as 10 or 20 years or until
                     certain             the total amount used to buy this option has been repaid.
                                         This option comes with an added guarantee that payments
                                         will continue to your beneficiary for the remainder of
                                         such period if you should die during the period.
     ---------------------------------------------------------------------------------------------
     Option 3        Joint life income   Payments are made for your life and the life of another
                                         person (usually your spouse).
     ---------------------------------------------------------------------------------------------
     Option 4        Annuity plan        Any other annuitization plan that we choose to offer on
                                         the annuity start date.
     ---------------------------------------------------------------------------------------------

Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Company Act of 1940, it will comply with the requirements of such Act. Once you elect an annuity option and begin to receive payments, it cannot be changed.


3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $10,000 or more ($1,500 for a qualified Contract) up to and including age 85. You may make additional payments of $500 or more ($50 for a qualified Contract) at any time before you turn 85 during the accumulation phase. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.


Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal

109657                                                  EMPIRE PRIMELITE PROFILE
and state tax brackets. You should not buy this Contract: (1) if you are looking for a short-term investment; (2) if you cannot risk getting back less money than you put in; or (3) your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract.


4.   THE INVESTMENT PORTFOLIOS
You can direct your money into: (1) the fixed account with guaranteed interest periods of 1, 3, 5, 7 and 10 years, and/or (2) into any one or more of the following 11 mutual fund investment portfolios through our Separate Account NY-B. The investment portfolios are described in the prospectuses for the GCG Trust, the Travelers Series Fund Inc., the Greenwich Street Series Fund, and the Smith Barney Allocation Series Inc. Keep in mind that while an investment in the fixed account earns a fixed interest rate, an investment in any investment portfolio, depending on market conditions, may cause you to make or lose money. The investment portfolios available under your Contract are:


     THE GCG TRUST
        Total Return Series
        Research Series
        Mid-Cap Growth Series

     TRAVELERS SERIES FUND INC.
        Smith Barney High Income Portfolio
        Smith Barney International All Cap Growth Portfolio
          (formerly Smith Barney International Equity Portfolio)
        Smith Barney Large Cap Value Portfolio
        Smith Barney Money Market Portfolio

     THE GREENWICH STREET SERIES FUND
        Appreciation Portfolio

     THE SMITH BARNEY ALLOCATION SERIES INC.
      (formerly Smith Barney Concert Allocation Series Inc.)
        Smith Barney Select Balanced Portfolio
        Smith Barney Select Growth Portfolio
        Smith Barney Select High Growth Portfolio

5.   EXPENSES
The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts an annual contract administrative charge of $30, and if you invest in an investment portfolio, a mortality and expense risk charge and an asset-based administrative charge. The mortality and expense risk charge and the asset-based administrative charge are deducted daily directly from your contract value in the investment portfolios. The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

                                           STANDARD      ANNUAL RATCHET ENHANCED
                                         DEATH BENEFIT        DEATH BENEFIT
     Mortality & Expense Risk Charge         1.10%                1.25%
     Asset-Based Administrative Charge       0.15%                0.15%
                                             -----                -----
        Total                                1.25%                1.40%

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.53% to 1.18% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any year is 15% of your contract value on the date of

109657                                                  EMPIRE PRIMELITE PROFILE
the withdrawal less any prior withdrawals during that contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.

     COMPLETE YEARS ELAPSED        0    1    2    3    4    5    6    7+
       SINCE PREMIUM PAYMENT
     SURRENDER CHARGE              7%   6%   5%   4%   3%   2%   1%   0%


The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the maximum mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.07% (based on an average contract value of $44,000). The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 2000, for the GCG Trust and the Greenwich Street Series Fund; as of January 31, 2001 for the Smith Barney Allocation Series Inc., and as of October 31, 2000 for the Travelers Series Fund Inc. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. The 1-Year examples above include a 7% surrender charge. For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected the Annual Ratchet Enhanced Death Benefit. For these examples, the premium tax is assumed to be 0%.

                                                                               EXAMPLES:
                                           TOTAL ANNUAL                        ---------
                           TOTAL ANNUAL     INVESTMENT       TOTAL     TOTAL CHARGES AT THE END OF:
                            INSURANCE       PORTFOLIO       ANNUAL
INVESTMENT PORTFOLIO         CHARGES         CHARGES        CHARGES       1 YEAR       10 YEARS
---------------------------------------------------------------------------------------------------

THE GCG TRUST
Total Return                  1.47%           0.89%          2.36%          $94           $270
Research                      1.47%           0.89%          2.36%          $94           $270
Mid-Cap Growth                1.47%           0.89%          2.36%          $94           $270

TRAVELERS SERIES FUND INC.
---------------------------------------------------------------------------------------------------
Smith Barney High Income      1.47%           0.66%          2.13%          $92           $246
---------------------------------------------------------------------------------------------------
Smith Barney International
  All Cap Growth              1.47%           0.98%          2.45%          $95           $279
---------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value  1.47%           0.66%          2.13%          $92           $246
---------------------------------------------------------------------------------------------------
Smith Barney Money Market     1.47%           0.53%          2.00%          $90           $233

GREENWICH STREET SERIES FUND
---------------------------------------------------------------------------------------------------
Appreciation                  1.47%           0.78%          2.25%          $93           $258
---------------------------------------------------------------------------------------------------

SMITH BARNEY ALLOCATION SERIES INC.
---------------------------------------------------------------------------------------------------
Smith Barney Select Balanced  1.47%           1.05%          2.52%          $96           $286
---------------------------------------------------------------------------------------------------
Smith Barney Select High
  Growth                      1.47%           1.18%          2.65%          $97           $298
---------------------------------------------------------------------------------------------------
Smith Barney Select Growth    1.47%           1.11%          2.58%          $96           $291
---------------------------------------------------------------------------------------------------



109657                                                  EMPIRE PRIMELITE PROFILE

The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. The 1-Year examples above include a 7% surrender charge. For more detailed information, see "Fees and Expenses" in the prospectus for the Contract.

6.  TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will generally be taxed on these earnings, but not on premiums, when you make a withdrawal or begin receiving annuity payments.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts at your request. If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the taxable amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 7. Withdrawals above the free withdrawal amount may be subject to a surrender charge. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio that was in operation for at least the entire calendar year of 2000. These numbers reflect the deduction of the mortality and expense risk charge (based on the Annual Ratchet Enhanced Death Benefit), the asset-based administrative charge and the annual contract fee, but do not reflect deductions for surrender charges, if any. If surrender charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

109657                                                  EMPIRE PRIMELITE PROFILE

     ---------------------------------------------------------------------------
                                                         FISCAL YEAR
     INVESTMENT PORTFOLIO                     2000          1999           1998
     ---------------------------------------------------------------------------
     Managed by Massachusetts Financial Services Company*
       Mid-Cap Growth                         6.60%        76.48%         21.00%
       Research                              -5.94%        22.42%         21.24%
       Total Return                          14.81%         1.86%          9.94%

     ---------------------------------------------------------------------------
     Managed by SSB Citi Management LLC**
       Appreciation                          -1.87%        11.44%         17.40%
       Smith Barney High Income              -9.39%         1.06%         -1.06%
       Smith Barney International All Cap   -24.93%        65.32%          4.93%
        Growth
       Smith Barney Large Cap Value          11.46%        -1.45%          8.20%
       Smith Barney Money Market              4.48%         3.21%          3.51%

     ---------------------------------------------------------------------------
     Managed by Travelers Investment Adviser, Inc.***
       Smith Barney Select Balanced           3.23%         5.95%          7.91%
       Smith Barney Select Growth            -6.30%        14.42%         12.28%
       Smith Barney Select High Growth       -8.71%        25.00%         13.68%

     ---------------------------------
     *    Year Ended December 31, 2000
     ** Year Ended October 31, 2000 for all portfolios except the Appreciation Portfolio, whose average annual total return is based on a December 31, 2000 fiscal year end.
     *** Year Ended January 31, 2001


9.   DEATH BENEFIT
You may choose (i) the Standard Death Benefit, or (ii) the Annual Ratchet Enhanced Death Benefit. The Annual Ratchet Enhanced Death Benefit is available only if the contract owner or the annuitant (if the contract owner is not an individual) is less than 80 years old at the time of purchase. The Annual Ratchet Enhanced Death Benefit may not be available where a Contract is held by joint owners.

The death benefit is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract after subtracting any withdrawals; or

     3)   the cash surrender value.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract after subtracting any withdrawals;

     3)   the cash surrender value; or

109657                                                  EMPIRE PRIMELITE PROFILE

     4) the enhanced death benefit, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount:
          On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, and then we subtract any withdrawals made since the preceding day (including any market value adjustment applied to such withdrawal), and then we subtract for any associated surrender charges. That amount becomes the new enhanced death benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

10.  OTHER INFORMATION
     FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a full refund of your contract value. We determine your contract value at the close of business on the day we receive your written refund request. For purposes of the refund during the free look period, we will include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium you paid.

     TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED ACCOUNT. You can make transfers among your investment portfolios and your investment in the fixed account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. There is currently no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that if you transfer or otherwise withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you transfer or withdraw.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations -- Taxation of Death Benefit Proceeds" in the prospectus.

     ADDITIONAL FEATURES. This Contract has other features that may interest you. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios or in the fixed account with a 1-year guaranteed interest period. Transfers from the fixed account under this program will not be subject to a market value adjustment.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any surrender charge. Withdrawals from your money in the fixed account under this program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

          Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing.

11.  INQUIRIES
If you need more information after reading this profile and the prospectus, please contact us at:

109657                                                  EMPIRE PRIMELITE PROFILE

     CUSTOMER SERVICE CENTER
     230 PARK AVENUE, SUITE 966
     NEW YORK, NEW YORK  10169
     (800) 963-9539

or your registered representative.

109657                                                  EMPIRE PRIMELITE PROFILE

                       This page intentionally left blank.

--------------------------------------------------------------------------------
FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF FIRST GOLDEN AMERICAN LIFE INSURANCE
COMPANY OF NEW YORK

           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS
                                EMPIRE PRIMELITE

--------------------------------------------------------------------------------


                                                                     MAY 1, 2001


     This prospectus describes Empire PrimElite, an individual deferred variable annuity contract (the "Contract") offered by First Golden American Life Insurance Company of New York ("First Golden," the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments in one or more of 11 mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

     We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We set the interest rates periodically. We will not set the interest rate to be less than a minimum annual rate of 3%. You may choose guaranteed interest periods of 1, 3, 5, 7 and 10 years. The interest earned on your money as well as your principal is guaranteed as long as you hold them until the maturity date. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. You bear the risk that you may receive less than your principal if we take a Market Value Adjustment. You have a right to return a Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid).

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2001, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at 230 Park Avenue, Suite 966, New York, New York 10169 or call (800) 963-9539, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY ALLOCATION SERIES INC. IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY ALLOCATION SERIES INC.

--------------------------------------------------------------------------------
THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE BACK OF THIS COVER.
--------------------------------------------------------------------------------

EPE-109657

     The investment portfolios available under your Contract and the portfolio managers are:

     MASSACHUSETTS FINANCIAL SERVICES COMPANY
        Mid-Cap Growth Series
        Research Series
        Total Return Series

     SSB CITI FUND MANAGEMENT LLC
        Smith Barney High Income Portfolio
        Smith Barney International All Cap Growth Portfolio
          (formerly Smith Barney International Equity Portfolio)
        Smith Barney Large Cap Value Portfolio
        Smith Barney Money Market Portfolio

     SMITH BARNEY FUND MANAGEMENT LLC
        Appreciation Portfolio

     TRAVELERS INVESTMENT ADVISER, INC.
        Smith Barney Select Balanced Portfolio
        Smith Barney Select High Growth Portfolio
        Smith Barney Select Growth Portfolio


The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account NY-B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

EPE-109657

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
Index of Special Terms....................................................     1
Fees and Expenses.........................................................     2
Performance Information...................................................     5
    Accumulation Unit.....................................................     5
    Net Investment Factor.................................................     5
    Condensed Financial Information.......................................     5
    Financial Statements..................................................     5
    Performance Information...............................................     5
First Golden American Life Insurance Company of New York..................     6
The Trusts................................................................     7
First Golden Separate Account NY-B........................................     7
The Investment Portfolios.................................................     8
    Investment Objectives.................................................     8
    Investment Management Fees and Other Expenses.........................     9
The Fixed Interest Allocation.............................................    10
    Selecting a Guaranteed Interest Period................................    11
    Guaranteed Interest Rates.............................................    11
    Transfers from a Fixed Interest Allocation............................    11
    Withdrawals from a Fixed Interest Allocation..........................    12
    Market Value Adjustment...............................................    12
The Annuity Contract......................................................    13
    Contract Date and Contract Year ......................................    13
    Annuity Start Date....................................................    13
    Contract Owner........................................................    13
    Annuitant.............................................................    14
    Beneficiary...........................................................    14
    Purchase and Availability of the Contract.............................    15
    Crediting of Premium Payments.........................................    15
    Administrative Procedures.............................................    16
    Contract Value........................................................    16
    Cash Surrender Value..................................................    16
    Surrendering to Receive the Cash Surrender Value......................    17
    The Subaccounts.......................................................    17
    Addition, Deletion or Substitution of Subaccounts and Other Changes...    17
    The Fixed Account.....................................................    17
    Other Contracts.......................................................    17
    Other Important Provisions............................................    18
Withdrawals...............................................................    18
    Regular Withdrawals...................................................    18
    Systematic Withdrawals................................................    18
    IRA Withdrawals.......................................................    20
Transfers Among Your Investments..........................................    20

    Transfers by Third Parties............................................    21

    Dollar Cost Averaging.................................................    21
    Automatic Rebalancing.................................................    22
Death Benefit Choices.....................................................    22
    Death Benefit During the Accumulation Phase...........................    22
        Standard Death Benefit............................................    22
        Annual Ratchet Enhanced Death Benefit.............................    22
    Death Benefit During the Income Phase.................................    23
    Required Distributions upon Contract Owner's Death....................    23
--------------------------------------------------------------------------------

EPE-109657                            i

--------------------------------------------------------------------------------
                            TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                            PAGE
Charges and Fees..........................................................    24
    Charge Deduction Subaccount...........................................    24
    Charges Deducted from the Contract Value..............................    24
        Surrender Charge..................................................    24
        Free Withdrawal Amount............................................    24
        Surrender Charge for Excess Withdrawals...........................    24
        Premium Taxes.....................................................    25
        Administrative Charge.............................................    25
        Transfer Charge...................................................    25
    Charges Deducted from the Subaccounts.................................    25
        Mortality and Expense Risk Charge.................................    25
        Asset-Based Administrative Charge.................................    25
    Trust Expenses........................................................    26
The Annuity Options.......................................................    26
    Annuitization of Your Contract........................................    26
    Selecting the Annuity Start Date......................................    27
    Frequency of Annuity Payments.........................................    27
    The Annuity Options...................................................    27
        Income for a Fixed Period.........................................    27
        Income for Life with a Period Certain.............................    27
        Joint Life Income.................................................    27
        Annuity Plan......................................................    27
    Payment When Named Person Dies........................................    27
Other Contract Provisions.................................................    28
    Reports to Contract Owners............................................    28
    Suspension of Payments................................................    28
    In Case of Errors in Your Application.................................    28
    Assigning the Contract as Collateral..................................    28
    Contract Changes-Applicable Tax Law...................................    28
    Free Look.............................................................    28
    Group or Sponsored Arrangements.......................................    29
    Selling the Contract..................................................    29
Other Information.........................................................    30
    Voting Rights.........................................................    30
    State Regulation......................................................    30
    Legal Proceedings.....................................................    30
    Legal Matters.........................................................    30
    Experts...............................................................    30
Federal Tax Considerations................................................    31
More Information About First Golden American Life Insurance
  Company of New York.....................................................    36
Financial Statements of First Golden American Life Insurance
  Company of New York.....................................................    48
Statement of Additional Information
    Table of Contents.....................................................    70
Appendix A
    Condensed Financial Information.......................................    A1
Appendix B
    Market Value Adjustment Examples......................................    B1
Appendix C
    Surrender Charge for Excess Withdrawals Example.......................    C1

EPE-109657                            ii

--------------------------------------------------------------------------------
                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                                             PAGE
Accumulation Unit                                           5
Annual Ratchet Enhanced Death Benefit                      22
Annuitant                                                  14
Annuity Start Date                                         13
Cash Surrender Value                                       16
Contract Date                                              13
Contract Owner                                             13
Contract Value                                             16
Contract Year                                              13
Fixed Interest Allocation                                  10
Free Withdrawal Amount                                     24
Market Value Adjustment                                    12
Net Investment Factor                                       5
Standard Death Benefit                                     22

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS            CORRESPONDING TERM USED IN THE CONTRACT
Accumulation Unit Value                 Index of Investment Experience
Annuity Start Date                      Annuity Commencement Date
Contract Owner                          Owner or Certificate Owner
Contract Value                          Accumulation Value
Transfer Charge                         Excess Allocation Charge
Fixed Interest Allocation               Fixed Allocation
Free Look Period                        Right to Examine Period
Guaranteed Interest Period              Guarantee Period
Subaccount(s)                           Division(s)
Net Investment Factor                   Experience Factor
Regular Withdrawals                     Conventional Partial Withdrawals
Withdrawals                             Partial Withdrawals

--------------------------------------------------------------------------------

EPE-109657                             1

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES*
     Surrender Charge:

     COMPLETE YEARS ELAPSED        0    1    2    3    4    5    6    7+
       SINCE PREMIUM PAYMENT
     SURRENDER CHARGE              7%   6%   5%   4%   3%   2%   1%   0%

     Transfer Charge..............................................    None**

     * If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

     ** We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
     Administrative Charge........................................    $30
     (We waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more.)

SEPARATE ACCOUNT NY-B ANNUAL CHARGES***

                                                       STANDARD       ENHANCED DEATH BENEFIT
                                                     DEATH BENEFIT        ANNUAL RATCHET
     Mortality and Expense Risk Charge.............      1.10%                  1.25%
     Asset-Based Administrative Charge.............      0.15%                  0.15%
                                                         -----                  -----
     Total Separate Account Charges................      1.25%                  1.40%

     *** As a percentage of average assets in each subaccount. The mortality and expense risk charge and the asset-based administrative charge are deducted daily.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------
                                 MANAGEMENT           OTHER             TOTAL
PORTFOLIO                          FEE(1)          EXPENSES(2)       EXPENSES(3)
--------------------------------------------------------------------------------
Total Return                        0.88%              0.01%             0.89%
Research                            0.88%              0.01%             0.89%
Mid-Cap Growth                      0.88%              0.01%             0.89%
--------------------------------------------------------------------------------

     (1) Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.

     (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 2000, except for (i) portfolios that commenced operations in 2000 and (ii) newly formed portfolios where the charges have been estimated.

     (3) Total Expenses are based on actual expenses for the fiscal year ended December 31, 2000.

EPE-109657                             2

TRAVELERS SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                       MANAGEMENT         OTHER          TOTAL
PORTFOLIO                                 FEE           EXPENSES(1)     EXPENSES
--------------------------------------------------------------------------------
Smith Barney High Income                  0.60%            0.06%          0.66%
Smith Barney International All Cap        0.90%            0.08%          0.98%
 Growth
Smith Barney Large Cap Value              0.65%            0.01%          0.66%
Smith Barney Money Market                 0.50%            0.03%          0.53%
--------------------------------------------------------------------------------

     (1) Other expenses are based on actual expenses for the fiscal year ended October 31, 2000.

GREENWICH STREET SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                       MANAGEMENT         OTHER          TOTAL
PORTFOLIO                                 FEE           EXPENSES(1)     EXPENSES
--------------------------------------------------------------------------------
Appreciation                             0.55%             0.23%          0.78%
--------------------------------------------------------------------------------

     (1) Other expenses are based on actual expenses for the year ended December 31, 2000.

SMITH BARNEY ALLOCATION SERIES INC. ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                       MANAGEMENT         OTHER          TOTAL
PORTFOLIO                                 FEE           EXPENSES(1)     EXPENSES
--------------------------------------------------------------------------------
Smith Barney Select Balanced             0.35%             0.70%          1.05%
Smith Barney Select Growth               0.35%             0.76%          1.11%
Smith Barney Select High Growth          0.35%             0.83%          1.18%
--------------------------------------------------------------------------------

     (1) Other expenses are based on a weighted average of the expense ratios of the underlying funds in which a particular portfolio was invested on January 31, 2000. The expense ratios for the underlying funds are based on actual expense for each fund's Class Y shares as of the end of such fund's most recent fiscal year.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust, the Travelers Series Fund, Inc., the Greenwich Street Series Fund and the Smith Barney Allocation, Inc. for additional information on management or advisory fees and in some cases on other portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EPE-109657                             3

EXAMPLES:
In the following examples, surrender charges may apply if you choose to annuitize within the first 7 contract years. The examples also assume election of the Annual Ratchet Enhanced Death Benefit and are based on an assumed 5% annual return.
If you surrender your Contract at the end of the applicable time period, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                    1 YEAR     3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------

THE GCG TRUST
Total Return                          $94        $124        $156         $270
Research                              $94        $124        $156         $270
Mid-Cap Growth                        $94        $124        $156         $270

TRAVELERS SERIES FUND
--------------------------------------------------------------------------------
Smith Barney High Income              $92        $117        $144         $246
--------------------------------------------------------------------------------
Smith Barney International All Cap    $95        $126        $161         $279
 Growth
--------------------------------------------------------------------------------
Smith Barney Large Cap Value          $92        $117        $144         $246
--------------------------------------------------------------------------------
Smith Barney Money Market             $90        $113        $138         $233

GREENWICH STREET SERIES FUND INC.
Appreciation                          $93        $120        $150         $258

SMITH BARNEY ALLOCATION SERIES INC.
Smith Barney Select Balanced          $96        $128        $164         $286
--------------------------------------------------------------------------------
Smith Barney Select Growth            $96        $130        $167         $291
--------------------------------------------------------------------------------
Smith Barney Select High Growth       $97        $132        $171         $298
--------------------------------------------------------------------------------

If you do not surrender your Contract or if you annuitize on the annuity start date, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                    1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------

THE GCG TRUST
Total Return                          $24         $74        $126         $270
Research                              $24         $74        $126         $270
Mid-Cap Growth                        $24         $74        $126         $270

TRAVELERS SERIES FUND
Smith Barney High Income              $22         $67        $114         $246
--------------------------------------------------------------------------------
Smith Barney International All Cap    $25         $76        $131         $279
 Growth
--------------------------------------------------------------------------------
Smith Barney Large Cap Value          $22         $67        $114         $246
--------------------------------------------------------------------------------
Smith Barney Money Market             $20         $63        $108         $233
--------------------------------------------------------------------------------

GREENWICH STREET SERIES FUND INC.
Appreciation                          $23         $70        $120         $258

SMITH BARNEY ALLOCATION SERIES INC.
Smith Barney Select Balanced          $26         $78        $164         $286
--------------------------------------------------------------------------------
Smith Barney Select Growth            $26         $80        $137         $291
--------------------------------------------------------------------------------
Smith Barney Select High Growth       $27         $82        $141         $298
--------------------------------------------------------------------------------


EPE-109657                             4

The examples above reflect the annual administrative charge as an annual charge of 0.07% of assets (based on an average contract value of $44,000). If the Standard Death Benefit is elected instead of the Annual Ratchet Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account NY-B of First Golden ("Separate Account NY-B") has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     (4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Separate Account NY-B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A - Condensed Financial Information.

FINANCIAL STATEMENTS
The audited financial statements of Separate Account NY-B for the year ended December 31, 2000 are included in the Statement of Additional Information. The audited financial statements of First Golden for the years ended December 31, 2000, 1999 and 1998 are included in this prospectus.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account NY-B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Smith Barney Money Market subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual

EPE-109657                             5
return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount of Separate Account NY-B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account NY-B, assuming an investment at the beginning of the period when the subaccount first invested in the portfolio, withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account NY-B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the subaccounts began investing in the portfolios.

Current yield for the Smith Barney Money Market subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period assuming no surrender.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (a measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information, including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------------

First Golden American Life Insurance Company of New York ("First Golden") was incorporated on May 24, 1996 as a New York stock life insurance company. First Golden is a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American"). Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. First Golden's financial statements appear in this prospectus. First Golden is authorized to do business in Delaware and New York.


Equitable of Iowa is the holding company for Golden American, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. ING also owns ING Pilgrim Investments, LLC, a portfolio manager of the GCG Trust, and the investment manager of the Pilgrim Variable Insurance Trust and the Pilgrim Variable Products Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust, and ING Investment Management Advisors B.V., a portfolio manager of the Pilgrim Variable Insurance Trust.


EPE-109657                             6

Our principal office is located at 230 Park Avenue, Suite 966, New York, New York 10169.

--------------------------------------------------------------------------------
                                   THE TRUSTS
--------------------------------------------------------------------------------

In this prospectus, we refer to the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series collectively as the "Trusts" and individually as a "Trust."

The GCG Trust is a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance policies offered by First Golden and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies not affiliated with First Golden. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans. The principal address of the GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Allocation Series Inc. are also mutual funds whose shares are available to Account NY-B which funds variable insurance products offered by First Golden. The Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Allocation Series Inc. may also sell their shares to separate accounts of other insurance companies, both affiliated and not affiliated with First Golden. The principal address of Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Allocation Series is 388 Greenwich Street, New York, New York 10013.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust, and Greenwich Street Series Fund, the Boards of Directors of Travelers Series Fund Inc. and Smith Barney Allocation Series Inc., and the management of Directed Services, Inc., and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY ALLOCATION SERIES IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
                       FIRST GOLDEN SEPARATE ACCOUNT NY-B
--------------------------------------------------------------------------------

First Golden Separate Account NY-B ("Separate Account NY-B") was established as a separate account of First Golden on June 13, 1996. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Separate Account NY-B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account NY-B but such assets are kept separate from our other accounts.

Separate Account NY-B is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Allocation Series Inc. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account NY-B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account NY-B. If the assets in Separate Account NY-B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

EPE-109657                             7

NOTE: We currently offer other variable annuity contracts that invest in Separate Account NY-B but are not discussed in this prospectus. Separate Account NY-B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
                            THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios listed in the section below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO ANY INVESTMENT PORTFOLIO, AND YOU MAY LOSE YOUR PRINCIPAL.


INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objective. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. Separate Account NY-B also has other subaccounts investing in other portfolios which are not available to the Contract described in this prospectus. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS CAN BE FOUND IN THE PROSPECTUSES FOR THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY ALLOCATION SERIES. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING. TO OBTAIN FREE COPIES OF THESE PROSPECTUSES, PLEASE WRITE TO OUR CUSTOMER SERVICE CENTER AT P.O. BOX 2700, WEST CHESTER, PENNSYLVANIA 19380 OR CALL (800) 366-0066 OR ACCESS THE SEC'S WEBSITE (HTTP://WWW.SEC.GOV).


--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
THE GCG TRUST
Total Return            Seeks above-average income (compared to a portfolio
                        entirely invested in equity securities) consistent with the prudent employment of capital. Growth of capital and income is a secondary goal.

                        Invests primarily in a combination of equity and fixed
                        income securities.
                        --------------------------------------------------------
Research                Seeks long-term growth of capital and future income.

                        Invests primarily in common stocks or securities convertible into common stocks of companies believed to have better than average prospects for long-term growth.
                        --------------------------------------------------------

TRAVELERS SERIES FUND, INC.
Smith Barney High
   Income Seeks high current income. Secondary objective: capital appreciation.

                        Invests in high-yielding corporate debt obligations and preferred stock of foreign issuers. In addition, the portfolio may invest up to 20% of its assets in the securities of foreign issuers that are denominated in currencies other than U.S. dollars.
                        --------------------------------------------------------

Smith Barney
  International All
   Cap Growth           Seeks total return on its assets from growth of capital
                        and income.

                        Invests primarily in a diversified portfolio of equity securities of established non-U.S. issuers.
                        --------------------------------------------------------

Smith Barney Large
   Cap Value            Seeks current income and long-term growth of income and
                        capital.

                        Invests primarily in common stocks of U.S. companies having market capitalization of at least $5 billion at the time of investment.
                        --------------------------------------------------------

EPE-109657                             8

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

Smith Barney Money
   Market Seeks maximum current income and preservation of capital.

                        Invests in bank obligations and high quality commercial paper, corporate obligations and municipal obligations in addition to U.S. government securities and related repurchase agreements.
                        --------------------------------------------------------

GREENWICH STREET SERIES FUND
Appreciation            Seeks long-term appreciation of capital.

                        The fund invests primarily in equity securities of U.S. companies. The fund typically invests in medium and large capitalization companies but may also invest in small capitalization companies. Equity securities include exchange traded and over-the-counter common stocks and preferred stocks, debt convertible into equity securities, and warrants and rights relating to equity securities.
                        --------------------------------------------------------

SMITH BARNEY ALLOCATION SERIES INC.

Select Balanced         Seeks long-term growth of capital and income, placing
                        equal emphasis on current income and capital appreciation.

                        The portfolio divides its assets roughly between equity and fixed-income mutual funds. The equity funds are primarily large-capitalization, dividend-paying stock funds. The fixed-income portion of the portfolio is mainly invested in funds that invest in U.S. government and agency securities, as well as mortgage-backed securities.
                        --------------------------------------------------------

Select Growth           Seeks long-term growth of capital.

                        Invests primarily in mutual funds that focus on large-capitalization equity securities, to provide growth. The portfolio also invests in small- and middle-capitalization equity securities and international securities. In addition, a significant portion of the portfolio is also allocated to funds that invest in fixed income securities to help reduce volatility.
                        --------------------------------------------------------

Select High Growth      Seeks capital appreciation.

                        Invests a large portion of its assets in aggressive equity mutual funds that focus on smaller, more speculative companies as well as mid-sized (or larger) companies with the potential for rapid growth. A significant portion of the portfolio may be invested in international or emerging markets funds in order to achieve a greater level of diversification.
                        --------------------------------------------------------

INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES
Directed Services, Inc. ("Directed Services") serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services has retained portfolio managers to manage the assets of each portfolio of the GCG Trust. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus.


SSB Citi Fund Management LLC ("SSB Citi") serves as the investment advisor for the Travelers Series Fund Inc. The Travelers Series Fund Inc. pays SSB Citi a monthly advisory fee for its investment advisory services based on the average daily net assets of the respective investment portfolios.


EPE-109657                             9

Smith Barney Fund Management LLC ("Smith Barney") serves as the investment advisor for the Greenwich Street Series Fund. The Greenwich Street Series Fund pays Smith Barney a monthly advisory fee for its investment advisory services based on the average daily net assets of the respective investment portfolios.

Travelers Investment Advisers, Inc. ("Travelers") serves as the investment advisor for the Smith Barney Allocation Series Inc. Smith Barney Allocation Series Inc. pays a monthly advisory fee to Travelers based on the average daily net assets of the investment portfolios.

Directed Services, SSB Citi, Smith Barney and Travelers provide or procure, at their own expense, the services necessary for the operation of the portfolios, including the retention of portfolio managers to manage the assets of the certain portfolios. Directed Services, SSB Citi, Smith Barney and Travelers do not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. For 2000, total portfolio fees and charges ranged from 0.53% to 1.18%. See "Fees and Expenses" in this prospectus.


Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. Based on actual portfolio experience in 2000, together with estimated costs for new portfolios, total estimated portfolio fees and charges for 2001 range from 0.55% to 1.86%. See "Fees and Expenses" in this prospectus.

We may receive compensation from the investment advisors, administrators and distributors or directly from the portfolios in connection with administrative, distribution or other services and cost savings attributable to our services. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. The compensation paid by advisors, administrators or distributors may vary.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

--------------------------------------------------------------------------------
                          THE FIXED INTEREST ALLOCATION
--------------------------------------------------------------------------------

You may allocate premium payments and transfer your contract value to the guaranteed interest periods of our Fixed Account at any time during the accumulation period. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We currently offer guaranteed interest periods of 1, 3, 5, 7 and 10 years, although we may not offer all these periods in the future. You may select one or more guaranteed interest periods at any one time. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the applicable guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. YOU BEAR THE RISK THAT YOU MAY RECEIVE LESS THAN YOUR PRINCIPAL IF WE APPLY A MARKET VALUE ADJUSTMENT.

Assets supporting amounts allocated to the Fixed Account are available to fund the claims of all classes of our customers, contract owners and other creditors. Interests under your Contract relating to the Fixed Account are registered under the Securities Act of 1933, but the Fixed Account is not registered under the 1940 Act.

EPE-109657                            10

SELECTING A GUARANTEED INTEREST PERIOD
You may select one or more Fixed Interest Allocations with specified guaranteed interest periods. A guaranteed interest period is the period that a rate of interest is guaranteed to be credited to your Fixed Interest Allocation. We may at any time decrease or increase the number of guaranteed interest periods offered.

Your contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals (including any Market Value Adjustment applied to such withdrawal), transfers or other charges we may impose. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of contract value. We will credit interest daily at a rate, which yields the quoted guaranteed interest rate.

GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. To find out the current guaranteed interest rate for a guaranteed interest period you are interested in, please contact our Customer Service Center or your registered representative. The determination may be influenced by the interest rates on fixed income investments in which we may invest with the amounts we receive under the Contracts. We will invest these amounts primarily in investment-grade fixed income securities (i.e., rated by Standard & Poor's rating system to be suitable for prudent investors) although we are not obligated to invest according to any particular strategy, except as may be required by applicable law. You will have no direct or indirect interest in these investments. We will also consider other factors in determining the guaranteed interest rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate of less than 3% per year.

We may from time to time at our discretion offer interest rate specials for new premiums that are higher than the current base interest rate then offered. Renewal rates for such rate specials will be based on the base interest rate and not on the special rates initially declared.

TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Separate Account NY-B. Unless you tell us the Fixed Interest Allocations from which such transfers will be made, we will transfer amounts from your Fixed Interest Allocations starting with the guaranteed interest period nearest its maturity date, until we have honored your transfer request.

The minimum amount that you can transfer to or from any Fixed Interest Allocation is $250. If a transfer request would reduce the contract value remaining in a Fixed Interest Allocation to less than $100, we will treat such transfer request as a request to transfer the entire contract value in such Fixed Interest Allocation. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire contract value in such Fixed Interest Allocation to the Liquid Asset subaccount, and such a transfer is subject to a Market Value Adjustment.

On the maturity date of a guaranteed interest period, you may transfer amounts from the applicable Fixed Interest Allocation to the subaccount(s) and/or to new Fixed Interest Allocations with guaranteed interest periods of any length we are offering at that time. You may not, however, transfer amounts to any Fixed Interest Allocation with a guaranteed interest period that extends beyond the annuity start date.

At least 30 calendar days before a maturity date of any of your Fixed Interest Allocations, or earlier if required by state law, we will send you a notice of the guaranteed interest periods that are available. You must notify us which subaccounts or new guaranteed interest periods you have selected before the maturity

EPE-109657                             11
date of your Fixed Interest Allocations. If we do not receive timely instructions from you, we will transfer the contract value in the maturing Fixed Interest Allocation to a new Fixed Interest Allocation with a guaranteed interest period that is the same as the expiring guaranteed interest period. If such guaranteed interest period is not available or would go beyond the annuity start date, we will transfer your contract value in the maturing Fixed Interest Allocation to the next shortest guaranteed interest period which does not go beyond the annuity start date. If no such guaranteed interest period is available, we will transfer the contract value to a subaccount specially designated by the Company for such purpose. Currently we use the Liquid Asset subaccount for such purpose.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. Systematic withdrawals from a Fixed Interest Allocation are not permitted if such Fixed Interest Allocation is currently participating in the dollar cost averaging program. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and, in some cases, a surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

If you tell us the Fixed Interest Allocation from which your withdrawal will be made, we will assess the withdrawal against that Fixed Interest Allocation. If you do not, we will assess your withdrawal against the subaccounts in which you invested, unless the withdrawal exceeds the contract value in the subaccounts. If there is no contract value in those subaccounts, we will deduct your withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request.

MARKET VALUE ADJUSTMENT
A Market Value Adjustment may decrease, increase or have no effect on your contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

We determine the Market Value Adjustment by multiplying the amount you withdraw, transfer or apply to an income plan by the following factor:

                                     N/365
                  ((1+I)/(1+J+.0025))      -1

Where,

     o "I" is the Index Rate for a Fixed Interest Allocation on the first day of the guaranteed interest period;

     o "J" is the Index Rate for a new Fixed Interest Allocation with a guaranteed interest period equal to the time remaining in the guaranteed interest period, at the time of calculation; and

     o "N" is the remaining number of days in the guaranteed interest period at the time of calculation.

The Index Rate is the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for a period equal to the applicable guaranteed interest period. The average is currently based on the period starting from the 22nd day of the calendar month two months prior to the month of the Index Rate determination and ending the 21st day of the calendar month immediately before the month of determination. We currently calculate the Index Rate once each calendar month but have the right to calculate it more frequently. The Index Rate will always be based on a period of at least 28 days. If the Ask

EPE-109657                             12

Yields are no longer available, we will determine the Index Rate by using a suitable and approved, if required, replacement method.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Several examples which illustrate how the Market Value Adjustment works are included in Appendix B.

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                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of The GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Allocation Series Inc. through Separate Account NY-B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death


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benefit. If no beneficial owner of the trust has been designated, the availability of enhanced death benefits will be based on the age of the annuitant at the time you purchase the Contract.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner. The age of the older owner will determine the applicable death benefit if Enhanced Death Benefits are available for multiple owners.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit

                                       14
EPE-109657
and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Fees and Expenses" in this prospectus.

CREDITING OF PREMIUM PAYMENTS
We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be processed within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccount(s) and/or Fixed Interest Allocations specified by you within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account NY-B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow the following procedure after we receive and accept the wire order and investment instructions. The procedure we follow depends on the procedures of your broker-dealer: We reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the

EPE-109657                             15
premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided.


We may require that an initial premium designated for a subaccount of Separate Account NY-B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocations is the sum of premium payments allocated to the Fixed Interest Allocations under the Contract, plus contract value transferred to the Fixed Interest Allocations, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees, and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation will be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. We do not guarantee any


EPE-109657                             16
minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, then we deduct any surrender charge, any charge for premium taxes, the annual contract and administration fee (unless waived) and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS
Each of the 11 subaccounts of Separate Account NY-B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account NY-B invests in a corresponding portfolio of The GCG Trust, the Travelers Series Fund, Inc., the Greenwich Street Series Fund, or the Smith Barney Allocation Series Inc.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.


We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.


We also reserve the right to: (i) deregister Separate Account NY-B under the 1940 Act; (ii) operate Separate Account NY-B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account NY-B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account NY-B; and (v) combine Separate Account NY-B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See "The Fixed Interest Allocations" for more information.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same investment portfolios of the Trusts. These contracts have different charges that could effect their performance, and many offer different benefits

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more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.


OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

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                                   WITHDRAWALS
--------------------------------------------------------------------------------

Any time during the accumulation phase and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date.

SYSTEMATIC WITHDRAWALS
You may elect to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. You decide when you would like systematic payments to start as long as it starts at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

EPE-109657                                 18

                                         MAXIMUM PERCENTAGE
                   FREQUENCY             OF CONTRACT VALUE
                   Monthly                      1.25%
                   Quarterly                    3.75%
                   Annually                    15.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be systematically withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be systematically withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 15% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the systematic withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the systematic withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Internal Revenue Code (the "Code") may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustment when they exceed the applicable free withdrawal amount.

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IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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                        TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date unless the transfer is made under the dollar cost averaging program.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.


EPE-109657                             20

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock
Exchange will be effected on the next business day. Separate Account NY-B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES
As a convenience to you, we currently allow you to give third parties the right to effect transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Therefore, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. We will notify any third party whose transfers are limited or discontinued by telephone, facsimile or email according to our records, followed by a letter. These limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners.


We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Limited Maturity Bond subaccount or the Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocation serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

EPE-109657                             21

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Separate Account NY-B, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

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                              DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit is payable when either the annuitant (when a contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as any required paper work, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For more information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

You may choose from the following 2 death benefit choices: (1) the Standard Death Benefit Option; and (2) the Annual Ratchet Enhanced Death Benefit Option. Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the enhanced death benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the guaranteed death benefit.

     STANDARD DEATH BENEFIT. You will automatically receive the Standard Death Benefit unless you choose the Annual Ratchet Enhanced Death Benefit. The Standard Death Benefit under the Contract is the greatest of (i) your contract value; (ii) total premium payments less any withdrawals; and (iii) the cash surrender value.

     ANNUAL RATCHET ENHANCED DEATH BENEFIT. The Annual Ratchet Enhanced Death Benefit under the Contract is the greatest of (i) the contract value; (ii) total premium payments less any withdrawals; (iii) the cash surrender value; and (iv) the enhanced death benefit as calculated below.

EPE-109657                             22

     ----------------------------------------------------------------------
                  HOW THE ENHANCED DEATH BENEFIT IS CALCULATED
                  FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT
     ----------------------------------------------------------------------

     On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit.

     On all other days, the enhanced death benefit is the amount determined below. We first take the enhanced death benefit from the preceding day (which would be the initial premium if the valuation date is the contract date) and then we add additional premiums paid since the preceding day, then we subtract any withdrawals (including any Market Value Adjustment applied to such withdrawals) since the preceding day, then we subtract any associated surrender charges. That amount becomes the new enhanced death benefit.
     ----------------------------------------------------------------------

The Annual Ratchet Enhanced Death Benefit is available only at the time you purchase your Contract and only if the contract owner or annuitant (when the contract owner is other than an individual) is less than 80 years old at the time of purchase. The Annual Ratchet Enhanced Death Benefit may not be available where a Contract is held by joint owners.

DEATH BENEFIT DURING THE INCOME PHASE
If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by First Golden will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

EPE-109657                             23

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

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                                CHARGES AND FEES
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We deduct the Contract charges described below to cover our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

     COMPLETE YEARS ELAPSED        0    1    2    3    4    5    6    7+
       SINCE PREMIUM PAYMENT
     SURRENDER CHARGE              7%   6%   5%   4%   3%   2%   1%   0%

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances

EPE-109657                             24
where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix C. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence. We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time the initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct the annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract. This charge is waived if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by First Golden. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense charge depends on the death benefit you have elected. If you have elected the Standard Death Benefit, the charge, on an annual basis, is equal to 1.10% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .003030% for each day since the previous business day. If you have elected the Annual Ratchet Enhanced Death Benefit, the charge, on an annual basis, is equal to 1.25% of the assets you have in each subaccount. The charge is deducted each business day at the rate of .003446% for each day since the previous business day.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day. The charge is deducted daily from your assets in each subaccount in order to compensate First Golden for a portion of the administrative expenses under the Contract.

EPE-109657                             25

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, two portfolios deduct 12b-1 fees. For 2000, total portfolio fees and charges ranged from 0.53% to 1.18%. See "Fees and Expenses" in this Prospectus for details.

Additionally, we may receive compensation from the investment advisers, administrators, distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

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                               THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change the annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value adjusted for any applicable Market Value Adjustment on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate), the total contract value applied to purchase a Fixed Interest Allocation, and the applicable payment rate.

Our approval is needed for any option where:

     (1) The person named to receive payment is other than the contract owner or beneficiary;

     (2)  The person named is not a natural person, such as a corporation; or

     (3) Any income payment would be less than the minimum annuity income payment allowed.

EPE-109657                             26

SELECTING THE ANNUITY START DATE
You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.


ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, we will continue making payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and First Golden. The amounts we will pay are determined as follows:

EPE-109657                             27

     (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and 3.50% for Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in the Contract.

     (2) For Option 3, no amounts are payable after both named persons have died.

     (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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                            OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account NY-B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account NY-B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account NY-B's net assets; or
(4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable tax law. You will be given advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the

EPE-109657                             28
refund during the free look period, we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. We may, in our discretion, require that premiums designated for investment in the subaccounts as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.


SELLING THE CONTRACT
Directed Services, Inc. is the principal underwriter and distributor of the Contract as well as for other contracts issued through Separate Account NY-B. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. Directed Services is a corporation organized under the laws of New York and is a wholly owned subsidiary of Equitable of Iowa. Directed Services is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Directed Services has the authority to enter into selling agreements with other firms. Directed Services has entered into selling agreements with broker-dealers to sell the Contracts through registered representatives. Those representatives are registered with the NASD, and if applicable, also with the states in which they do business. They also are licensed as insurance agents in the states in which they do business.

We pay sales commissions to Directed Services for the sale of the Contracts. Directed Services passes through the entire amount of the sales commission to the broker-dealer whose registered representative sold the Contract. The maximum sales commission payable will be approximately 6.5% of the initial and any additional premium payment. This commission may be returned if the Contract is not continued through the first Contract Year.


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                            UNDERWRITER COMPENSATION
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   NAME OF PRINCIPAL         AMOUNT OF COMMISSION TO              OTHER
      UNDERWRITER                    BE PAID                   COMPENSATION
Directed Services, Inc.          Maximum of 6.5%           Reimbursement of any
                                 of any initial              covered expenses
                                  or additional                  incurred
                                premium payments.             by registered
                                                             representatives
                                                              in connection
                                                                 with the
                                                               distribution
                                                             of the Contracts.
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Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed the above commission).

EPE-109657                             29

We may make additional cash payments to broker-dealers for marketing and educational expenses and for the reimbursement of certain expenses incurred by registered representatives in connection with the distribution of the Contracts.


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                                OTHER INFORMATION
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VOTING RIGHTS
We will vote the shares of a Trust owned by Separate Account NY-B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account NY-B which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of New York. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company and its parent, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a materially adverse impact on the Company or Separate Account NY-B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of First Golden. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of First Golden at December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and Separate Account NY-B at December 31, 2000 and for the year then ended, appearing in this prospectus or in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in this prospectus or in the SAI and in the Registration Statement, and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

EPE-109657                             30

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                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account NY-B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Separate Account NY-B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account NY-B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

Other rules may apply to Qualified Contracts.

EPE-109657                             31

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any non-taxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply. In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.


SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat the quarterly charges deducted for the earnings multiplier benefit rider as taxable withdrawals, which might also be subject to a tax penalty if the withdrawal occurs before you reach age 59 1/2. Although we do not believe that the charges we deduct for the earnings multiplier benefit rider or any other optional benefit or rider provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit or rider under the Contract.


     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis

EPE-109657                             32
 over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

     DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution

EPE-109657                             33
 and the
contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchaser of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRA
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limits on the amount of the contribution and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT
THE CONTRACT INCLUDES AN ENHANCED DEATH BENEFIT THAT IN SOME CASES MAY EXCEED THE GREATER OF THE PREMIUM PAYMENTS OR THE CONTRACT VALUE. THE IRS HAS NOT RULED WHETHER AN ENHANCED

EPE-109657                          34

 DEATH BENEFIT COULD BE CHARACTERIZED AS AN INCIDENTAL
BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN ANY CODE SECTION 401(A) PENSION OR PROFIT-SHARING PLAN OR CODE SECTION 403(B) TAX-SHELTERED ANNUITY. EMPLOYERS USING THE CONTRACT MAY WANT TO CONSULT THEIR TAX ADVISER REGARDING SUCH LIMITATION. FURTHER, THE IRS HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE ENHANCED DEATH BENEFIT PROVISION IN THE CONTRACT COMPORTS WITH IRA OR ROTH IRA QUALIFICATION REQUIREMENTS. A TAX ADVISER SHOULD BE CONSULTED.


OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

EPE-109657                             35

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MORE INFORMATION ABOUT FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
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SELECTED FINANCIAL DATA
The following selected financial data prepared in accordance with generally accepted accounting principles ("GAAP") for First Golden should be read in conjunction with the financial statements, and notes thereto included in this Prospectus.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a wholly owned subsidiary of ING Groep N.V. ("ING") and a Delaware corporation, acquired all of the outstanding capital stock of First Golden's ultimate parent, Equitable of Iowa Companies, pursuant to a merger agreement. For financial statement purposes, the change in control of First Golden was accounted for as a purchase effective October 25, 1997. This merger resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities at the merger date. As a result, the GAAP financial data presented below for the period after October 24, 1997, is presented on the Post-Merger new basis of accounting, while the financial statements for October 24, 1997 and prior periods are presented on the Pre-Merger historical cost basis of accounting.

                                                       SELECTED GAAP BASIS FINANCIAL DATA
                                                                 (IN THOUSANDS)

                                                                   POST-MERGER
                                        ---------------------------------------------------------------
                                                                                         For the Period
                                         For the Year    For the Year     For the Year     October 25,
                                             Ended           Ended            Ended       1997 through
                                         December 31,    December 31,     December 31,    December 31,
                                             2000            1999             1998            1997
                                        -------------   -------------    -------------    -------------
Annuity Product Charges.............      $     766        $    556        $     239        $      8
Net Income before
   Federal Income Tax ..............      $     323        $  1,446        $   1,294        $     97
Net Income..........................      $     136        $    811        $     775        $     63
Total Assets........................      $  96,458        $ 83,078        $  66,034        $ 33,927
Total Liabilities...................      $  67,081        $ 56,420        $  38,924        $  7,832
Total Stockholder's Equity..........      $  29,377        $ 26,658        $  27,110        $ 26,095

                                                  PRE-MERGER
                                        ------------------------------
                                        For the Period  For the Period
                                        January 1,1997   December 17,
                                            through      1996 through
                                          October 24,    December 31,
                                             1997            1996
                                        --------------  --------------
Annuity Product Charges.............        $   4                --
Net Income (Loss) before
   Federal Income Tax...............        $ 953          $     65
Net Income (Loss)...................        $ 666          $     42
Total Assets........................         N/A           $ 24,967
Total Liabilities...................         N/A           $     24
Total Stockholder's Equity..........         N/A           $ 24,943

The following selected financial data was prepared on the basis of statutory accounting practices ("SAP"), which have been prescribed by the Department of Insurance of the State of New York and the National Association of Insurance Commissioners. These practices differ in certain respects from GAAP. The selected financial data should be read in conjunction with the financial statements and notes thereto included in this Prospectus, which describe the differences between SAP and GAAP. See First Golden's Annual Report for more detail.

EPE-109657                             36

                                                               SELECTED STATUTORY FINANCIAL DATA
                                                                         (IN THOUSANDS)
                                       ----------------------------------------------------------------------------------
                                                                      For The Years Ended
                                       ----------------------------------------------------------------------------------
                                       December 31, 2000     December 31, 1999    December 31, 1998     December 31, 1997
                                       -----------------     -----------------    -----------------     -----------------
Premiums and Annuity
   Considerations...................      $       0             $      --             $   9,005             $   2,514
Net Income (Loss) before
   Federal Income Tax...............      $    (352)            $   1,629             $    (938)            $     635
Net Income (Loss)...................      $    (290)            $     790             $    (966)            $     439
Total Assets........................      $  92,086             $  80,009             $  62,469             $  32,965
Total Liabilities...................      $  65,456             $  54,927             $  38,092             $   7,541
Total Capital and Surplus...........      $  26,630             $  25,082             $  24,377             $  25,424

BUSINESS ENVIRONMENT
The current business and regulatory environment presents many challenges to the insurance industry. The variable annuity competitive environment remains intense and is dominated by a number of large highly rated insurance companies. Increasing competition from traditional insurance carriers as well as banks and mutual fund companies offers consumers many choices. However, overall demand for variable insurance products remains strong for several reasons including: a growing U.S. economy, low levels of inflation, and moderate interest rate levels; an aging U. S. population that is increasingly concerned about retirement, estate planning, and maintaining their standard of living in retirement; and potential reductions in government and employer-provided benefits at retirement, as well as lower public confidence in the adequacy of those benefits.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF RESULTS OF OPERATIONS
The purpose of this section is to discuss and analyze First Golden's results of operations. In addition, some analysis and information regarding First Golden's financial condition and liquidity and capital resources is provided. This analysis should be read jointly with the financial statements, related notes, and the Cautionary Statement Regarding Forward-Looking Statements, which appear elsewhere in this report.

                              RESULTS OF OPERATIONS

PREMIUMS. The Company reported variable annuity premiums of $17.0 million for the year ended December 31, 2000 and $11.7 million for the year ended December 31, 1999. This increase relates to the increased sales of the Company's products in 2000.

For the Company's variable contracts, premiums collected are not reported as revenues, but as deposits to insurance liabilities. Revenues for these products are recognized over time in the form of investment spread and product charges.

Premiums, net of reinsurance, for variable products from two significant broker/dealers, each having at least ten percent of total sales, for the year ended December 31, 2000 totaled $13.5 million, or 79.2% of premiums compared to $10.6 million, or 90.6% from three significant broker/dealers for the year ended December 31, 1999.

REVENUES. Product charges from variable annuities totaled $766,000 in 2000 and $556,000 in 1999. This increase is due to higher account balances associated with the Company's separate account options. Net investment income was $2.0 million for the year ended December 31, 2000. This was a decrease of 5.8% compared to net investment income of $2.1 million for the year ended December 31, 1999 due to a shift towards short-term investments. The Company recognized realized losses of $689,000 during 2000 compared to realized losses of $166,000 during 1999 from the sales of investments.

EPE-109657                             37

EXPENSES. The Company reported total insurance benefits and expenses of $1.8 million for the year ended December 31, 2000 and $1.2 million for the year ended December 31, 1999. Insurance benefits and expenses consist of interest credited to account balances, benefit claims incurred in excess of account balances, commissions, general expenses, insurance taxes, state licenses, and fees, amortization of deferred policy acquisition expenses, goodwill, and value of purchased insurance in force, net of deferred policy acquisition costs. Interest credited to account balances was $401,000 and $590,000 for the years ended December 31, 2000 and December 31, 1999, respectively. This decrease is primarily due to lower average account balances associated with the Company's fixed account option within the variable product caused by reallocations to the separate account.

Commissions, general expenses, and insurance taxes, state licenses, and fees were $1.1 million, $1.2 million, and $70,000, respectively, for the year ended December 31, 2000. For the year ended December 31, 1999, commissions, general expenses, and insurance taxes, state licenses, and fees were $697,000, $362,000 and $62,000, respectively. Costs incurred as the result of sales have been deferred, thus having very little impact on current earnings. General expenses increased in the year ended December 31, 2000 due to an increase in the volume of business as well as an increase in expense allocations.

The Company's deferred policy acquisition costs ("DPAC") was eliminated and an asset of $132,000 representing value of purchased insurance in force ("VPIF") was established for policies in force at the merger date. The Company deferred $1.3 million of expenses associated with the sale of variable annuity contracts for the year ended December 31, 2000. Expenses of $879,000 were deferred for the year ended December 31, 1999. These acquisition costs are amortized in proportion to the expected gross profits. Amortization of DPAC was $322,000 and $201,000 for the years ended December 31, 2000 and 1999, respectively. The amortization of VPIF was $(4,000) for the year ended December 31, 2000 and $35,000 for the year ended December 31, 1999. During 2000 and 1999, VPIF was adjusted for the effect of realized losses by $22,000 and $0, respectively. During 2000 and 1999, VPIF was adjusted to increase amortization by $4,000 and $3,000, respectively, to reflect changes in the assumptions related to the timing of future gross profits. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 2000 is $11,000 in 2001, $10,000 in 2002, $9,000 in 2003, $7,000 in 2004, and $5,000 in 2005.
Actual amortization may vary based upon changes in assumptions and experience.

INCOME. Net income for the year ended December 31, 2000 was $136,000. This was a decrease of $675,000 from net income of $811,000 for the year ended December 31, 1999. Comprehensive gain for 2000 was $606,000, compared to a loss of $452,000 for 1999.

                               FINANCIAL CONDITION

RATINGS. Currently, the Company's ratings are A+ by A.M. Best Company, AA+ by Fitch IBCA, Duff & Phelps Credit Rating Company, and AA+ by Standard & Poor's Rating Services ("Standard & Poor's").

INVESTMENTS. First Golden's assets are invested in accordance with applicable laws. These laws govern the nature and the quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits subject to certain qualifications, in federal, state, and municipal obligations, corporate bonds, preferred or common stocks, real estate mortgages, real estate, and certain other investments.

First Golden purchases investments in accordance with investment guidelines that take into account investment quality, liquidity, and diversification and invests primarily in investment grade securities. All of First Golden's assets except for variable separate account assets are available to meet its obligations under the contracts.

All of the Company's investments are carried at fair value in the Company's financial statements. The decrease in the carrying value of the Company's investment portfolio was due to changes in unrealized depreciation of fixed maturities. The Company manages the growth of insurance operations in order to maintain adequate capital ratios.

EPE-109657                             38

Fixed Maturities: At December 31, 2000, the Company had fixed maturities with an amortized cost of $25.8 million and an estimated fair value of $25.2 million. The Company classifies 100% of its securities as available for sale. Net unrealized depreciation on fixed maturities of $566,000 was comprised of gross appreciation of $308,000 and gross depreciation $874,000. At December 31, 1999, net unrealized investment gains on fixed maturities designated as available for sale totaled $1.1 million.

The individual securities in the Company's fixed maturities portfolio (at amortized cost) include investment grade securities, which include securities issued by the U. S. government, its agencies, and corporations that are rated at least A- by Standard & Poor's ($13.4 million or 51.9%), that are rated BBB+ to BBB- by Standard & Poor's ($4.6 million or 17.8%), and below investment grade securities which are securities issued by corporations that are rated BB+ to BB-by Standard & Poor's ($2.0 million or 7.8%). Securities not rated by Standard & Poor's had a National Association of Insurance Commissioners ("NAIC") rating of 1 ($5.8 million or 22.5%).

Fixed maturities rated BBB+ to BBB- may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than is the case with higher rated fixed maturities.

The Company estimates the fair value of its below investment grade portfolio was $1.5 million, or 73.7% of the amortized cost value, at December 31, 2000. The Company intends to purchase additional below investment grade securities, but it does not expect the percentage of its portfolio invested in such securities to exceed 10% of its investment portfolio. At December 31, 2000, the yield at amortized cost on the Company's below investment grade portfolio was 7.3% compared to 6.7% for the Company's investment grade corporate bond portfolio.

Below investment grade securities have different characteristics than investment grade corporate debt securities. Risk of loss upon default by the borrower is significantly greater with respect to below investment grade securities than with other corporate debt securities. Below investment grade securities are generally unsecured and are often subordinated to other creditors of the issuer. Also, issuers of below investment grade securities usually have higher levels of debt and are more sensitive to adverse economic conditions, such as a recession or increasing interest rates, than are issuers of investment grade securities. The Company attempts to reduce the overall risk in its below investment grade portfolio, as in all of its investments, through careful credit analysis, strict investment policy guidelines, and diversification by company and by industry.

The Company analyzes its investment portfolio, including below investment grade securities, at least quarterly in order to determine if the Company's ability to realize the carrying value on any investment has been impaired. For debt securities, if impairment in value is determined to be other than temporary (i.e., if it is probable the Company will be unable to collect all amounts due according to the contractual terms of the security), the cost basis of the impaired security is written down to fair value, which becomes the new cost basis. The amount of the write-down is included in earnings as a realized loss. Future events may occur, or additional or updated information may be received, which may necessitate future write-downs of securities in the Company's portfolio. Significant write-downs in the carrying value of investments could materially adversely affect the Company's net income in future periods.

During the year ended December 31, 2000, the amortized cost basis of the Company's fixed maturities portfolio was reduced by $10.5 million as a result of sales, maturities, and scheduled principal repayments. In total, net pre-tax losses from sales, calls, and scheduled principal repayments of fixed maturities amounted to $689,000 in 2000.

At December 31, 2000, no fixed maturities were deemed to have impairments in value that are other than temporary. At December 31, 2000, the Company had no investments in default. The Company's fixed maturities portfolio had a combined yield at amortized cost of 6.5% at December 31, 2000.

OTHER ASSETS. DPAC represents certain deferred costs of acquiring new insurance business, principally first year commissions and interest bonuses and other expenses related to the production of new business after the merger. Any expenses which vary directly with the sales of the Company's products are deferred and amortized. The Company's DPAC was eliminated as of the merger date and an asset of $132,000

EPE-109657                             39
representing VPIF was established for all policies in force at the merger date. VPIF is amortized into income in proportion to the expected gross profits of in force acquired in a manner similar to DPAC amortization. At December 31, 2000, the Company had VPIF and DPAC balances of $113,000 and $4.2 million, respectively.

Due from affiliates decreased by $471,000 to $68,000 due mainly to a decrease in receivables from Golden American and Directed Services, Inc. ("DSI") during the year ended December 31, 2000.

Accrued investment income decreased $51,000 to $392,000 as of December 31, 2000 from $443,000 at December 31, 1999. The change in accrued investment income resulted from a shift towards short-term investments.

Goodwill totaling $96,000, representing the excess of the acquisition cost over the fair value of net assets acquired, was established at the merger date. Accumulated amortization of goodwill as of December 31, 2000 was approximately $7,000.

At December 31, 2000, the Company had $57.7 million of separate account assets compared to $47.2 million at December 31, 1999. The increase in separate account assets resulted from the growth in sales of the Company's variable products, net of redemptions, and from net policyholder transfers to the separate account options from the fixed account options within the variable products. The increase is partially offset by negative equity market returns.

At December 31, 2000, the Company had total assets of $96.5 million, an increase of 16.1% over total assets at December 31, 1999.

LIABILITIES. Future policy benefits decreased $518,000 during 2000 to $7.1 million, due to net reallocations to the Company's separate account from the Company's fixed accounts. Policy reserves represent the premiums received plus accumulated interest less administration charges. At December 31, 2000, the Company had $57.7 million of separate account liabilities. This is an increase of 22.2% over separate account liabilities as of December 31, 1999, and is primarily related to the growth in sales of the Company's variable products, net of redemptions, and from net policyholder transfers to the separate account options from the fixed account options within the variable products. The increase is partially offset by negative equity market returns.

Due to affiliates increased by $955,000 to $987,000. This was mainly due to a payable to Golden American who paid taxes of $500,000 on behalf of First Golden.

Other liabilities increased $160,000 during 2000. The increase results primarily due to an increase in outstanding checks and accounts payable.

The Company's total liabilities increased $10.7 million, or 18.9%, during 2000 and totaled $67.1 million at December 31, 2000. The increase is primarily the result of an increase in separate account liabilities.

The effects of inflation and changing prices on the Company's financial position are not material since insurance assets and liabilities are both primarily monetary and remain in balance. An effect of inflation, which has been low in recent years, is a decline in stockholder's equity when monetary assets exceed monetary liabilities.

                         LIQUIDITY AND CAPITAL RESOURCES

Liquidity is the ability of the Company to generate sufficient cash flows to meet the cash requirements of its operating, investing, and financing activities. The Company's principal sources of cash are variable annuity premiums and product charges, investment income, and maturing investments. Primary uses of these funds are payments of commissions and operating expenses, investment purchases, as well as withdrawals and surrenders.

Net cash provided by operating activities was $1.6 million in 2000 compared to net cash provided by operations of $892,000 in 1999. The increase in operating cash flow results primarily from an increase in the amounts payable to affiliates.

EPE-109657                             40

Net cash used in investing activities was $2.1 million during 2000 as compared to $1.9 million net cash provided by investing activities in 1999. This change is primarily due to net purchases of short-term investments of $4.8 million in 2000 versus net sales of $922,000 in 1999. Net sales of fixed maturities increased from $1.0 million in 1999 to $2.7 million in 2000.

Net cash provided by financing activities was $1.1 million during 2000 as compared to net cash used in financing activities of $3.7 million during the prior year. In 2000, net cash used in financing activities was impacted by net fixed account deposits of $2.5 million compared to $780,000 in 1999. The change in financing cash flow was also impacted by net reallocations to the Company's separate account, which decreased to $3.4 million from $4.6 million during the prior year.

The Company's liquidity position is managed by maintaining adequate levels of liquid assets, such as cash or cash equivalents and short-term investments. Additional sources of liquidity include borrowing facilities to meet short-term cash requirements. The Company has a $10.0 million revolving note facility with SunTrust Bank, Atlanta, which expires on July 30, 2001. Management believes these sources of liquidity are adequate to meet the Company's short-term cash obligations.

First Golden believes it will be able to fund the capital required for projected new business primarily with existing capital and future capital contributions from its Parent. First Golden expects to continue to receive capital contributions from Golden American, if necessary. It is ING's policy to ensure adequate capital and surplus is provided for the Company and, if necessary, additional funds will be contributed.

The Golden American Board of Directors has agreed by resolution to provide funds as needed for the Company to maintain policyholders' surplus that meets or exceeds the greater of: (1) the minimum capital adequacy standards to maintain a level of capitalization necessary to meet A.M. Best Company's guidelines for a rating one level less than the one originally given to First Golden or (2) the New York State Insurance Department risk-based capital minimum requirements as determined in accordance with New York statutory accounting principles. In February 2000, Golden American provided a cash capital contribution of $2.1 million to First Golden. No funds were transferred from Golden American in 1999.

First Golden's principal office is located in New York, New York, where certain of the Company's records are maintained. The 2,568 square feet of office space is leased through 2001.

First Golden is required to maintain a minimum capital and surplus of not less than $6 million under the provisions of the insurance laws of the State of New York.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to the Company within thirty days after the filing. The management of First Golden does not anticipate paying dividends to its Parent during 2001.

The NAIC's risk-based capital requirements require insurance companies to calculate and report information under a risk-based capital formula. These requirements are intended to allow insurance regulators to monitor the capitalization of insurance companies based upon the type and mixture of risks inherent in a company's operations. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. The Company has complied with the NAIC's risk-based capital reporting requirements. Amounts reported indicate the Company has total adjusted capital well above all required capital levels.

Vulnerability from Concentrations: First Golden's operations consist of one business segment, the sale of variable annuity products. First Golden is not dependent upon any single customer, however, two broker/dealers accounted for a significant portion of its sales volume in 2000 and three broker/dealers in 1999. All premiums are generated from consumers and corporations in the states of New York and Delaware.

Reinsurance: At December 31, 2000, First Golden had two reinsurance treaties with two unaffiliated reinsurers covering a significant portion of the mortality risks and minimum death benefits under its


EPE-109657                             41
variable contracts. First Golden remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On December 29, 2000, First Golden entered a reinsurance treaty with London Life Reinsurance Company of Pennsylvania, an unaffiliated reinsurer, covering the minimum death benefit guarantees of First Golden's variable annuities issued on or after January 1, 2000.

                         MARKET RISK AND RISK MANAGEMENT

Asset/liability management is integrated into many aspects of the Company's operations, including investment decisions, product development, and crediting rates determination. As part of its risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables include contractowner behavior and the variable separate account's performance.

Contractowners bear the majority of the investment risks related to the variable annuity products. Therefore, the risks associated with the investments supporting the variable separate account are assumed by contractowners, not by the Company (subject to, among other things, certain minimum guarantees). The Company's products also provide certain minimum death benefits that depend on the performance of the variable separate account. Currently the majority of death benefit risks are reinsured, which protects the Company from adverse mortality experience and prolonged capital market decline.

A surrender, partial withdrawal, transfer, or annuitization made prior to the end of a guarantee period from the fixed account may be subject to a market value adjustment. As the liabilities in the fixed account are subject to market value adjustment, the Company does not face a material amount of market risk volatility. The fixed account liabilities are supported by a portfolio principally composed of fixed rate investments that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available for sale. This enables the Company to respond to changes in market interest rates, changes in prepayment risk, changes in relative values of asset sectors and individual securities and loans, changes in credit quality outlook, and other relevant factors. The objective of portfolio management is to maximize returns, taking into account interest rate and credit risks, as well as other risks. The Company's asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change.

On the basis of these analyses, management believes there is no material solvency risk to the Company. With respect to a 10% drop in equity values from year end 2000 levels, variable separate account funds, which represent 89% of the in force, pass the risk in underlying fund performance to the contractowner (except for certain minimum guarantees). With respect to interest rate movements up or down 100 basis points from year end 2000 levels, the remaining 11% of the in force are fixed account funds and almost all of these have market value adjustments which provide significant protection against changes in interest rates.

            CAUTIONARY STATEMENT REGARDING FORWARD-LOOKING STATEMENTS

Any forward-looking statements contained herein or in any other oral or written statement by the Company or any of its officers, directors, or employees is qualified by the fact that actual results of the Company may differ materially from such statement, among other risks and uncertainties inherent in the Company's business, due to the following important factors:

     1. Prevailing interest rate levels and stock market performance, which may affect the ability of the Company to sell its products, the market value and liquidity of the Company's investments, fee revenue, and the lapse rate of the Company's policies, notwithstanding product design features intended to enhance persistency of the Company's products.

     2. Changes in the federal income tax laws and regulations, which may affect the tax status of the Company's products.

     3. Changes in the regulation of financial services, including bank sales and underwriting of insurance products, which may affect the competitive environment for the Company's products.


EPE-109657                             42

     4.   Increasing competition in the sale of the Company's products.

     5. Other factors that could affect the performance of the Company, including, but not limited to, market conduct claims, litigation, insurance industry insolvencies, availability of competitive reinsurance on new business, investment performance of the underlying portfolios of the variable products, variable product design, and sales volume by significant sellers of the Company's variable products.

OTHER INFORMATION

CERTAIN AGREEMENTS. On November 8, 1996, First Golden and Golden American entered into an administrative service agreement pursuant to which Golden American agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to First Golden. Expenses incurred by Golden American in relation to this service agreement will be reimbursed by First Golden on an allocated cost basis. First Golden entered into a similar agreement with another affiliate, Equitable Life Insurance Company of Iowa ("Equitable Life"), for additional services. For the years ended December 31, 2000, 1999 and 1998, First Golden incurred expenses of $412,000, $137,000 and $248,000, respectively, under the agreement with Golden American and $340,000, $142,000 and $165,000, respectively, under the agreement with Equitable Life.

Effective January 1, 1998 the Company entered into an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, under which ING IM provides asset management and accounting services. For the years ended December 31, 2000, 1999 and 1998, the Company incurred expenses of $81,000, $73,000 and $56,000, respectively.

First Golden has an agreement with Golden American and DSI pursuant to which First Golden has agreed to provide Golden American and DSI certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. First Golden charges Golden American and DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by First Golden's employees on behalf of Golden American and DSI. For the years ended December 31, 2000, 1999 and 1998, charges to Golden American for these services were $225,000, $269,000 and 210,000, respectively, and charges to DSI for these services were $223,000, $387,000 and $75,000, respectively.

The Company provides resources and services to Security Life of Denver Insurance Company ("Security Life"), an affiliate, and Southland Life Insurance Company ("Southland"), another affiliate. For the years ended December 31, 2000 and 1999, charges for these services were $161,000 and $149,000, respectively to Security Life and $71,000 and $63,000, respectively to Southland.

DISTRIBUTION AGREEMENT. First Golden has entered into agreements with DSI to perform services related to the distribution of its products. DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by First Golden. For the years ended December 31, 2000, 1999 and 1998, commissions paid by First Golden to DSI were $1,115,000, $697,000 and $1,754,000, respectively.

EMPLOYEES. During 1996, Golden American provided the support necessary for the incorporation and licensing of First Golden. During 1999 and 1998, First Golden had few direct employees due to its small size and will continue to receive support pursuant to various management services from DSI, Golden American and other affiliates as described above under "Certain Agreements." The cost of these services are allocated to First Golden.

Certain officers of First Golden are also officers of Golden American and DSI, and certain officers of First Golden are also officers of EIC, and/or Equitable Life Insurance Company of Iowa. See "Directors and Executive Officers."

PROPERTIES. First Golden's principal office is located at 230 Park Avenue, Suite 966, New York, New York 10169, where certain of the Company's records are maintained. The 2,568 square feet of office space is leased for a 5 year term which ends in the year 2001.


EPE-109657                             43

DIRECTORS AND EXECUTIVE OFFICERS

NAME (AGE)                        POSITION(S) WITH THE COMPANY
-------------------------         ---------------------------------------------
Barnett Chernow (50)              Director, Chairman and President
Myles R. Tashman (58)             Director, Executive Vice President, General
                                       Counsel and Secretary
James R. McInnis (53)             Executive Vice President
E. Robert Koster (42)             Senior V.P. and Chief Financial Officer
Carol V. Coleman (51)             Director
Michael W. Cunningham (52)        Director
Stephen J. Friedman (63)          Director
Bernard Levitt (75)               Director
Roger A. Martin (69)              Director
Andrew Kalinowski (56)            Director
Phillip R. Lowery (48)            Director
Mark A. Tullis (45)               Director
David L. Jacobson (51)            Senior Vice President and Assistant Secretary
Stephen J. Preston (43)           Executive Vice President and Chief Actuary
Mary B. Wilkinson (44)            Senior Vice President and Treasurer
Marilyn Talman (54)               Vice President, Associate General Counsel
                                     and Assistant Secretary

Each director is elected to serve for one year or until the next annual meeting of shareholders or until his or her successor is elected. Some directors and/or officers are directors and/or officers of First Golden's insurance company affiliates. The principal positions of First Golden's directors and senior executive officers for the past five years are listed below:

Mr. Barnett Chernow became President of First Golden in April 1998. Mr. Chernow served as President of Golden American from April, 1998 to March, 2001. From 1996 to 1998, Mr. Chernow served as Executive Vice President of First Golden. From 1993 to 1998, Mr. Chernow also served as Executive Vice President of Golden American. He was elected to serve as a director of First Golden in June, 1996 and Golden American in April, 1998.

Mr. Myles R. Tashman is Executive Vice President, General Counsel, Secretary and Director of First Golden. Since December, 1995, Mr. Tashman has also served as Executive Vice President of Golden American, and from January, 1998 to March, 2001, he has served as a director of Golden American. He was elected to serve as a director of First Golden in June, 1996.

Mr. James R. McInnis is Executive Vice President of First Golden since December, 1997. From 1982 through November, 1997, he was with the Endeavor Group and held several offices, including President at the time of his departure.

Mr. E. Robert Koster was elected Senior Vice President and Chief Financial Officer of First Golden and Golden American in September 1998. From August, 1984 to September, 1998 he has held various positions with ING companies in The Netherlands.

Ms. Carol V. Coleman is a Director of First Golden, having been first appointed in December, 1997. She has been a financial recruiter with Vantage Staffing since 1994.

Mr. Michael W. Cunningham became a Director of First Golden and Golden American in April, 1999. Also, he has served as a Director of Life of Georgia and Security Life of Denver since 1995. Currently, he serves as Executive Vice President and Chief Financial Officer of ING North America Insurance Corporation, and has worked for them since 1991.

Mr. Stephen J. Friedman is a Director of First Golden, having been first appointed in June, 1996. Mr. Friedman is a partner of the law firm of Debevoise & Plimpton in New York, NY since 1993.


EPE-109657                             44

Mr. Bernard Levitt is a Director of First Golden, having been first appointed in June, 1996. Until his retirement in 1990, Mr. Levitt was a life insurance consultant with American Life Insurance Company of New York, since 1989.

Mr. Roger A. Martin is a Director of First Golden, having been first appointed in June, 1996. From 1984 until his retirement in July, 1995, Mr. Martin was a Vice President with Bear Sterns.

Mr. Andrew Kalinowski is a Director of First Golden, having been first appointed in June, 1996. Mr. Kalinowski has been a Principal and the President of Upstate Special Risk Services, Incorporated since 1974. He also has been a Principal, the Chief Marketing Officer and Vice President of LifeMark Securities Corporation since 1983, a Principal, Vice President and Secretary of LifeMark Associates, Incorporated since 1993, and a Principal and Director of LIFE Incorporated.

Mr. Phillip R. Lowery became a Director of First Golden in December 1999 and Golden American in April 1999. He has served as Executive Vice President and Chief Actuary for ING Americas Region since 1990.

Mr. Mark A. Tullis became a Director of First Golden and Golden American in December 1999. He has served as Executive Vice President, Strategy and Operations for ING Americas Region since September, 1999. From June, 1994 to August, 1999, he was with Pimerica, serving as Executive Vice President at the time of his departure.

Mr. David L. Jacobson was elected Senior Vice President and Assistant Secretary of First Golden in June, 1996. Since November, 1993, Mr. Jacobson has also served as Senior Vice President and Assistant Secretary of Golden American. Since September, 1996, Mr. Jacobson has also served as Assistant Secretary of Equitable Life Insurance Company of Iowa.

Mr. Stephen J. Preston joined Golden American in December, 1993 as Senior Vice President, Chief Actuary and Controller. He became an Executive Vice President and Chief Actuary in June, 1998. He was elected Senior Vice President and Chief Actuary of First Golden in June, 1996 and elected Executive Vice President in June, 1998.

Ms. Mary Bea Wilkinson was elected Senior Vice President and Treasurer of First Golden in June 1996. From November, 1993 through 1996, Ms. Wilkinson served as Senior Vice President, Assistant Secretary and Treasurer of Golden American.

Ms. Marilyn Talman was elected Vice President, Associate General Counsel and Assistant Secretary of First Golden in June, 1996. Since April, 1996, Ms. Talman has also served as Vice President, Associate General Counsel and Assistant Secretary for Golden American. Since September, 1996, Ms. Talman has also served as Assistant Secretary of Equitable Life Insurance Company of Iowa. From March, 1992 through March, 1996, she held various positions with Rodney Square Management Corp. and was Vice President and General Counsel upon leaving.

COMPENSATION TABLE AND OTHER INFORMATION
The following sets forth information with respect to the Chief Executive Officer of First Golden as well as the annual salary and bonus for the next five highly compensated executive officers for the fiscal years ended December 31, 2000. Certain executive officers of First Golden are also officers of Golden American and DSI. The salaries of such individuals are allocated among First Golden, Golden American and DSI pursuant to an arrangement among these companies.

EPE-109657                             45

EXECUTIVE COMPENSATION TABLE
The following table sets forth information with respect to the annual salary and bonus for First Golden's Chief Executive Officer, the four other most highly compensated executive officers and the two most highly compensated former executive officers for the fiscal year ended December 31, 2000.

                                                                                  LONG-TERM
                                           ANNUAL COMPENSATION                   COMPENSATION
                                           -------------------            ---------------------------
                                                                          RESTRICTED       SECURITIES
NAME AND                                                                 STOCK AWARDS      UNDERLYING           ALL OTHER
PRINCIPAL POSITION           YEAR         SALARY          BONUS(1)         OPTIONS          OPTIONS          COMPENSATION(2)
------------------           ----         ------          --------         -------          -------          ---------------
Barnett Chernow..........    2000      $   409,447     $    638,326                          10,200             $  26,887
President                    1999      $   300,009     $    698,380                           6,950             $  20,464
                             1998      $   284,171     $    105,375         8,000

James R. McInnis.........    2000      $   337,543     $  1,210,898                           5,200             $  19,487
Executive Vice               1999      $   250,007     $    955,646                           5,550             $  15,663
President                    1998      $   250,004     $    626,245         2,000

Stephen J. Preston.......    2000      $   230,170     $    426,994                           5,000              $ 14,713
Executive Vice               1999      $   198,964     $    235,002                           2,050              $ 12,564
President and Chief          1998      $   173.870     $     32,152         3,500
Actuary

Myles R. Tashman.........    2000      $   214,114     $    266,375                           2,700              $ 15,410
Executive Vice               1999      $   199,172     $    293,831                           1,800              $ 14,598
President, General           1998      $   189,337     $     54,425         3,500
Counsel and Secretary

Mary Bea Wilkinson.......    2000      $   179,355     $    173,644                             366              $ 13,003
Senior Vice                  1999      $   158,088     $    191,968                           1,425              $ 11,736
President                    1998      $   110,484     $     30,747

--------------------
1    The amount shown relates to bonuses paid in 2000, 1999 and 1998.

2 Other compensation for 2000 and 1999 includes a business allowance for each named executive which is requi red to be applied to specific business expenses of the named executive.


EPE-109657                             46

OPTION GRANTS IN LAST FISCAL YEAR
                                                                                       POTENTIAL
                                                                                  REALIZABLE VALUE AT
                                      % OF TOTAL                                     ASSUMED ANNUAL
                          NUMBER OF     OPTIONS                                     RATES OF STOCK
                         SECURITIES   GRANTED TO                                  PRICE APPRECIATION
                         UNDERLYING   EMPLOYEES     EXERCISE                       FOR OPTION TERM(3)
                          OPTIONS     IN FISCAL     OR BASE      EXPIRATION    ------------------------
NAME                     GRANTED(1)      YEAR       PRICE(2)        DATE            5%           10%
                         ----------   ----------   ----------    ----------    ----------    ----------
Barnett Chernow .....     10,200         0.85%      $  54.56    04/03/2010     $  348,987    $  886,937
James R. McInnis ....      5,200         0.43%      $  54.56    04/03/2010     $  178,425    $  452,164
Stephen J. Preston...      5,000         0.42%      $  54.56    04/03/2010     $  171,562    $  434,773
Myles R. Tashman ....      2,700         0.23%      $  54.56    04/03/2010     $   92,644    $  234,777
Mary Bea Wilkinson...      2,500         0.21%      $  54.56    04/03/2010     $   85,781    $  217,386

--------------------
1 Stock appreciation rights granted in 2000 to the officers of First Golden have a three-year vesting period and an expiration date as shown.

2 The base price was equal to the fair market value of ING's stock on the date of grant.

3 Total dollar gains based on indicated rates of appreciation of share price over the total term of the rights.
--------------------------------------------------------------------------------

EPE-109657                             47

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Stockholder
First Golden American Life Insurance Company of New York

We have audited the accompanying balance sheets of First Golden American Life Insurance Company of New York as of December 31, 2000 and 1999, and the related statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Golden American Life Insurance Company of New York at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernest & Young LLP

Atlanta, Georgia
March 12, 2001


EPE-109657                             48

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                  (Dollars in thousands, except per share data)

                                                              December 31,    December 31,
                                                                  2000            1999
                                                              ------------    ------------
ASSETS
Investments:
   Fixed maturities, available for sale, at fair value
     (cost: 2000 - $25,770; 1999 - $29,178) ..............    $     25,204    $     28,095
   Short-term investments ................................           7,114           2,309
Total investments ........................................          32,318          30,404
Cash and cash equivalents ................................           1,541           1,026
Due from affiliates ......................................              68             539
Accrued investment income ................................             392             443
Deferred policy acquisition costs ........................           4,170           3,198
Value of purchased insurance in force ....................             113             102
Property and equipment, less allowances for
   depreciation of $36 in 2000 and $31 in 1999 ...........              30              41
Goodwill, less accumulated amortization of
   $7 in 2000 and $5 in 1999 .............................              89              91
Current income taxes recoverable .........................              17              --
Other assets .............................................              17              19
Separate account assets ..................................          57,703          47,215
                                                              ------------    ------------
Total assets .............................................    $     96,458    $     83,078
                                                              ============    ============

                             See accompanying notes.


EPE-109657                             49

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          BALANCE SHEETS - (CONTINUED)
                  (Dollars in thousands, except per share data)

                                                              December 31,    December 31,
                                                                  2000            1999
                                                              ------------    ------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Policy liabilities and accruals:
   Future policy benefits:
   Annuity products ......................................    $      7,065    $      7,583
Current income taxes payable .............................              --             557
Deferred income tax liability ............................             843             610
Revolving note payable ...................................              --             100
Due to affiliates ........................................             987              32
Other liabilities ........................................             483             323
Separate account liabilities .............................          57,703          47,215
                                                              ------------    ------------
                                                                    67,081          56,420

Commitments and contingencies

Stockholder's equity:
   Preferred stock, par value $5,000 per share,
     authorized 6,000 shares..............................              --              --
   Common stock, par value $10 per share, authorized,
     issued, and outstanding 200,000 shares...............           2,000           2,000
   Additional paid-in capital.............................          26,049          23,936
   Accumulated other comprehensive loss...................            (457)           (927)
   Retained earnings......................................           1,785           1,649
                                                              ------------    ------------
Total stockholder's equity................................          29,377          26,658
                                                              ------------    ------------
Total liabilities and stockholder's equity................    $     96,458    $     83,078
                                                              ============    ============

                             See accompanying notes.


EPE-109657                             50

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF OPERATIONS
                             (Dollars in thousands)

Year Ended December 31                                 2000         1999         1998
                                                     --------     --------     --------
REVENUES:
   Annuity product charges ......................    $    766     $    556     $    239
   Net investment income ........................       2,022        2,147        1,844
   Realized gains (losses) on investments .......        (689)        (166)          24
   Other income .................................          29           63           --
                                                     --------     --------     --------
                                                        2,128        2,600        2,107

Insurance benefits and expenses:
   Annuity benefits:
     Interest credited to account balances ......         401          590          376
     Benefit claims incurred in excess of account
       balances .................................           4           72           --
Underwriting, acquisition and insurance expenses:
   Commissions ..................................       1,115          697        1,754
   General expenses .............................       1,244          362          834
   Insurance taxes, state licenses, and fees ....          70           62           27
   Policy acquisition costs deferred ............      (1,349)        (879)      (2,264)
   Amortization:
     Deferred policy acquisition costs ..........         322          201           76
     Value of purchased insurance in force ......          (4)          35            8
     Goodwill ...................................           2            2            2
                                                     --------     --------     --------
                                                        1,805        1,142          813

Interest expense ................................          --           12           --
                                                     --------     --------     --------

                                                        1,805        1,154          813
                                                     --------     --------     --------
Income before income taxes ......................         323        1,446        1,294

Income taxes ....................................         187          635          519
                                                     --------     --------     --------

Net income ......................................    $    136     $    811     $    775
                                                     ========     ========     ========

                             See accompanying notes.


EPE-109657                             51

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                  STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (Dollars in thousands)

                                                      Additional      Accumulated Other                         Total
                                      Common            Paid-in         Comprehensive       Retained        Stockholder's
                                       Stock            Capital          Income (Loss)      Earnings            Equity
                                  ----------------------------------------------------------------------------------------
Balance at January1, 1998 ....    $        2,000     $       23,936    $           96     $           63    $       26,095
Comprehensive income:
   Net income ................                --                 --                --                775               775
   Change in net unrealized
     investment gains (losses)                --                 --               240                 --               240
                                                                                                            --------------
Comprehensive income .........                                                                                       1,015
                                  --------------     --------------    --------------     --------------    --------------
Balance at December 31, 1998 .             2,000             23,936               336                838            27,110
Comprehensive income:
   Net income ................                --                 --                --                811               811
   Change in net unrealized
     investment gains (losses)                --                 --            (1,263)                --            (1,263)
                                                                                                            --------------
Comprehensive loss ...........                                                                                        (452)
                                  --------------     --------------    --------------     --------------    --------------
Balance at December 31, 1999 .             2,000             23,936              (927)             1,649            26,658
Comprehensive income:
   Net income ................                --                 --                --                136               136
   Change in net unrealized
     investment gains (losses)                --                 --               470                 --               470
                                                                                                            --------------
Comprehensive income .........                                                                                         606
   Contribution of capital ...                --              2,113                --                 --             2,113
                                  --------------     --------------    --------------     --------------    --------------
Balance at December 31, 2000 .    $        2,000     $       26,049    $         (457)    $        1,785    $       29,377
                                  ==============     ==============    ==============     ==============    ==============

                             See accompanying notes.


EPE-109657                             52

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS
                             (Dollars in thousands)

Year Ended December 31                                 2000         1999         1998
                                                     --------     --------     --------
OPERATING ACTIVITIES
Net income ......................................    $    136     $    811     $    775
Adjustments to reconcile net cash provided by
     (used in) operations:
   Adjustments related to annuity products:
     Interest credited to account balances ......         401          590          376
     Charges for mortality and administration ...          (2)         (11)         (11)
   Decrease (increase) in accrued investment
     income .....................................          51          (29)         (38)
   Policy acquisition costs deferred ............      (1,349)        (879)      (2,264)
   Amortization of deferred policy acquisition costs      322          201           76
   Amortization of value of purchased insurance
     in force ...................................          (4)          35            8
   Change in other assets, due to/from affiliates,
     other liabilities, and accrued income taxes        1,063          (32)         248
   Provision for depreciation and amortization ..          21           90           82
   Provision for deferred income taxes ..........         233          (50)         465
   Realized gains (losses) on investments .......         689          166          (24)
                                                     --------     --------     --------
Net cash provided by (used in) operating activities     1,561          892         (307)

INVESTING ACTIVITIES
Sale, maturity, or repayment of investments:
   Fixed maturities - available for sale ........       9,852       10,849        1,644
   Short-term investments - net .................          --          922           --
                                                     --------     --------     --------
                                                        9,852       11,771        1,644

Acquisition of investments:
   Fixed maturities - available for sale ........      (7,189)      (9,835)      (5,549)
   Short-term investments - net .................      (4,805)          --       (2,432)
                                                     --------     --------     --------
                                                      (11,994)      (9,835)      (7,981)

Purchase of property and equipment ..............          --           (8)          (4)
                                                     --------     --------     --------
Net cash provided by (used in) investing
   activities ...................................      (2,142)       1,928       (6,341)

                             See accompanying notes.

EPE-109657                             53

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                      STATEMENTS OF CASH FLOWS (CONTINUED)
                             (Dollars in thousands)

Year Ended December 31                                 2000         1999         1998
                                                     --------     --------     --------
FINANCING ACTIVITIES
Proceeds from revolving note payable ............    $    100     $ 13,000           --
Repayment of revolving note payable .............        (200)     (12,900)          --
Receipts from investment contracts credited to
   account balances .............................       2,737        1,008     $  9,009
Return of account balances on investment
   contracts ....................................        (210)        (228)        (178)
Net reallocations to separate account ...........      (3,444)      (4,606)        (872)
Contribution from parent ........................       2,113           --           --
                                                     --------     --------     --------
Net cash provided by (used in) financing
   activities ...................................       1,096       (3,726)       7,959
                                                     --------     --------     --------
Increase (decrease) in cash and cash equivalents          515         (906)       1,311

Cash and cash equivalents at beginning of period        1,026        1,932          621
                                                     --------     --------     --------
Cash and cash equivalents at end of period ......    $  1,541     $  1,026     $  1,932
                                                     ========     ========     ========
SUPPLEMENTAL DISCLOSURE OF
   CASH FLOW INFORMATION
Cash paid during the period for:
     Interest ...................................    $     10     $      1           --
     Income Taxes ...............................         528           --     $     99

                             See accompanying notes.


EPE-109657                             55

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
First Golden American Life Insurance Company of New York ("First Golden" or "Company"), a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American" or "Parent"), was incorporated on May 24, 1996. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. On January 2, 1997 and December 23, 1997, First Golden became licensed as a life insurance company under the laws of the states of New York and Delaware, respectively. First Golden received policy approvals on March 25, 1997 and December 23, 1997 in New York and Delaware, respectively. The Company's variable annuity products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations. See Note 8 for further information regarding related party transactions.

On October 24, 1997 (the "merger date"), PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger dated July 7, 1997 among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC"), a Delaware corporation.

INVESTMENTS
Fixed Maturities: The Company accounts for investments under the Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment," or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC"), and deferred income taxes. At December 31, 2000 and 1999, all of the Company's fixed maturities are designated as available for sale, although the Company is not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Company's Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and other asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Other Investments: Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts. Realized Gains and Losses:

Realized gains and losses are determined on the basis of specific identification.

Fair Values: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U. S. Treasury bonds based upon the expected average lives of the securities. Estimated fair values of publicly traded fixed maturities are reported by an independent pricing service. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bonds.


EPE-109657                             56

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

CASH AND CASH EQUIVALENTS
For purposes of the accompanying Statements of Cash Flows, the Company considers all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS
Certain costs of acquiring new insurance business, principally first year commissions, interest bonuses, and other expenses related to the production of new business, have been deferred ($219,000 during 2000, $38,000 during 1999, and $532,000 during 1998). Acquisition costs for variable annuity products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Company has designated as "available for sale" under SFAS No. 115.

VALUE OF PURCHASED INSURANCE IN FORCE
As the result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities.

PROPERTY AND EQUIPMENT
Property and equipment primarily represent leasehold improvements and office furniture and equipment and are not considered to be significant to the Company's overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL
Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis.

FUTURE POLICY BENEFITS
Future policy benefits for the fixed interest division of the variable products are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 4.00% to 6.75% during 2000, 4.10% to 6.00% during 1999, and 3.95% to 7.10%
during 1998.

SEPARATE ACCOUNT
Assets and liabilities of the separate account reported in the accompanying Balance Sheets represent funds that are separately administered principally for variable annuity contracts. Contractowners, rather than the Company, bear the investment risk for the variable products. At the direction of the contractowners, the separate account invests the premiums from the sale of variable annuity products in shares of specified mutual funds. The assets and liabilities of the separate account are clearly identified and segregated from other assets and liabilities of the Company. The portion of the separate account assets equal to the reserves


EPE-109657                             57

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

and other liabilities of variable annuity contracts cannot be charged with liabilities arising out of any other business the Company may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractowner investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable annuity contracts invested in the separate account; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

Product charges recorded by the Company from variable annuity products consist of charges applicable to each contract for mortality and expense risk, contract administration, and surrender charges.

DEFERRED INCOME TAXES
Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Company has designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Company's Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS
Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of the Company does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to the Company within thirty days after the filing.

SEGMENT REPORTING
The Company manages its business as one segment, the sale of variable products designed to meet customer needs for tax-advantaged saving for retirement and protection from death. Variable products are sold to consumers and corporations throughout New York.

USE OF ESTIMATES
The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are: (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of the merger transaction, (5) asset valuation allowances, (6) deferred tax benefits (liabilities), and (7) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the preceding items are inherently


EPE-109657                             58

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

PENDING ACCOUNTING STANDARDS: DERIVATIVE FINANCIAL INSTRUMENTS
During 1998, the Financial Accounting Standards Board issued Statement No. 133 ("SFAS 133"), Accounting for Derivative Financial Instruments and Hedging Activities. SFAS 133 requires that all derivative instruments, including certain derivative instruments embedded in other contracts, be recorded on the balance sheet measured at its fair value. The change in a derivative's fair value is generally to be recognized in current period earnings. However, if certain conditions are met, a derivative may be specifically designated as a hedge of an exposure to changes in fair value, variability of cash flows, or certain foreign currency exposures. When designated as a hedge, the fair value should be recognized currently in earnings or other comprehensive income, depending on whether such designation is considered a fair value or as a cash flow hedge. With respect to fair value hedges, the fair value of the derivative, as well as changes in the fair value of the hedged item, are reported in earnings. For cash flow hedges, changes in the derivatives fair value are reported in other comprehensive income and subsequently reclassified into earnings when the hedged item affects earnings. The ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. The Company adopted SFAS 133 on January 1, 2001. The cumulative effect of each accounting change upon adoption are not material.

RECLASSIFICATIONS
Certain amounts in the 1999 and 1998 financial statements have been reclassified to conform to the 2000 financial statement presentation.

2.   BASIS OF FINANCIAL REPORTING
The financial statements of the Company differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger and is amortized and charged to expense; (3) future policy benefit reserves for the fixed interest division of the variable products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs, and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) revenues for variable annuity products consist of policy administration charges and surrender charges assessed rather than premiums received; and (10) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.


EPE-109657                             59

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

2.   BASIS OF FINANCIAL REPORTING (continued)

The National Association of Insurance Commissioners has revised the Accounting Practices and Procedures Manual, the guidance that defines statutory accounting principles. The revised manual will be effective January 1, 2001, and has been adopted, at least in part, by the State of New York, which is the state of domicile for First Golden. The revised manual will result in changes to the accounting practices that the Companies use to prepare their statutory-basis financial statements. Management believes the impact of these changes to First Golden's statutory-basis capital and surplus as of January 1, 2001 will not be significant.

A reconciliation of net income and stockholder's equity as reported to regulatory authorities under statutory accounting principles to equivalent amounts reported under generally accepted accounting principles follows:

                                                   NET INCOME                           STOCKHOLDER'S EQUITY
                                 ----------------------------------------------     ----------------------------
                                     Year             Year             Year             Year             Year
                                    Ended            Ended            Ended            Ended            Ended
                                 December 31,     December 31,     December 31,     December 31,     December 31,
                                     2000             1999             1998             2000             1999
                                 ------------     ------------     ------------     ------------     ------------
                                                                       (Dollars in thousands)
As reported under statutory
    accounting principles ...    $       (290)    $        790     $       (966)    $     26,630     $     25,082
Interest maintenance reserve             (250)             (52)              14              (12)              --
Asset valuation reserve .....              --               --               --              190              145
Future policy benefits ......            (239)            (681)              45             (936)            (697)
Nonadmitted assets ..........              --               --               --               30               41
Net unrealized appreciation
    depreciation) of fixed
    maturities at fair value               --               --               --             (565)          (1,083)
Change in investment basis as
    result of merger ........             (78)            (118)             (39)             122              200
Deferred policy acquisition
    costs ...................           1,027              678            2,188            4,170            3,198
Value of purchased insurance
    in force ................               4              (35)              (8)             113              102
Current income taxes payable             (104)             193               --               89              193
Goodwill ....................              (2)              (2)              (2)              89               91
Deferred income taxes .......            (233)              50             (465)            (843)            (610)
Other .......................             301              (12)               8              300               (4)
                                 ------------     ------------     ------------     ------------     ------------
As reported herein ..........    $        136     $        811     $        775     $     29,377     $     26,658
                                 ============     ============     ============     ============     ============


EPE-109657                             60

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS

INVESTMENT RESULTS

Major categories of net investment income are summarized below:

Year Ended December 31                         2000         1999         1998
                                             --------     --------     --------
                                                    (Dollars in thousands)
Fixed maturities .......................     $  1,810     $  1,901     $  1,726
Short-term investments .................          316          148          157
Other, net .............................           (3)         171           --
                                             --------     --------     --------
Gross investment income ................        2,123        2,220        1,883
Less investment expenses ...............         (101)         (73)         (39)
                                             --------     --------     --------
Net investment income ..................     $  2,022     $  2,147     $  1,844
                                             ========     ========     ========

The change in unrealized appreciation (depreciation) on fixed maturities designated as available for sale at fair value for the years ended December 31, 2000, 1999, and 1998 was $517,000, $(1,646,000), and $412,000, respectively.

At December 31, 2000 and 1999, amortized cost, gross unrealized gains and losses, and estimated fair values of fixed maturities, all of which are designated as available for sale, follows:

                                                       Gross         Gross        Estimated
                                        Amortized    Unrealized    Unrealized        Fair
                                           Cost         Gains        Losses         Value
                                        ----------   ----------    ----------     ----------
                                                       (Dollars in thousands)
December 31, 2000
-----------------
U. S. government and governmental
   agencies and authorities .......    $    6,793    $      223    $      (13)    $    7,003
Public utilities ..................         2,017             9           (11)         2,015
Corporate securities ..............        16,412            73          (850)        15,635
Mortgage-backed securities ........           548             3            --            551
                                        ----------   ----------    ----------     ----------
Total .............................    $   25,770    $      308    $     (874)    $   25,204
                                        ==========   ==========    ==========     ==========
December 31, 1999
-----------------
U.S. government and governmental
   agencies and authorities .......    $    3,486            --    $      (88)    $    3,398
Public utilities ..................         2,030            --           (77)         1,953
Corporate securities ..............        21,994            --          (910)        21,084
Mortgage-backed securities ........         1,556            --            (8)         1,548
Other assets backed securities ....           112            --            --            112
                                        ----------   ----------    ----------     ----------
Total .............................    $   29,178            --    $   (1,083)    $   28,095
                                        ==========   ==========    ==========     ==========


EPE-109657                             61

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS (continued)

Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair values for these securities.

At December 31, 2000, net unrealized investment losses on fixed maturities designated as available for sale totaled $566,000. Depreciation of $457,000 was included in stockholder's equity at December 31, 2000 (net of adjustments of $22,000 to VPIF, $87,000 to DPAC, and $160,000 to deferred income taxes). At December 31, 1999, net unrealized investment gains on fixed maturities designated as available for sale totaled $1,083,000. Depreciation of $603,000 was included in stockholder's equity at December 31, 1999 (net of adjustments of $16,000 to VPIF, $141,000 to DPAC, and $324,000 to deferred income taxes).

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 2000 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
                                                              POST-MERGER
                                                        ------------------------
                                                        Amortized     Estimated
December 31, 2000                                          Cost       Fair Value
--------------------------------------------------------------------------------
                                                         (Dollars in thousands)
Due in one year or less ............................    $    1,902    $    1,892
Due after one year through five years ..............        12,503        11,982
Due after five years through ten years .............        10,817        10,779
                                                        ----------    ----------
                                                            25,222        24,653
Mortgage-backed securities .........................           548           551
                                                        ----------    ----------
Total ..............................................    $   25,770    $   25,204
                                                        ==========    ==========


EPE-109657                             62

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS (continued)

An analysis of sales, maturities, and principal repayments of the Company's fixed maturities portfolio follows:

                                                           Gross         Gross         Proceeds
                                            Amortized     Realized      Realized         From
                                              Cost         Gains         Losses          Sale
                                            ----------    ----------    ----------    ----------
                                                          (Dollars in thousands)
For the year ended December 31, 2000:
Scheduled principal repayments,
   calls, and tenders ..................    $    2,307            --            --    $    2,307
Sales ..................................         8,234    $       21    $     (710)        7,545
                                            ----------    ----------    ----------    ----------
Total ..................................    $   10,541    $       21    $     (710)   $    9,852
                                            ==========    ==========    ==========    ==========

For the year ended December 31, 1999:
Scheduled principal repayments,
   calls, and tenders ..................    $    2,385            --            --    $    2,385
Sales ..................................         8,630    $        4    $     (170)        8,464
                                            ----------    ----------    ----------    ----------
Total ..................................    $   11,015    $        4    $     (170)   $   10,849
                                            ==========    ==========    ==========    ==========

For the year ended December 31, 1998:
Scheduled principal repayments, calls,
and tenders ............................    $    1,080            --            --    $    1,080
Sales ..................................           540    $       24            --           564
                                            ----------    ----------    ----------    ----------
Total ..................................    $    1,620    $       24            --    $    1,644
                                            ==========    ==========    ==========    ==========

Investment Valuation Analysis: The Company analyzes its investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of fixed maturities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. During 2000, 1999, and 1998, no investments were identified as having an impairment other than temporary.

Investments on Deposit: At December 31, 2000 and 1999, affidavits of deposits covering bonds with a par value of $400,000 were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Company's investment policies related to its investment portfolio require diversification by asset type, company, and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 2000 and December 31, 1999. Fixed maturities included investments in industrials (33% in 2000, 48% in 1999), financial companies (31% in 2000, 29% in 1999), and various government bonds and government or agency mortgage-backed securities (29% in 2000, 14% in 1999).

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeds ten percent of stockholder's equity at December 31, 2000.


EPE-109657                             63

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

4.   COMPREHENSIVE INCOME

Comprehensive income includes all changes in stockholder's equity during a period except those resulting from investments by and distributions to the stockholder. Other comprehensive income (loss) excludes net investment gains (losses) included in net income which merely represent transfers from unrealized to realized gains and losses. These amounts totaled $(581,000) and $(108,000) in 2000 and 1999, respectively. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling $(108,000) and $(58,000) in 2000 and 1999, respectively.

5.   FAIR VALUES OF FINANCIAL INSTRUMENTS
SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Company's investments, investment contracts and debt fall within the standards' definition of a financial instrument. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial, and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the information presented herein.

The Company closely monitors the composition and yield of its invested assets, the duration and interest credited on insurance liabilities and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Company's overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Company's business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

                                            ----------------------------------------------------
                                               December 31, 2000            December 31, 1999
                                            ------------------------    ------------------------
                                                          Estimated                   Estimated
                                             Carrying        Fair        Carrying        Fair
                                              Value         Value         Value         Value
                                            ----------    ----------    ----------    ----------
                                                           (Dollars in thousands)
ASSETS
   Fixed maturities, available for sale     $   25,204    $   25,204    $   28,095    $   28,095
   Short-term investments ..............         7,114         7,114         2,309         2,309
   Cash and cash equivalents ...........         1,541         1,541         1,026         1,026
   Separate account assets .............        57,703        57,703        47,215        47,215

LIABILITIES
   Annuity products ....................         7,065         6,709         7,583         7,170
   Revolving note payable ..............            --            --           100           100
   Separate account liabilities ........        57,703        57,703        47,215        47,215


EPE-109657                             64

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

5.   FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

The following methods and assumptions were used by the Company in estimating fair values.

Fixed maturities: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded fixed maturities are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U. S. Treasury bonds based upon the expected average lives of the securities.

Short-term investments and cash and cash equivalents: Carrying values reported in the Company's historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

Separate account assets: Separate account assets are reported at the quoted fair values of the individual securities in the separate account.

Annuity products: Estimated fair values of the Company's liabilities for future policy benefits for the fixed interest division of the variable products are stated at cash surrender value, the cost the Company would incur to extinguish the liability.

Revolving note payable: Carrying value reported in the Company's historical cost basis balance sheet approximates estimated fair value for this instrument, as the agreement carries a variable interest rate provision.

Separate account liabilities: Separate account liabilities are reported at full account value in the Company's historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

5.   VALUES OF PURCHASED IN FORCE
As a result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF, which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Interest was accrued at a rate of 7.32% during 2000 (7.33% during 1999 and 7.29% during 1998).

A reconciliation of the change in the VPIF asset follows:

Year Ended December 31                                2000      1999      1998
                                                      -----     -----     -----
                                                        (Dollars in thousands)

Beginning balance ................................    $ 102     $ 117     $ 126
   Accretion of interest .........................        6         8         9
   Amortization of asset .........................       (2)      (43)      (17)
   Adjustment for unrealized gains (losses) ......        7        20        (5)
   Other asset adjustment ........................       --        --         4
                                                      -----     -----     -----
Ending balance ...................................    $ 113     $ 102     $ 117
                                                      =====     =====     =====


EPE-109657                             65

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

6.   VALUE OF PURCHASED IN FORCE (continued)

Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 2000 is $11,000 in 2001, $10,000 in 2002, $9,000 in
2003, $7,000 in 2004, and $5,000 in 2005. Actual amortization may vary based upon changes in assumptions and experience.

7.   INCOME TAXES
The Company files a consolidated federal income tax return with Golden American, also a life insurance company.

INCOME TAX EXPENSE
Income tax expense included in the financial statements follows:

Year Ended December 31                         2000          1999          1998
                                              ------        ------        ------
                                                     (Dollars in thousands)

   Current ............................       $  (46)       $  685        $   54
   Deferred ...........................          233           (50)          465
                                              ------        ------        ------
                                              $  187        $  635        $  519
                                              ======        ======        ======

The effective tax rate on income before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference follows:

Year Ended December 31                         2000          1999          1998
                                              ------        ------        ------
                                                    (Dollars in thousands)

Income before income taxes ............       $  323        $1,446        $1,294
                                              ======        ======        ======
Income tax at federal statutory rate ..       $  113        $  506        $  447
Tax effect of:
   Other items ........................           74           129            66
                                              ------        ------        ------
Income tax expense ....................       $  187        $  635        $  519
                                              ======        ======        ======


EPE-109657                             66

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

7.   INCOME TAXES (continued)

DEFERRED INCOME TAXES
The tax effect of temporary differences giving rise to the Company's deferred income tax assets and liabilities at December 31, 2000 and 1999 follows:

Year Ended December 31                                         2000           1999
                                                            ----------     ----------
                                                              (Dollars in thousands)
Deferred tax assets:
   Future policy benefits ..............................    $      747     $      560
   Net unrealized depreciation of available for sale
     fixed maturities ..................................           160            324
   Net operating loss carryforwards ....................            --             --
                                                            ----------     ----------
                                                                   907            884
Deferred tax liabilities:
   Net unrealized appreciation of available for sale
     fixed maturities ..................................            --             --
   Fixed maturities ....................................           (68)           (68)
   Investment income ...................................          (117)          (117)
   Deferred policy acquisition costs ...................        (1,171)          (913)
   Value of purchased insurance in force ...............           (24)           (30)
   Other ...............................................          (210)           (42)
                                                            ----------     ----------
                                                                (1,590)        (1,170)
                                                            ----------     ----------
Valuation allowance ....................................          (160)          (324)
                                                            ----------     ----------
Deferred income tax liability ..........................    $     (843)    $     (610)
                                                            ==========     ==========

At December 31, 2000, the Company reported, for financial statement purposes, unrealized losses on certain investments which have not been recognized for tax purposes. Since it is uncertain as to whether capital losses, if ever realized, could be utilized to offset capital gains, a valuation allowance has been established for the tax effect of these financial statement losses.

8.   RELATED PARTY TRANSACTIONS
Directed Services, Inc. ("DSI") acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable annuity products issued by the Company. DSI is authorized to enter into agreements with broker/dealers to distribute the Company's variable insurance products and appoint representatives of the broker/dealers as agents. As of December 31, 2000, the Company's variable annuity products were sold primarily through broker/dealer institutions. The Company paid commissions to DSI totaling $1,115,000, $697,000, and $1,754,000 for the years ended December 31, 2000, 1999, and 1998, respectively.

The Company has service agreements with Golden American and Equitable Life Insurance Company of Iowa ("Equitable Life"), an affiliate, in which Golden American and Equitable Life provide administrative and financial related services. Under the agreement with Golden American, the Company incurred expenses of $412,000, $137,000, $248,000, for the years ended December 31, 2000,
1999 and 1998, respectively. Under


EPE-109657                             67

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

8.   RELATED PARTY TRANSACTIONS

the agreement with Equitable Life, the Company incurred expenses of $340,000, $142,000, and $165,000, for the years ended December 31, 2000, 1999, and 1998, respectively.

The Company has service agreements with Golden American and Equitable Life Insurance Company of Iowa ("Equitable Life"), an affiliate, in which Golden American and Equitable Life provide administrative and financial related services. Under the agreement with Golden American, the Company incurred expenses of $412,000, $137,000, $248,000, for the years ended December 31, 2000,
1999 and 1998, respectively. Under the agreement with Equitable Life, the Company incurred expenses of $340,000, $142,000, and $165,000, for the years ended December 31, 2000, 1999, and 1998, respectively.

The Company provides resources and services to Golden American and DSI. Revenues for these services, which reduce general expenses incurred by the Company, totaled $225,000, $269,000, and $210,000 from Golden American, for the years ended December 31, 2000, 1999, and 1998 respectively. Revenues for these services, which reduce general expenses incurred by the Company, totaled $223,000, $387,000, and $75,000 from DSI for the years ended December 31, 2000, 1999, and 1998 respectively.

Effective January 1, 1998, the Company has an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management and accounting services. Under the agreement, the Company records a fee based on the value of the assets under management. The fee is payable quarterly. For the years ended December 31, 2000, 1999, and 1998, the Company incurred fees of $81,000, $73,000, and $56,000, respectively, under this agreement.

The Company had premiums, net of reinsurance, for variable annuity products for the year ended December 31, 2000, 1999, and 1998, that totaled $27,000, $2,000, and $94,000 respectively, from Locust Street Securities, Inc. ("LSSI"), an affiliate.

As at December 31, 2000, the Company had a payable to Golden American in the amount of $500,000 related to a payment for taxes made by Golden American on the Company's behalf.

The Golden American Board of Directors has agreed by resolution to provide funds as needed for the Company to maintain policyholders' surplus that meets or exceeds the greater of: (1) the minimum capital adequacy standards to maintain a level of capitalization necessary to meet A.M. Best Company's guidelines or one level less than the one originally given to First Golden, or (2) the New York State Insurance Department risk-based capital minimum requirements as determined in accordance with New York statutory accounting principles. No funds were transferred from Golden American in 1999 or 1998. During 2000, Golden American provided a cash capital contribution of $2,113,000 to First Golden.

9.   COMMITMENTS AND CONTINGENCIES
Reinsurance: At December 31, 2000, First Golden had two reinsurance treaties with two unaffiliated reinsurers covering a significant portion of the mortality risks and minimum death benefit guarantees under its variable contracts. First Golden remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On December 29, 2000, First Golden entered a reinsurance treaty with London Life Reinsurance Company of Pennsylvania, an unaffiliated reinsurer, covering the minimum death benefit guarantees of First Golden's variable annuities issued on or after January 1, 2000.

At December 31, 2000 and December 31, 1999, the Company has a payable of $17,000 and $4,000, respectively, for reinsurance premiums. Included in the accompanying financial statements are net considerations to the reinsurer of $71,000, $27,000, and $9,000 for the years ended December 31, 2000, 1999,


EPE-109657                             68

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

9.   COMMITMENTS AND CONTINGENCIES (continued)

and 1998, respectively. In addition, the accompanying financial statements contain net policy benefits recoveries of $5,000 and $7000 for the years ended December 31, 2000 and 1999, respectively.

At December 31, 2000 and December 31, 1999, the Company has a payable of $17,000 and $4,000, respectively, for reinsurance premiums. Included in the accompanying financial statements are net considerations to the reinsurer of $71,000, $27,000, and $9,000 for the years ended December 31, 2000, 1999, and 1998, respectively. In addition, the accompanying financial statements contain net policy benefits recoveries of $5,000 and $7000 for the years ended December 31, 2000 and 1999, respectively.

Litigation: The Company, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitrations. In some class action and other actions involving insurers, substantial damages have been sought and/or material settlement or award payments have been made. The Company currently believes no pending or threatened lawsuits or actions exist that are reasonably likely to have a material adverse impact on the Company.

Vulnerability from Concentrations: The Company has various concentrations in its investment portfolio (see Note 3 for further information). The Company's asset growth, net investment income, and cash flow are primarily generated from the sale of variable annuities and associated future policy benefits. Substantial changes in tax laws would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed could cause a severe impact to the Company's financial condition. A significant portion of the Company's sales is generated by two broker/dealers, each having at least ten percent of total sales.

Leases: The Company has a lease for its home office space which expires December 31, 2001. The Company also leases certain equipment under operating leases which expire in 2005. Rent expense for the years ended December 31, 2000, 1999 and 1998 was $122,000, $89,000, and $95,000, respectively. At December 31, 2000, minimum rental payments due under the operating leases are $82,000 in 2001, $4,000 in 2002, $4,000 in 2003, $4,000 in 2004, and $1,000 in 2005.

Revolving Note Payable: To enhance short-term liquidity, the Company established a revolving note payable with SunTrust Bank, Atlanta (the "Bank") which expires July 30, 2001. The note was approved by the Company's Board of Directors on September 29, 1998. The total amount the Company may have outstanding is $10,000,000. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or
(2) a rate quoted by the Bank to the Company for the advance. The terms of the agreement require the Company to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. Under this agreement, the Company did not incur interest expense in 2000 and incurred interest expense of $12,000 in 1999. At December 31, 2000, the Company did not have any borrowings under this agreement. The Company had borrowings of $100,000 under this agreement at December 31, 1999.


EPE-109657                            69

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


TABLE OF CONTENTS

     ITEM                                                                   PAGE
     Introduction........................................................      1
     Description of First Golden American Life
       Insurance Company of New York.....................................      1
     Safekeeping of Assets...............................................      1
     The Administrator...................................................      1
     Independent Auditors................................................      1
     Distribution of Contracts...........................................      2
     Performance Information.............................................      2
     IRA Partial Withdrawal Option.......................................      8
     Other Information...................................................      9
     Financial Statements of Separate Account NY-B ......................      9

--------------------------------------------------------------------------------

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.
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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NY-B.

Please Print or Type:

                      --------------------------------------------------
                      NAME

                      --------------------------------------------------
                      SOCIAL SECURITY NUMBER

                      --------------------------------------------------
                      STREET ADDRESS

                      --------------------------------------------------
                      CITY, STATE, ZIP

109657 EMPIRE PRIMELITE   5/01

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                       This page intentionally left blank.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of First Golden Separate Account NY-B available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.


TOTAL RETURN

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 20.94            10,070          $   211          $ 20.75            58,870           $ 1,221
  1999               18.20            32,717              595            18.06           123,053             2,222
  1998               17.83            15,411              275            17.72            81,617             1,446
  1997               16.18             2,430               39            16.10            13,026               209
  5/6/97             14.36                --               --            14.31                --                --


RESEARCH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 26.63            29,936          $   797          $ 26.39            83,712           $ 2,209
  1999               28.25            32,639              921            28.04           122,839             3,444
  1998               23.03            26,762              616            22.89            20,466             1,865
  1997               18.95             4,095               78            18.87             9,642               182
  5/6/97             16.72                --               --            16.66                --                --


MID-CAP GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 42.70             7,659          $   327          $ 42.23            39,269           $ 1,658
  1999               39.97            11,889              475            39.59            47,634             1,896
  1998               22.60             7,677              173            22.43            27,872               625
  1997               18.64             1,402               26            18.52             2,866                53
  5/6/97             15.76                --               --            15.68                --                --


                                       A1

SMITH BARNEY HIGH INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 12.56             8,769          $   110          $ 12.46            15,808           $   197
  1999               13.84            10,584              146          $ 13.74            17,055               234
  1998               13.66             9,401              128            13.58            15,845               215
  1997               13.77             1,880               26            13.72             2,031                28
  5/6/97             12.53                --               --            12.49                --                --


SMITH BARNEY INTERNATIONAL ALL CAP GROWTH
   (FORMERLY SMITH BARNEY INTERNATIONAL EQUITY)

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 17.89             7,550          $   135          $ 17.74            29,369           $   521
  1999               23.78             6,006              143            23.61            23,956               566
  1998               14.35             8,768              126            14.28            23,498               335
  1997               13.65             1,021               14            13.59             4,996                68
  5/6/97             13.79                --               --            13.75                --                --


SMITH BARNEY LARGE CAP VALUE

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 21.34            38,046          $   812          $ 21.16            78,700           $ 1,666
  1999               19.11            39,627              757            18.98            86,551             1,642
  1998               19.35            36,973              715            19.24            76,929             1,480
  1997               17.84             4,356               78            17.77            14,386               256
  5/6/97             15.64                --               --            15.60                --                --


SMITH BARNEY MONEY MARKET

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 12.38             9,456          $   117          $ 12.27            27,376           $   336
  1999               11.82            12,604              149            11.74            42,839               503
  1998               11.43            35,357              404            11.37           165,659             1,883
  1997               11.02            16,207              179            10.97            36,677               402
  5/6/97             10.75                --               --            10.71                --                --


                                       A2

APPRECIATION

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 18.16            76,535          $ 1,390          $ 18.03           198,484           $ 3,579
  1999               18.47            76,186            1,407            18.36           213,407             3,918
  1998               16.53            73,470            1,215            16.47           151,948             2,502
  1997               14.05             9,350              131            14.01            16,089               225
  5/6/97             12.35                --               --            12.33                --                --


SELECT BALANCED

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 13.16            56,211          $   740          $ 13.08           242,308           $ 3,169
  1999               12.72            77,274              983            12.66           246,738             3,124
  1998               11.83            73,693              872            11.79           236,475             2,789
  1997               11.07            27,709              307            11.06            48,240               533
  5/6/97             10.21                --               --            10.20                --                --


SELECT GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 13.41            40,189          $   539          $ 13.33           153,289           $ 2,043
  1999               14.28            40,969              585            14.21           182,316             2,591
  1998               12.32            30,896              381            12.29           177,617             2,183
  1997               11.06               367                4            11.05            63,115               697
  5/6/97             10.04                --               --            10.03                --                --


SELECT HIGH GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 14.22            22,502          $   320          $ 14.13            93,830           $ 1,326
  1999               15.54            23,981              373            15.47            98,054             1,517
  1998               12.36            29,056              359            12.33           101,228             1,248
  1997               10.89                --               --            10.87            19,321               210
  5/6/97              9.96                --               --             9.95                --                --


                                       A3

SELECT CONSERVATIVE

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 12.32            48,468          $   597          $ 12.25            68,450           $   838
  1999               11.95            49,301              589            11.89           113,214             1,346
  1998               11.55            48,704              563            11.52            85,695               987
  1997               11.08            32,783              363            11.07            26,551               294
  5/6/97             10.19                --               --            10.18                --                --


SELECT INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
  2000             $ 11.73            19,675          $   231          $ 11.66            12,088           $   141
  1999               11.44            22,717              260            11.39            12,184               138
  1998               11.49             2,546               29            11.45            11,168               128
  1997               11.04                --               --            11.03                --                --
  5/6/97             10.19                --               --            10.18                --                --


                                       A4

                                   APPENDIX B

                        MARKET VALUE ADJUSTMENT EXAMPLES

EXAMPLE #1: FULL SURRENDER -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

     Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

1.   The contract value of the Fixed Interest Allocation on the date of surrender is
                                                    3
                          $124,230 ($100,000 x 1.075 )

2.   N = 2,555 ( 365 x 7 )

                                                         2,555/365
3.   Market Value Adjustment = $124,230 x  [(1.07/1.0825)         -1] = $9,700

     Therefore, the amount paid to you on full surrender ignoring any surrender charge is $114,530 ($124,230 - $9,700).

EXAMPLE #2: FULL SURRENDER -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

     Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

1.   The contract value of the Fixed Interest Allocation on the date of surrender is
                                                    3
                          $124,230 ($100,000 x 1.075 )

2.   N = 2,555 ( 365 x 7 )

                                                        2,555/365
3.   Market Value Adjustment = $124,230 x [(1.07/1.0825)         -1] = $6,270

     Therefore, the amount paid to you on full surrender ignoring any surrender charge is $130,500 ($124,230 + $6,270 ).

EXAMPLE #3: WITHDRAWAL -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

     Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a withdrawal of $114,530 is requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

                                       B1

     First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

1. The contract value of the Fixed Interest Allocation on the date of withdrawal is
                                                    3
                         $248,459 ( $200,000 x 1.075  )

2.   N = 2,555 ( 365 x 7 )

3.   Amount that must be withdrawn =
                                          2,555/365
                [ $114,530 / (1.07/1.0825)         ] = $124,230

     Then calculate the Market Value Adjustment on that amount.

                                                         2,555/365
4.   Market Value Adjustment = $124,230 x  [(1.07/1.0825)         -1]  = $9,700

     Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $114,530, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $114,530, and also reduced by the Market Value Adjustment of $9,700, for a total reduction in the Fixed Interest Allocation of $124,230.

EXAMPLE #4: WITHDRAWAL -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

     Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate of 7%; that a withdrawal of $130,500 requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

     First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

1.   The contract value of Fixed Interest Allocation on the date of surrender is

                                                     3
                          $248,459 ( $200,000 x 1.075 )

2.   N = 2,555 ( 365 x 7 )

3.   Amount that must be withdrawn =
                                          2,555/365
                [ $130,500 / (1.07/1.0625)         ] = $124,230

     Then calculate the Market Value Adjustment on that amount.

                                                         2,555/365
4.   Market Value Adjustment = $124,230 x  [(1.07/1.0625)         -1]  = $6,270

     Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $130,500, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $130,500, but increased by the Market Value Adjustment of $6,270, for a total reduction in the Fixed Interest Allocation of $124,230.

                                       B2

                                   APPENDIX C

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the beginning of the fourth contract year of 20% of the contract value of $35,000.

In this example, $5,250 ($35,000 x .15) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $7,000 ($35,000 x .20). Therefore, $1,750 ($7,000 -
$5,250) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 4% surrender charge of $70 ($1,750 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

                                       C1

                             ING VARIABLE ANNUITIES

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
   First Golden American Life Insurance Company of New York is a stock company domiciled in New York, New York
--------------------------------------------------------------------------------

109657 EMPIRE PRIMELITE   5/01

ING VARIABLE ANNUITIES

FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY
OF NEW YORK

--------------------------------------------------------------------------------

                                   PROFILE OF

                            GOLDENSELECT DVA PLUS(R)
                          FEATURING THE GALAXY VIP FUND

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT

                                   MAY 1, 2001


     -------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     -------------------------------------------------------------------

--------------------------------------------------------------------------------

1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and First Golden American Life Insurance Company of New York ("First Golden"). It is offered exclusively to customers of Fleet Financial Group, Inc. and its affiliates. The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of 43 mutual fund investment portfolios through our Separate Account NY-B and/or (ii) in a fixed account of First Golden with guaranteed interest periods. The 43 mutual fund portfolios are listed on page 3 below. We currently offer guaranteed interest periods of 1, 3, 5, 7 and 10 years in the fixed account. We set the interest rates in the fixed account (which will never be less than 3%) periodically. We may credit a different interest rate for each interest period. The interest you earn in the fixed account as well as your principal is guaranteed by First Golden as long as you do not take your money out before the maturity date for the applicable interest period. If you withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you take out. Generally the investment portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You may not make any money, and you can even lose the money you invest.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase

DVA PLUS PROFILE                                         PROSPECTUS BEGINS AFTER
109648                                                    PAGE 9 OF THIS PROFILE
begins on the annuity start date, which is the date you start receiving regular annuity payments from your Contract.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

     ----------------------------------------------------------------------------------------------
                                 ANNUITY OPTIONS
     ----------------------------------------------------------------------------------------------
     Option 1    Income for a          Payments are made for a specified number of years to you
                 fixed period          or your beneficiary.
     ----------------------------------------------------------------------------------------------
     Option 2    Income for            Payments are made for the rest of your life or longer
                 life with a           for a specified period such as 10 or 20 years or until the
                 period certain        total amount used to buy this option has been repaid. This option comes with an added guarantee that payments will
                                       continue to your beneficiary for the remainder of such
                                       period if you should die during the period.
     ----------------------------------------------------------------------------------------------
     Option 3    Joint life income     Payments are made for your life and the life of another
                                       person (usually your spouse).
     ----------------------------------------------------------------------------------------------
     Option 4    Annuity plan          Any other annuitization plan that we choose to offer on the annuity start date.
     ----------------------------------------------------------------------------------------------

Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Company Act of 1940, it will comply with the requirements of such Act. Once you elect an annuity option and begin to receive payments, it cannot be changed.


3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $10,000 or more ($1,500 for a qualified Contract) up to and including age 85. You may make additional payments of $500 or more ($50 for a qualified Contract) at any time before you turn 85 during the accumulation phase. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.


Who may purchase this Contract? Contracts offered by the prospectus accompanying this Profile are available only to customers of Fleet Boston Financial Corporation and its affiliates. The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

109648                                 2                        DVA PLUS PROFILE

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (1) if you are looking for a short-term investment; (2) if you cannot risk getting back less money than you put in; or (3) your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract.


4.   THE INVESTMENT PORTFOLIOS
You can direct your money into: (1) the fixed account with guaranteed interest periods of 1, 3, 5, 7 and 10 years, and/or (2) into any one or more of the following 43 mutual fund investment portfolios through our Separate Account NY-B. The investment portfolios are described in the prospectuses for the GCG Trust, the Galaxy VIP Fund, the PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust, and the ProFunds. Keep in mind that while an investment in the fixed account earns a fixed interest rate, an investment in any investment portfolio, depending on market conditions, may cause you to make or lose money. The investment portfolios available under your Contract are:

     THE GCG TRUST
          Liquid Asset Series             Real Estate Series             Capital Growth Series
          Limited Maturity Bond Series    Value Equity Series            Capital Appreciation Series
          Core Bond Series (formerly      Investors Series               Small Cap Series
            Global Fixed Income Series)   International Equity Series*   Mid-Cap Growth Series
          Fully Managed Series            Rising Dividends Series        Strategic Equity Series
          Total Return Series             Managed Global Series          Special Situations
          Asset Allocation Growth Series  Large Cap Value Series         Growth Series
          Equity Income Series            Hard Assets Series             Developing World Series
          All Cap Series                  Diversified Mid-Cap Series     Internet TollkeeperSM Series
          Growth and Income Series        Research Series

     THE GALAXY VIP FUND                                PILGRIM VARIABLE PRODUCTS TRUST
          High Quality Bond Fund                             Pilgrim VP MagnaCap Portfolio
          Asset Allocation Fund                              Pilgrim VP SmallCap Opportunities Portfolio
          Growth and Income Fund                             Pilgrim VP Growth Opportunities Portfolio
          Small Company Growth Fund
          Equity Fund

     THE PIMCO VARIABLE INSURANCE TRUST                 PRUDENTIAL SERIES FUND
          PIMCO High Yield Bond Portfolio                    Prudential Jennison Portfolio
          PIMCO StocksPLUS Growth                            SP Jennison International Growth Portfolio
               and Income Portfolio

     PILGRIM VARIABLE INSURANCE TRUST                   PROFUNDS
          (FORMERLY ING VARIABLE INSURANCE TRUST)            ProFund VP Bull
          Pilgrim Global Brand Names Fund (formerly          ProFund VP Small-Cap
               ING Global Brand Names Fund)                  ProFund VP Europe 30

* Not currently available.
Internet TollkeeperSM is a service mark of Goldman, Sachs & Co.


109648                                 3                        DVA PLUS PROFILE

5.   EXPENSES
The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts an annual contract administrative charge of $30, and if you invest in an investment portfolio, a mortality and expense risk charge and an asset-based administrative charge. The mortality and expense risk charge and the asset-based administrative charge are deducted daily directly from your contract value in the investment portfolios. The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

                                           STANDARD      ANNUAL RATCHET ENHANCED
                                         DEATH BENEFIT        DEATH BENEFIT
                                         -------------        -------------

     Mortality & Expense Risk Charge         1.10%                1.25%
     Asset-Based Administrative Charge       0.15%                0.15%
                                             -----                -----
          Total                              1.25%                1.40%


Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.55% to 1.86% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any year is 15% of your contract value on the date of the withdrawal less any prior withdrawals during that contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.

     COMPLETE YEARS ELAPSED               0   1   2   3   4   5   6   7+
          SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                     7%  6%  5%  4%  3%  2%  1%  0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the maximum mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.04% (based on an average contract value of $79,000). The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and is based on actual expenses as of December 31, 2000, except for: (i) portfolios that commenced operations during 2000 or 2001 where the charges have been estimated, and (ii) newly formed portfolios where the charges have been estimated. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. The 1-Year examples above include a 7% surrender charge. For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected the Annual Ratchet Enhanced Death Benefit. For these examples, the premium tax is assumed to be 0%.

109648                                 4                        DVA PLUS PROFILE

-------------------------------------------------------------------------------------------------------
                                                                               EXAMPLES:
                                                    TOTAL ANNUAL               ---------
                                      TOTAL ANNUAL   INVESTMENT     TOTAL  TOTAL CHARGES AT THE END OF:
                                        INSURANCE    PORTFOLIO     ANNUAL
INVESTMENT PORTFOLIO                     CHARGES      CHARGES      CHARGES      1 YEAR     10 YEARS
-------------------------------------------------------------------------------------------------------
THE GCG TRUST
Liquid Asset                              1.44%        0.55%        1.99%        $ 90        $232
-------------------------------------------------------------------------------------------------------
Limited Maturity Bond                     1.44%        0.55%        1.99%        $ 90        $232
-------------------------------------------------------------------------------------------------------
Core Bond                                 1.44%        1.01%        2.45%        $ 95        $279
-------------------------------------------------------------------------------------------------------
Fully Managed                             1.44%        0.95%        2.39%        $ 94        $273
-------------------------------------------------------------------------------------------------------
Total Return                              1.44%        0.89%        2.33%        $ 94        $267
-------------------------------------------------------------------------------------------------------
Asset Allocation Growth                   1.44%        1.01%        2.45%        $ 95        $279
-------------------------------------------------------------------------------------------------------
Equity Income                             1.44%        0.95%        2.39%        $ 94        $273
-------------------------------------------------------------------------------------------------------
All Cap                                   1.44%        1.01%        2.45%        $ 95        $279
-------------------------------------------------------------------------------------------------------
Growth and Income                         1.44%        1.11%        2.55%        $ 96        $289
-------------------------------------------------------------------------------------------------------
Real Estate                               1.44%        0.95%        2.39%        $ 94        $273
-------------------------------------------------------------------------------------------------------
Value Equity                              1.44%        0.95%        2.39%        $ 94        $273
-------------------------------------------------------------------------------------------------------
Investors                                 1.44%        1.01%        2.45%        $ 95        $279
-------------------------------------------------------------------------------------------------------
International Equity                      1.44%        1.26%        2.70%        $ 97        $303
-------------------------------------------------------------------------------------------------------
Rising Dividends                          1.44%        0.95%        2.39%        $ 94        $273
-------------------------------------------------------------------------------------------------------
Managed Global                            1.44%        1.26%        2.70%        $ 97        $303
-------------------------------------------------------------------------------------------------------
Large Cap Value                           1.44%        1.01%        2.45%        $ 95        $279
-------------------------------------------------------------------------------------------------------
Hard Assets                               1.44%        0.95%        2.39%        $ 94        $273
-------------------------------------------------------------------------------------------------------
Diversified Mid-Cap                       1.44%        1.01%        2.45%        $ 95        $279
-------------------------------------------------------------------------------------------------------
Research                                  1.44%        0.89%        2.33%        $ 94        $267
-------------------------------------------------------------------------------------------------------
Capital Growth                            1.44%        1.00%        2.44%        $ 95        $278
-------------------------------------------------------------------------------------------------------
Capital Appreciation                      1.44%        0.95%        2.39%        $ 94        $273
-------------------------------------------------------------------------------------------------------
Small Cap                                 1.44%        0.95%        2.39%        $ 94        $273
-------------------------------------------------------------------------------------------------------
Mid-Cap Growth                            1.44%        0.89%        2.33%        $ 94        $267
-------------------------------------------------------------------------------------------------------
Strategic Equity                          1.44%        0.95%        2.39%        $ 94        $273
-------------------------------------------------------------------------------------------------------
Special Situations                        1.44%        1.11%        2.55%        $ 96        $289
-------------------------------------------------------------------------------------------------------
Growth                                    1.44%        1.00%        2.44%        $ 95        $278
-------------------------------------------------------------------------------------------------------
Developing World                          1.44%        1.76%        3.20%        $102        $350
-------------------------------------------------------------------------------------------------------
Internet Tollkeeper                       1.44%        1.86%        3.30%        $103        $359
-------------------------------------------------------------------------------------------------------

THE GALAXY VIP FUND
-------------------------------------------------------------------------------------------------------
     High Quality Bond                    1.44%        0.86%        2.30%        $ 93        $264
-------------------------------------------------------------------------------------------------------
     Asset Allocation                     1.44%        1.01%        2.45%        $ 95        $279
-------------------------------------------------------------------------------------------------------
     Growth and Income                    1.44%        1.38%        2.82%        $ 99        $315
-------------------------------------------------------------------------------------------------------
     Small Company Growth                 1.44%        1.60%        3.04%        $101        $336
-------------------------------------------------------------------------------------------------------
     Equity                               1.44%        0.98%        2.42%        $ 95        $276
-------------------------------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
     PIMCO High Yield Bond                1.44%        0.75%        2.19%        $ 92        $252
-------------------------------------------------------------------------------------------------------
     PIMCO StocksPLUS
          Growth and Income               1.44%        0.65%        2.09%        $ 91        $242
-------------------------------------------------------------------------------------------------------

PILGRIM VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------
     Pilgrim Global
          Brand Names                     1.44%        1.23%        2.67%        $ 97        $300
-------------------------------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
     Prudential Jennison                  1.44%        1.04%        2.48%        $ 95        $282
-------------------------------------------------------------------------------------------------------
     SP Jennison
          International Growth            1.44%        1.64%        3.08%        $101        $339
-------------------------------------------------------------------------------------------------------

109648                                 5                        DVA PLUS PROFILE

-------------------------------------------------------------------------------------------------------
                                                                               EXAMPLES:
                                                    TOTAL ANNUAL               ---------
                                      TOTAL ANNUAL   INVESTMENT     TOTAL  TOTAL CHARGES AT THE END OF:
                                        INSURANCE    PORTFOLIO     ANNUAL
INVESTMENT PORTFOLIO                     CHARGES      CHARGES      CHARGES      1 YEAR     10 YEARS
-------------------------------------------------------------------------------------------------------
PILGRIM VARIABLE PRODUCTS TRUST
     Pilgrim VP MagnaCap                  1.44%        1.10%        2.54%        $ 96        $288
-------------------------------------------------------------------------------------------------------
     Pilgrim VP SmallCap
          Opportunities                   1.44%        1.10%        2.54%        $ 96        $288
-------------------------------------------------------------------------------------------------------
     Pilgrim VP Growth
          Opportunities                   1.44%        1.10%        2.54%        $ 96        $288

PROFUNDS
-------------------------------------------------------------------------------------------------------
     ProFund VP Bull                      1.44%        1.80%        3.24%        $103        $354
-------------------------------------------------------------------------------------------------------
     ProFund VP Small-Cap                 1.44%        1.80%        3.24%        $103        $354
-------------------------------------------------------------------------------------------------------
     ProFund VP Europe 30                 1.44%        1.75%        3.19%        $102        $349
-------------------------------------------------------------------------------------------------------

The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. The 1 Year examples above include a 7% surrender charge. For more detailed information, see "Fees and Expenses" in the prospectus for the Contract.


6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will generally be taxed on these earnings, but not on premiums, when you make a withdrawal or begin receiving annuity payments.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts at your request. If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the taxable amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 9. Withdrawals above the free withdrawal amount may be subject to a surrender charge. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE

The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio that was in operation for at least the entire calendar year of 2000. These numbers reflect the deduction of the mortality and expense risk charge (based on the Annual Ratchet Enhanced Death Benefit), the asset-based administrative charge and the annual contract fee, but do not reflect deductions for surrender charges, if any. If surrender charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

109648                                 6                        DVA PLUS PROFILE

                                                                            CALENDAR YEAR
INVESTMENT PORTFOLIO                                                2000         1999          1998

Managed by A I M  Capital Management, Inc.
     Capital Appreciation(1)                                       -16.44%       22.86%       11.06%
     Strategic Equity(2)                                           -13.71%       54.02%       -0.61%
----------------------------------------------------------------------------------------------------
Managed by Alliance Capital Management L.P.
     Capital Growth(2)                                             -18.31%       23.76%       10.37%
----------------------------------------------------------------------------------------------------
Managed by Baring International Investment Limited
     Developing World(2)                                           -34.76%       59.36%          --
     Hard Assets(2)                                                 -6.10%       21.62%      -30.61%
----------------------------------------------------------------------------------------------------
Managed by Capital Guardian Trust Company
     Managed Global(3)                                             -15.79%       60.98%       27.47%
     Small Cap(3)                                                  -19.43%       48.46%       19.25%
----------------------------------------------------------------------------------------------------
Managed by Eagle Asset Management, Inc.
     Value Equity                                                    7.22%       -0.93%        0.09%
----------------------------------------------------------------------------------------------------
Managed by ING Investment Management, LLC
     Limited Maturity Bond                                           6.19%       -0.32%        5.33%
     Liquid Asset                                                    4.53%        3.23%        3.54%
----------------------------------------------------------------------------------------------------
Managed by Janus Capital Corporation
     Growth(2)                                                     -23.11%       75.61%       25.01%
----------------------------------------------------------------------------------------------------
Managed by Kayne Anderson Rudnick Investment Management, LLC
     Rising Dividends                                               -3.51%       14.22%       12.50%
----------------------------------------------------------------------------------------------------
Managed by Massachusetts Financial Services Company
     Mid-Cap Growth                                                  6.63%       76.52%       21.06%
     Research                                                       -5.91%       22.45%       21.29%
     Total Return                                                   14.84%        1.89%        9.99%
----------------------------------------------------------------------------------------------------
Managed By Pacific Investment Management Company
     Core Bond(5)                                                   -0.49%       -9.94%       10.25%
----------------------------------------------------------------------------------------------------
Managed by The Prudential Investment Corporation
     Real Estate(4)                                                 29.13%       -5.19%      -14.70%
----------------------------------------------------------------------------------------------------
Managed by T. Rowe Price Associates, Inc.
     Equity Income(2)                                               11.32%       -2.15%        6.71%
     Fully Managed                                                  20.23%        5.39%        4.37%
----------------------------------------------------------------------------------------------------
Managed by Fleet Investment Advisors Inc.
     Equity Fund                                                    -3.26%          --           --
     Growth and Income Fund                                          4.06%          --           --
     Small Company Growth Fund                                     -10.28%          --           --
     Asset Allocation Fund                                           0.69%          --           --
     High Quality Bond Fund                                         11.26%          --           --
----------------------------------------------------------------------------------------------------
Managed By Pacific Investment Management Company
     PIMCO High Yield Bond                                          -2.28%        1.54%          --
     PIMCO StocksPLUS Growth and Income                            -10.79%       18.14%          --
----------------------------------------------------------------------------------------------------
Managed by Jennison Associates LLC
     Prudential Jennison                                               --           --           --

-----------------------------
     (1)  Prior to April 1, 1999, a different firm managed the Portfolio.
     (2)  Prior to March 1, 1999, a different firm managed the Portfolio.
     (3)  Prior to February 1, 2000, a different firm managed the Portfolio.
     (4)  Prior to May 1, 2000, a different firm managed the Portfolio.
     (5) Prior to May 1, 2001, a different firm managed the Portfolio using a different investment style.


9.   DEATH BENEFIT
You may choose (i) the Standard Death Benefit, or (ii) the Annual Ratchet Enhanced Death Benefit. The Annual Ratchet Enhanced Death Benefit is available only if the contract owner or the annuitant (if the

109648                                 7                        DVA PLUS PROFILE
contract owner is not an individual) is less than 80 years old at the time of purchase. The Annual Ratchet Enhanced Death Benefit may not be available where a Contract is held by joint owners.

The death benefit is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract after subtracting any withdrawals; or

     3)   the cash surrender value.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract after subtracting any withdrawals;

     3)   the cash surrender value; or

     4) the enhanced death benefit, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount:
          On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, and then we subtract any withdrawals made since the preceding day (including any market value adjustment applied to such withdrawal), and then we subtract for any associated surrender charges. That amount becomes the new enhanced death benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

10.  OTHER INFORMATION
     FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a full refund of your contract value. We determine your contract value at the close of business on the day we receive your written refund request. For purposes of the refund during the free look period, we will include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium you paid.

109648                                 8                        DVA PLUS PROFILE

     TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED ACCOUNT. You can make transfers among your investment portfolios and your investment in the fixed account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. There is currently no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that if you transfer or otherwise withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you transfer or withdraw.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations -- Taxation of Death Benefit Proceeds" in the prospectus.

     ADDITIONAL FEATURES. This Contract has other features that may interest you. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios or in the fixed account with a 1-year guaranteed interest period. Transfers from the fixed account under this program will not be subject to a market value adjustment.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any surrender charge. Withdrawals from your money in the fixed account under this program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

          Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing.

11.  INQUIRIES
If you need more information after reading this profile and the prospectus, please contact us at:

     CUSTOMER SERVICE CENTER
     230 PARK AVENUE, SUITE 966
     NEW YORK, NEW YORK  10169
     (800) 963-9539

or your registered representative.

109648                                 9                        DVA PLUS PROFILE

                       This page intentionally left blank.

--------------------------------------------------------------------------------
FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF FIRST GOLDEN AMERICAN LIFE INSURANCE
COMPANY OF NEW YORK

           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                              GOLDENSELECT DVA PLUS
                          FEATURING THE GALAXY VIP FUND
--------------------------------------------------------------------------------


                                                                     MAY 1, 2001


     This prospectus describes GOLDENSELECT DVA PLUS, an individual deferred variable annuity contract (the "Contract") offered by First Golden American Life Insurance Company of New York ("First Golden," the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").


     The Contract provides a means for you to invest your premium payments in one or more of 43 mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.


     We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We set the interest rates periodically. We will not set the interest rate to be less than a minimum annual rate of 3%. You may choose guaranteed interest periods of 1, 3, 5, 7 and 10 years. The interest earned on your money as well as your principal is guaranteed as long as you hold them until the maturity date. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. You bear the risk that you may receive less than your principal if we take a Market Value Adjustment. You have a right to return a Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid).


     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2001, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at 230 Park Avenue, Suite 966, New York, New York 10169 or call (800) 963-9539, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN ANY SUBACCOUNT THROUGH THE GCG TRUST, THE GALAXY VIP FUND, THE PIMCO VARIABLE INSURANCE TRUST, THE PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, INC., THE PILGRIM VARIABLE PRODUCTS TRUST, OR THE PROFUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY A BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, THE GALAXY VIP FUND, THE PIMCO VARIABLE INSURANCE TRUST, THE PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, INC., THE PILGRIM VARIABLE PRODUCTS TRUST, AND THE PROFUNDS


--------------------------------------------------------------------------------
THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE BACK OF THIS COVER.
--------------------------------------------------------------------------------
GDVAP-109648

     The investment portfolios available under your Contract and the portfolio managers are:


A I M CAPITAL MANAGEMENT, INC.
     Capital Appreciation Series
     Strategic Equity Series

ALLIANCE CAPITAL MANAGEMENT L. P.
     Capital Growth Series

BARING INTERNATIONAL INVESTMENT LIMITED
   (AN AFFILIATE)
     Developing World Series
     Hard Assets Series

CAPITAL GUARDIAN TRUST COMPANY
     Large Cap Value Series
     Managed Global Series
     Small Cap Series

EAGLE ASSET MANAGEMENT, INC
     Value Equity Series

FIDELITY MANAGEMENT & RESEARCH COMPANY
     Asset Allocation Growth Series
     Diversified Mid-Cap Series

GOLDMAN SACHS ASSET MANAGEMENT
     Internet TollkeeperSM Series

ING INVESTMENT MANAGEMENT, LLC
   (AN AFFILIATE)
Limited Maturity Bond Series
     Liquid Asset Series

ING PILGRIM INVESTMENTS, LLC (AN AFFILIATE)
     International Equity Series*

JANUS CAPITAL CORPORATION
     Growth Series
     Growth and Income Series
     Special Situations Series

KAYNE ANDERSON RUDNICK INVESTMENT
   MANAGEMENT, LLC
     Rising Dividends Series

MASSACHUSETTS FINANCIAL SERVICES COMPANY
     Mid-Cap Growth Series
     Research Series
     Total Return Series

PACIFIC INVESTMENT MANAGEMENT COMPANY
     Core Bond Series (formerly Global Fixed
          Income Series)

PRUDENTIAL INVESTMENT CORPORATION
     Real Estate Series

SALOMON BROTHERS ASSET MANAGEMENT, INC
     All Cap Series
     Investors Series

T. ROWE PRICE ASSOCIATES, INC.
     Equity Income Series
     Fully Managed Series

FLEET INVESTMENT ADVISORS INC.
     Asset Allocation Fund
     Equity Fund
     Growth and Income Fund
     High Quality Bond Fund
     Small Company Growth Fund

PACIFIC INVESTMENT MANAGEMENT COMPANY
     PIMCO High Yield Bond Portfolio
     PIMCO StocksPLUS Growth and Income Portfolio

ING INVESTMENT MANAGEMENT ADVISORS B.V.
   (AN AFFILIATE)
     Pilgrim Global Brand Names Fund (formerly
        ING Global Band Names Fund)

JENNISON ASSOCIATES LLC
     Prudential Jennison Portfolio
     SP Jennison International Growth Portfolio

ING PILGRIM INVESTMENTS, LLC (AN AFFILIATE)
     Pilgrim VP Growth Opportunities Portfolio
     Pilgrim VP MagnaCap Portfolio
     Pilgrim VP SmallCap Opportunities Portfolio

PROFUND ADVISORS LLC
     ProFund VP Bull
     ProFund VP Europe 30
     ProFund VP Small-Cap

*  Not currently available.
Internet TollkeeperSM Series is a service mark of Goldman, Sachs & Co.


The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account NY-B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

GDVAP-109648

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

     Index of Special Terms .................................................  1
     Fees and Expenses ......................................................  2
     Performance Information ................................................  9
          Accumulation Unit .................................................  9
          Net Investment Factor ............................................. 10
          Condensed Financial Information ................................... 10
          Financial Statements .............................................. 10
          Performance Information ........................................... 10
     First Golden American Life Insurance Company of New York ............... 11
     The Trusts ............................................................. 11
     First Golden Separate Account NY-B ..................................... 12
     The Investment Portfolios .............................................. 13
          Investment Objectives ............................................. 13
          Investment Management Fees and Other Expenses ..................... 19
     The Fixed Interest Allocation .......................................... 20
          Selecting a Guaranteed Interest Period ............................ 20
          Guaranteed Interest Rates ......................................... 21
          Transfers from a Fixed Interest Allocation ........................ 21
          Withdrawals from a Fixed Interest Allocation ...................... 22
          Market Value Adjustment ........................................... 22
     The Annuity Contract ................................................... 23
          Contract Date and Contract Year ................................... 23
          Annuity Start Date ................................................ 23
          Contract Owner .................................................... 23
          Annuitant ......................................................... 24
          Beneficiary ....................................................... 24
          Purchase and Availability of the Contract ......................... 24
          Crediting of Premium Payments ..................................... 25
          Administrative Procedures ......................................... 26
          Contract Value .................................................... 26
          Cash Surrender Value .............................................. 26
          Surrendering to Receive the Cash Surrender Value .................. 27
          The Subaccounts ................................................... 27
          Addition, Deletion or Substitution of Subaccounts and Other Changes 27
          The Fixed Account ................................................. 27
          Other Contracts  .................................................. 27
          Other Important Provisions ........................................ 28
     Withdrawals ............................................................ 28
          Regular Withdrawals ............................................... 28
          Systematic Withdrawals ............................................ 28
          IRA Withdrawals ................................................... 30
     Transfers Among Your Investments ....................................... 30

          Transfers by Third Parties ........................................ 31

          Dollar Cost Averaging ............................................. 31
          Automatic Rebalancing ............................................. 32
     Death Benefit Choices .................................................. 32
          Death Benefit During the Accumulation Phase ....................... 32
               Standard Death Benefit ....................................... 32
               Annual Ratchet Enhanced Death Benefit ........................ 32
          Death Benefit During the Income Phase ............................. 33
          Required Distributions upon Contract Owner's Death ................ 33

--------------------------------------------------------------------------------

GDVAP-109648                           i

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                            PAGE

     Charges and Fees ....................................................... 34
          Charge Deduction Subaccount ....................................... 34
          Charges Deducted from the Contract Value .......................... 34
               Surrender Charge ............................................. 34
               Free Withdrawal Amount ....................................... 34
               Surrender Charge for Excess Withdrawals ...................... 34
               Premium Taxes ................................................ 35
               Administrative Charge ........................................ 35
               Transfer Charge .............................................. 35
          Charges Deducted from the Subaccounts ............................. 35
               Mortality and Expense Risk Charge ............................ 35
               Asset-Based Administrative Charge ............................ 35
          Trust Expenses .................................................... 36
     The Annuity Options .................................................... 36
          Annuitization of Your Contract .................................... 36
          Selecting the Annuity Start Date .................................. 37
          Frequency of Annuity Payments ..................................... 37
          The Annuity Options ............................................... 37
               Income for a Fixed Period .................................... 37
               Income for Life with a Period Certain ........................ 37
               Joint Life Income ............................................ 37
               Annuity Plan ................................................. 37
          Payment When Named Person Dies .................................... 37
     Other Contract Provisions .............................................. 38
          Reports to Contract Owners ........................................ 38
          Suspension of Payments ............................................ 38
          In Case of Errors in Your Application ............................. 38
          Assigning the Contract as Collateral .............................. 38
          Contract Changes-Applicable Tax Law ............................... 38
          Free Look ......................................................... 38
          Group or Sponsored Arrangements ................................... 39
          Selling the Contract .............................................. 39
     Other Information ...................................................... 40
          Voting Rights ..................................................... 40
          State Regulation .................................................. 40
          Legal Proceedings ................................................. 40
          Legal Matters ..................................................... 40
          Experts ........................................................... 40
     Federal Tax Considerations ............................................. 40
     More Information About First Golden American Life
          Insurance Company of New York ..................................... 46
     Financial Statements of First Golden American Life
          Insurance Company of New York ..................................... 58
     Statement of Additional Information
          Table of Contents ................................................. 77
     Appendix A
          Condensed Financial Information ................................... A1
     Appendix B
          Market Value Adjustment Examples .................................. B1
     Appendix C
          Surrender Charge for Excess Withdrawals Example ................... C1

GDVAP-109648                           ii

--------------------------------------------------------------------------------
                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                                      PAGE

Accumulation Unit                                    9

Annual Ratchet Enhanced Death Benefit               32

Annuitant                                           24

Annuity Start Date                                  23

Cash Surrender Value                                26

Contract Date                                       23

Contract Owner                                      23

Contract Value                                      26

Contract Year                                       23

Fixed Interest Allocation                           20

Free Withdrawal Amount                              34

Market Value Adjustment                             22

Net Investment Factor                               10

Standard Death Benefit                              32

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS            CORRESPONDING TERM USED IN THE CONTRACT

Accumulation Unit Value                 Index of Investment Experience

Annuity Start Date                      Annuity Commencement Date

Contract Owner                          Owner or Certificate Owner

Contract Value                          Accumulation Value

Transfer Charge                         Excess Allocation Charge

Fixed Interest Allocation               Fixed Allocation

Free Look Period                        Right to Examine Period

Guaranteed Interest Period              Guarantee Period

Subaccount(s)                           Division(s)

Net Investment Factor                   Experience Factor

Regular Withdrawals                     Conventional Partial Withdrawals

Withdrawals                             Partial Withdrawals

GDVAP-109648                           1

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES*

     Surrender Charge:

     COMPLETE YEARS ELAPSED               0   1   2   3   4   5   6   7+
          SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                     7%  6%  5%  4%  3%  2%  1%  0%

     Transfer Charge...................................................   None**

     * If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

    ** We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
     Administrative Charge ............................................     $ 30
     (We waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more.)

SEPARATE ACCOUNT NY-B ANNUAL CHARGES***

                                                                    STANDARD        ENHANCED DEATH BENEFITS
                                                                  DEATH BENEFIT         ANNUAL RATCHET
                                                                  -------------         --------------
     Mortality and Expense Risk Charge.......................         1.10%                  1.25%
     Asset-Based Administrative Charge.......................         0.15%                  0.15%
                                                                      -----                  -----
     Total Separate Account Charges..........................         1.25%                  1.40%

     *** As a percentage of average assets in each subaccount. The mortality and expense risk charge and the asset-based administrative charge are deducted daily.

GDVAP-109648                           2

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):


--------------------------------------------------------------------------------
                                 MANAGEMENT         OTHER           TOTAL
      PORTFOLIO                    FEE(1)        EXPENSES(2)     EXPENSES(3)
--------------------------------------------------------------------------------
     Liquid Asset                  0.54%           0.01%            0.55%
--------------------------------------------------------------------------------
     Limited Maturity Bond         0.54%           0.01%            0.55%
--------------------------------------------------------------------------------
     Core Bond                     1.00%           0.01%            1.01%
--------------------------------------------------------------------------------
     Fully Managed                 0.94%           0.01%            0.95%
--------------------------------------------------------------------------------
     Total Return                  0.88%           0.01%            0.89%
--------------------------------------------------------------------------------
     Asset Allocation Growth       1.00%           0.01%            1.01%
--------------------------------------------------------------------------------
     Equity Income                 0.94%           0.01%            0.95%
--------------------------------------------------------------------------------
     All Cap                       1.00%           0.01%            1.01%
--------------------------------------------------------------------------------
     Growth and Income             1.10%           0.01%            1.11%
--------------------------------------------------------------------------------
     Real Estate                   0.94%           0.01%            0.95%
--------------------------------------------------------------------------------
     Value Equity                  0.94%           0.01%            0.95%
--------------------------------------------------------------------------------
     Investors                     1.00%           0.01%            1.01%
--------------------------------------------------------------------------------
     International Equity          1.25%           0.01%            1.26%
--------------------------------------------------------------------------------
     Rising Dividends              0.94%           0.01%            0.95%
--------------------------------------------------------------------------------
     Managed Global                1.25%           0.01%            1.26%
--------------------------------------------------------------------------------
     Large Cap Value               1.00%           0.01%            1.01%
--------------------------------------------------------------------------------
     Hard Assets                   0.94%           0.01%            0.95%
--------------------------------------------------------------------------------
     Diversified Mid-Cap           1.00%           0.01%            1.01%
--------------------------------------------------------------------------------
     Research                      0.88%           0.01%            0.89%
--------------------------------------------------------------------------------
     Capital Growth                0.99%           0.01%            1.00%
--------------------------------------------------------------------------------
     Capital Appreciation          0.94%           0.01%            0.95%
--------------------------------------------------------------------------------
     Small Cap                     0.94%           0.01%            0.95%
--------------------------------------------------------------------------------
     Mid-Cap Growth                0.88%           0.01%            0.89%
--------------------------------------------------------------------------------
     Strategic Equity              0.94%           0.01%            0.95%
--------------------------------------------------------------------------------
     Special Situations            1.10%           0.01%            1.11%
--------------------------------------------------------------------------------
     Growth                        0.99%           0.01%            1.00%
--------------------------------------------------------------------------------
     Developing World              1.75%           0.01%            1.76%
--------------------------------------------------------------------------------
     Internet Tollkeeper           1.85%           0.01%            1.86%
--------------------------------------------------------------------------------

     (1) Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.

     (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 2000, except for (i) portfolios that commenced operations in 2000 and (ii) newly formed portfolios where the charges have been estimated.

     (3) Total Expenses are based on actual expenses for the fiscal year ended December 31, 2000.

GDVAP-109648                           3

THE GALAXY VIP FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

-----------------------------------------------------------------------------------------------
                                                            OTHER               TOTAL EXPENSES
                                    MANAGEMENT             EXPENSES            AFTER FEE WAIVER
                                    FEE AFTER           AFTER EXPENSE            AND EXPENSE
PORTFOLIO                         FEE WAIVER(1)        REIMBURSEMENT(1)        REIMBURSEMENT(1)
-----------------------------------------------------------------------------------------------
High Quality Bond                     0.55%                 0.31%                   0.86%
-----------------------------------------------------------------------------------------------
Asset Allocation                      0.75%                 0.26%                   1.01%
-----------------------------------------------------------------------------------------------
Growth and Income                     0.75%                 0.63%                   1.38%
-----------------------------------------------------------------------------------------------
Small Company Growth                  0.75%                 0.85%                   1.60%
-----------------------------------------------------------------------------------------------
Equity                                0.75%                 0.23%                   0.98%
-----------------------------------------------------------------------------------------------

     (1) Total Expenses are based on actual expenses for the fiscal year ended December 31, 2000. Fleet Investment Advisors Inc. and/or the administrator have agreed to waive certain fees and/or reimburse fund expenses of 0.13% and 1.54% for the High Quality Bond Fund and Small Company Growth Fund , respectively, through December 31, 2000. Without this agreement, and based on actual waivers and reimbursements for the fiscal year ended December 31, 2000, total expenses would have been 0.99%, 1.01%, 1.38%, 3.14% and 0.98% for the High Quality Bond Fund,
          Asset Allocation Fund, Growth and Income Fund, Small Company Growth Fund, and Equity Fund respectively.

THE PIMCO VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

---------------------------------------------------------------------------------------------------------------
                                                                            OTHER EXPENSES      TOTAL EXPENSES
                                    MANAGEMENT    SERVICE       OTHER       AFTER EXPENSE       AFTER EXPENSE
PORTFOLIO                              FEE          FEE      EXPENSES(1)   REIMBURSEMENT(2)    REIMBURSEMENT(2)
---------------------------------------------------------------------------------------------------------------
PIMCO High Yield Bond                 0.25%        0.15%        0.35%           0.35%               0.75%

PIMCO StocksPLUS Growth and
     Income                           0.40%        0.15%        0.11%           0.10%               0.65%
---------------------------------------------------------------------------------------------------------------

     (1) "Other Expenses" reflects a 0.35% administrative fee for the High Yield Bond Portfolio and a 0.10% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the StocksPLUS Growth and Income Portfolio.

     (2) PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75% and 0.65% of average daily net assets for the PIMCO High Yield Bond and StocksPLUS Growth and Income Portfolios, respectively. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2000 would have been 0.75% and 0.66% for the PIMCO High Yield Bond and StocksPLUS Growth and Income Portfolios, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

PILGRIM VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

---------------------------------------------------------------------------------------------------------
                               INVESTMENT                               TOTAL                   TOTAL NET
                               MANAGEMENT     12B-1        OTHER      PORTFOLIO    WAIVER BY    PORTFOLIO
PORTFOLIO                         FEE          FEE        EXPENSES     EXPENSES    ADVISER(2)   EXPENSES
---------------------------------------------------------------------------------------------------------
Pilgrim Global Brand Names       1.00%        0.25%        1.72%        2.97%        1.74%        1.23%
---------------------------------------------------------------------------------------------------------

     (1) The table shows the estimated operating expenses for the Portfolio as a ratio of expenses to average daily net assets. These estimates are based on the Portfolio's actual operating expenses for its most recent complete fiscal year and fee waivers to which the Adviser has agreed for the Portfolio.

     (2) ING Mutual Funds Management Co. LLC, the Portfolio's Investment Manager, has entered into a written expense limitation agreement with the Portfolio, under which it will limit expenses of the

GDVAP-109648                           4

          Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Mutual Funds Management Co. LLC within three years. The amount of the Portfolio's expenses waived or reimbursed during the last fiscal year by ING Mutual Funds Management Co. LLC is shown under the heading "Waiver by Adviser." The expense limits will continue through at least December 31, 2001.

THE PRUDENTIAL SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                 MANAGEMENT    12B-1       OTHER       TOTAL
PORTFOLIO                           FEE        FEE(1)   EXPENSES(2) EXPENSES(2)
--------------------------------------------------------------------------------
Prudential Jennison                 0.60%      0.25%       0.19%       1.04%

SP Jennison International
     Growth                         0.85%      0.25%       0.54%       1.64%
--------------------------------------------------------------------------------

     (1) The 12b-1 fees for the Prudential Jennison Portfolio and the SP Jennison International Growth Portfolio are imposed to enable the portfolios to recover certain sales expenses, including compensation to broker-dealers, the cost of printing prospectuses for delivery to prospective investors and advertising costs for the portfolio. Over a long period of time, the total amount of 12b-1 fees paid may exceed the amount of sales charges imposed by the product.

     (2) Since the SP Jennison International Growth Portfolio had not commenced operations as of December 31, 1999, expenses as shown are based on estimates of the portfolio's operating expenses for the portfolio's first fiscal year.

PILGRIM VARIABLE PRODUCTS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

---------------------------------------------------------------------------------------------------------
                               INVESTMENT                               TOTAL                   TOTAL NET
                               MANAGEMENT    SERVICE       OTHER      PORTFOLIO    WAIVER BY    PORTFOLIO
PORTFOLIO                         FEE          FEE      EXPENSES(2)   EXPENSES    ADVISER(2)   EXPENSES
---------------------------------------------------------------------------------------------------------
Pilgrim VP MagnaCap              0.75%        0.25%        7.15%        8.15%        7.05%        1.10%
---------------------------------------------------------------------------------------------------------
Pilgrim VP SmallCap
     Opportunities               0.75%        0.25%        0.23%        1.23%        0.13%        1.10%
---------------------------------------------------------------------------------------------------------
Pilgrim VP Growth
     Opportunities               0.75%        0.25%        1.44%        2.44%        1.34%        1.10%
---------------------------------------------------------------------------------------------------------

     (1) The table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for Class R shares for the Trust's most recently completed fiscal year and fee waivers to which ING Pilgrim Investments, LLC, the Portfolios' Adviser, has agreed for each Portfolio.

     (2) Because Class S shares are new for each Portfolio, the Other Expenses for each Portfolio are based on Class R expenses of the Portfolio.

     (3) ING Pilgrim Investments, LLC has entered into written expense limitation agreements with each Portfolio which it advises under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments, LLC within three years. The expense limit for each such Portfolio is shown as "Total Net Portfolio Expenses." For each Portfolio, the expense limits will continue through at least December 31, 2001.

GDVAP-109648                           5

PROFUNDS ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                 MANAGEMENT    12B-1       OTHER       TOTAL
PORTFOLIO                           FEE         FEE     EXPENSES(2) EXPENSES(2)
--------------------------------------------------------------------------------
ProFund VP Bull                     0.75%      0.25%       0.80%       1.80%
--------------------------------------------------------------------------------
ProFund VP Small-Cap                0.75%      0.25%       0.80%       1.80%
--------------------------------------------------------------------------------
ProFund VP Europe 30(1)             0.75%      0.25%       0.75%       1.75%
--------------------------------------------------------------------------------

     (1) Management fees and expenses for the ProFund VP Europe 30 are for the 12-month period ending December 12, 2000.

     (2) Other expenses for the ProFund VP Bull and ProFund VP Small-Cap are estimates as these ProFund Portfolios had not commenced operations as of December 31, 2000.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of The GCG Trust, The PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust, and the ProFunds for additional information on management or advisory fees and in some cases on other portfolio expenses.


Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

GDVAP-109648                           6

EXAMPLES:
In the following examples, surrender charges may apply if you choose to annuitize within the first 7 contract years. The examples also assume election of the Annual Ratchet Enhanced Death Benefit and are based on an assumed 5% annual return.

If you surrender your Contract at the end of the applicable time period, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------


     THE GCG TRUST
     Liquid Asset                          $ 90     $112      $137      $232
--------------------------------------------------------------------------------
     Limited Maturity Bond                 $ 90     $112      $137      $232
--------------------------------------------------------------------------------
     Core Bond                             $ 95     $126      $161      $279
--------------------------------------------------------------------------------
     Fully Managed                         $ 94     $125      $158      $273
--------------------------------------------------------------------------------
     Total Return                          $ 94     $123      $155      $267
--------------------------------------------------------------------------------
     Asset Allocation Growth               $ 95     $126      $161      $279
--------------------------------------------------------------------------------
     Equity Income                         $ 94     $125      $158      $273
--------------------------------------------------------------------------------
     All Cap                               $ 95     $126      $161      $279
--------------------------------------------------------------------------------
     Growth and Income                     $ 96     $129      $166      $289
--------------------------------------------------------------------------------
     Real Estate                           $ 94     $125      $158      $273
--------------------------------------------------------------------------------
     Value Equity                          $ 94     $125      $158      $273
--------------------------------------------------------------------------------
     Investors                             $ 95     $126      $161      $279
--------------------------------------------------------------------------------
     International Equity                  $ 97     $134      $173      $303
--------------------------------------------------------------------------------
     Rising Dividends                      $ 94     $125      $158      $273
--------------------------------------------------------------------------------
     Managed Global                        $ 97     $134      $173      $303
--------------------------------------------------------------------------------
     Large Cap Value                       $ 95     $126      $161      $279
--------------------------------------------------------------------------------
     Hard Assets                           $ 94     $125      $158      $273
--------------------------------------------------------------------------------
     Diversified Mid-Cap                   $ 95     $126      $161      $279
--------------------------------------------------------------------------------
     Research                              $ 94     $123      $155      $267
--------------------------------------------------------------------------------
     Capital Growth                        $ 95     $126      $160      $278
--------------------------------------------------------------------------------
     Capital Appreciation                  $ 94     $125      $158      $273
--------------------------------------------------------------------------------
     Small Cap                             $ 94     $125      $158      $273
--------------------------------------------------------------------------------
     Mid-Cap Growth                        $ 94     $123      $155      $267
--------------------------------------------------------------------------------
     Strategic Equity                      $ 94     $125      $158      $273
--------------------------------------------------------------------------------
     Special Situations                    $ 96     $129      $166      $289
--------------------------------------------------------------------------------
     Growth                                $ 95     $126      $160      $278
--------------------------------------------------------------------------------
     Developing World                      $102     $149      $197      $350
--------------------------------------------------------------------------------
     Internet Tollkeeper                   $103     $152      $202      $359
--------------------------------------------------------------------------------

     THE GALAXY VIP FUND
--------------------------------------------------------------------------------
     High Quality Bond                     $ 93     $122      $153      $264
--------------------------------------------------------------------------------
     Asset Allocation                      $ 95     $126      $161      $279
--------------------------------------------------------------------------------
     Growth and Income                     $ 99     $137      $179      $315
--------------------------------------------------------------------------------
     Small Company Growth                  $101     $144      $190      $336
--------------------------------------------------------------------------------
     Equity                                $ 95     $125      $159      $276
--------------------------------------------------------------------------------

     THE PIMCO VARIABLE
      INSURANCE TRUST
     PIMCO High Yield Bond                 $ 92     $119      $147      $252
--------------------------------------------------------------------------------
     PIMCO StocksPLUS
          Growth and Income                $ 91     $115      $142      $242
--------------------------------------------------------------------------------

     PILGRIM VARIABLE INSURANCE
     TRUST
--------------------------------------------------------------------------------
     Pilgrim Global Brand Names            $ 97     $133      $171      $300
--------------------------------------------------------------------------------

GDVAP-109648                           7

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------

     THE PRUDENTIAL SERIES FUND
     Prudential Jennison                   $ 95     $127      $162      $282
--------------------------------------------------------------------------------
     SP Jennison International
          Growth                           $101     $145      $192      $339
--------------------------------------------------------------------------------

     PILGRIM VARIABLE PRODUCTS
     TRUST
     Pilgrim VP MagnaCap                   $ 96     $129      $165      $288
--------------------------------------------------------------------------------
     Pilgrim VP SmallCap Opportunities     $ 96     $129      $165      $288
--------------------------------------------------------------------------------
     Pilgrim VP Growth Opportunities       $ 96     $129      $165      $288

     PROFUNDS
--------------------------------------------------------------------------------
     ProFund VP Bull                       $103     $150      $199      $354
--------------------------------------------------------------------------------
     ProFund VP Small-Cap                  $103     $150      $199      $354
--------------------------------------------------------------------------------
     ProFund VP Europe 30                  $102     $148      $197      $349
--------------------------------------------------------------------------------

     If you do not surrender your Contract or if you annuitize on the annuity start date, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------

     THE GCG TRUST
     Liquid Asset                          $ 20     $ 62      $107      $232
--------------------------------------------------------------------------------
     Limited Maturity Bond                 $ 20     $ 62      $107      $232
--------------------------------------------------------------------------------
     Core Bond                             $ 25     $ 76      $131      $279
--------------------------------------------------------------------------------
     Fully Managed                         $ 24     $ 75      $128      $273
--------------------------------------------------------------------------------
     Total Return                          $ 24     $ 73      $125      $267
--------------------------------------------------------------------------------
     Asset Allocation Growth               $ 25     $ 76      $131      $279
--------------------------------------------------------------------------------
     Equity Income                         $ 24     $ 75      $128      $273
--------------------------------------------------------------------------------
     All Cap                               $ 25     $ 76      $131      $279
--------------------------------------------------------------------------------
     Growth and Income                     $ 26     $ 79      $136      $289
--------------------------------------------------------------------------------
     Real Estate                           $ 24     $ 75      $128      $273
--------------------------------------------------------------------------------
     Value Equity                          $ 24     $ 75      $128      $273
--------------------------------------------------------------------------------
     Investors                             $ 25     $ 76      $131      $279
--------------------------------------------------------------------------------
     International Equity                  $ 27     $ 84      $143      $303
--------------------------------------------------------------------------------
     Rising Dividends                      $ 24     $ 75      $128      $273
--------------------------------------------------------------------------------
     Managed Global                        $ 27     $ 84      $143      $303
--------------------------------------------------------------------------------
     Large Cap Value                       $ 25     $ 76      $131      $279
--------------------------------------------------------------------------------
     Hard Assets                           $ 24     $ 75      $128      $273
--------------------------------------------------------------------------------
     Diversified Mid-Cap                   $ 25     $ 76      $131      $279
--------------------------------------------------------------------------------
     Research                              $ 24     $ 73      $125      $267
--------------------------------------------------------------------------------
     Capital Growth                        $ 25     $ 76      $130      $278
--------------------------------------------------------------------------------
     Capital Appreciation                  $ 24     $ 75      $128      $273
--------------------------------------------------------------------------------
     Small Cap                             $ 24     $ 75      $128      $273
--------------------------------------------------------------------------------
     Mid-Cap Growth                        $ 24     $ 73      $125      $267
--------------------------------------------------------------------------------
     Strategic Equity                      $ 24     $ 75      $128      $273
--------------------------------------------------------------------------------
     Special Situations                    $ 26     $ 79      $136      $289
--------------------------------------------------------------------------------
     Growth                                $ 25     $ 76      $130      $278
--------------------------------------------------------------------------------
     Developing World                      $ 32     $ 99      $167      $350
--------------------------------------------------------------------------------
     Internet Tollkeeper                   $ 33     $102      $172      $359
--------------------------------------------------------------------------------

GDVAP-109648                           8

--------------------------------------------------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------

     THE GALAXY VIP FUND
--------------------------------------------------------------------------------
     High Quality Bond                     $ 23     $ 72      $123      $264
--------------------------------------------------------------------------------
     Asset Allocation                      $ 25     $ 76      $131      $279
--------------------------------------------------------------------------------
     Growth and Income                     $ 29     $ 87      $149      $315
--------------------------------------------------------------------------------
     Small Company Growth                  $ 31     $ 94      $160      $336
--------------------------------------------------------------------------------
     Equity                                $ 25     $ 75      $129      $276
--------------------------------------------------------------------------------

     THE PIMCO VARIABLE
      INSURANCE TRUST
     PIMCO High Yield Bond                 $ 22     $ 69      $117      $252
--------------------------------------------------------------------------------
     PIMCO StocksPLUS
          Growth and Income                $ 21     $ 65      $112      $242
--------------------------------------------------------------------------------

     PILGRIM VARIABLE INSURANCE
     TRUST
--------------------------------------------------------------------------------
     Pilgrim Global Brand Names            $ 27     $ 83      $141      $300
--------------------------------------------------------------------------------

     THE PRUDENTIAL SERIES FUND
     Prudential Jennison                   $ 25     $ 77      $132      $282
--------------------------------------------------------------------------------
     SP Jennison International
          Growth                           $ 31     $ 95      $162      $339
--------------------------------------------------------------------------------

     PILGRIM VARIABLE PRODUCTS
     TRUST
     Pilgrim VP MagnaCap                   $ 26     $ 79      $135      $288
--------------------------------------------------------------------------------
     Pilgrim VP SmallCap Opportunities     $ 26     $ 79      $135      $288
--------------------------------------------------------------------------------
     Pilgrim VP Growth Opportunities       $ 26     $ 79      $135      $288

     PROFUNDS
--------------------------------------------------------------------------------
     ProFund VP Bull                       $ 33     $100      $169      $354
--------------------------------------------------------------------------------
     ProFund VP Small-Cap                  $ 33     $100      $169      $354
--------------------------------------------------------------------------------
     ProFund VP Europe 30                  $ 32     $ 98      $167      $349
--------------------------------------------------------------------------------

The examples above reflect the annual administrative charge as an annual charge of 0.04% of assets (based on an average contract value of $79,000). If the Standard Death Benefit is elected instead of the Annual Ratchet Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account NY-B of First Golden ("Separate Account NY-B") has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

GDVAP-109648                           9

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     (4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Separate Account NY-B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A - Condensed Financial Information.

FINANCIAL STATEMENTS

The audited financial statements of Separate Account NY-B for the year ended December 31, 2000 are included in the Statement of Additional Information. The audited financial statements of First Golden for the years ended December 31, 2000, 1999 and 1998 are included in this prospectus.


PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account NY-B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount of Separate Account NY-B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account NY-B, assuming an investment at the beginning of the period when the subaccount first invested in the portfolio, withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account NY-B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the subaccounts began investing in the portfolios.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding

GDVAP-109648                           10
effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period assuming no surrender.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (a measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information, including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------------

First Golden American Life Insurance Company of New York ("First Golden") was incorporated on May 24, 1996 as a New York stock life insurance company. First Golden is a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American"). Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. First Golden's financial statements appear in this prospectus. First Golden is authorized to do business in Delaware and New York.


Equitable of Iowa is the holding company for Golden American, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. ING also owns ING Pilgrim Investments, LLC, a portfolio manager of the GCG Trust, and the investment manager of the Pilgrim Variable Insurance Trust and the Pilgrim Variable Products Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust, and ING Investment Management Advisors B.V., a portfolio manager of the Pilgrim Variable Insurance Trust.


Our principal office is located at 230 Park Avenue, Suite 966, New York, New York 10169.

--------------------------------------------------------------------------------
                                   THE TRUSTS
--------------------------------------------------------------------------------


In this prospectus, we refer to The GCG Trust, The Galaxy VIP Fund, The PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, Inc., the Pilgrim Variable Products Trust, and the ProFunds collectively as the "Trusts" and individually as a "Trust."

The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by First Golden and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies not affiliated with First Golden. Pending SEC approval, shares of The GCG Trust may also be sold to certain qualified pension and retirement plans. The principal address of The GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The Galaxy VIP Fund is a mutual fund whose shares are offered to separate accounts of various life insurance companies for variable annuity contracts, including certain variable contracts of First Golden

GDVAP-109648                           11
and its affiliates. The principal office of The Galaxy VIP Fund is 4400 Computer Drive, Westborough, MA 01581.

The PIMCO Variable Insurance Trust is a mutual fund whose shares are available to separate accounts of insurance companies, including First Golden, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The principal address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The Pilgrim Variable Insurance Trust (formerly the ING Variable Insurance Trust) is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by First Golden and other insurance companies, both affiliated and unaffiliated with First Golden. The address of Pilgrim Variable Insurance Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The Prudential Series Fund is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including First Golden and Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

The Pilgrim Variable Products Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by First Golden and other insurance companies, both affiliated and unaffiliated with First Golden. The address of Pilgrim Variable Products Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The ProFunds is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by First Golden and other insurance companies, both affiliated and unaffiliated with First Golden. The address of ProFunds is 3435 Stelzer Road, Suite 1000, PO Box 182100, Columbus, OH 43218-2000.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust, The Galaxy VIP Fund, the PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust, the Pilgrim Variable Products Trust, ProFunds, the Board of Directors of the Prudential Series Fund, and the management of Directed Services, Inc., Fleet Investment Advisors, Inc., Pacific Investment Management Company, ING Mutual Funds Management Co. LLC, The Prudential Insurance Company of America, ING Pilgrim Investments, LLC, ProFunds Advisors LLC and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE GCG TRUST, THE GALAXY VIP FUND, THE PIMCO VARIABLE INSURANCE TRUST, THE PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, INC., THE PILGRIM VARIABLE PRODUCTS TRUST, AND THE PROFUNDS IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.


--------------------------------------------------------------------------------
                       FIRST GOLDEN SEPARATE ACCOUNT NY-B
--------------------------------------------------------------------------------

First Golden Separate Account NY-B ("Separate Account NY-B") was established as a separate account of First Golden on June 13, 1996. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Separate Account NY-B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account NY-B but such assets are kept separate from our other accounts.


Separate Account NY-B is divided in subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of The GCG Trust, The Galaxy VIP Fund, the PIMCO Variable Insurance Trust, ING Variable Insurance Trust, The Prudential Series Fund, Inc., the Pilgrim Variable Products Trust, or the ProFunds Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account NY-B without regard to any other income, gains

GDVAP-109648                           12
or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account NY-B. If the assets in Separate Account NY-B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account NY-B but are not discussed in this prospectus. Separate Account NY-B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."


--------------------------------------------------------------------------------
                            THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------


During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios listed in the section below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO ANY INVESTMENT PORTFOLIO, AND YOU MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objective. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. Separate Account NY-B also has other subaccounts investing in other portfolios which are not available to the Contract described in this prospectus. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS IN THE PROSPECTUSES FOR THE GCG TRUST, THE GALAXY VIP FUND, THE PIMCO VARIABLE INSURANCE TRUST, THE PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, THE PILGRIM VARIABLE PRODUCTS TRUST AND THE PROFUNDS. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING. TO OBTAIN FREE COPIES OF THESE PROSPECTUSES, PLEASE WRITE TO OUR CUSTOMER SERVICE CENTER AT P.O. BOX 2700, WEST CHESTER, PENNSYLVANIA 19380 OR CALL (800) 366-0066 OR ACCESS THE SEC'S WEBSITE (HTTP://WWW.SEC.GOV).

--------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO      INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------
THE GCG TRUST
Liquid Asset              Seeks high level of current income consistent with the
                          preservation of capital and liquidity.

                          Invests primarily in obligations of the U.S. Government and its agencies and instrumentalities, bank obligations,
                          commercial paper and short-term corporate debt securities.
                          All securities will mature in less than one year.
                          ------------------------------------------------------------



GDVAP-109648                           13

--------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO      INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------

Limited Maturity Bond     Seeks highest current income consistent with low risk to
                          principal and liquidity. Also seeks to enhance its total
                          return through capital appreciation when market factors,
                          such as falling interest rates and rising bond prices,
                          indicate that capital appreciation may be available without significant risk to principal.

                          Invests primarily in diversified limited maturity debt
                          securities with average maturity dates of five years or
                          shorter and in no cases more than seven years.
                          ------------------------------------------------------------

CoreBond (formerly        Seeks maximum total return, consistent with preservation of
     Global Fixed Income) capital and  prudent investment management.

                          Invests primarily in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio
                          duration of the Portfolio normally varies within a three- to six-year time frame.
                          ------------------------------------------------------------

Fully Managed             Seeks, over the long term, a high total investment return
                          consistent with the preservation of capital and with prudent investment risk.

                          Invests primarily in the common stocks of established
                          companies believed by the portfolio manager to have
                          above-average potential for capital growth.
                          ------------------------------------------------------------

Total Return              Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Growth of capital and income is a
                          secondary goal.

                          Invests primarily in a combination of equity and fixed
                          income securities.
                          ------------------------------------------------------------

Asset Allocation Growth   Seeks to maximize total return over the long-term by
                          allocating assets among stocks, bonds, short-term instruments and other investments.

                          Allocates investments primarily in a neutral mix over time of 70% of its assets in stocks, 25% of its assets in bonds, and 5% of its assets in short-term and money market
                          investments.
                          ------------------------------------------------------------

Equity Income             Seeks substantial dividend income as well as long-term
                          growth of capital.

                          Invests primarily in common stocks of well established
                          companies paying above-average dividends.
                          ------------------------------------------------------------

All Cap                   Seeks capital appreciation through investment in securities which the portfolio manager believes have above-average
                          capital appreciation potential.

                          Invests primarily in equity securities of U.S. companies of any size.
                          ------------------------------------------------------------

Growth and Income         Seeks long-term capital growth and current income.

                          Normally invests up to 75% of its assets in equity securities selected primarily for their growth potential and at least
                          25% of its assets in securities the portfolio manager
                          believes have income potential.
                          ------------------------------------------------------------

Real Estate               Seeks capital appreciation. Current income is a secondary
                          objective.

                          Invests primarily in publicly traded real estate equity
                          securities.
                          ------------------------------------------------------------

Value Equity              Seeks capital appreciation. Dividend income is a secondary objective.

                          Invests primarily in common stocks of domestic and foreign issuers which meet quantitative standards relating to
                          financial soundness and high intrinsic value relative to
                          price.
                          ------------------------------------------------------------


GDVAP-109648                           14

--------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO      INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------
Investors                 Seeks long-term growth of capital. Current income is a
                          secondary objective.

                          Invests primarily in equity securities of U.S. companies and to a lesser degree, debt securities.
                          ------------------------------------------------------------

International Equity      Seeks long-term growth of capital.
     (not currently
     available)           Invests at least 65% of its net assets in equity securities of issuers located in countries outside of the United States.
                          The Portfolio generally invests at least 75% of its total
                          assets in common and preferred stocks, warrants and
                          convertible securities.
                          ------------------------------------------------------------
Rising Dividends          Seeks capital appreciation. A secondary objective is
                          dividend income.

                          Invests in equity securities that meet the following quality criteria: regular dividend increases; 35% of earnings
                          reinvested annually; and a credit rating of "A" to "AAA."
                          ------------------------------------------------------------

Managed Global            Seeks capital appreciation. Current income is only an
                          incidental consideration.

                          Invests primarily in common stocks traded in securities
                          markets throughout the world.
                          ------------------------------------------------------------

Large Cap Value           Seeks long-term growth of capital and income.

                          Invests primarily in equity and equity-related securities of companies with market capitalization greater than $1 billion.
                          ------------------------------------------------------------

Hard Assets               Seeks long-term capital appreciation.

                          Invests primarily in hard asset securities. Hard asset
                          companies produce a commodity which the portfolio manager is able to price on a daily or weekly basis.
                          ------------------------------------------------------------

Diversified Mid-Cap       Seeks long-term capital growth.

                          Normally invests at least 65% of its total assets in common stocks of companies with medium market capitalizations.
                          ------------------------------------------------------------

Research                  Seeks long-term growth of capital and future income.

                          Invests primarily in common stocks or securities convertible into common stocks of companies believed to have better than average prospects for long-term growth.
                          ------------------------------------------------------------

Capital Growth            Seeks long-term total return.

                          Invests primarily in common stocks of companies where the
                          potential for change (earnings acceleration) is significant.
                          ------------------------------------------------------------

Capital Appreciation      Seeks long-term capital growth.

                          Invests primarily in equity securities believed by the
                          portfolio manager to be undervalued.
                          ------------------------------------------------------------


GDVAP-109648                           15

--------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO      INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------

Small Cap                 Seeks long-term capital appreciation.

                          Invests primarily in equity securities of companies that
                          have a total market capitalization within the range of
                          companies in the Russell 2000 Growth Index or the Standard &
                          Poor's Small-Cap 600 Index.
                          ------------------------------------------------------------

Mid-Cap Growth            Seeks long-term growth of capital.

                          Invests primarily in equity securities of companies with
                          medium market capitalization which the portfolio manager
                          believes have above-average growth potential.
                          ------------------------------------------------------------

Strategic Equity          Seeks capital appreciation.

                          Invests primarily in common stocks of medium- and
                          small-sized companies.
                          ------------------------------------------------------------

Special Situations        Seeks capital appreciation.

                          Invests primarily in common stocks selected for their
                          capital appreciation potential. The Portfolio emphasizes
                          "special situation" companies that the portfolio manager
                          believes have been overlooked or undervalued by other
                          investors.
                          ------------------------------------------------------------

Growth                    Seeks capital appreciation.

                          Invests primarily in common stocks of growth companies that have favorable relationships between price/earnings ratios and growth rates in sectors offering the potential for
                          above-average returns.
                          ------------------------------------------------------------

Developing World          Seeks capital appreciation.

                          Invests primarily in equity securities of companies in
                          developing or emerging countries.
                          ------------------------------------------------------------

Internet Tollkeeper       Seeks long-term growth of capital.

                          Invests primarily in equity securities of "Internet
                          Tollkeeper" companies, which are companies in sectors which provide access, infrastructure, content and services to
                          Internet companies and customers, and which have developed, or are seeking to develop predictable, sustainable or
                          recurring revenue by increasing "traffic," or customers and sales, and raising "tolls," or prices in connection with the growth of the Internet.
                          ------------------------------------------------------------


GDVAP-109648                           16

--------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO      INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------

THE GALAXY VIP FUND

High Quality Bond         Seeks a high level of current income consistent with prudent risk of capital.

                          Invests primarily in obligations issued or guaranteed by the
                          U.S. Government, its agencies and instrumentalities, as well as in corporate debt obligations such as notes and bonds.
                          The portfolio also invests in asset-backed and mortgage-
                          backed securities and in money market instruments, such as commercial paper and bank obligations. Normally, at least
                          65% of the portfolio's total assets will be invested in high quality debt obligations that have one of the top two ratings assigned by Standard & Poor's Ratings Group or Moody's
                          Investors Services, Inc. or are unrated securities determined by the portfolio manager to be of comparable quality.
                          ------------------------------------------------------------

Asset Allocation          Seeks a high total return by providing both a current level of income that is greater than that provided by the popular stock market averages, as well as long-term growth in the
                          value of the portfolio's assets.

                          Invests in a mix of stocks and bonds that the portfolio
                          manager believes will produce both income and long-term
                          capital growth. This mix will change from time to time as a result of economic and market conditions. However, the
                          portfolio keeps at least 25% of its total assets in fixed
                          income investments, including debt securities and preferred stocks, at all times.
                          ------------------------------------------------------------

Growth and Income         Seeks to provide a relatively high total return through
                          long-term capital appreciation and current income.

                          Invests normally at least 65% of its total assets in the
                          common stocks of U.S. companies with large market
                          capitalizations (generally over $2 billion) that have
                          prospects for above-average growth and dividends.
                          ------------------------------------------------------------

Small Company Growth      Seeks capital appreciation.

                          Invests normally at least 65% of its total assets in the
                          equity securities, primarily common stocks, of small
                          companies that have market capitalizations of $1.5 billion or less. The portfolio invests primarily in the common stock of U.S. companies, but may invest up to 20% of its total
                          assets in foreign equity securities.
                          ------------------------------------------------------------

Equity                    Seeks long-term growth by investing in companies that the
                          portfolio manager believes have above-average earnings
                          potential.

                          Invests normally at least 75% of its total assets in common stocks and securities convertible into common stocks issued by U.S. companies.
                          ------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST

PIMCO High Yield Bond     Seeks to maximize total return, consistent with preservation of capital and prudent investment management.

                          Invests at least 65% of its assets in a diversified portfolio of junk bonds rated at least B by Moody's Investor Services,
                          Inc. or Standard & Poor's or, if unrated, determined by the portfolio manager to be of comparable quality.
                          ------------------------------------------------------------

PIMCO StocksPLUS          Seeks to achieve a total return which exceeds the total
     Growth and Income    return performance of the Standard & Poor's 500 Stock Index.

                          Invests primarily in common stocks, options, futures, options on futures and swaps.
                          ------------------------------------------------------------


GDVAP-109648                           17

--------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO      INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------

PILGRIM VARIABLE INSURANCE TRUST (formerly ING Variable Insurance Trust)

Pilgrim Global Brand      Seeks to provide investors with long-term capital
     Names Fund           appreciation.
     (formerly ING Global
     Brand Names Fund)    Invests at least 65% of its total assets in equity
                          securities of companies that have a well recognized
                          franchise, a global presence and derive most of their
                          revenues from sales of consumer goods.
                          ------------------------------------------------------------

THE PRUDENTIAL SERIES FUND

Prudential Jennison       Seeks long-term growth of capital.

                          Invests primarily in companies that have shown growth in
                          earnings and sales, high return on equity and assets or
                          other strong financial data and are also attractively valued in the opinion of the manager. Dividend income from
                          investments will be incidental.
                          ------------------------------------------------------------

SP Jennison               Seeks long-term growth of capital.
     International Growth
                          Invests primarily in equity-related securities of issuers
                          located in at least five different foreign countries.
                          ------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST

Pilgrim VP MagnaCap       Seeks growth of capital, with dividend income as a secondary consideration.

                          Invests primarily in equity securities of companies meeting investment policy criteria of consistent and substantially increasing dividends, reinvested earnings, strong balance
                          sheet and attractive price. Invests primarily in companies included in the largest 500 U.S. companies.
                          ------------------------------------------------------------


Pilgrim VP SmallCap       Seeks long-term capital appreciation.
     Opportunities
                          Invests primarily in the common stock of smaller,
                          lesser-known U.S. companies that the portfolio manager
                          believes have above average prospects for growth.
                          ------------------------------------------------------------

Pilgrim VP Growth         Seeks long-term growth of capital.
     Opportunities
                          Invests primarily in U.S. companies that the portfolio
                          manager believes have above average prospects for growth.
                          ------------------------------------------------------------

PROFUNDS

ProFund VP Bull           Seeks daily investment results that correspond to the
                          performance of the Standard & Poor's 500 Stock Index.

                          Invests in securities and other financial instruments, such as futures and options on futures in pursuit of the
                          portfolio's objective regardless of market conditions,
                          trends or direction and seeks to provide correlation with
                          the benchmark on a daily basis.
                          ------------------------------------------------------------

ProFund VP Small-Cap      Seeks daily investment results that correspond to the
                          performance of the Russell 2000 Index.

                          Invests in securities and other financial instruments, such as futures and options on futures in pursuit of the
                          portfolio's objective regardless of market conditions, trends or direction and seeks to provide correlation with the
                          benchmark on a daily basis.
                          ------------------------------------------------------------


GDVAP-109648                           18

ProFund VP Europe 30      Seeks daily investment results that correspond to the
                          performance of the ProFunds Europe 30 Index.

                          Invests in securities and other financial instruments, such as futures and options on futures and American Depository
                          Receipts in pursuit of the portfolio's objective regardless of market conditions, trends or direction and seeks to
                          provide correlation with the benchmark on a daily basis.
                          ------------------------------------------------------------


INVESTMENT MANAGEMENT FEES
Directed Services, Inc. ("Directed Services") serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolio, including retaining portfolio managers to manage the assets of the various portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the annual rates of the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Fleet Investment Advisors Inc. ("Fleet") serves as the investment advisor of The Galaxy VIP Fund. The Galaxy VIP Fund pays Fleet Investment Advisors a monthly advisory fee based on the average daily net assets of each investment portfolio. Each portfolio pays its own administrative costs. Except for agreements to reimburse certain expenses of some portfolios, Fleet Investment Advisors does not bear any portfolio expenses.


Pacific Investment Management Company ("PIMCO") serves as investment advisor to each portfolio of the PIMCO Variable Insurance Trust. PIMCO provides the overall business management and administrative services necessary for each portfolio's operation. PIMCO provides or procures, at its own expense, the services and information necessary for the proper conduct of business and ordinary operation of each portfolio. The PIMCO Variable Insurance Trust pays PIMCO a monthly advisory fee and a separate monthly administrative fee per year, each fee based on the average daily net assets of each of the investment portfolios, for managing the assets of the portfolios and for administering the PIMCO Variable Insurance Trust. PIMCO does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expense of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.


ING Pilgrim Investments, LLC ("ING Pilgrim") serves as the overall manager of Pilgrim Variable Insurance Trust and Pilgrim Variable Products Trust. ING Pilgrim supervises all aspects of the Trusts' operations and provides investment advisory services to the portfolios of the Trusts, including engaging portfolio managers, as well as monitoring and evaluating the management of the assets of each portfolio by its portfolio manager. ING Pilgrim, as well as each portfolio manager it engages, is a wholly owned indirect subsidiary of ING Groep N.V. Except for agreements to reimburse certain expenses of the portfolio, ING Pilgrim does not bear any portfolio expenses.


The Prudential Insurance Company of America ("Prudential") and its subsidiary, Prudential Investments Fund Management LLC ("PIFM") serve as the overall investment advisers to the Prudential Series Fund. Prudential and PIFM are responsible for the management of the Prudential Series Fund and provide investment advice and related services. For the Prudential Jennison Portfolio and SP Jennison International Growth Portfolio, Prudential and PIFM engage Jennison Associates LLC to serve as sub-

GDVAP-109648                           19

--------------------------------------------------------------------------------
                          THE FIXED INTEREST ALLOCATION
--------------------------------------------------------------------------------

adviser and to provide day-to-day
management. Prudential and PIFM pay the sub-adviser out of the fee they receive from the Prudential Series Fund. Each portfolio pays its own administrative costs.


ProFunds Advisors LLC serves as the investment advisor of the ProFunds. The ProFunds pay ProFunds Advisors LLC a monthly advisory fee based on the average daily net assets of each investment portfolio. Each portfolio pays its own administrative costs.


Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, five portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and six portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. Based on actual portfolio experience in 2000, together with estimated costs for new portfolios, total estimated portfolio fees and charges for 2001 range from 0.55% to 1.86%. See "Fees and Expenses" in this prospectus.

We may receive compensation from the investment advisors, administrators and distributors or directly from the portfolios in connection with administrative, distribution or other services and cost savings attributable to our services. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. The compensation paid by advisors, administrators or distributors may vary.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

You may allocate premium payments and transfer your contract value to the guaranteed interest periods of our Fixed Account at any time during the accumulation period. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We currently offer guaranteed interest periods of 1, 3, 5, 7 and 10 years, although we may not offer all these periods in the future. You may select one or more guaranteed interest periods at any one time. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the applicable guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. YOU BEAR THE RISK THAT YOU MAY RECEIVE LESS THAN YOUR PRINCIPAL IF WE APPLY A MARKET VALUE ADJUSTMENT.

Assets supporting amounts allocated to the Fixed Account are available to fund the claims of all classes of our customers, contract owners and other creditors. Interests under your Contract relating to the Fixed Account are registered under the Securities Act of 1933, but the Fixed Account is not registered under the 1940 Act.

SELECTING A GUARANTEED INTEREST PERIOD
You may select one or more Fixed Interest Allocations with specified guaranteed interest periods. A guaranteed interest period is the period that a rate of interest is guaranteed to be credited to your Fixed Interest Allocation. We may at any time decrease or increase the number of guaranteed interest periods offered.

Your contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals (including any Market Value Adjustment applied to such

GDVAP-109648                           20
withdrawal), transfers or other
charges we may impose. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of contract value. We will credit interest daily at a rate, which yields the quoted guaranteed interest rate.

GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. To find out the current guaranteed interest rate for a guaranteed interest period you are interested in, please contact our Customer Service Center or your registered representative. The determination may be influenced by the interest rates on fixed income investments in which we may invest with the amounts we receive under the Contracts. We will invest these amounts primarily in investment-grade fixed income securities (i.e., rated by Standard & Poor's rating system to be suitable for prudent investors) although we are not obligated to invest according to any particular strategy, except as may be required by applicable law. You will have no direct or indirect interest in these investments. We will also consider other factors in determining the guaranteed interest rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate of less than 3% per year.

We may from time to time at our discretion offer interest rate specials for new premiums that are higher than the current base interest rate then offered. Renewal rates for such rate specials will be based on the base interest rate and not on the special rates initially declared.

TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Separate Account NY-B. Unless you tell us the Fixed Interest Allocations from which such transfers will be made, we will transfer amounts from your Fixed Interest Allocations starting with the guaranteed interest period nearest its maturity date, until we have honored your transfer request.

The minimum amount that you can transfer to or from any Fixed Interest Allocation is $250. If a transfer request would reduce the contract value remaining in a Fixed Interest Allocation to less than $100, we will treat such transfer request as a request to transfer the entire contract value in such Fixed Interest Allocation. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire contract value in such Fixed Interest Allocation to the Liquid Asset subaccount, and such a transfer is subject to a Market Value Adjustment.

On the maturity date of a guaranteed interest period, you may transfer amounts from the applicable Fixed Interest Allocation to the subaccount(s) and/or to new Fixed Interest Allocations with guaranteed interest periods of any length we are offering at that time. You may not, however, transfer amounts to any Fixed Interest Allocation with a guaranteed interest period that extends beyond the annuity start date.

At least 30 calendar days before a maturity date of any of your Fixed Interest Allocations, or earlier if required by state law, we will send you a notice of the guaranteed interest periods that are available. You must notify us which subaccounts or new guaranteed interest periods you have selected before the maturity date of your Fixed Interest Allocations. If we do not receive timely instructions from you, we will transfer the contract value in the maturing Fixed Interest Allocation to a new Fixed Interest Allocation with a guaranteed interest period that is the same as the expiring guaranteed interest period. If such guaranteed interest period is not available or would go beyond the annuity start date, we will transfer your contract value in the maturing Fixed Interest Allocation to the next shortest guaranteed interest period which does not go beyond the annuity start date. If no such guaranteed interest period is available,

GDVAP-109648                           21
we will transfer the contract value to a subaccount specially designated by the Company for such purpose. Currently we use the Liquid Asset subaccount for such purpose.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. Systematic withdrawals from a Fixed Interest Allocation are not permitted if such Fixed Interest Allocation is currently participating in the dollar cost averaging program. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and, in some cases, a surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

If you tell us the Fixed Interest Allocation from which your withdrawal will be made, we will assess the withdrawal against that Fixed Interest Allocation. If you do not, we will assess your withdrawal against the subaccounts in which you invested, unless the withdrawal exceeds the contract value in the subaccounts. If there is no contract value in those subaccounts, we will deduct your withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request.

MARKET VALUE ADJUSTMENT
A Market Value Adjustment may decrease, increase or have no effect on your contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.


We determine the Market Value Adjustment by multiplying the amount you withdraw, transfer or apply to an income plan by the following factor:

                                     N/365
                  ((1+I)/(1+J+.0025))      -1

Where,

     o "I" is the Index Rate for a Fixed Interest Allocation on the first day of the guaranteed interest period;

     o "J" is the Index Rate for a new Fixed Interest Allocation with a guaranteed interest period equal to the time remaining in the guaranteed interest period, at the time of calculation; and

     o "N" is the remaining number of days in the guaranteed interest period at the time of calculation.

The Index Rate is the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for a period equal to the applicable guaranteed interest period. The average is currently based on the period starting from the 22nd day of the calendar month two months prior to the month of the Index Rate determination and ending the 21st day of the calendar month immediately before the month of determination. We currently calculate the Index Rate once each calendar month but have the right to calculate it more frequently. The Index Rate will always be based on a period of at least 28 days. If the Ask Yields are no longer available, we will determine the Index Rate by using a suitable and approved, if required, replacement method.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a

GDVAP-109648                           22
positive Market Value Adjustment that increases your contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Several examples which illustrate how the Market Value Adjustment works are included in Appendix B.

--------------------------------------------------------------------------------
                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of The GCG Trust, The Galaxy VIP Fund, The PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, Inc., the Pilgrim Variable Products Trust, and the ProFunds, through Separate Account NY-B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase.

The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit. If no beneficial owner of the trust has been designated, the availability of enhanced death benefits will be based on the age of the annuitant at the time you purchase the Contract.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death

GDVAP-109648                           23
of that owner if the other joint owner
survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner. The age of the older owner will determine the applicable death benefit if Enhanced Death Benefits are available for multiple owners.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.



GDVAP-109648                           24

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Fees and Expenses" in this prospectus.

The Contracts offered by this prospectus are available only to customers of Fleet Financial Group, Inc. and its affiliates.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be processed within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.


We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccount(s) and/or Fixed Interest Allocations specified by you within 2 business days.


We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.


Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account NY-B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.


If your premium payment was transmitted by wire order from your broker-dealer, we will follow the following procedure after we receive and accept the wire order and investment instructions. The procedure we follow depends on the procedures of your broker-dealer: We reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided.


We may require that an initial premium designated for a subaccount of Separate Account NY-B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts

GDVAP-109648                           25
you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocations is the sum of premium payments allocated to the Fixed Interest Allocations under the Contract, plus contract value transferred to the Fixed Interest Allocations, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees, and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed
Interest Allocation will be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, then we deduct any surrender charge, any charge for premium taxes, the annual contract and administration fee (unless waived) and any other charges incurred but not yet deducted.



GDVAP-109648                           26

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS

Each of the 43 subaccounts of Separate Account NY-B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account NY-B invests in a corresponding portfolio of The GCG Trust, The Galaxy VIP Fund, the PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, Inc., the Pilgrim Variable Products Trust, or the ProFunds.


ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.


We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.


We also reserve the right to: (i) deregister Separate Account NY-B under the 1940 Act; (ii) operate Separate Account NY-B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account NY-B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account NY-B; and (v) combine Separate Account NY-B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See "The Fixed Interest Allocations" for more information.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same investment portfolios of the Trusts. These contracts have different charges that could effect their performance, and many offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

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OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

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                                   WITHDRAWALS
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Any time during the accumulation phase and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date.

SYSTEMATIC WITHDRAWALS
You may elect to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. You decide when you would like systematic payments to start as long as it starts at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

GDVAP-109648                           28

                                               MAXIMUM PERCENTAGE
                    FREQUENCY                  OF CONTRACT VALUE
                    Monthly                           1.25%
                    Quarterly                         3.75%
                    Annually                         15.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be systematically withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be systematically withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 15% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the systematic withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the systematic withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.


GDVAP-109648                           29

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Internal Revenue Code (the "Code") may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustment when they exceed the applicable free withdrawal amount.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.


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                        TRANSFERS AMONG YOUR INVESTMENTS
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You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date unless the transfer is made under the dollar cost averaging program.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.

GDVAP-109648                           30

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account NY-B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.


TRANSFERS BY THIRD PARTIES
As a convenience to you, we currently allow you to give third parties the right to effect transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Therefore, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. We will notify any third party whose transfers are limited or discontinued by telephone, facsimile or email according to our records, followed by a letter. These limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners.


We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Limited Maturity Bond subaccount or the Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocation serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

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We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Separate Account NY-B, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

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                              DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE During the accumulation phase, a death benefit is payable when either the annuitant (when a contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as any required paper work, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For more information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

You may choose from the following 2 death benefit choices: (1) the Standard Death Benefit Option; and (2) the Annual Ratchet Enhanced Death Benefit Option. Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the enhanced death benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the guaranteed death benefit.

     STANDARD DEATH BENEFIT. You will automatically receive the Standard Death Benefit unless you choose the Annual Ratchet Enhanced Death Benefit. The Standard Death Benefit under the Contract is the greatest of (i) your contract value; (ii) total premium payments less any withdrawals; and (iii) the cash surrender value.

     ANNUAL RATCHET ENHANCED DEATH BENEFIT. The Annual Ratchet Enhanced Death Benefit under the Contract is the greatest of (i) the contract value; (ii) total premium payments less any withdrawals; (iii) the cash surrender value; and (iv) the enhanced death benefit as calculated below.


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----------------------------------------------------------------------
                  HOW THE ENHANCED DEATH BENEFIT IS CALCULATED
                  FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT
     ----------------------------------------------------------------------

     On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit.

     On all other days, the enhanced death benefit is the amount determined below. We first take the enhanced death benefit from the preceding day (which would be the initial premium if the valuation date is the contract date) and then we add additional premiums paid since the preceding day, then we subtract any withdrawals (including any Market Value Adjustment applied to such withdrawals) since the preceding day, then we subtract any associated surrender charges. That amount becomes the new enhanced death benefit.

     ----------------------------------------------------------------------

The Annual Ratchet Enhanced Death Benefit is available only at the time you purchase your Contract and only if the contract owner or annuitant (when the contract owner is other than an individual) is less than 80 years old at the time of purchase. The Annual Ratchet Enhanced Death Benefit may not be available where a Contract is held by joint owners.

DEATH BENEFIT DURING THE INCOME PHASE
If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by First Golden will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

GDVAP-109648                           33

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

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                                CHARGES AND FEES
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We deduct the Contract charges described below to cover our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

     COMPLETE YEARS ELAPSED               0   1   2   3   4   5   6   7+
          SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                     7%  6%  5%  4%  3%  2%  1%  0%

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances

GDVAP-109648                           34
where the excess withdrawal equals the
entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix C. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time the initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct the annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract. This charge is waived if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by First Golden. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense charge depends on the death benefit you have elected. If you have elected the Standard Death Benefit, the charge, on an annual basis, is equal to 1.10% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .003030% for each day since the previous business day. If you have elected the Annual Ratchet Enhanced Death Benefit, the charge, on an annual basis, is equal to 1.25% of the assets you have in each subaccount. The charge is deducted each business day at the rate of .003446% for each day since the previous business day.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day. The charge is deducted daily from your assets in each subaccount in order to compensate First Golden for a portion of the administrative expenses under the Contract.

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TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, two portfolios deduct 12b-1 fees. For 2000, total portfolio fees and charges ranged from 0.55% to 1.86%. See "Fees and Expenses" in this Prospectus for details.

Additionally, we may receive compensation from the investment advisers, administrators, distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

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                               THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change the annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value adjusted for any applicable Market Value Adjustment on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate), the total contract value applied to purchase a Fixed Interest Allocation, and the applicable payment rate.

Our approval is needed for any option where:

     (1) The person named to receive payment is other than the contract owner or beneficiary;

     (2)  The person named is not a natural person, such as a corporation; or

     (3) Any income payment would be less than the minimum annuity income payment allowed.

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SELECTING THE ANNUITY START DATE
You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, we will continue making payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and First Golden. The amounts we will pay are determined as follows:

GDVAP-109648                           37

     (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and 3.50% for Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in the Contract.

     (2) For Option 3, no amounts are payable after both named persons have died.

     (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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                            OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account NY-B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account NY-B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account NY-B's net assets; or
(4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable tax law. You will be given advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the

GDVAP-109648                           38
refund during the free look period, we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. We may, in our discretion, require that premiums designated for investment in the subaccounts as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.

SELLING THE CONTRACT

Directed Services, Inc. is the principal underwriter and distributor of the Contract as well as for other contracts issued through Separate Account NY-B. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. Directed Services is a corporation organized under the laws of New York and is a wholly owned subsidiary of Equitable of Iowa. Directed Services is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Directed Services has the authority to enter into selling agreements with other firms. Directed Services has entered into selling agreements with broker-dealers affiliated with Fleet Financial Group, Inc. to sell the Contracts through registered representatives. Those representatives are registered with the NASD, and if applicable, also with the states in which they do business. They also are licensed as insurance agents in the states in which they do business.

We pay sales commissions to Directed Services for the sale of the Contracts. Directed Services passes through the entire amount of the sales commission to the broker-dealer whose registered representative sold the Contract. The maximum sales commission payable will be approximately 5.5% of the initial and any additional premium payment. This commission may be returned if the Contract is not continued through the first Contract Year.


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                            UNDERWRITER COMPENSATION
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   NAME OF PRINCIPAL               AMOUNT OF                      OTHER
      UNDERWRITER            COMMISSION TO BE PAID            COMPENSATION

 Directed Services, Inc.        Maximum of 5.5%           Reimbursement of any
                                of any initial              covered expenses
                                 or additional                  incurred
                               premium payments.              by registered
                                                             representatives
                                                              in connection
                                                                with the
                                                              distribution
                                                            of the Contracts.
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We may make additional cash payments to broker-dealers for marketing and educational expenses and for the reimbursement of certain expenses incurred by registered representatives in connection with the distribution of the Contracts.



GDVAP-109648                           39

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                                OTHER INFORMATION
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VOTING RIGHTS
We will vote the shares of a Trust owned by Separate Account NY-B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account NY-B which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of New York. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company and its parent, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a materially adverse impact on the Company or Separate Account NY-B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of First Golden. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of First Golden at December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and Separate Account NY-B at December 31, 2000 and for the year then ended, appearing in this prospectus or in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in this prospectus or in the SAI and in the Registration Statement, and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete

GDVAP-109648                           40
information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account NY-B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Separate Account NY-B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account NY-B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the

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agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any non-taxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.


     SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat the quarterly charges deducted for the earnings multiplier benefit rider as taxable withdrawals, which might also be subject to a tax penalty if the withdrawal occurs before you reach age 59 1/2. Although we do not believe that the charges we deduct for the earnings multiplier benefit rider or any other optional benefit or rider provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit or rider under the Contract.


     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as

GDVAP-109648                           42
follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.


     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than the owner, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.


     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

     DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code, distributions in a specified annuity form or hardship distributions. The 20%

GDVAP-109648                           43
withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchaser of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRA
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limits on the amount of the contribution and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT
THE CONTRACT INCLUDES AN ENHANCED DEATH BENEFIT THAT IN SOME CASES MAY EXCEED THE GREATER OF THE PREMIUM PAYMENTS OR THE CONTRACT VALUE. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN ANY CODE SECTION 401(A) PENSION OR PROFIT-SHARING PLAN OR CODE SECTION 403(B) TAX-SHELTERED ANNUITY. EMPLOYERS USING THE CONTRACT MAY WANT TO CONSULT THEIR TAX ADVISER REGARDING SUCH LIMITATION. FURTHER, THE IRS HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER

GDVAP-109648                           44

A DEATH BENEFIT PROVISION SUCH AS THE ENHANCED DEATH
BENEFIT PROVISION IN THE CONTRACT COMPORTS WITH IRA OR ROTH IRA QUALIFICATION REQUIREMENTS. A TAX ADVISER SHOULD BE CONSULTED.


OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

GDVAP-109648                           45

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
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SELECTED FINANCIAL DATA
The following selected financial data prepared in accordance with generally accepted accounting principles ("GAAP") for First Golden should be read in conjunction with the financial statements, and notes thereto included in this Prospectus.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a wholly owned subsidiary of ING Groep N.V. ("ING") and a Delaware corporation, acquired all of the outstanding capital stock of First Golden's ultimate parent, Equitable of Iowa Companies, pursuant to a merger agreement. For financial statement purposes, the change in control of First Golden was accounted for as a purchase effective October 25, 1997. This merger resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities at the merger date. As a result, the GAAP financial data presented below for the period after October 24, 1997, is presented on the Post-Merger new basis of accounting, while the financial statements for October 24, 1997 and prior periods are presented on the Pre-Merger historical cost basis of accounting.

                                                       SELECTED GAAP BASIS FINANCIAL DATA
                                                                 (IN THOUSANDS)

                                                                   POST-MERGER
                                        ---------------------------------------------------------------
                                                                                         For the Period
                                         For the Year    For the Year     For the Year     October 25,
                                             Ended           Ended            Ended       1997 through
                                         December 31,    December 31,     December 31,    December 31,
                                             2000            1999             1998            1997
                                        -------------   -------------    -------------    -------------
Annuity Product Charges.............      $     766        $    556        $     239        $      8
Net Income before
   Federal Income Tax ..............      $     323        $  1,446        $   1,294        $     97
Net Income..........................      $     136        $    811        $     775        $     63
Total Assets........................      $  96,458        $ 83,078        $  66,034        $ 33,927
Total Liabilities...................      $  67,081        $ 56,420        $  38,924        $  7,832
Total Stockholder's Equity..........      $  29,377        $ 26,658        $  27,110        $ 26,095

                                                  PRE-MERGER
                                        ------------------------------
                                        For the Period  For the Period
                                        January 1,1997   December 17,
                                            through      1996 through
                                          October 24,    December 31,
                                             1997            1996
                                        --------------  --------------
Annuity Product Charges.............        $   4                --
Net Income (Loss) before
   Federal Income Tax...............        $ 953          $     65
Net Income (Loss)...................        $ 666          $     42
Total Assets........................         N/A           $ 24,967
Total Liabilities...................         N/A           $     24
Total Stockholder's Equity..........         N/A           $ 24,943

The following selected financial data was prepared on the basis of statutory accounting practices ("SAP"), which have been prescribed by the Department of Insurance of the State of New York and the National Association of Insurance Commissioners. These practices differ in certain respects from GAAP. The selected financial data should be read in conjunction with the financial statements and notes thereto included in this Prospectus, which describe the differences between SAP and GAAP. See First Golden's Annual Report for more detail.

GDVAP-109648                           46

                                                               SELECTED STATUTORY FINANCIAL DATA
                                                                         (IN THOUSANDS)
                                       ----------------------------------------------------------------------------------
                                                                      For The Years Ended
                                       ----------------------------------------------------------------------------------
                                       December 31, 2000     December 31, 1999    December 31, 1998     December 31, 1997
                                       -----------------     -----------------    -----------------     -----------------
Premiums and Annuity
   Considerations...................      $       0             $      --             $   9,005             $   2,514
Net Income (Loss) before
   Federal Income Tax...............      $    (352)            $   1,629             $    (938)            $     635
Net Income (Loss)...................      $    (290)            $     790             $    (966)            $     439
Total Assets........................      $  92,086             $  80,009             $  62,469             $  32,965
Total Liabilities...................      $  65,456             $  54,927             $  38,092             $   7,541
Total Capital and Surplus...........      $  26,630             $  25,082             $  24,377             $  25,424

BUSINESS ENVIRONMENT
The current business and regulatory environment presents many challenges to the insurance industry. The variable annuity competitive environment remains intense and is dominated by a number of large highly rated insurance companies. Increasing competition from traditional insurance carriers as well as banks and mutual fund companies offers consumers many choices. However, overall demand for variable insurance products remains strong for several reasons including: a growing U.S. economy, low levels of inflation, and moderate interest rate levels; an aging U. S. population that is increasingly concerned about retirement, estate planning, and maintaining their standard of living in retirement; and potential reductions in government and employer-provided benefits at retirement, as well as lower public confidence in the adequacy of those benefits.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF RESULTS OF OPERATIONS
The purpose of this section is to discuss and analyze First Golden's results of operations. In addition, some analysis and information regarding First Golden's financial condition and liquidity and capital resources is provided. This analysis should be read jointly with the financial statements, related notes, and the Cautionary Statement Regarding Forward-Looking Statements, which appear elsewhere in this report.

                              RESULTS OF OPERATIONS

PREMIUMS. The Company reported variable annuity premiums of $17.0 million for the year ended December 31, 2000 and $11.7 million for the year ended December 31, 1999. This increase relates to the increased sales of the Company's products in 2000.

For the Company's variable contracts, premiums collected are not reported as revenues, but as deposits to insurance liabilities. Revenues for these products are recognized over time in the form of investment spread and product charges.

Premiums, net of reinsurance, for variable products from two significant broker/dealers, each having at least ten percent of total sales, for the year ended December 31, 2000 totaled $13.5 million, or 79.2% of premiums compared to $10.6 million, or 90.6% from three significant broker/dealers for the year ended December 31, 1999.

REVENUES. Product charges from variable annuities totaled $766,000 in 2000 and $556,000 in 1999. This increase is due to higher account balances associated with the Company's separate account options. Net investment income was $2.0 million for the year ended December 31, 2000. This was a decrease of 5.8% compared to net investment income of $2.1 million for the year ended December 31, 1999 due to a shift towards short-term investments. The Company recognized realized losses of $689,000 during 2000 compared to realized losses of $166,000 during 1999 from the sales of investments.

GDVAP-109648                            47

EXPENSES. The Company reported total insurance benefits and expenses of $1.8 million for the year ended December 31, 2000 and $1.2 million for the year ended December 31, 1999. Insurance benefits and expenses consist of interest credited to account balances, benefit claims incurred in excess of account balances, commissions, general expenses, insurance taxes, state licenses, and fees, amortization of deferred policy acquisition expenses, goodwill, and value of purchased insurance in force, net of deferred policy acquisition costs. Interest credited to account balances was $401,000 and $590,000 for the years ended December 31, 2000 and December 31, 1999, respectively. This decrease is primarily due to lower average account balances associated with the Company's fixed account option within the variable product caused by reallocations to the separate account.

Commissions, general expenses, and insurance taxes, state licenses, and fees were $1.1 million, $1.2 million, and $70,000, respectively, for the year ended December 31, 2000. For the year ended December 31, 1999, commissions, general expenses, and insurance taxes, state licenses, and fees were $697,000, $362,000 and $62,000, respectively. Costs incurred as the result of sales have been deferred, thus having very little impact on current earnings. General expenses increased in the year ended December 31, 2000 due to an increase in the volume of business as well as an increase in expense allocations.

The Company's deferred policy acquisition costs ("DPAC") was eliminated and an asset of $132,000 representing value of purchased insurance in force ("VPIF") was established for policies in force at the merger date. The Company deferred $1.3 million of expenses associated with the sale of variable annuity contracts for the year ended December 31, 2000. Expenses of $879,000 were deferred for the year ended December 31, 1999. These acquisition costs are amortized in proportion to the expected gross profits. Amortization of DPAC was $322,000 and $201,000 for the years ended December 31, 2000 and 1999, respectively. The amortization of VPIF was $(4,000) for the year ended December 31, 2000 and $35,000 for the year ended December 31, 1999. During 2000 and 1999, VPIF was adjusted for the effect of realized losses by $22,000 and $0, respectively. During 2000 and 1999, VPIF was adjusted to increase amortization by $4,000 and $3,000, respectively, to reflect changes in the assumptions related to the timing of future gross profits. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 2000 is $11,000 in 2001, $10,000 in 2002, $9,000 in 2003, $7,000 in 2004, and $5,000 in 2005.
Actual amortization may vary based upon changes in assumptions and experience.

INCOME. Net income for the year ended December 31, 2000 was $136,000. This was a decrease of $675,000 from net income of $811,000 for the year ended December 31, 1999. Comprehensive gain for 2000 was $606,000, compared to a loss of $452,000 for 1999.

                               FINANCIAL CONDITION

RATINGS. Currently, the Company's ratings are A+ by A.M. Best Company, AA+ by Fitch IBCA, Duff & Phelps Credit Rating Company, and AA+ by Standard & Poor's Rating Services ("Standard & Poor's").

INVESTMENTS. First Golden's assets are invested in accordance with applicable laws. These laws govern the nature and the quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits subject to certain qualifications, in federal, state, and municipal obligations, corporate bonds, preferred or common stocks, real estate mortgages, real estate, and certain other investments.

First Golden purchases investments in accordance with investment guidelines that take into account investment quality, liquidity, and diversification and invests primarily in investment grade securities. All of First Golden's assets except for variable separate account assets are available to meet its obligations under the contracts.

All of the Company's investments are carried at fair value in the Company's financial statements. The decrease in the carrying value of the Company's investment portfolio was due to changes in unrealized depreciation of fixed maturities. The Company manages the growth of insurance operations in order to maintain adequate capital ratios.

GDVAP-109648                           48

Fixed Maturities: At December 31, 2000, the Company had fixed maturities with an amortized cost of $25.8 million and an estimated fair value of $25.2 million. The Company classifies 100% of its securities as available for sale. Net unrealized depreciation on fixed maturities of $566,000 was comprised of gross appreciation of $308,000 and gross depreciation $874,000. At December 31, 1999, net unrealized investment gains on fixed maturities designated as available for sale totaled $1.1 million.

The individual securities in the Company's fixed maturities portfolio (at amortized cost) include investment grade securities, which include securities issued by the U. S. government, its agencies, and corporations that are rated at least A- by Standard & Poor's ($13.4 million or 51.9%), that are rated BBB+ to BBB- by Standard & Poor's ($4.6 million or 17.8%), and below investment grade securities which are securities issued by corporations that are rated BB+ to BB-by Standard & Poor's ($2.0 million or 7.8%). Securities not rated by Standard & Poor's had a National Association of Insurance Commissioners ("NAIC") rating of 1 ($5.8 million or 22.5%).

Fixed maturities rated BBB+ to BBB- may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than is the case with higher rated fixed maturities.

The Company estimates the fair value of its below investment grade portfolio was $1.5 million, or 73.7% of the amortized cost value, at December 31, 2000. The Company intends to purchase additional below investment grade securities, but it does not expect the percentage of its portfolio invested in such securities to exceed 10% of its investment portfolio. At December 31, 2000, the yield at amortized cost on the Company's below investment grade portfolio was 7.3% compared to 6.7% for the Company's investment grade corporate bond portfolio.

Below investment grade securities have different characteristics than investment grade corporate debt securities. Risk of loss upon default by the borrower is significantly greater with respect to below investment grade securities than with other corporate debt securities. Below investment grade securities are generally unsecured and are often subordinated to other creditors of the issuer. Also, issuers of below investment grade securities usually have higher levels of debt and are more sensitive to adverse economic conditions, such as a recession or increasing interest rates, than are issuers of investment grade securities. The Company attempts to reduce the overall risk in its below investment grade portfolio, as in all of its investments, through careful credit analysis, strict investment policy guidelines, and diversification by company and by industry.

The Company analyzes its investment portfolio, including below investment grade securities, at least quarterly in order to determine if the Company's ability to realize the carrying value on any investment has been impaired. For debt securities, if impairment in value is determined to be other than temporary (i.e., if it is probable the Company will be unable to collect all amounts due according to the contractual terms of the security), the cost basis of the impaired security is written down to fair value, which becomes the new cost basis. The amount of the write-down is included in earnings as a realized loss. Future events may occur, or additional or updated information may be received, which may necessitate future write-downs of securities in the Company's portfolio. Significant write-downs in the carrying value of investments could materially adversely affect the Company's net income in future periods.

During the year ended December 31, 2000, the amortized cost basis of the Company's fixed maturities portfolio was reduced by $10.5 million as a result of sales, maturities, and scheduled principal repayments. In total, net pre-tax losses from sales, calls, and scheduled principal repayments of fixed maturities amounted to $689,000 in 2000.

At December 31, 2000, no fixed maturities were deemed to have impairments in value that are other than temporary. At December 31, 2000, the Company had no investments in default. The Company's fixed maturities portfolio had a combined yield at amortized cost of 6.5% at December 31, 2000.

OTHER ASSETS. DPAC represents certain deferred costs of acquiring new insurance business, principally first year commissions and interest bonuses and other expenses related to the production of new business after the merger. Any expenses which vary directly with the sales of the Company's products are deferred and amortized. The Company's DPAC was eliminated as of the merger date and an asset of $132,000

GDVAP-109648                           49
representing VPIF was established for all policies in force at the merger date. VPIF is amortized into income in proportion to the expected gross profits of in force acquired in a manner similar to DPAC amortization. At December 31, 2000, the Company had VPIF and DPAC balances of $113,000 and $4.2 million, respectively.

Due from affiliates decreased by $471,000 to $68,000 due mainly to a decrease in receivables from Golden American and Directed Services, Inc. ("DSI") during the year ended December 31, 2000.

Accrued investment income decreased $51,000 to $392,000 as of December 31, 2000 from $443,000 at December 31, 1999. The change in accrued investment income resulted from a shift towards short-term investments.

Goodwill totaling $96,000, representing the excess of the acquisition cost over the fair value of net assets acquired, was established at the merger date. Accumulated amortization of goodwill as of December 31, 2000 was approximately $7,000.

At December 31, 2000, the Company had $57.7 million of separate account assets compared to $47.2 million at December 31, 1999. The increase in separate account assets resulted from the growth in sales of the Company's variable products, net of redemptions, and from net policyholder transfers to the separate account options from the fixed account options within the variable products. The increase is partially offset by negative equity market returns.

At December 31, 2000, the Company had total assets of $96.5 million, an increase of 16.1% over total assets at December 31, 1999.

LIABILITIES. Future policy benefits decreased $518,000 during 2000 to $7.1 million, due to net reallocations to the Company's separate account from the Company's fixed accounts. Policy reserves represent the premiums received plus accumulated interest less administration charges. At December 31, 2000, the Company had $57.7 million of separate account liabilities. This is an increase of 22.2% over separate account liabilities as of December 31, 1999, and is primarily related to the growth in sales of the Company's variable products, net of redemptions, and from net policyholder transfers to the separate account options from the fixed account options within the variable products. The increase is partially offset by negative equity market returns.

Due to affiliates increased by $955,000 to $987,000. This was mainly due to a payable to Golden American who paid taxes of $500,000 on behalf of First Golden.

Other liabilities increased $160,000 during 2000. The increase results primarily due to an increase in outstanding checks and accounts payable.

The Company's total liabilities increased $10.7 million, or 18.9%, during 2000 and totaled $67.1 million at December 31, 2000. The increase is primarily the result of an increase in separate account liabilities.

The effects of inflation and changing prices on the Company's financial position are not material since insurance assets and liabilities are both primarily monetary and remain in balance. An effect of inflation, which has been low in recent years, is a decline in stockholder's equity when monetary assets exceed monetary liabilities.

                         LIQUIDITY AND CAPITAL RESOURCES

Liquidity is the ability of the Company to generate sufficient cash flows to meet the cash requirements of its operating, investing, and financing activities. The Company's principal sources of cash are variable annuity premiums and product charges, investment income, and maturing investments. Primary uses of these funds are payments of commissions and operating expenses, investment purchases, as well as withdrawals and surrenders.

Net cash provided by operating activities was $1.6 million in 2000 compared to net cash provided by operations of $892,000 in 1999. The increase in operating cash flow results primarily from an increase in the amounts payable to affiliates.

GDVAP-109648                           50

Net cash used in investing activities was $2.1 million during 2000 as compared to $1.9 million net cash provided by investing activities in 1999. This change is primarily due to net purchases of short-term investments of $4.8 million in 2000 versus net sales of $922,000 in 1999. Net sales of fixed maturities increased from $1.0 million in 1999 to $2.7 million in 2000.

Net cash provided by financing activities was $1.1 million during 2000 as compared to net cash used in financing activities of $3.7 million during the prior year. In 2000, net cash used in financing activities was impacted by net fixed account deposits of $2.5 million compared to $780,000 in 1999. The change in financing cash flow was also impacted by net reallocations to the Company's separate account, which decreased to $3.4 million from $4.6 million during the prior year.

The Company's liquidity position is managed by maintaining adequate levels of liquid assets, such as cash or cash equivalents and short-term investments. Additional sources of liquidity include borrowing facilities to meet short-term cash requirements. The Company has a $10.0 million revolving note facility with SunTrust Bank, Atlanta, which expires on July 30, 2001. Management believes these sources of liquidity are adequate to meet the Company's short-term cash obligations.

First Golden believes it will be able to fund the capital required for projected new business primarily with existing capital and future capital contributions from its Parent. First Golden expects to continue to receive capital contributions from Golden American, if necessary. It is ING's policy to ensure adequate capital and surplus is provided for the Company and, if necessary, additional funds will be contributed.

The Golden American Board of Directors has agreed by resolution to provide funds as needed for the Company to maintain policyholders' surplus that meets or exceeds the greater of: (1) the minimum capital adequacy standards to maintain a level of capitalization necessary to meet A.M. Best Company's guidelines for a rating one level less than the one originally given to First Golden or (2) the New York State Insurance Department risk-based capital minimum requirements as determined in accordance with New York statutory accounting principles. In February 2000, Golden American provided a cash capital contribution of $2.1 million to First Golden. No funds were transferred from Golden American in 1999.

First Golden's principal office is located in New York, New York, where certain of the Company's records are maintained. The 2,568 square feet of office space is leased through 2001.

First Golden is required to maintain a minimum capital and surplus of not less than $6 million under the provisions of the insurance laws of the State of New York.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to the Company within thirty days after the filing. The management of First Golden does not anticipate paying dividends to its Parent during 2001.

The NAIC's risk-based capital requirements require insurance companies to calculate and report information under a risk-based capital formula. These requirements are intended to allow insurance regulators to monitor the capitalization of insurance companies based upon the type and mixture of risks inherent in a company's operations. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. The Company has complied with the NAIC's risk-based capital reporting requirements. Amounts reported indicate the Company has total adjusted capital well above all required capital levels.

Vulnerability from Concentrations: First Golden's operations consist of one business segment, the sale of variable annuity products. First Golden is not dependent upon any single customer, however, two broker/dealers accounted for a significant portion of its sales volume in 2000 and three broker/dealers in 1999. All premiums are generated from consumers and corporations in the states of New York and Delaware.

Reinsurance: At December 31, 2000, First Golden had two reinsurance treaties with two unaffiliated reinsurers covering a significant portion of the mortality risks and minimum death benefits under its

GDVAP-109648                           51
variable contracts. First Golden remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On December 29, 2000, First Golden entered a reinsurance treaty with London Life Reinsurance Company of Pennsylvania, an unaffiliated reinsurer, covering the minimum death benefit guarantees of First Golden's variable annuities issued on or after January 1, 2000.

                         MARKET RISK AND RISK MANAGEMENT

Asset/liability management is integrated into many aspects of the Company's operations, including investment decisions, product development, and crediting rates determination. As part of its risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables include contractowner behavior and the variable separate account's performance.

Contractowners bear the majority of the investment risks related to the variable annuity products. Therefore, the risks associated with the investments supporting the variable separate account are assumed by contractowners, not by the Company (subject to, among other things, certain minimum guarantees). The Company's products also provide certain minimum death benefits that depend on the performance of the variable separate account. Currently the majority of death benefit risks are reinsured, which protects the Company from adverse mortality experience and prolonged capital market decline.

A surrender, partial withdrawal, transfer, or annuitization made prior to the end of a guarantee period from the fixed account may be subject to a market value adjustment. As the liabilities in the fixed account are subject to market value adjustment, the Company does not face a material amount of market risk volatility. The fixed account liabilities are supported by a portfolio principally composed of fixed rate investments that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available for sale. This enables the Company to respond to changes in market interest rates, changes in prepayment risk, changes in relative values of asset sectors and individual securities and loans, changes in credit quality outlook, and other relevant factors. The objective of portfolio management is to maximize returns, taking into account interest rate and credit risks, as well as other risks. The Company's asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change.

On the basis of these analyses, management believes there is no material solvency risk to the Company. With respect to a 10% drop in equity values from year end 2000 levels, variable separate account funds, which represent 89% of the in force, pass the risk in underlying fund performance to the contractowner (except for certain minimum guarantees). With respect to interest rate movements up or down 100 basis points from year end 2000 levels, the remaining 11% of the in force are fixed account funds and almost all of these have market value adjustments which provide significant protection against changes in interest rates.

            CAUTIONARY STATEMENT REGARDING FORWARD-LOOKING STATEMENTS

Any forward-looking statements contained herein or in any other oral or written statement by the Company or any of its officers, directors, or employees is qualified by the fact that actual results of the Company may differ materially from such statement, among other risks and uncertainties inherent in the Company's business, due to the following important factors:

     1. Prevailing interest rate levels and stock market performance, which may affect the ability of the Company to sell its products, the market value and liquidity of the Company's investments, fee revenue, and the lapse rate of the Company's policies, notwithstanding product design features intended to enhance persistency of the Company's products.

     2. Changes in the federal income tax laws and regulations, which may affect the tax status of the Company's products.

     3. Changes in the regulation of financial services, including bank sales and underwriting of insurance products, which may affect the competitive environment for the Company's products.

GDVAP-109648                           52

     4.   Increasing competition in the sale of the Company's products.

     5. Other factors that could affect the performance of the Company, including, but not limited to, market conduct claims, litigation, insurance industry insolvencies, availability of competitive reinsurance on new business, investment performance of the underlying portfolios of the variable products, variable product design, and sales volume by significant sellers of the Company's variable products.

OTHER INFORMATION

CERTAIN AGREEMENTS. On November 8, 1996, First Golden and Golden American entered into an administrative service agreement pursuant to which Golden American agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to First Golden. Expenses incurred by Golden American in relation to this service agreement will be reimbursed by First Golden on an allocated cost basis. First Golden entered into a similar agreement with another affiliate, Equitable Life Insurance Company of Iowa ("Equitable Life"), for additional services. For the years ended December 31, 2000, 1999 and 1998, First Golden incurred expenses of $412,000, $137,000 and $248,000, respectively, under the agreement with Golden American and $340,000, $142,000 and $165,000, respectively, under the agreement with Equitable Life.

Effective January 1, 1998 the Company entered into an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, under which ING IM provides asset management and accounting services. For the years ended December 31, 2000, 1999 and 1998, the Company incurred expenses of $81,000, $73,000 and $56,000, respectively.

First Golden has an agreement with Golden American and DSI pursuant to which First Golden has agreed to provide Golden American and DSI certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. First Golden charges Golden American and DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by First Golden's employees on behalf of Golden American and DSI. For the years ended December 31, 2000, 1999 and 1998, charges to Golden American for these services were $225,000, $269,000 and 210,000, respectively, and charges to DSI for these services were $223,000, $387,000 and $75,000, respectively.

The Company provides resources and services to Security Life of Denver Insurance Company ("Security Life"), an affiliate, and Southland Life Insurance Company ("Southland"), another affiliate. For the years ended December 31, 2000 and 1999, charges for these services were $161,000 and $149,000, respectively to Security Life and $71,000 and $63,000, respectively to Southland.

DISTRIBUTION AGREEMENT. First Golden has entered into agreements with DSI to perform services related to the distribution of its products. DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by First Golden. For the years ended December 31, 2000, 1999 and 1998, commissions paid by First Golden to DSI were $1,115,000, $697,000 and $1,754,000, respectively.

EMPLOYEES. During 1996, Golden American provided the support necessary for the incorporation and licensing of First Golden. During 1999 and 1998, First Golden had few direct employees due to its small size and will continue to receive support pursuant to various management services from DSI, Golden American and other affiliates as described above under "Certain Agreements." The cost of these services are allocated to First Golden.

Certain officers of First Golden are also officers of Golden American and DSI, and certain officers of First Golden are also officers of EIC, and/or Equitable Life Insurance Company of Iowa. See "Directors and Executive Officers."

PROPERTIES. First Golden's principal office is located at 230 Park Avenue, Suite 966, New York, New York 10169, where certain of the Company's records are maintained. The 2,568 square feet of office space is leased for a 5 year term which ends in the year 2001.

GDVAP-109648                           53

DIRECTORS AND EXECUTIVE OFFICERS

NAME (AGE)                        POSITION(S) WITH THE COMPANY
-------------------------         ---------------------------------------------
Barnett Chernow (50)              Director, Chairman and President
Myles R. Tashman (58)             Director, Executive Vice President, General
                                       Counsel and Secretary
James R. McInnis (53)             Executive Vice President
E. Robert Koster (42)             Senior V.P. and Chief Financial Officer
Carol V. Coleman (51)             Director
Michael W. Cunningham (52)        Director
Stephen J. Friedman (63)          Director
Bernard Levitt (75)               Director
Roger A. Martin (69)              Director
Andrew Kalinowski (56)            Director
Phillip R. Lowery (48)            Director
Mark A. Tullis (45)               Director
David L. Jacobson (51)            Senior Vice President and Assistant Secretary
Stephen J. Preston (43)           Executive Vice President and Chief Actuary
Mary B. Wilkinson (44)            Senior Vice President and Treasurer
Marilyn Talman (54)               Vice President, Associate General Counsel
                                     and Assistant Secretary

Each director is elected to serve for one year or until the next annual meeting of shareholders or until his or her successor is elected. Some directors and/or officers are directors and/or officers of First Golden's insurance company affiliates. The principal positions of First Golden's directors and senior executive officers for the past five years are listed below:

Mr. Barnett Chernow became President of First Golden in April 1998. Mr. Chernow served as President of Golden American from April, 1998 to March, 2001. From 1996 to 1998, Mr. Chernow served as Executive Vice President of First Golden. From 1993 to 1998, Mr. Chernow also served as Executive Vice President of Golden American. He was elected to serve as a director of First Golden in June, 1996 and Golden American in April, 1998.

Mr. Myles R. Tashman is Executive Vice President, General Counsel, Secretary and Director of First Golden. Since December, 1995, Mr. Tashman has also served as Executive Vice President of Golden American, and from January, 1998 to March, 2001, he has served as a director of Golden American. He was elected to serve as a director of First Golden in June, 1996.

Mr. James R. McInnis is Executive Vice President of First Golden since December, 1997. From 1982 through November, 1997, he was with the Endeavor Group and held several offices, including President at the time of his departure.

Mr. E. Robert Koster was elected Senior Vice President and Chief Financial Officer of First Golden and Golden American in September 1998. From August, 1984 to September, 1998 he has held various positions with ING companies in The Netherlands.

Ms. Carol V. Coleman is a Director of First Golden, having been first appointed in December, 1997. She has been a financial recruiter with Vantage Staffing since 1994.

Mr. Michael W. Cunningham became a Director of First Golden and Golden American in April, 1999. Also, he has served as a Director of Life of Georgia and Security Life of Denver since 1995. Currently, he serves as Executive Vice President and Chief Financial Officer of ING North America Insurance Corporation, and has worked for them since 1991.

Mr. Stephen J. Friedman is a Director of First Golden, having been first appointed in June, 1996. Mr. Friedman is a partner of the law firm of Debevoise & Plimpton in New York, NY since 1993.

GDVAP-109648                           54

Mr. Bernard Levitt is a Director of First Golden, having been first appointed in June, 1996. Until his retirement in 1990, Mr. Levitt was a life insurance consultant with American Life Insurance Company of New York, since 1989.

Mr. Roger A. Martin is a Director of First Golden, having been first appointed in June, 1996. From 1984 until his retirement in July, 1995, Mr. Martin was a Vice President with Bear Sterns.

Mr. Andrew Kalinowski is a Director of First Golden, having been first appointed in June, 1996. Mr. Kalinowski has been a Principal and the President of Upstate Special Risk Services, Incorporated since 1974. He also has been a Principal, the Chief Marketing Officer and Vice President of LifeMark Securities Corporation since 1983, a Principal, Vice President and Secretary of LifeMark Associates, Incorporated since 1993, and a Principal and Director of LIFE Incorporated.

Mr. Phillip R. Lowery became a Director of First Golden in December 1999 and Golden American in April 1999. He has served as Executive Vice President and Chief Actuary for ING Americas Region since 1990.

Mr. Mark A. Tullis became a Director of First Golden and Golden American in December 1999. He has served as Executive Vice President, Strategy and Operations for ING Americas Region since September, 1999. From June, 1994 to August, 1999, he was with Pimerica, serving as Executive Vice President at the time of his departure.

Mr. David L. Jacobson was elected Senior Vice President and Assistant Secretary of First Golden in June, 1996. Since November, 1993, Mr. Jacobson has also served as Senior Vice President and Assistant Secretary of Golden American. Since September, 1996, Mr. Jacobson has also served as Assistant Secretary of Equitable Life Insurance Company of Iowa.

Mr. Stephen J. Preston joined Golden American in December, 1993 as Senior Vice President, Chief Actuary and Controller. He became an Executive Vice President and Chief Actuary in June, 1998. He was elected Senior Vice President and Chief Actuary of First Golden in June, 1996 and elected Executive Vice President in June, 1998.

Ms. Mary Bea Wilkinson was elected Senior Vice President and Treasurer of First Golden in June 1996. From November, 1993 through 1996, Ms. Wilkinson served as Senior Vice President, Assistant Secretary and Treasurer of Golden American.

Ms. Marilyn Talman was elected Vice President, Associate General Counsel and Assistant Secretary of First Golden in June, 1996. Since April, 1996, Ms. Talman has also served as Vice President, Associate General Counsel and Assistant Secretary for Golden American. Since September, 1996, Ms. Talman has also served as Assistant Secretary of Equitable Life Insurance Company of Iowa. From March, 1992 through March, 1996, she held various positions with Rodney Square Management Corp. and was Vice President and General Counsel upon leaving.

COMPENSATION TABLE AND OTHER INFORMATION
The following sets forth information with respect to the Chief Executive Officer of First Golden as well as the annual salary and bonus for the next five highly compensated executive officers for the fiscal years ended December 31, 2000. Certain executive officers of First Golden are also officers of Golden American and DSI. The salaries of such individuals are allocated among First Golden, Golden American and DSI pursuant to an arrangement among these companies.

GDVAP-109648                           55

EXECUTIVE COMPENSATION TABLE
The following table sets forth information with respect to the annual salary and bonus for First Golden's Chief Executive Officer, the four other most highly compensated executive officers and the two most highly compensated former executive officers for the fiscal year ended December 31, 2000.

                                                                                  LONG-TERM
                                           ANNUAL COMPENSATION                   COMPENSATION
                                           -------------------            ---------------------------
                                                                          RESTRICTED       SECURITIES
NAME AND                                                                 STOCK AWARDS      UNDERLYING           ALL OTHER
PRINCIPAL POSITION           YEAR         SALARY          BONUS(1)         OPTIONS          OPTIONS          COMPENSATION(2)
------------------           ----         ------          --------         -------          -------          ---------------
Barnett Chernow..........    2000      $   409,447     $    638,326                          10,200             $  26,887
President                    1999      $   300,009     $    698,380                           6,950             $  20,464
                             1998      $   284,171     $    105,375         8,000

James R. McInnis.........    2000      $   337,543     $  1,210,898                           5,200             $  19,487
Executive Vice               1999      $   250,007     $    955,646                           5,550             $  15,663
President                    1998      $   250,004     $    626,245         2,000

Stephen J. Preston.......    2000      $   230,170     $    426,994                           5,000              $ 14,713
Executive Vice               1999      $   198,964     $    235,002                           2,050              $ 12,564
President and Chief          1998      $   173.870     $     32,152         3,500
Actuary

Myles R. Tashman.........    2000      $   214,114     $    266,375                           2,700              $ 15,410
Executive Vice               1999      $   199,172     $    293,831                           1,800              $ 14,598
President, General           1998      $   189,337     $     54,425         3,500
Counsel and Secretary

Mary Bea Wilkinson.......    2000      $   179,355     $    173,644                             366              $ 13,003
Senior Vice                  1999      $   158,088     $    191,968                           1,425              $ 11,736
President                    1998      $   110,484     $     30,747

--------------------
1    The amount shown relates to bonuses paid in 2000, 1999 and 1998.

2 Other compensation for 2000 and 1999 includes a business allowance for each named executive which is requi red to be applied to specific business expenses of the named executive.

GDVAP-109648                           56

OPTION GRANTS IN LAST FISCAL YEAR
                                                                                       POTENTIAL
                                                                                  REALIZABLE VALUE AT
                                      % OF TOTAL                                     ASSUMED ANNUAL
                          NUMBER OF     OPTIONS                                     RATES OF STOCK
                         SECURITIES   GRANTED TO                                  PRICE APPRECIATION
                         UNDERLYING   EMPLOYEES     EXERCISE                       FOR OPTION TERM(3)
                          OPTIONS     IN FISCAL     OR BASE      EXPIRATION    ------------------------
NAME                     GRANTED(1)      YEAR       PRICE(2)        DATE            5%           10%
                         ----------   ----------   ----------    ----------    ----------    ----------
Barnett Chernow .....     10,200         0.85%      $  54.56    04/03/2010     $  348,987    $  886,937
James R. McInnis ....      5,200         0.43%      $  54.56    04/03/2010     $  178,425    $  452,164
Stephen J. Preston...      5,000         0.42%      $  54.56    04/03/2010     $  171,562    $  434,773
Myles R. Tashman ....      2,700         0.23%      $  54.56    04/03/2010     $   92,644    $  234,777
Mary Bea Wilkinson...      2,500         0.21%      $  54.56    04/03/2010     $   85,781    $  217,386

--------------------
1 Stock appreciation rights granted in 2000 to the officers of First Golden have a three-year vesting period and an expiration date as shown.

2 The base price was equal to the fair market value of ING's stock on the date of grant.

3 Total dollar gains based on indicated rates of appreciation of share price over the total term of the rights.
--------------------------------------------------------------------------------

GDVAP-109648                           57

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Stockholder
First Golden American Life Insurance Company of New York

We have audited the accompanying balance sheets of First Golden American Life Insurance Company of New York as of December 31, 2000 and 1999, and the related statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Golden American Life Insurance Company of New York at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernest & Young LLP

Atlanta, Georgia
March 12, 2001

GDVAP-109648                           58

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                  (Dollars in thousands, except per share data)

                                                              December 31,    December 31,
                                                                  2000            1999
                                                              ------------    ------------
ASSETS
Investments:
   Fixed maturities, available for sale, at fair value
     (cost: 2000 - $25,770; 1999 - $29,178) ..............    $     25,204    $     28,095
   Short-term investments ................................           7,114           2,309
Total investments ........................................          32,318          30,404
Cash and cash equivalents ................................           1,541           1,026
Due from affiliates ......................................              68             539
Accrued investment income ................................             392             443
Deferred policy acquisition costs ........................           4,170           3,198
Value of purchased insurance in force ....................             113             102
Property and equipment, less allowances for
   depreciation of $36 in 2000 and $31 in 1999 ...........              30              41
Goodwill, less accumulated amortization of
   $7 in 2000 and $5 in 1999 .............................              89              91
Current income taxes recoverable .........................              17              --
Other assets .............................................              17              19
Separate account assets ..................................          57,703          47,215
                                                              ------------    ------------
Total assets .............................................    $     96,458    $     83,078
                                                              ============    ============

                             See accompanying notes.

GDVAP-109648                           59

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          BALANCE SHEETS - (CONTINUED)
                  (Dollars in thousands, except per share data)

                                                              December 31,    December 31,
                                                                  2000            1999
                                                              ------------    ------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Policy liabilities and accruals:
   Future policy benefits:
   Annuity products ......................................    $      7,065    $      7,583
Current income taxes payable .............................              --             557
Deferred income tax liability ............................             843             610
Revolving note payable ...................................              --             100
Due to affiliates ........................................             987              32
Other liabilities ........................................             483             323
Separate account liabilities .............................          57,703          47,215
                                                              ------------    ------------
                                                                    67,081          56,420

Commitments and contingencies

Stockholder's equity:
   Preferred stock, par value $5,000 per share,
     authorized 6,000 shares..............................              --              --
   Common stock, par value $10 per share, authorized,
     issued, and outstanding 200,000 shares...............           2,000           2,000
   Additional paid-in capital.............................          26,049          23,936
   Accumulated other comprehensive loss...................            (457)           (927)
   Retained earnings......................................           1,785           1,649
                                                              ------------    ------------
Total stockholder's equity................................          29,377          26,658
                                                              ------------    ------------
Total liabilities and stockholder's equity................    $     96,458    $     83,078
                                                              ============    ============

                             See accompanying notes.

GDVAP-109648                           60

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF OPERATIONS
                             (Dollars in thousands)

Year Ended December 31                                 2000         1999         1998
                                                     --------     --------     --------
REVENUES:
   Annuity product charges ......................    $    766     $    556     $    239
   Net investment income ........................       2,022        2,147        1,844
   Realized gains (losses) on investments .......        (689)        (166)          24
   Other income .................................          29           63           --
                                                     --------     --------     --------
                                                        2,128        2,600        2,107

Insurance benefits and expenses:
   Annuity benefits:
     Interest credited to account balances ......         401          590          376
     Benefit claims incurred in excess of account
       balances .................................           4           72           --
Underwriting, acquisition and insurance expenses:
   Commissions ..................................       1,115          697        1,754
   General expenses .............................       1,244          362          834
   Insurance taxes, state licenses, and fees ....          70           62           27
   Policy acquisition costs deferred ............      (1,349)        (879)      (2,264)
   Amortization:
     Deferred policy acquisition costs ..........         322          201           76
     Value of purchased insurance in force ......          (4)          35            8
     Goodwill ...................................           2            2            2
                                                     --------     --------     --------
                                                        1,805        1,142          813

Interest expense ................................          --           12           --
                                                     --------     --------     --------

                                                        1,805        1,154          813
                                                     --------     --------     --------
Income before income taxes ......................         323        1,446        1,294

Income taxes ....................................         187          635          519
                                                     --------     --------     --------

Net income ......................................    $    136     $    811     $    775
                                                     ========     ========     ========

                             See accompanying notes.

GDVAP-109648                           61

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                  STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (Dollars in thousands)

                                                      Additional      Accumulated Other                         Total
                                      Common            Paid-in         Comprehensive       Retained        Stockholder's
                                       Stock            Capital          Income (Loss)      Earnings            Equity
                                  ----------------------------------------------------------------------------------------
Balance at January1, 1998 ....    $        2,000     $       23,936    $           96     $           63    $       26,095
Comprehensive income:
   Net income ................                --                 --                --                775               775
   Change in net unrealized
     investment gains (losses)                --                 --               240                 --               240
                                                                                                            --------------
Comprehensive income .........                                                                                       1,015
                                  --------------     --------------    --------------     --------------    --------------
Balance at December 31, 1998 .             2,000             23,936               336                838            27,110
Comprehensive income:
   Net income ................                --                 --                --                811               811
   Change in net unrealized
     investment gains (losses)                --                 --            (1,263)                --            (1,263)
                                                                                                            --------------
Comprehensive loss ...........                                                                                        (452)
                                  --------------     --------------    --------------     --------------    --------------
Balance at December 31, 1999 .             2,000             23,936              (927)             1,649            26,658
Comprehensive income:
   Net income ................                --                 --                --                136               136
   Change in net unrealized
     investment gains (losses)                --                 --               470                 --               470
                                                                                                            --------------
Comprehensive income .........                                                                                         606
   Contribution of capital ...                --              2,113                --                 --             2,113
                                  --------------     --------------    --------------     --------------    --------------
Balance at December 31, 2000 .    $        2,000     $       26,049    $         (457)    $        1,785    $       29,377
                                  ==============     ==============    ==============     ==============    ==============

                             See accompanying notes.

GDVAP-109648                           62

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS
                             (Dollars in thousands)

Year Ended December 31                                 2000         1999         1998
                                                     --------     --------     --------
OPERATING ACTIVITIES
Net income ......................................    $    136     $    811     $    775
Adjustments to reconcile net cash provided by
     (used in) operations:
   Adjustments related to annuity products:
     Interest credited to account balances ......         401          590          376
     Charges for mortality and administration ...          (2)         (11)         (11)
   Decrease (increase) in accrued investment
     income .....................................          51          (29)         (38)
   Policy acquisition costs deferred ............      (1,349)        (879)      (2,264)
   Amortization of deferred policy acquisition costs      322          201           76
   Amortization of value of purchased insurance
     in force ...................................          (4)          35            8
   Change in other assets, due to/from affiliates,
     other liabilities, and accrued income taxes        1,063          (32)         248
   Provision for depreciation and amortization ..          21           90           82
   Provision for deferred income taxes ..........         233          (50)         465
   Realized gains (losses) on investments .......         689          166          (24)
                                                     --------     --------     --------
Net cash provided by (used in) operating activities     1,561          892         (307)

INVESTING ACTIVITIES
Sale, maturity, or repayment of investments:
   Fixed maturities - available for sale ........       9,852       10,849        1,644
   Short-term investments - net .................          --          922           --
                                                     --------     --------     --------
                                                        9,852       11,771        1,644

Acquisition of investments:
   Fixed maturities - available for sale ........      (7,189)      (9,835)      (5,549)
   Short-term investments - net .................      (4,805)          --       (2,432)
                                                     --------     --------     --------
                                                      (11,994)      (9,835)      (7,981)

Purchase of property and equipment ..............          --           (8)          (4)
                                                     --------     --------     --------
Net cash provided by (used in) investing
   activities ...................................      (2,142)       1,928       (6,341)

                             See accompanying notes.

GDVAP-109648                           63

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                      STATEMENTS OF CASH FLOWS (CONTINUED)
                             (Dollars in thousands)

Year Ended December 31                                 2000         1999         1998
                                                     --------     --------     --------
FINANCING ACTIVITIES
Proceeds from revolving note payable ............    $    100     $ 13,000           --
Repayment of revolving note payable .............        (200)     (12,900)          --
Receipts from investment contracts credited to
   account balances .............................       2,737        1,008     $  9,009
Return of account balances on investment
   contracts ....................................        (210)        (228)        (178)
Net reallocations to separate account ...........      (3,444)      (4,606)        (872)
Contribution from parent ........................       2,113           --           --
                                                     --------     --------     --------
Net cash provided by (used in) financing
   activities ...................................       1,096       (3,726)       7,959
                                                     --------     --------     --------
Increase (decrease) in cash and cash equivalents          515         (906)       1,311

Cash and cash equivalents at beginning of period        1,026        1,932          621
                                                     --------     --------     --------
Cash and cash equivalents at end of period ......    $  1,541     $  1,026     $  1,932
                                                     ========     ========     ========
SUPPLEMENTAL DISCLOSURE OF
   CASH FLOW INFORMATION
Cash paid during the period for:
     Interest ...................................    $     10     $      1           --
     Income Taxes ...............................         528           --     $     99

                             See accompanying notes.

GDVAP-109648                           19

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
First Golden American Life Insurance Company of New York ("First Golden" or "Company"), a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American" or "Parent"), was incorporated on May 24, 1996. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. On January 2, 1997 and December 23, 1997, First Golden became licensed as a life insurance company under the laws of the states of New York and Delaware, respectively. First Golden received policy approvals on March 25, 1997 and December 23, 1997 in New York and Delaware, respectively. The Company's variable annuity products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations. See Note 8 for further information regarding related party transactions.

On October 24, 1997 (the "merger date"), PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger dated July 7, 1997 among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC"), a Delaware corporation.

INVESTMENTS
Fixed Maturities: The Company accounts for investments under the Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment," or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC"), and deferred income taxes. At December 31, 2000 and 1999, all of the Company's fixed maturities are designated as available for sale, although the Company is not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Company's Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and other asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Other Investments: Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts. Realized Gains and Losses:

Realized gains and losses are determined on the basis of specific identification.

Fair Values: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U. S. Treasury bonds based upon the expected average lives of the securities. Estimated fair values of publicly traded fixed maturities are reported by an independent pricing service. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bonds.

GDVAP-109648                           64

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

CASH AND CASH EQUIVALENTS
For purposes of the accompanying Statements of Cash Flows, the Company considers all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS
Certain costs of acquiring new insurance business, principally first year commissions, interest bonuses, and other expenses related to the production of new business, have been deferred ($219,000 during 2000, $38,000 during 1999, and $532,000 during 1998). Acquisition costs for variable annuity products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Company has designated as "available for sale" under SFAS No. 115.

VALUE OF PURCHASED INSURANCE IN FORCE
As the result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities.

PROPERTY AND EQUIPMENT
Property and equipment primarily represent leasehold improvements and office furniture and equipment and are not considered to be significant to the Company's overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL
Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis.

FUTURE POLICY BENEFITS
Future policy benefits for the fixed interest division of the variable products are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 4.00% to 6.75% during 2000, 4.10% to 6.00% during 1999, and 3.95% to 7.10%
during 1998.

SEPARATE ACCOUNT
Assets and liabilities of the separate account reported in the accompanying Balance Sheets represent funds that are separately administered principally for variable annuity contracts. Contractowners, rather than the Company, bear the investment risk for the variable products. At the direction of the contractowners, the separate account invests the premiums from the sale of variable annuity products in shares of specified mutual funds. The assets and liabilities of the separate account are clearly identified and segregated from other assets and liabilities of the Company. The portion of the separate account assets equal to the reserves

GDVAP-109648                           65

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

and other liabilities of variable annuity contracts cannot be charged with liabilities arising out of any other business the Company may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractowner investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable annuity contracts invested in the separate account; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

Product charges recorded by the Company from variable annuity products consist of charges applicable to each contract for mortality and expense risk, contract administration, and surrender charges.

DEFERRED INCOME TAXES
Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Company has designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Company's Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS
Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of the Company does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to the Company within thirty days after the filing.

SEGMENT REPORTING
The Company manages its business as one segment, the sale of variable products designed to meet customer needs for tax-advantaged saving for retirement and protection from death. Variable products are sold to consumers and corporations throughout New York.

USE OF ESTIMATES
The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are: (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of the merger transaction, (5) asset valuation allowances, (6) deferred tax benefits (liabilities), and (7) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the preceding items are inherently

GDVAP-109648                           66

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

PENDING ACCOUNTING STANDARDS: DERIVATIVE FINANCIAL INSTRUMENTS
During 1998, the Financial Accounting Standards Board issued Statement No. 133 ("SFAS 133"), Accounting for Derivative Financial Instruments and Hedging Activities. SFAS 133 requires that all derivative instruments, including certain derivative instruments embedded in other contracts, be recorded on the balance sheet measured at its fair value. The change in a derivative's fair value is generally to be recognized in current period earnings. However, if certain conditions are met, a derivative may be specifically designated as a hedge of an exposure to changes in fair value, variability of cash flows, or certain foreign currency exposures. When designated as a hedge, the fair value should be recognized currently in earnings or other comprehensive income, depending on whether such designation is considered a fair value or as a cash flow hedge. With respect to fair value hedges, the fair value of the derivative, as well as changes in the fair value of the hedged item, are reported in earnings. For cash flow hedges, changes in the derivatives fair value are reported in other comprehensive income and subsequently reclassified into earnings when the hedged item affects earnings. The ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. The Company adopted SFAS 133 on January 1, 2001. The cumulative effect of each accounting change upon adoption are not material.

RECLASSIFICATIONS
Certain amounts in the 1999 and 1998 financial statements have been reclassified to conform to the 2000 financial statement presentation.

2.   BASIS OF FINANCIAL REPORTING
The financial statements of the Company differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger and is amortized and charged to expense; (3) future policy benefit reserves for the fixed interest division of the variable products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs, and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) revenues for variable annuity products consist of policy administration charges and surrender charges assessed rather than premiums received; and (10) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

GDVAP-109648                           67

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

2.   BASIS OF FINANCIAL REPORTING (continued)

The National Association of Insurance Commissioners has revised the Accounting Practices and Procedures Manual, the guidance that defines statutory accounting principles. The revised manual will be effective January 1, 2001, and has been adopted, at least in part, by the State of New York, which is the state of domicile for First Golden. The revised manual will result in changes to the accounting practices that the Companies use to prepare their statutory-basis financial statements. Management believes the impact of these changes to First Golden's statutory-basis capital and surplus as of January 1, 2001 will not be significant.

A reconciliation of net income and stockholder's equity as reported to regulatory authorities under statutory accounting principles to equivalent amounts reported under generally accepted accounting principles follows:

                                                   NET INCOME                           STOCKHOLDER'S EQUITY
                                 ----------------------------------------------     ----------------------------
                                     Year             Year             Year             Year             Year
                                    Ended            Ended            Ended            Ended            Ended
                                 December 31,     December 31,     December 31,     December 31,     December 31,
                                     2000             1999             1998             2000             1999
                                 ------------     ------------     ------------     ------------     ------------
                                                                       (Dollars in thousands)
As reported under statutory
    accounting principles ...    $       (290)    $        790     $       (966)    $     26,630     $     25,082
Interest maintenance reserve             (250)             (52)              14              (12)              --
Asset valuation reserve .....              --               --               --              190              145
Future policy benefits ......            (239)            (681)              45             (936)            (697)
Nonadmitted assets ..........              --               --               --               30               41
Net unrealized appreciation
    depreciation) of fixed
    maturities at fair value               --               --               --             (565)          (1,083)
Change in investment basis as
    result of merger ........             (78)            (118)             (39)             122              200
Deferred policy acquisition
    costs ...................           1,027              678            2,188            4,170            3,198
Value of purchased insurance
    in force ................               4              (35)              (8)             113              102
Current income taxes payable             (104)             193               --               89              193
Goodwill ....................              (2)              (2)              (2)              89               91
Deferred income taxes .......            (233)              50             (465)            (843)            (610)
Other .......................             301              (12)               8              300               (4)
                                 ------------     ------------     ------------     ------------     ------------
As reported herein ..........    $        136     $        811     $        775     $     29,377     $     26,658
                                 ============     ============     ============     ============     ============

GDVAP-109648                           67

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS

INVESTMENT RESULTS

Major categories of net investment income are summarized below:

Year Ended December 31                         2000         1999         1998
                                             --------     --------     --------
                                                    (Dollars in thousands)
Fixed maturities .......................     $  1,810     $  1,901     $  1,726
Short-term investments .................          316          148          157
Other, net .............................           (3)         171           --
                                             --------     --------     --------
Gross investment income ................        2,123        2,220        1,883
Less investment expenses ...............         (101)         (73)         (39)
                                             --------     --------     --------
Net investment income ..................     $  2,022     $  2,147     $  1,844
                                             ========     ========     ========

The change in unrealized appreciation (depreciation) on fixed maturities designated as available for sale at fair value for the years ended December 31, 2000, 1999, and 1998 was $517,000, $(1,646,000), and $412,000, respectively.

At December 31, 2000 and 1999, amortized cost, gross unrealized gains and losses, and estimated fair values of fixed maturities, all of which are designated as available for sale, follows:

                                                       Gross         Gross        Estimated
                                        Amortized    Unrealized    Unrealized        Fair
                                           Cost         Gains        Losses         Value
                                        ----------   ----------    ----------     ----------
                                                       (Dollars in thousands)
December 31, 2000
-----------------
U. S. government and governmental
   agencies and authorities .......    $    6,793    $      223    $      (13)    $    7,003
Public utilities ..................         2,017             9           (11)         2,015
Corporate securities ..............        16,412            73          (850)        15,635
Mortgage-backed securities ........           548             3            --            551
                                        ----------   ----------    ----------     ----------
Total .............................    $   25,770    $      308    $     (874)    $   25,204
                                        ==========   ==========    ==========     ==========
December 31, 1999
-----------------
U.S. government and governmental
   agencies and authorities .......    $    3,486            --    $      (88)    $    3,398
Public utilities ..................         2,030            --           (77)         1,953
Corporate securities ..............        21,994            --          (910)        21,084
Mortgage-backed securities ........         1,556            --            (8)         1,548
Other assets backed securities ....           112            --            --            112
                                        ----------   ----------    ----------     ----------
Total .............................    $   29,178            --    $   (1,083)    $   28,095
                                        ==========   ==========    ==========     ==========

GDVAP-109648                           68

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS (continued)

Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair values for these securities.

At December 31, 2000, net unrealized investment losses on fixed maturities designated as available for sale totaled $566,000. Depreciation of $457,000 was included in stockholder's equity at December 31, 2000 (net of adjustments of $22,000 to VPIF, $87,000 to DPAC, and $160,000 to deferred income taxes). At December 31, 1999, net unrealized investment gains on fixed maturities designated as available for sale totaled $1,083,000. Depreciation of $603,000 was included in stockholder's equity at December 31, 1999 (net of adjustments of $16,000 to VPIF, $141,000 to DPAC, and $324,000 to deferred income taxes).

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 2000 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
                                                              POST-MERGER
                                                        ------------------------
                                                        Amortized     Estimated
December 31, 2000                                          Cost       Fair Value
--------------------------------------------------------------------------------
                                                         (Dollars in thousands)
Due in one year or less ............................    $    1,902    $    1,892
Due after one year through five years ..............        12,503        11,982
Due after five years through ten years .............        10,817        10,779
                                                        ----------    ----------
                                                            25,222        24,653
Mortgage-backed securities .........................           548           551
                                                        ----------    ----------
Total ..............................................    $   25,770    $   25,204
                                                        ==========    ==========

GDVAP-109648                           69

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS (continued)

An analysis of sales, maturities, and principal repayments of the Company's fixed maturities portfolio follows:

                                                           Gross         Gross         Proceeds
                                            Amortized     Realized      Realized         From
                                              Cost         Gains         Losses          Sale
                                            ----------    ----------    ----------    ----------
                                                          (Dollars in thousands)
For the year ended December 31, 2000:
Scheduled principal repayments,
   calls, and tenders ..................    $    2,307            --            --    $    2,307
Sales ..................................         8,234    $       21    $     (710)        7,545
                                            ----------    ----------    ----------    ----------
Total ..................................    $   10,541    $       21    $     (710)   $    9,852
                                            ==========    ==========    ==========    ==========

For the year ended December 31, 1999:
Scheduled principal repayments,
   calls, and tenders ..................    $    2,385            --            --    $    2,385
Sales ..................................         8,630    $        4    $     (170)        8,464
                                            ----------    ----------    ----------    ----------
Total ..................................    $   11,015    $        4    $     (170)   $   10,849
                                            ==========    ==========    ==========    ==========

For the year ended December 31, 1998:
Scheduled principal repayments, calls,
and tenders ............................    $    1,080            --            --    $    1,080
Sales ..................................           540    $       24            --           564
                                            ----------    ----------    ----------    ----------
Total ..................................    $    1,620    $       24            --    $    1,644
                                            ==========    ==========    ==========    ==========

Investment Valuation Analysis: The Company analyzes its investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of fixed maturities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. During 2000, 1999, and 1998, no investments were identified as having an impairment other than temporary.

Investments on Deposit: At December 31, 2000 and 1999, affidavits of deposits covering bonds with a par value of $400,000 were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Company's investment policies related to its investment portfolio require diversification by asset type, company, and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 2000 and December 31, 1999. Fixed maturities included investments in industrials (33% in 2000, 48% in 1999), financial companies (31% in 2000, 29% in 1999), and various government bonds and government or agency mortgage-backed securities (29% in 2000, 14% in 1999).

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeds ten percent of stockholder's equity at December 31, 2000.

GDVAP-109648                           70

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

4.   COMPREHENSIVE INCOME

Comprehensive income includes all changes in stockholder's equity during a period except those resulting from investments by and distributions to the stockholder. Other comprehensive income (loss) excludes net investment gains (losses) included in net income which merely represent transfers from unrealized to realized gains and losses. These amounts totaled $(581,000) and $(108,000) in 2000 and 1999, respectively. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling $(108,000) and $(58,000) in 2000 and 1999, respectively.

5.   FAIR VALUES OF FINANCIAL INSTRUMENTS
SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Company's investments, investment contracts and debt fall within the standards' definition of a financial instrument. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial, and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the information presented herein.

The Company closely monitors the composition and yield of its invested assets, the duration and interest credited on insurance liabilities and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Company's overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Company's business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

                                            ----------------------------------------------------
                                               December 31, 2000            December 31, 1999
                                            ------------------------    ------------------------
                                                          Estimated                   Estimated
                                             Carrying        Fair        Carrying        Fair
                                              Value         Value         Value         Value
                                            ----------    ----------    ----------    ----------
                                                           (Dollars in thousands)
ASSETS
   Fixed maturities, available for sale     $   25,204    $   25,204    $   28,095    $   28,095
   Short-term investments ..............         7,114         7,114         2,309         2,309
   Cash and cash equivalents ...........         1,541         1,541         1,026         1,026
   Separate account assets .............        57,703        57,703        47,215        47,215

LIABILITIES
   Annuity products ....................         7,065         6,709         7,583         7,170
   Revolving note payable ..............            --            --           100           100
   Separate account liabilities ........        57,703        57,703        47,215        47,215

GDVAP-109648                           71

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

5.   FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

The following methods and assumptions were used by the Company in estimating fair values.

Fixed maturities: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded fixed maturities are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U. S. Treasury bonds based upon the expected average lives of the securities.

Short-term investments and cash and cash equivalents: Carrying values reported in the Company's historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

Separate account assets: Separate account assets are reported at the quoted fair values of the individual securities in the separate account.

Annuity products: Estimated fair values of the Company's liabilities for future policy benefits for the fixed interest division of the variable products are stated at cash surrender value, the cost the Company would incur to extinguish the liability.

Revolving note payable: Carrying value reported in the Company's historical cost basis balance sheet approximates estimated fair value for this instrument, as the agreement carries a variable interest rate provision.

Separate account liabilities: Separate account liabilities are reported at full account value in the Company's historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

5.   VALUES OF PURCHASED IN FORCE
As a result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF, which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Interest was accrued at a rate of 7.32% during 2000 (7.33% during 1999 and 7.29% during 1998).

A reconciliation of the change in the VPIF asset follows:

Year Ended December 31                                2000      1999      1998
                                                      -----     -----     -----
                                                        (Dollars in thousands)

Beginning balance ................................    $ 102     $ 117     $ 126
   Accretion of interest .........................        6         8         9
   Amortization of asset .........................       (2)      (43)      (17)
   Adjustment for unrealized gains (losses) ......        7        20        (5)
   Other asset adjustment ........................       --        --         4
                                                      -----     -----     -----
Ending balance ...................................    $ 113     $ 102     $ 117
                                                      =====     =====     =====

GDVAP-109648                           72

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

6.   VALUE OF PURCHASED IN FORCE (continued)

Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 2000 is $11,000 in 2001, $10,000 in 2002, $9,000 in
2003, $7,000 in 2004, and $5,000 in 2005. Actual amortization may vary based upon changes in assumptions and experience.

7.   INCOME TAXES
The Company files a consolidated federal income tax return with Golden American, also a life insurance company.

INCOME TAX EXPENSE
Income tax expense included in the financial statements follows:

Year Ended December 31                         2000          1999          1998
                                              ------        ------        ------
                                                     (Dollars in thousands)

   Current ............................       $  (46)       $  685        $   54
   Deferred ...........................          233           (50)          465
                                              ------        ------        ------
                                              $  187        $  635        $  519
                                              ======        ======        ======

The effective tax rate on income before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference follows:

Year Ended December 31                         2000          1999          1998
                                              ------        ------        ------
                                                    (Dollars in thousands)

Income before income taxes ............       $  323        $1,446        $1,294
                                              ======        ======        ======
Income tax at federal statutory rate ..       $  113        $  506        $  447
Tax effect of:
   Other items ........................           74           129            66
                                              ------        ------        ------
Income tax expense ....................       $  187        $  635        $  519
                                              ======        ======        ======

GDVAP-109648                           73

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

7.   INCOME TAXES (continued)

DEFERRED INCOME TAXES
The tax effect of temporary differences giving rise to the Company's deferred income tax assets and liabilities at December 31, 2000 and 1999 follows:

Year Ended December 31                                         2000           1999
                                                            ----------     ----------
                                                              (Dollars in thousands)
Deferred tax assets:
   Future policy benefits ..............................    $      747     $      560
   Net unrealized depreciation of available for sale
     fixed maturities ..................................           160            324
   Net operating loss carryforwards ....................            --             --
                                                            ----------     ----------
                                                                   907            884
Deferred tax liabilities:
   Net unrealized appreciation of available for sale
     fixed maturities ..................................            --             --
   Fixed maturities ....................................           (68)           (68)
   Investment income ...................................          (117)          (117)
   Deferred policy acquisition costs ...................        (1,171)          (913)
   Value of purchased insurance in force ...............           (24)           (30)
   Other ...............................................          (210)           (42)
                                                            ----------     ----------
                                                                (1,590)        (1,170)
                                                            ----------     ----------
Valuation allowance ....................................          (160)          (324)
                                                            ----------     ----------
Deferred income tax liability ..........................    $     (843)    $     (610)
                                                            ==========     ==========

At December 31, 2000, the Company reported, for financial statement purposes, unrealized losses on certain investments which have not been recognized for tax purposes. Since it is uncertain as to whether capital losses, if ever realized, could be utilized to offset capital gains, a valuation allowance has been established for the tax effect of these financial statement losses.

8.   RELATED PARTY TRANSACTIONS
Directed Services, Inc. ("DSI") acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable annuity products issued by the Company. DSI is authorized to enter into agreements with broker/dealers to distribute the Company's variable insurance products and appoint representatives of the broker/dealers as agents. As of December 31, 2000, the Company's variable annuity products were sold primarily through broker/dealer institutions. The Company paid commissions to DSI totaling $1,115,000, $697,000, and $1,754,000 for the years ended December 31, 2000, 1999, and 1998, respectively.

The Company has service agreements with Golden American and Equitable Life Insurance Company of Iowa ("Equitable Life"), an affiliate, in which Golden American and Equitable Life provide administrative and financial related services. Under the agreement with Golden American, the Company incurred expenses of $412,000, $137,000, $248,000, for the years ended December 31, 2000,
1999 and 1998, respectively. Under

GDVAP-109648                           74

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

8.   RELATED PARTY TRANSACTIONS

the agreement with Equitable Life, the Company incurred expenses of $340,000, $142,000, and $165,000, for the years ended December 31, 2000, 1999, and 1998, respectively.

The Company has service agreements with Golden American and Equitable Life Insurance Company of Iowa ("Equitable Life"), an affiliate, in which Golden American and Equitable Life provide administrative and financial related services. Under the agreement with Golden American, the Company incurred expenses of $412,000, $137,000, $248,000, for the years ended December 31, 2000,
1999 and 1998, respectively. Under the agreement with Equitable Life, the Company incurred expenses of $340,000, $142,000, and $165,000, for the years ended December 31, 2000, 1999, and 1998, respectively.

The Company provides resources and services to Golden American and DSI. Revenues for these services, which reduce general expenses incurred by the Company, totaled $225,000, $269,000, and $210,000 from Golden American, for the years ended December 31, 2000, 1999, and 1998 respectively. Revenues for these services, which reduce general expenses incurred by the Company, totaled $223,000, $387,000, and $75,000 from DSI for the years ended December 31, 2000, 1999, and 1998 respectively.

Effective January 1, 1998, the Company has an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management and accounting services. Under the agreement, the Company records a fee based on the value of the assets under management. The fee is payable quarterly. For the years ended December 31, 2000, 1999, and 1998, the Company incurred fees of $81,000, $73,000, and $56,000, respectively, under this agreement.

The Company had premiums, net of reinsurance, for variable annuity products for the year ended December 31, 2000, 1999, and 1998, that totaled $27,000, $2,000, and $94,000 respectively, from Locust Street Securities, Inc. ("LSSI"), an affiliate.

As at December 31, 2000, the Company had a payable to Golden American in the amount of $500,000 related to a payment for taxes made by Golden American on the Company's behalf.

The Golden American Board of Directors has agreed by resolution to provide funds as needed for the Company to maintain policyholders' surplus that meets or exceeds the greater of: (1) the minimum capital adequacy standards to maintain a level of capitalization necessary to meet A.M. Best Company's guidelines or one level less than the one originally given to First Golden, or (2) the New York State Insurance Department risk-based capital minimum requirements as determined in accordance with New York statutory accounting principles. No funds were transferred from Golden American in 1999 or 1998. During 2000, Golden American provided a cash capital contribution of $2,113,000 to First Golden.

9.   COMMITMENTS AND CONTINGENCIES
Reinsurance: At December 31, 2000, First Golden had two reinsurance treaties with two unaffiliated reinsurers covering a significant portion of the mortality risks and minimum death benefit guarantees under its variable contracts. First Golden remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On December 29, 2000, First Golden entered a reinsurance treaty with London Life Reinsurance Company of Pennsylvania, an unaffiliated reinsurer, covering the minimum death benefit guarantees of First Golden's variable annuities issued on or after January 1, 2000.

At December 31, 2000 and December 31, 1999, the Company has a payable of $17,000 and $4,000, respectively, for reinsurance premiums. Included in the accompanying financial statements are net considerations to the reinsurer of $71,000, $27,000, and $9,000 for the years ended December 31, 2000, 1999,

GDVAP-109648                           75

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000

9.   COMMITMENTS AND CONTINGENCIES (continued)

and 1998, respectively. In addition, the accompanying financial statements contain net policy benefits recoveries of $5,000 and $7000 for the years ended December 31, 2000 and 1999, respectively.

At December 31, 2000 and December 31, 1999, the Company has a payable of $17,000 and $4,000, respectively, for reinsurance premiums. Included in the accompanying financial statements are net considerations to the reinsurer of $71,000, $27,000, and $9,000 for the years ended December 31, 2000, 1999, and 1998, respectively. In addition, the accompanying financial statements contain net policy benefits recoveries of $5,000 and $7000 for the years ended December 31, 2000 and 1999, respectively.

Litigation: The Company, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitrations. In some class action and other actions involving insurers, substantial damages have been sought and/or material settlement or award payments have been made. The Company currently believes no pending or threatened lawsuits or actions exist that are reasonably likely to have a material adverse impact on the Company.

Vulnerability from Concentrations: The Company has various concentrations in its investment portfolio (see Note 3 for further information). The Company's asset growth, net investment income, and cash flow are primarily generated from the sale of variable annuities and associated future policy benefits. Substantial changes in tax laws would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed could cause a severe impact to the Company's financial condition. A significant portion of the Company's sales is generated by two broker/dealers, each having at least ten percent of total sales.

Leases: The Company has a lease for its home office space which expires December 31, 2001. The Company also leases certain equipment under operating leases which expire in 2005. Rent expense for the years ended December 31, 2000, 1999 and 1998 was $122,000, $89,000, and $95,000, respectively. At December 31, 2000, minimum rental payments due under the operating leases are $82,000 in 2001, $4,000 in 2002, $4,000 in 2003, $4,000 in 2004, and $1,000 in 2005.

Revolving Note Payable: To enhance short-term liquidity, the Company established a revolving note payable with SunTrust Bank, Atlanta (the "Bank") which expires July 30, 2001. The note was approved by the Company's Board of Directors on September 29, 1998. The total amount the Company may have outstanding is $10,000,000. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or
(2) a rate quoted by the Bank to the Company for the advance. The terms of the agreement require the Company to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. Under this agreement, the Company did not incur interest expense in 2000 and incurred interest expense of $12,000 in 1999. At December 31, 2000, the Company did not have any borrowings under this agreement. The Company had borrowings of $100,000 under this agreement at December 31, 1999.


                                       76
GDVAP-109648

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS

     ITEM                                                                   PAGE
     Introduction ..........................................................   1
     Description of First Golden American Life Insurance Company of New York   1
     Safekeeping of Assets .................................................   1
     The Administrator .....................................................   1
     Independent Auditors ..................................................   1
     Distribution of Contracts .............................................   2
     Performance Information ...............................................   2
     IRA Partial Withdrawal Option .........................................   8
     Other Information .....................................................   9
     Financial Statements of Separate Account NY-B .........................   9

--------------------------------------------------------------------------------

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NY-B.

Please Print or Type:

               --------------------------------------------------
               NAME

               --------------------------------------------------
               SOCIAL SECURITY NUMBER

               --------------------------------------------------
               STREET ADDRESS

               --------------------------------------------------
               CITY, STATE, ZIP

109648 Galaxy DVA PLUS  5/01
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
GDVAP-109648

                       This page intentionally left blank.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION


The following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of First Golden Separate Account NY-B available under the Contract for the indicated periods. No information is provided for the Asset Allocation Growth, Diversified Mid-Cap, Growth and Income, Internet Tollkeeper, Pilgrim VIP MagnaCap, Pilgrim VIP SmallCap Opportunities, Pilgrim VIP Growth Opportunities, ProFund VP Bull, ProFund VP Small-Cap and ProFund VP Europe 30 subaccounts because these subaccounts did not have any assets attributable to the Contract as of December 31, 2000. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.

LIQUID ASSET

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $15.75            17,132          $  270            $15.47            51,312            $  794
1999                15.04            11,408             172             14.79            22,393               331
1998                14.54             2,755              40             14.33             5,974                86
1997                14.02                --              --             13.83                --                --
5/6/97              13.67                --              --             13.51                --                --
----------------------------------------------------------------------------------------------------------------------

LIMITED MATURITY BOND

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $18.08            13,728          $  248            $17.76            24,619            $  437
1999                17.00             6,379             108             16.72             7,746               130
1998                17.02                --              --             16.77             1,506                25
1997                16.13                --              --             15.91               632                10
5/6/97              15.43                --              --             15.24                --                --
----------------------------------------------------------------------------------------------------------------------

CORE BOND (FORMERLY GLOBAL FIXED INCOME)

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $11.85             1,186          $   14            $11.74             9,288            $  109
1999                11.88               822              10             11.79             2,216                26
1998                13.17                --              --             13.09                --                --
5/1/98              12.17                --              --             12.11                --                --
----------------------------------------------------------------------------------------------------------------------

GDVAP-109648                           A1

FULLY MANAGED

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $26.51            16,196          $  429            $26.04            20,597            $  536
1999                22.01            13,633             300             21.65            11,023               239
1998                20.84             2,619              55             20.53             4,512                93
1997                19.93                --              --             19.66             1,701                33
5/6/97              17.95                --              --             17.73                --                --
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $20.94            29,586          $  619            $20.75            82,761            $1,717
1999                18.20            32,717             595             18.06            123,053            2,222
1998                17.83            15,411             275             17.72            81,617             1,446
1997                16.18             2,430              39             16.10            13,026               209
5/6/97              14.36                --              --             14.31                --                --
----------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 9.38                --              --            $ 9.38             3,577            $   34
10/2/00             10.00                --              --             10.00                --                --
----------------------------------------------------------------------------------------------------------------------

EQUITY INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $24.35            12,602          $  307            $23.91            18,608            $  445
1999                21.83            12,749             278             21.47            15,934               342
1998                22.27             9,623             214             21.94             6,014               132
1997                20.83                --              --             20.55             1,243                26
5/6/97              18.54                --              --             18.32                --                --
----------------------------------------------------------------------------------------------------------------------

GDVAP-109648                           A2

ALL CAP

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $11.61             4,315          $   50            $11.59            47,643            $  552
5/1/00              11.27                --              --             11.27                --                --
----------------------------------------------------------------------------------------------------------------------

GROWTH AND INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 9.95               400          $    4              9.94               400            $    4
10/2/00             10.00                --              --             10.00                --                --
----------------------------------------------------------------------------------------------------------------------

REAL ESTATE

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $27.12               668          $   18            $26.64             8,382            $  223
1999                20.96               356               7             20.62             1,581                33
1998                22.07               356               8             21.74             1,474                32
1997                25.82                --              --             25.48               478                12
5/6/97              21.31                --              --             21.05                --                --
----------------------------------------------------------------------------------------------------------------------

VALUE EQUITY

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $19.63             7,908          $  155            $19.46             8,289            $  161
1999                18.28             5,400              99             18.14            15,606               283
1998                18.41             1,678              31             18.31             4,464                82
1997                18.36             1,048              19             18.28             1,056                19
5/6/97              15.72                --              --             15.66                --                --
----------------------------------------------------------------------------------------------------------------------

GDVAP-109648                           A3

INVESTORS

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $11.28                --              --            $11.26             7,327            $   83
5/1/00              10.42                --              --             10.41                --                --
----------------------------------------------------------------------------------------------------------------------

RISING DIVIDENDS

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $25.21            16,266          $  410            $24.94            104,355           $2,602
1999                26.07            13,823             360             25.83            79,175             2,045
1998                22.79             1,734              40             22.61            34,310               776
1997                20.22                90               2             20.09             8,223               165
5/6/97              17.27                --              --             17.18                --                --
----------------------------------------------------------------------------------------------------------------------

MANAGED GLOBAL

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $20.44            14,146          $  289            $20.19            58,994            $1,191
1999                24.23             9,519             231             23.97            31,419               753
1998                15.02             2,440              37             14.88             9,572               142
1997                11.76                --              --             11.67             2,969                35
5/6/97              11.24                --              --             11.16                --                --
----------------------------------------------------------------------------------------------------------------------

LARGE CAP VALUE

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $10.56               353          $    4            $10.55            10,983            $  116
5/1/00              10.87                --              --             10.86                --                --
----------------------------------------------------------------------------------------------------------------------

GDVAP-109648                           A4

HARD ASSETS

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $16.62                33          $    1            $16.32             1,073            $   18
1999                17.66                --              --             17.37               525                 9
1998                14.50                --              --             14.28             1,007                14
1997                20.85                --              --             20.57               238                 5
5/6/97              19.34                --              --             19.11                --                --
----------------------------------------------------------------------------------------------------------------------

DIVERSIFIED MID-CAP

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 9.88                --              --            $ 9.88               260            $    3
10/2/00             10.00                --              --             10.00                --                --
----------------------------------------------------------------------------------------------------------------------

RESEARCH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $26.63             9,718          $  259            $26.39            70,552            $1,862
1999                28.25            32,639             921             28.04            122,839            3,444
1998                23.03            26,762             616             22.89            20,466             1,865
1997                18.95             4,095              78             18.87             9,642               182
5/6/97              16.72                --              --             16.66                --                --
----------------------------------------------------------------------------------------------------------------------

CAPITAL GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $17.33            11,899          $  206            $17.21            63,024            $1,085
1999                21.18             9,819             208             21.06            53,276             1,122
1998                17.08             6,031             103             17.01            20,311               346
1997                15.45                --              --             15.41               334                 5
5/6/97              12.46                --              --             12.44                --                --
----------------------------------------------------------------------------------------------------------------------

GDVAP-109648                           A5

CAPITAL APPRECIATION

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $25.50            12,782          $  326            $25.17            55,812            $1,405
1999                30.46            11,524             351             30.11            15,289               460
1998                24.75               578              14             24.50             4,904               120
1997                22.24                --              --             22.05               734                16
5/6/97              18.45                --              --             18.31                --                --
----------------------------------------------------------------------------------------------------------------------

SMALL CAP

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $18.54             8,312          $  154            $18.40            105,737           $1,945
1999                22.96             2,466              57             22.82            51,013             1,164
1998                15.44             3,612              56             15.37             9,918               152
1997                12.92                --              --             12.88             3,434                44
5/6/97              10.72                --              --             10.70                --                --
----------------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $42.70             8,242          $  352            $42.23            72,702            $3,070
1999                39.97            11,889             475             39.59            47,634             1,896
1998                22.60             7,677             173             22.43            27,872               625
1997                18.64             1,402              26             18.52             2,866                53
5/6/97              15.76                --              --             15.68                --                --
----------------------------------------------------------------------------------------------------------------------

STRATEGIC EQUITY

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $19.07             6,748          $  129            $18.92            35,293            $  668
1999                22.06             6,034             133             21.92            11,085               243
1998                14.30             2,037              29             14.23             1,867                27
1997                14.36                --              --             14.31             1,265                18
5/6/97              11.96                --              --             11.93                --                --
----------------------------------------------------------------------------------------------------------------------

GDVAP-109648                           A6

SPECIAL SITUATIONS

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 8.89                --              --            $ 8.89                --                --
10/2/00             10.00                --              --             10.00                --                --
----------------------------------------------------------------------------------------------------------------------

GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $22.17            39,568          $  877            $22.02            343,018           $7,552
1999                28.78            27,730             798             28.62            197,439            5,651
1998                16.36             8,286             136             16.29            17,549               286
1997                13.06                --              --             13.03             3,093                40
5/6/97              12.47                --              --             12.45                --                --
----------------------------------------------------------------------------------------------------------------------

DEVELOPING WORLD

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 7.61             1,732          $   13            $ 7.58            18,742            $  142
1999                11.64                --              --             11.61            13,214               153
1998                 7.29                --              --              7.28                --                --
2/19/98             10.00                --              --             10.00                --                --
----------------------------------------------------------------------------------------------------------------------

GALAXY HIGH QUALITY BOND

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $11.07                --              --            $11.05                --                --
3/6/00              10.08                --              --             10.08                --                --
----------------------------------------------------------------------------------------------------------------------

GDVAP-109648                           A7

GALAXY ASSET ALLOCATION

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $10.80                --              --            $10.78                --                --
3/6/00              10.56                --              --             10.55                --                --
----------------------------------------------------------------------------------------------------------------------

GALAXY GROWTH AND INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $11.01                --              --            $10.98                --                --
3/6/00              10.23                --              --             10.22                --                --
----------------------------------------------------------------------------------------------------------------------

GALAXY SMALL COMPANY GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $13.37                --              --            $13.35                --                --
3/6/00              19.24                --              --             19.23                --                --
----------------------------------------------------------------------------------------------------------------------

GALAXY EQUITY FUND

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $11.43                --              --            $11.41                --                --
3/6/00              11.81                --              --             11.80                --                --
----------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD BOND

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $10.05               281          $    3            $10.01            10,232            $  102
1999                10.27             1,835              19             10.24             2,126                22
1998                10.09                --              --             10.08                --                --
5/1/98              10.00                --              --             10.00                --                --
----------------------------------------------------------------------------------------------------------------------

GDVAP-109648                           A8

PIMCO STOCKSPLUS GROWTH AND INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $11.77             4,111          $   48            $11.72            18,364            $  215
1999                13.16             1,205              16             13.13            23,566               309
1998                11.12                --              --             11.11                --                --
5/1/98              10.00                --              --             10.00                --                --
----------------------------------------------------------------------------------------------------------------------

PILGRIM GLOBAL BRAND NAMES

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 8.76             1,368          $   12            $ 8.75               840            $    7
5/1/00              10.00                --              --             10.00                --                --
----------------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 7.85             1,467          $   12            $ 7.85               502            $    4
5/1/00              10.00                --              --             10.00                --                --
----------------------------------------------------------------------------------------------------------------------

SP JENNISON INTERNATIONAL GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                          TOTAL # OF
                                   ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
2000               $ 8.57                --          $   --            $ 8.56               848            $    7
10/2/00             10.00                --              --             10.00                --                --
----------------------------------------------------------------------------------------------------------------------


GDVAP-109648                           A9

                                   APPENDIX B

                        MARKET VALUE ADJUSTMENT EXAMPLES

EXAMPLE #1: FULL SURRENDER -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

     Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

     1.   The contract value of the Fixed Interest Allocation on the date of
          surrender is                        3
                    $124,230 ($100,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )

     3.   Market Value Adjustment =
                                          2,555/365
               $124,230 x [( 1.07/1.0825 )          -1 ] = $9,700

     Therefore, the amount paid to you on full surrender is $114,530 ($124,230 - $9,700 ).

EXAMPLE #2: FULL SURRENDER -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

     Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

     1.   The contract value of the Fixed Interest Allocation on the date of
          surrender is                        3
                    $124,230 ($100,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )

     3.   Market Value Adjustment =
                                          2,555/365
               $124,230 x [( 1.07/1.0625 )          -1 ] = $6,270

     Therefore, the amount paid to you on full surrender is $130,500 ($124,230 + $6,270 ).

EXAMPLE #3: WITHDRAWAL -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

     Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a withdrawal of $114,530 is requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

GDVAP-109648                           B1

     First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

     1.   The contract value of the Fixed Interest Allocation on the date of
          withdrawal is                   3
               $248,459 ( $200,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )

     3.   Amount that must be withdrawn =
                                           2,555/365
               [($114,530 / ( 1.07/1.0825 )         )] = $124,230

     Then calculate the Market Value Adjustment on that amount.

     4.   Market Value Adjustment =
                                          2,555/365
               $124,230 x [( 1.07/1.0825 )           -1 ] = $9,700

     Therefore, the amount of the withdrawal paid to you is $114,530, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $114,530, and also reduced by the Market Value Adjustment of $9,700, for a total reduction in the Fixed Interest Allocation of $124,230.

EXAMPLE #4: WITHDRAWAL -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

     Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate of 7%; that a withdrawal of $130,500 requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

     First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

     1.   The contract value of the Fixed Interest Allocation on the date of
          withdrawal is                   3
               $248,459 ( $200,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )

     3.   Amount that must be withdrawn =
                                           2,555/365
               [ $130,500 / ( 1.07/1.0625 )          ] = $124,230

     Then calculate the Market Value Adjustment on that amount.

     4.   Market Value Adjustment =
                                          2,555/365
               $124,230 x [( 1.07/1.0625 )           -1 ] = $6,270

     Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $130,500, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $130,500, but increased by the Market Value Adjustment of $6,270, for a total reduction in the Fixed Interest Allocation of $124,230.

GDVAP-109648                           B2

                                   APPENDIX C

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the beginning of the fourth contract year of 20% of the contract value of $35,000.

In this example, $5,250 ($35,000 x .15) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $7,000 ($35,000 x .20). Therefore, $1,750 ($7,000 -
$5,250) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 4% surrender charge of $70 ($1,750 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

GDVAP-109648                           C1

                             ING VARIABLE ANNUITIES

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

            First Golden American Life Insurance Company of New York
               is a stock company domiciled in New York, New York
--------------------------------------------------------------------------------

109648 GalaxyDVA PLUS 5/01

                             PART B

                       Statement of Additional Information

                                    DVA PLUS

                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT

                                    ISSUED BY
                              SEPARATE ACCOUNT NY-B

                                       OF
                      FIRST GOLDEN AMERICAN LIFE INSURANCE
                               COMPANY OF NEW YORK

This Statement of Additional Information is not a Prospectus. The information contained herein should be read in Conjunction with the prospectus for the First Golden American Life Insurance Company of New York deferred combination variable and fixed annuity contract which is referred to herein.

The prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus, send a written request to First Golden American Life Insurance Company of New York, customer service center, 230 Park Avenue, Suite 966, New York, New York 10169-0999 or telephone 1-800-963-9539.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   MAY 1, 2001

                                TABLE OF CONTENTS

Item                                                                        Page
Introduction...............................................................    1
Description of First Golden American Life Insurance Company of New York....    1
Safekeeping of Assets......................................................    1
The Administrator..........................................................    1
Independent Auditors.......................................................    1
Distribution of Contracts..................................................    2
Performance Information....................................................    2
IRA Partial Withdrawal Option..............................................    8
Other Information..........................................................    8
Financial Statements of Separate Account NY-B..............................    9

                                  INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account NY-B.

               DESCRIPTION OF FIRST GOLDEN AMERICAN LIFE INSURANCE
                               COMPANY OF NEW YORK

First Golden American Life Insurance Company of New York ("First Golden") is a stock life insurance company organized under the laws of the State of New York. First Golden is a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American"). On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc. On October 24, 1997, Equitable of Iowa and ING Groep NV ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with approximately $605 billion in assets as of December 31, 2000. As of December 31, 2000, First Golden has approximately $96 million in total assets. First Golden is licensed to do variable annuity business in the states of Delaware and New York.

                              SAFEKEEPING OF ASSETS

First Golden American acts as its own custodian for Separate Account NY-B.

                                THE ADMINISTRATOR

On November 8, 1996, First Golden and Golden American entered into an administrative service agreement pursuant to which Golden American agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Golden American in relation to this service agreement will be reimbursed by First Golden on an allocated cost basis. First Golden entered into a similar agreement with another affiliate, Equitable Life Insurance Company of Iowa ("Equitable Life"), for additional services. For the years ended December 31, 2000 and 1999, First Golden incurred expenses of $412,000 and $137,000, respectively, under the agreement with Golden American and $340,000 and $142,000, respectively, under the agreement with Equitable Life.

Also on November 8, 1996, First Golden and DSI entered into a service agreement pursuant to which First Golden has agreed to provide DSI certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. First Golden expects to charge DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by First Golden's employees on behalf of DSI. For the year ended December 31, 2000, charges to Golden American and DSI for these services were $225,000 and $223,000, respectively.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of First Golden and Separate Account NY-B.

                            DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of First Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by First Golden American. The variable insurance products were sold primarily through two broker/dealer institutions during the year ended December 31, 1998, through two broker/dealer institutions during the year ended December 31, 1999 and through three broker/dealer institutions during the year ended December 31, 2000. For the years ended 2000, and 1999 commissions paid by First Golden to Directed Services, Inc. aggregated $1,115,000] and $697,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

                             PERFORMANCE INFORMATION

Performance information for the subaccounts of Separate Account NY-B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by parentheses. Performance information for measures other than total return do not reflect sales load which can have a maximum level of 6.5% of premium, and any applicable premium tax that can range from 0% to 3.5%.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro-rata share of subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

     EFFECTIVE YIELD = [(BASE PERIOD RETURN) +1)^365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 2000 to December 31, 2000 were 4.77% and 4.88%, respectively.

SEC STANDARD 30-DAY YIELD FOR ALL SUBACCOUNTS
Quotations of yield for the remaining subaccounts will be based on all investment income per Unit (contract value divided by the index of investment experience) earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

     Yield = 2 x [((a - b)/(c x d) + 1)^6 - 1]

Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account NY-B is earned from the increase in net asset value of shares of the Investment portfolio in which the Subaccount invests and from dividends declared and paid by the Investment portfolio, which are automatically reinvested in shares of the Investment portfolio.

SEC (SECURITIES AND EXCHANGE COMMISSION) STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the investment portfolio), calculated pursuant to the formula:

     P(1+T^)n = ERV

Where:
          (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                     (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The SEC requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the year ending December 31, 2000 were as follows:

Average Annual Total Return for Periods Ending 12/31/00 - Standardized
----------------------------------------------------------------------

                                                                            FROM     INCEPTION
                                       1 YEAR      5 YEARS    10 YEARS   INCEPTION      DATE
THE GCG TRUST
   Liquid Asset                        -2.47%        n/a         n/a        2.51%      1/25/89
   Limited Maturity Bond               -0.81%        n/a         n/a        3.02%      1/25/89
   Core Bond                           -7.51%        n/a         n/a       -0.96%      10/7/94
   Fully Managed                       13.23%        n/a         n/a       10.52%      1/25/89
   Total Return                         7.84%        n/a         n/a       10.25%      10/7/94
   Asset Allocation Growth               n/a         n/a         n/a      -13.34%     10/02/00
   Equity Income                        4.32%        n/a         n/a        3.84%      1/25/89
   All Cap                               n/a         n/a         n/a        8.83%       2/1/00
   Growth and Income                     n/a         n/a         n/a       -7.67%     10/02/00
   Real Estate                         22.13%        n/a         n/a        6.00%      1/25/89
   Value Equity                         0.22%        n/a         n/a        5.87%       1/1/95
   Investors                             n/a         n/a         n/a        5.50%       2/1/00
   Rising Dividends                   -10.51%        n/a         n/a       10.55%      10/4/93
   Managed Global                     -22.79%        n/a         n/a       17.55%     10/21/92
   Large Cap Value                       n/a         n/a         n/a       -1.66%       2/1/00
   Hard Assets                        -13.10%        n/a         n/a       -5.19%      1/25/89
   Diversified Mid-Cap                   n/a         n/a         n/a       -8.33%     10/02/00
   Research                           -12.90%        n/a         n/a       13.52%      10/7/94
   Capital Growth                     -25.31%        n/a         n/a        9.10%       4/1/96
   Capital Appreciation               -23.44%        n/a         n/a        8.84%       5/4/92
   Small Cap                          -26.43%        n/a         n/a       17.01%       1/2/96
   Mid-Cap Growth                      -0.37%        n/a         n/a       32.70%      10/7/94
   Strategic Equity                   -20.71%        n/a         n/a       13.14%      10/2/95
   Special Situations                    n/a         n/a         n/a       18.22%     10/02/00
   Growth                             -30.11%        n/a         n/a       17.38%       4/1/96
   Developing World                   -41.76%        n/a         n/a      -11.88%      2/18/98

THE PIMCO TRUST
   High Yield Bond                     -9.28%        n/a         n/a      -2.31%        5/1/98
   StocksPLUS Growth and Income       -17.79%        n/a         n/a       4.03%        5/1/98

PILGRIM ING VARIABLE INSURANCE TRUST
   Pilgrim ING Global Brand Names        n/a         n/a         n/a     -19.57%        5/1/00

THE PRUDENTIAL SERIES FUND, INC.
   Prudential Jennison                   n/a         n/a         n/a     -28.66%        5/1/00
   SP Jennison International Growth      n/a         n/a         n/a     -21.48%      10/02/00

* Total return calculation reflects certain waivers of portfolio fees and expenses.
# Non-annualized.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the Investment portfolio), calculated pursuant to the formula:

     [P(1+T)^n] = ERV

Where:
          (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                     (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.

Average Annual Total Return for the subaccounts presented on a non-standardized basis which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the year ending December 31, 2000 were as follows:

Average Annual Total Return for Periods Ending 12/31/00 - Non-Standardized
--------------------------------------------------------------------------

                                                                            FROM     INCEPTION
                                       1 YEAR      5 YEARS    10 YEARS   INCEPTION      DATE
THE GCG TRUST
   Liquid Asset                         4.57%        n/a         n/a        3.80%      1/25/89
   Limited Maturity Bond                6.23%        n/a         n/a        4.29%      1/25/89
   Core Bond                           -0.47%        n/a         n/a        0.45%      10/7/94
   Fully Managed                       20.27%        n/a         n/a       11.58%      1/25/89
   Total Return                        14.88%        n/a         n/a       11.32%      10/7/94
   Asset Allocation Growth               n/a         n/a         n/a       -6.23%     10/02/00
   Equity Income                       11.36%        n/a         n/a        8.00%      1/25/89
   All Cap                               n/a         n/a         n/a       15.95%       2/1/00
   Growth and Income                     n/a         n/a         n/a       -0.56%     10/02/00
   Real Estate                         29.17%        n/a         n/a        7.18%      1/25/89
   Value Equity                         7.26%        n/a         n/a        7.06%       1/1/95
   Investors                             n/a         n/a         n/a       12.62%       2/1/00
   Rising Dividends                    -3.47%        n/a         n/a       11.74%      10/4/93
   Managed Global                     -15.75%        n/a         n/a       18.45%     10/21/92
   Large Cap Value                       n/a         n/a         n/a        5.45%       2/1/00
   Hard Assets                         -6.06%        n/a         n/a       -3.62%      1/25/89
   Diversified Mid-Cap                   n/a         n/a         n/a       -1.21%     10/02/00
   Research                            -5.87%        n/a         n/a       14.50%      10/7/94
   Capital Growth                     -18.27%        n/a         n/a       10.20%       4/1/96
   Capital Appreciation               -16.40%        n/a         n/a        9.94%       5/4/92
   Small Cap                          -19.39%        n/a         n/a       17.92%       1/2/96
   Mid-Cap Growth                       6.67%        n/a         n/a       33.36%      10/7/94
   Strategic Equity                   -13.67%        n/a         n/a       14.14%      10/2/95
   Special Situations                    n/a         n/a         n/a      -11.11%     10/02/00
   Growth                             -23.07%        n/a         n/a       18.29%       4/1/96
   Developing World                   -34.72%        n/a         n/a       -9.25%      2/18/98

   THE PIMCO TRUST
   High Yield Bond                     -2.24%        n/a         n/a        0.04%       5/1/98
   StocksPLUS Growth and Income       -10.75%        n/a         n/a        6.15%       5/1/98

                                       5

PILGRIM ING VARIABLE INSURANCE TRUST
   Pilgrim ING Global Brand Names        n/a         n/a         n/a      -12.46%       5/1/00

THE PRUDENTIAL SERIES FUND, INC
   Prudential Jennison                   n/a         n/a         n/a      -21.54%       5/1/00
   SP Jennison International Growth      n/a         n/a         n/a      -14.37%     10/02/00

* Total return calculation reflects certain waivers of portfolio fees and expenses.
# Non-annualized.

Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii)other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any Subaccount reflects only the performance of a hypothetical contract under which accumulation on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Investment portfolio of the trust in which Separate Account NY-B Subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of First Golden as an insurance company by A.M. Best Company may be referred to in advertisements or in reports to contract owners. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A++ to F.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Measurement of Investment Experience. Note that in your contract contract value is referred to as Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the Annual Ratchet Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the Standard Death Benefit Option is lower than that used in the examples and would result in higher AUV's or contract values.

ILLUSTRATION OF CALCULATION OF AUV
     EXAMPLE 1.

     1.   AUV, beginning of period                                        $10.00
     2.   Value of securities, beginning of period                        $10.00
     3.   Change in value of securities                                  $  0.10
     4.   Gross investment return (3) divided by (2)                        0.01
     5.   Less daily mortality and expense charge                     0.00003446
     6.   Less asset based administrative charge                      0.00000411
     7.   Net investment return (4) minus (5) minus (6)               0.00996164
     8.   Net investment factor (1.000000) plus (7)                   1.00996164
     9.   AUV, end of period (1) multiplied by (8)                  $10.09961644

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.

     1.   Initial Premium Payment                                       $  1,000
     2.   AUV on effective date of purchase (see Example 1)             $  10.00
     3.   Number of Units purchased [(1) divided by (2)]                     100
     4.   AUV for valuation date following purchase
          (see Example 1)                                            $10.0996164
     5.   Contract  Value in account for valuation date
          following purchase [(3) multiplied by (4)]                 $  1,009.96

                          IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

First Golden notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment modes elected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when First Golden receives the completed election form.

First Golden calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                  FINANCIAL STATEMENTS OF SEPARATE ACCOUNT NY-B

The audited financial statements of Separate Account NY-B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
     Statement of Assets and Liability as of December 31, 2000 Statement of Operations for the year ended December 31, 2000 Statements of Changes in Net Assets for the year ended December
              31, 2000 and the period ended December 31, 1999
     Notes to Financial Statements

FINANCIAL STATEMENTS
FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Year ended December 31, 2000
with Report of Independent Auditors

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                              FINANCIAL STATEMENTS
                          Year ended December 31, 2000




                                    Contents

Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Net Assets........................................................2
Statements of Operations.......................................................4
Statements of Changes in Net Assets...........................................13
Notes to Financial Statements.................................................22

                         Report of Independent Auditors

The Board of Directors and Participants
First Golden American Life Insurance Company of New York

We have audited the accompanying statement of net assets of First Golden American Life Insurance Company of New York Separate Account NY-B (comprised of the Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Emerging Markets, Value Equity, Strategic Equity, Small Cap, Managed Global, Liquid Asset, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Global Fixed Income, Developing World, Investors, Growth & Income, All Cap, Asset Allocation Growth, Diversified Mid-Cap, Large Cap Value, ING Global Brand Names, SP Jennison International Growth, Prudential Jennison, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, Appreciation, Select High Growth, Select Growth, Select Balanced, Select Conservative, Select Income, Smith Barney Money Market, Smith Barney Large Cap Value, Smith Barney International Equity, and Smith Barney High Income Divisions) as of December 31, 2000, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Golden American Life Insurance Company of New York Separate Account NY-B at December 31, 2000, and the results of its operations and the changes in its net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.

                                             s/ Ernst & Young LLP


Atlanta, Georgia
February 19, 2001



            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                             STATEMENT OF NET ASSETS
                                December 31, 2000


ASSETS                                                                                        COMBINED
                                                                                              ---------

Investments at net asset value:
   The GCG Trust:
      Limited Maturity Bond Series, 65,106 shares (cost - $701,716).............               $685,552
      Hard Assets Series, 1,621 shares (cost - $17,731).........................                 18,056
      Real Estate Series, 15,871 shares (cost - $237,238).......................                241,391
      Fully Managed Series, 58,096 shares (cost - $914,520).....................                965,526
      Equity Income Series, 64,423 shares (cost - $782,727).....................                751,818
      Capital Appreciation Series, 105,989 shares (cost - $2,048,195)...........              1,730,806
      Rising Dividends Series, 128,011 shares (cost - $3,065,489)...............              3,012,003
      Emerging Markets Series, 20,453 shares (cost - $227,223)..................                165,669
      Value Equity Series, 19,060 shares (cost - $300,635)......................                316,583
      Strategic Equity Series, 47,643 shares (cost - $964,000)..................                796,572
      Small Cap Series, 196,201 shares (cost - $3,403,636)......................              2,099,291
      Managed Global Series, 125,243 shares (cost - $1,939,087).................              1,480,374
      Liquid Asset Series, 1,063,694 shares (cost - $1,063,694).................              1,063,694
      Mid-Cap Growth Series, 289,656 shares (cost - $6,880,827).................              5,407,792
      Capital Growth Series, 87,345 shares (cost - $1,461,887)..................              1,290,952
      Research Series, 244,758 shares (cost - $5,211,563).......................              5,127,677
      Total Return Series, 221,688 shares (cost - $3,542,756)...................              3,768,767
      Growth Series, 426,703 shares (cost - $10,088,647)........................              8,439,999
      Global Fixed Income Series, 12,838 shares (cost - $128,599)...............                123,060
      Developing World Series, 20,454 shares (cost - $211,777)..................                155,245
      Investors Series, 7,461 shares (cost - $83,290)...........................                 82,514
      Growth & Income Series, 399 shares (cost - $3,988)........................                  3,976
      All Cap Series, 52,621 shares (cost - $608,074)...........................                602,288
      Asset Allocation Growth Series, 3,568 shares (cost - $33,507).............                 33,544
      Diversified Mid-Cap Series, 259 shares (cost - $2,501)....................                  2,564
      Large Cap Value Series, 11,299 shares (cost - $120,876)...................                119,545
   ING Variable Insurance Trust:
      ING Global Brand Names Series, 2,195 shares (cost - $21,474)..............                 19,338
   Prudential Series Funds Inc.:
      SP Jennison International Growth Portfolio, 855 shares (cost - $7,487)....                  7,262
      Prudential Jennison Portfolio, 676 shares (cost - $21,008)................                 15,458
   PIMCO Variable Insurance Trust:
      PIMCO High Yield Bond Portfolio, 12,635 shares (cost - $111,170)..........                105,251
      PIMCO StocksPLUS Growth and Income Portfolio, 23,854 shares
        (cost - $312,701).......................................................                263,600
   Greenwich Street Series Fund Inc.:
      Appreciation Portfolio, 217,824 shares (cost - $4,537,054)................              4,968,562
   Smith Barney Concert Allocation Series Inc.:
      Select High Growth Portfolio, 118,759 shares (cost - $1,467,871)..........              1,645,826
      Select Growth Portfolio, 202,681 shares (cost - $2,512,972)...............              2,581,835


                                                 2


            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                             STATEMENT OF NET ASSETS
                                December 31, 2000
                                   (continued)


        Select Balanced Portfolio, 324,954 shares (cost - $3,801,733)...........              3,909,020
        Select Conservative Portfolio, 126,450 shares (cost - $1,454,424).......              1,435,181
        Select Income Portfolio, 34,455 shares (cost - $390,631)................                371,768
    Travelers Series Fund Inc.:
      Smith Barney Money Market Portfolio, 452,261 shares (cost - $453,097).....                453,097
      Smith Barney Large Cap Value Portfolio, 116,593 shares
        (cost - $2,317,780).....................................................              2,477,609
      Smith Barney International Equity Portfolio, 37,731 shares
        (cost - $608,424).......................................................                656,149
      Smith Barney High Income Portfolio, 30,378 shares (cost -$371,642)........                307,119
                                                                                       ---------------------
TOTAL NET ASSETS, (cost - $62,433,651)..........................................            $57,702,333
                                                                                       =====================



  See accompanying notes.


                                                3


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted



                                      LIMITED
                                     MATURITY                 HARD              ALL-               REAL             FULLY
                                         BOND               ASSETS            GROWTH             ESTATE           MANAGED
                                     DIVISION             DIVISION          DIVISION           DIVISION          DIVISION
                                   -----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................      $43,007                 $96           $82,652            $10,012           $43,750
  Capital gains distributions....            -                   -               399                  -            44,832
                                   -----------------------------------------------------------------------------------------
Total investment income..........       43,007                  96            83,051             10,012            88,582

Expenses:
  Mortality and expense risk
    and other charges............        6,158                 183               181              1,400             9,639
  Annual administrative charges            101                  10                 -                 26               179
  Contingent deferred sales
    charges......................           15                   -                 -                 53                24
                                   -----------------------------------------------------------------------------------------
Total expenses...................        6,274                 193               181              1,479             9,842
                                   -----------------------------------------------------------------------------------------
Net investment income (loss).....       36,733                 (97)           82,870              8,533            78,740

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................        3,318                 (64)          (31,182)            (1,125)           (1,922)
  Net unrealized appreciation
    (depreciation) of
    investments..................       (9,941)               (252)          (49,253)            15,059            76,490
                                   -----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................      $30,110               $(413)           $2,435            $22,467          $153,308
                                   =========================================================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                  4


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)



                                       EQUITY         CAPITAL           RISING          EMERGING         VALUE
                                       INCOME    APPRECIATION        DIVIDENDS           MARKETS        EQUITY
                                     DIVISION        DIVISION         DIVISION          DIVISION      DIVISION
                                 ---------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................     $39,621         $22,857          $15,921                $-        $3,560
  Capital gains distributions....      18,650          39,102           78,554                 -         1,308
                                 ---------------------------------------------------------------------------------
Total investment income..........      58,271          61,959           94,475                 -         4,868

Expenses:
  Mortality and expense risk
    and other charges............       8,497          18,602           39,999             2,267         3,569
  Annual administrative charges           237             155              641                25            84
  Contingent deferred sales
    charges......................       5,709           1,104            3,057                51         1,787
                                 ---------------------------------------------------------------------------------
Total expenses...................      14,443          19,861           43,697             2,343         5,440
                                 ---------------------------------------------------------------------------------
Net investment income (loss).....      43,828          42,098           50,778            (2,343)         (572)

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................     (46,121)          3,759           23,938              (527)      (18,665)
  Net unrealized appreciation
    (depreciation) of
    investments..................      66,579        (358,140)        (201,326)          (76,094)       27,554
                                 ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................     $64,286       $(312,283)       $(126,610)         $(78,964)       $8,317
                                 =================================================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                 5


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)



                                    STRATEGIC            SMALL        MANAGED            LIQUID         MID-CAP
                                       EQUITY              CAP         GLOBAL             ASSET          GROWTH
                                     DIVISION         DIVISION       DIVISION          DIVISION        DIVISION
                                 ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................          $-         $708,578       $340,931           $35,267      $1,904,852
  Capital gains distributions....      31,348          136,527         95,717                 -         164,523
                                 ----------------------------------------------------------------------------------
Total investment income..........      31,348          845,105        436,648            35,267       2,069,375

Expenses:
  Mortality and expense risk
    and other charges............       9,385           30,830         18,220             8,065          62,322
  Annual administrative charges            56              203            305               166           1,632
  Contingent deferred sales
    charges......................           -              698          3,011             6,572           8,958
                                 ----------------------------------------------------------------------------------
Total expenses...................       9,441           31,731         21,536            14,803          72,912
                                 ----------------------------------------------------------------------------------
Net investment income (loss).....      21,907          813,374        415,112            20,464       1,996,463

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................      59,260           64,356         35,298                 -         219,581
  Net unrealized appreciation
    (depreciation) of
    investments..................    (267,742)      (1,479,186)      (694,686)                -      (2,198,889)
                                 ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................   $(186,575)       $(601,456)     $(244,276)          $20,464         $17,155
                                 ==================================================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                 6


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)


                                                                                                          GLOBAL
                                     CAPITAL                           TOTAL                               FIXED
                                      GROWTH         RESEARCH         RETURN            GROWTH            INCOME
                                    DIVISION         DIVISION       DIVISION          DIVISION          DIVISION
                                 --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................    $17,952          $59,960       $169,472          $456,404            $6,692
  Capital gains distributions....     26,820          500,705        112,392           158,273                 -
                                 --------------------------------------------------------------------------------
Total investment income..........     44,772          560,665        281,864           614,677             6,692

Expenses:
  Mortality and expense risk
    and other charges............     18,505           70,492         43,955           125,504               921
  Annual administrative charges          303            1,725          1,064             1,095                 -
  Contingent deferred sales
    charges......................      3,715               75            186             4,145                 -
                                 --------------------------------------------------------------------------------
Total expenses...................     22,523           72,292         45,205           130,744               921
                                 --------------------------------------------------------------------------------
Net investment income (loss).....     22,249          488,373        236,659           483,933             5,771

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................     (1,156)          74,873        (10,808)          231,979               (78)
  Net unrealized appreciation
    (depreciation) of
    investments..................   (305,402)        (907,288)       248,990        (3,366,236)           (4,031)
                                 --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................  $(284,309)       $(344,042)      $474,841       $(2,650,324)           $1,662
                                 ================================================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                 7


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)



                                    DEVELOPING                          GROWTH &                       ALLOCATION
                                         WORLD      INVESTORS             INCOME          ALL CAP          GROWTH
                                      DIVISION       DIVISION(e)        DIVISION(f)      DIVISION(a)     DIVISION(h)
                                 ------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................         $647         $2,366                 $4          $14,230              $36
  Capital gains distributions....          611
                                 ------------------------------------------------------------------------------------
Total investment income..........        1,258          2,366                  4           14,230               36

Expenses:
  Mortality and expense risk
    and other charges............        2,358            284                 13            2,586               14
  Annual administrative charges              4              -                  -               28                -
  Contingent deferred sales
    charges......................            -              -                  -              230                -
                                 ------------------------------------------------------------------------------------
Total expenses...................        2,362            284                 13            2,844               14
                                 ------------------------------------------------------------------------------------
Net investment income (loss).....       (1,104)         2,082                 (9)          11,386               22

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................       (1,532)             3                  -            3,501                -
  Net unrealized appreciation
    (depreciation) of
    investments..................      (67,634)          (776)               (12)          (5,786)              37
                                 ------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................     $(70,270)        $1,309               $(21)          $9,101              $59
                                 ====================================================================================

(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                 8


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)


                                                        LARGE       ING GLOBAL     SP JENNISON
                                  DIVERSIFIED             CAP            BRAND    INTERNATIONAL       PRUDENTIAL
                                    MID - CAP           VALUE            NAMES           GROWTH         JENNISON
                                   DIVISION(c)       DIVISION(c)    DIVISION(d)      DIVISION(g)      DIVISION(b)
                                 ---------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................          $6          $1,059             $57                $-               $-
  Capital gains distributions....                                                                          1,944
                                 ---------------------------------------------------------------------------------------
Total investment income..........           6           1,059              57                 -            1,944

Expenses:
  Mortality and expense risk
    and other charges............           4             444              88                 7              105
  Annual administrative charges             -               -               8                 -                -
  Contingent deferred sales
    charges......................           -               -               7                 -                -
                                 ---------------------------------------------------------------------------------------
Total expenses...................           4             444             103                 7              105
                                 ---------------------------------------------------------------------------------------
Net investment income (loss).....           2             615             (46)               (7)           1,839

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................           -            (988)            (16)                -                3
  Net unrealized appreciation
    (depreciation) of
    investments..................          63          (1,331)         (2,136)             (225)          (5,550)
                                 ---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................         $65         $(1,704)        $(2,198)            $(232)         $(3,708)
                                 =======================================================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                 9


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)

                                                          PIMCO
                                        PIMCO        STOCKSPLUS
                                   HIGH YIELD          GROWTH &                         SELECT HIGH         SELECT
                                         BOND            INCOME     APPRECIATION             GROWTH         GROWTH
                                     DIVISION          DIVISION         DIVISION           DIVISION       DIVISION
                                 -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................      $8,630           $18,249          $38,100            $45,523         $80,307
  Capital gains distributions....           -             6,996           71,015             41,195          93,343
                                 -------------------------------------------------------------------------------------
Total investment income..........       8,630            25,245          109,115             86,718         173,650

Expenses:
  Mortality and expense risk
    and other charges............       1,365             3,677           70,906             24,964          41,602
  Annual administrative charges            15                54            1,230              1,959             650
  Contingent deferred sales
    charges......................           -                21          (17,503)            13,236         (10,927)
                                 -------------------------------------------------------------------------------------
Total expenses...................       1,380             3,752           54,633             40,159          31,325
                                 -------------------------------------------------------------------------------------
Net investment income (loss).....       7,250            21,493           54,482             46,559         142,325

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................      (4,674)          (12,502)          99,237             46,327          93,104
  Net unrealized appreciation
    (depreciation) of
    investments..................      (4,867)          (48,296)        (228,269)          (263,382)       (425,005)
                                 -------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................     $(2,291)         $(39,305)        $(74,550)         $(170,496)      $(189,576)
                                 =====================================================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                 10


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)

                                                                                            SMITH             SMITH
                                                                                           BARNEY            BARNEY
                                       SELECT             SELECT         SELECT             MONEY         LARGE CAP
                                     BALANCED       CONSERVATIVE         INCOME            MARKET             VALUE
                                     DIVISION           DIVISION       DIVISION          DIVISION          DIVISION
                                 --------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................    $121,665            $73,749        $27,105           $30,186           $28,654
  Capital gains distributions....     153,805             30,124          4,479                 -            51,784
                                 --------------------------------------------------------------------------------------
Total investment income..........     275,470            103,873         31,584            30,186            80,438

Expenses:
  Mortality and expense risk
    and other charges............      54,574             20,134          5,288             6,911            30,397
  Annual administrative charges         1,664                623             61               162               676
  Contingent deferred sales
    charges......................       3,336                521              -            (2,696)           (1,941)
                                 --------------------------------------------------------------------------------------
Total expenses...................      59,574             21,278          5,349             4,377            29,132
                                 --------------------------------------------------------------------------------------
Net investment income (loss).....     215,896             82,595         26,235            25,809            51,306

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................      54,589             27,045         (2,403)                -             1,094
  Net unrealized appreciation
    (depreciation) of
    investments..................    (140,796)           (70,938)       (14,042)                -           199,216
                                 --------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................    $129,689            $38,702         $9,790           $25,809          $251,616
                                 ======================================================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                 11


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)

                                       SMITH
                                      BARNEY              SMITH
                                 INTERNATIONAL           BARNEY
                                      EQUITY        HIGH INCOME
                                    DIVISION           DIVISION          COMBINED
                                 ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................      $4,985           $31,971        $4,489,113
  Capital gains distributions....           -                 -         1,864,446
                                 ----------------------------------------------------
Total investment income..........       4,985            31,971         6,353,559

Expenses:
  Mortality and expense risk
    and other charges............      10,260             4,762           759,437
  Annual administrative charges           541               220            15,902
  Contingent deferred sales
    charges......................       1,951             2,405            27,800
                                 ----------------------------------------------------
Total expenses...................      12,752             7,387           803,139
                                 ----------------------------------------------------
Net investment income (loss).....      (7,767)           24,584         5,550,420

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................      15,140           (14,838)          907,804
  Net unrealized appreciation
    (depreciation) of
    investments..................    (220,801)          (46,120)      (10,830,444)
                                 ----------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................   $(213,428)         $(36,374)      $(4,372,220)
                                 ====================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                      12

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted

                                      LIMITED
                                     MATURITY            HARD             ALL-                REAL             FULLY
                                         BOND          ASSETS           GROWTH              ESTATE           MANAGED
                                     DIVISION        DIVISION         DIVISION            DIVISION          DIVISION
                                   -----------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999....     $25,228         $14,366          $81,782             $39,881          $147,160

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...       6,546            (149)          28,887               1,997            34,201
  Net realized gain (loss) on
    investments..................        (171)         (3,598)          28,525              (1,532)              711
  Net unrealized appreciation
    (depreciation) of
    investments..................      (5,578)          6,598           35,537              (2,686)          (17,827)
                                  ------------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................         497           2,851           92,949              (2,221)           17,085

Changes from principal
 transactions:
  Purchase payments..............      19,412             154              212                 107           288,781
  Contract distributions and
    terminations.................      (1,897)              -           (1,475)             (5,274)          (12,450)
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................     194,722          (8,263)          (9,916)              7,578            98,063
                                  ------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     212,237          (8,109)         (11,179)              2,411           374,394
                                  ------------------------------------------------------------------------------------------
Total increase (decrease)........     212,734          (5,258)          81,770                 190           391,479
                                  ------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..     237,962           9,108          163,552              40,071           538,639

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...      36,733             (97)          82,870               8,533            78,740
  Net realized gain (loss) on
    investments..................       3,318             (64)         (31,182)             (1,125)           (1,922)
  Net unrealized appreciation
    (depreciation) of
    investments..................      (9,941)           (252)         (49,253)             15,059            76,490
                                  ------------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................      30,110            (413)           2,435              22,467           153,308

Changes from principal
 transactions:
  Purchase payments..............     181,119           5,565                2             114,467           165,175
  Contract distributions and
    terminations.................      (3,301)           (176)             (39)             (2,167)          (17,766)
  Transfer payments from (to)
    fixed account and other
    divisions....................     239,662           3,972         (165,950)             66,553           126,170
                                  ------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......
                                      417,480           9,361         (165,987)            178,853           273,579
                                  ------------------------------------------------------------------------------------------
Total increase (decrease)........     447,590           8,948         (163,552)            201,320          426,887
                                  ------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000..    $685,552         $18,056               $-            $241,391          $965,526
                                  ==========================================================================================

(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 13

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted
                                                            (continued)


                                       EQUITY          CAPITAL           RISING        EMERGING           VALUE
                                       INCOME     APPRECIATION        DIVIDENDS         MARKETS          EQUITY
                                     DIVISION         DIVISION         DIVISION        DIVISION        DIVISION
                                 ----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999....    $346,055         $134,348         $814,902         $18,993        $112,525

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...      57,170           85,369           35,531             187           3,982
  Net realized gain (loss) on
    investments..................      (1,008)           5,171           25,624            (108)         (3,825)
  Net unrealized appreciation
    (depreciation) of
    investments..................     (77,800)          48,292          142,866          21,886          (4,651)
                                 ----------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................     (21,638)         138,832          204,021          21,965          (4,494)

Changes from principal
 transactions:
  Purchase payments..............     144,601          468,603          833,819          17,090         101,843
  Contract distributions and
    terminations.................      (3,093)         (35,181)         (68,076)           (402)        (11,027)
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................     154,570          104,745          621,061          13,332         182,994
                                 ----------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     296,078          538,167        1,386,804          30,020         273,810
                                 ----------------------------------------------------------------------------------
Total increase (decrease)........     274,440          676,999        1,590,825          51,985         269,316
                                 ----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..     620,495          811,347        2,405,727          70,978         381,841

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...      43,828           42,098           50,778          (2,343)           (572)
  Net realized gain (loss) on
    investments..................     (46,121)           3,759           23,938            (527)        (18,665)
  Net unrealized appreciation
    (depreciation) of
    investments..................      66,579         (358,140)        (201,326)        (76,094)         27,554
                                 ----------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................      64,286         (312,283)        (126,610)        (78,964)          8,317

Changes from principal
 transactions:
  Purchase payments..............     131,989        1,106,215          809,639         132,933          41,773
  Contract distributions and
    terminations.................    (108,867)         (52,218)        (131,095)         (9,197)        (34,788)
  Transfer payments from (to)
    fixed account and other
    divisions....................      43,915          177,745           54,342          49,919         (80,560)
                                 ----------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......
                                       67,037        1,231,742          732,886         173,655         (73,575)
                                 ----------------------------------------------------------------------------------
Total increase (decrease)........     131,323          919,459          606,276          94,691         (65,258)
                                 ----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000..    $751,818       $1,730,806       $3,012,003        $165,669        $316,583
                                 ==================================================================================

(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 14

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted
                                                            (continued)


                                    STRATEGIC            SMALL        MANAGED            LIQUID         MID-CAP
                                       EQUITY              CAP         GLOBAL             ASSET          GROWTH
                                     DIVISION         DIVISION       DIVISION          DIVISION(b)     DIVISION
                                 -----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999....    $55,652         $208,044        $179,010          $125,587        $797,931

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...     (1,104)          27,137         122,197            19,522         178,116
  Net realized gain (loss) on
    investments..................      7,780           34,207          12,409                 -          37,274
  Net unrealized appreciation
    (depreciation) of
    investments..................    101,437          152,967         218,315                 -         685,536
                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................    108,113          214,311         352,921            19,522         900,926

Changes from principal
 transactions:
  Purchase payments..............     38,186          336,813         205,637           922,298         261,909
  Contract distributions and
    terminations.................     (3,582)         (11,372)        (12,035)          (22,343)        (50,924)
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................    177,727          472,978         258,067          (542,196)        451,326
                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......    212,331          798,419         451,669           357,759         662,311
                                 -----------------------------------------------------------------------------------
Total increase (decrease)........    320,444        1,012,730         804,590           377,281       1,563,237
                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..    376,096        1,220,774         983,600           502,868       2,361,168

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...     21,907          813,374         415,112            20,464       1,996,463
  Net realized gain (loss) on
    investments..................     59,260           64,356          35,298                 -         219,581
  Net unrealized appreciation
    (depreciation) of
    investments..................   (267,742)      (1,479,186)       (694,686)                -      (2,198,889)
                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................   (186,575)        (601,456)       (244,276)           20,464          17,155

Changes from principal
 transactions:
  Purchase payments..............    558,750        1,169,009         518,699           599,793       1,999,718
  Contract distributions and
    terminations.................     (3,726)         (66,599)        (72,916)         (116,594)       (282,075)
  Transfer payments from (to)
    fixed account and other
    divisions....................     52,027          377,563         295,267            57,163       1,311,826
                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......
                                     607,051        1,479,973         741,050           540,362       3,029,469
                                 -----------------------------------------------------------------------------------
Total increase (decrease)........    420,476          878,517         496,774           560,826       3,046,624
                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000..   $796,572       $2,099,291      $1,480,374        $1,063,694      $5,407,792
                                 ===================================================================================

(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 15

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted
                                                            (continued)

                                                                                                         GLOBAL
                                      CAPITAL                            TOTAL                            FIXED
                                       GROWTH         RESEARCH          RETURN           GROWTH          INCOME
                                     DIVISION         DIVISION        DIVISION         DIVISION        DIVISION(a)
                                 -----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999....    $448,417       $2,479,175      $1,719,644         $421,339              $-

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...      57,673           15,511          55,092           43,417             200
  Net realized gain (loss) on
    investments..................     123,518           49,575          10,698           40,070            (243)
  Net unrealized appreciation
    (depreciation) of
    investments..................     106,673          685,833         (22,288)       1,685,588          (1,508)
                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................     287,864          750,919          43,502        1,769,075          (1,551)

Changes from principal
 transactions:
  Purchase payments..............     914,015          631,122         519,903        2,761,610          13,873
  Contract distributions and
    terminations.................     (19,737)        (190,642)        (84,670)         (82,730)           (467)
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................    (300,680)         695,844         619,367        1,579,670          24,044
                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     593,598        1,136,324       1,054,600        4,258,550          37,450
                                 -----------------------------------------------------------------------------------
Total increase (decrease)........     881,462        1,887,243       1,098,102        6,027,625          35,899
                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..   1,329,879        4,366,418       2,817,746        6,448,964          35,899

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...      22,249          488,373         236,659          483,933           5,771
  Net realized gain (loss) on
    investments..................      (1,156)          74,873         (10,808)         231,979             (78)
  Net unrealized appreciation
    (depreciation) of
    investments..................    (305,402)        (907,288)        248,990       (3,366,236)         (4,031)
                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................    (284,309)        (344,042)        474,841       (2,650,324)          1,662

Changes from principal
 transactions:
  Purchase payments..............     395,978          658,866         356,142        4,163,150          61,537
  Contract distributions and
    terminations.................     (97,807)         (91,204)        (71,718)        (250,377)              -
  Transfer payments from (to)
    fixed account and other
    divisions....................     (52,789)         537,639         191,756          728,586          23,962
                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     245,382        1,105,301         476,180        4,641,359          85,499
                                 -----------------------------------------------------------------------------------
Total increase (decrease)........     (38,927)         761,259         951,021        1,991,035          87,161
                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000..  $1,290,952       $5,127,677      $3,768,767       $8,439,999        $123,060
                                 ===================================================================================

(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 16

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted
                                                            (continued)
                                                                                                               ASSET
                                 DEVELOPING                             GROWTH &                          ALLOCATION
                                      WORLD         INVESTORS             INCOME           ALL CAP            GROWTH
                                   DIVISION(d)       DIVISION(i)      DIVISION(j)       DIVISION(e)         DIVISION(l)
                                 ---------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999....        $-                $-                 $-                $-                $-

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...     4,177                 -                  -                 -                 -
  Net realized gain (loss) on
    investments..................        23                 -                  -                 -                 -
  Net unrealized appreciation
    (depreciation) of
    investments..................    11,102                 -                  -                 -                 -
                                 ---------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................    15,302                 -                  -                 -                 -

Changes from principal
 transactions:
  Purchase payments..............    55,587                 -                  -                 -                 -
  Contract distributions and
    terminations.................         -                 -                  -                 -                 -
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................    82,528                 -                  -                 -                 -
                                 ---------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......   138,115                 -                  -                 -                 -
                                 ---------------------------------------------------------------------------------------
Total increase (decrease)........   153,417                 -                  -                 -                 -
                                 ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..  153,417                  -                  -                 -                 -

INCREASE (DECREASE) IN NET ASSETS
Operations:                                             2,082                 (9)           11,386                22
  Net investment income (loss)...   (1,104)
  Net realized gain (loss) on
    investments..................   (1,532)                 3                  -             3,501                 -
  Net unrealized appreciation
    (depreciation) of
    investments..................  (67,634)              (776)               (12)           (5,786)               37
                                 ---------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................  (70,270)             1,309                (21)            9,101                59

Changes from principal
 transactions:
  Purchase payments..............   98,466             81,929              3,997           465,548            33,485
  Contract distributions and
    terminations.................        -             (2,224)                 -            (9,301)                -
  Transfer payments from (to)
    fixed account and other
    divisions....................  (26,368)             1,500                  -           136,940                 -
                                 ---------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......   72,098             81,205              3,997           593,187            33,485
                                 ---------------------------------------------------------------------------------------
Total increase (decrease)........    1,828             82,514              3,976           602,288            33,544
                                 ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000.. $155,245            $82,514             $3,976          $602,288           $33,544
                                 =======================================================================================


(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 17

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted
                                                            (continued)

                                                          LARGE       ING GLOBAL     SP JENNISON
                                  DIVERSIFIED               CAP            BRAND    INTERNATIONAL         PRUDENTIAL
                                    MID - CAP             VALUE            NAMES           GROWTH           JENNISON
                                   DIVISION(k)         DIVISION(g)    DIVISION(h)      DIVISION(k)        DIVISION(f)
                                 -------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999....          $-                $-              $-                $-                 $-

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...          -                 -                -                -                   -
  Net realized gain (loss) on
    investments..................          -                 -                -                -                   -
  Net unrealized appreciation
    (depreciation) of
    investments..................          -                 -                -                -                   -
                                 -------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................          -                 -                -                -                   -
                                                                                               -                   -
Changes from principal
 transactions:
  Purchase payments..............          -                 -                -                -                   -
  Contract distributions and
    terminations.................          -                 -                -                -                   -
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................          -                 -                -                -                   -
                                 -------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......         -                 -                 -                -                   -
                                 -------------------------------------------------------------------------------------
Total increase (decrease)........          -                 -                -                -                   -
                                 -------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..          -                 -                -                -                   -

INCREASE (DECREASE) IN NET ASSETS
Operations:                                2               615              (46)              (7)              1,839
  Net investment income (loss)...
  Net realized gain (loss) on
    investments..................          -              (988)             (16)               -                   3
  Net unrealized appreciation
    (depreciation) of
    investments..................         63            (1,331)          (2,136)            (225)             (5,550)
                                 -------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................         65            (1,704)          (2,198)            (232)             (3,708)

Changes from principal
 transactions:
  Purchase payments..............      2,500           111,441                9            7,494              19,166
  Contract distributions and
    terminations.................          -            (1,991)            (110)               -                   -
  Transfer payments from (to)
    fixed account and other
    divisions....................         (1)           11,799           21,637                -                   -
                                 -------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......      2,499           121,249           21,536            7,494              19,166
                                 -------------------------------------------------------------------------------------
Total increase (decrease)........      2,564           119,545           19,338            7,262              15,458
                                 -------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000..     $2,564          $119,545          $19,338           $7,262             $15,458
                                 =====================================================================================

(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 18

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted
                                                            (continued)

                                                           PIMCO
                                      PIMCO           STOCKSPLUS
                                 HIGH YIELD             GROWTH &                       SELECT HIGH            SELECT
                                       BOND               INCOME     APPRECIATION           GROWTH            GROWTH
                                   DIVISION(b)          DIVISION(c)      DIVISION         DIVISION          DIVISION
                                 ---------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999            $-                   $-       $3,713,437       $1,604,942        $2,561,147

INCREASE (DECREASES) IN NET ASSETS
Operations:
  Net investment income (loss)...      1,376              24,302           29,796            4,997            37,392
  Net realized gain (loss) on
    investments..................        (34)                 (4)          58,669           60,963            69,352
  Net unrealized appreciation
    (depreciation) of
    investments..................     (1,052)               (805)         419,137          328,588           309,860
                                 ---------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................        290              23,493          507,602          394,548           416,904

Changes from principal
 transactions:
  Purchase payments..............      3,169             285,521          321,209           55,479           166,612
  Contract distributions and
    terminations.................          -                (137)        (353,244)        (165,439)         (219,182)
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................     37,145              16,436        1,136,305             (171)          250,863
                                 ---------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     40,314             301,820        1,104,270         (110,131)          198,293
                                 ---------------------------------------------------------------------------------------
Total increase (decrease)........     40,604             325,313        1,611,872          284,417           615,197
                                 ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..     40,604             325,313        5,325,309        1,889,359         3,176,344

INCREASE (DECREASE) IN NET ASSETS
Operations:                            7,250              21,493           54,482           46,559           142,325
  Net investment income (loss)...
  Net realized gain (loss) on
    investments..................     (4,674)            (12,502)          99,237           46,327            93,104
  Net unrealized appreciation
    (depreciation) of
    investments..................     (4,867)            (48,296)        (228,269)        (263,382)         (425,005)
                                 ---------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................     (2,291)            (39,305)         (74,550)        (170,496)         (189,576)

Changes from principal
 transactions:
  Purchase payments..............     44,923              70,951         (369,435)           4,403          (237,769)
  Contract distributions and
    terminations.................     (4,122)             (6,321)          51,204         (300,184)           61,859
  Transfer payments from (to)
    fixed account and other
    divisions....................     26,137             (87,038)          36,034          222,744          (229,023)
                                 ---------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     66,938             (22,408)        (282,197)         (73,037)         (404,933)
                                 ---------------------------------------------------------------------------------------
Total increase (decrease)........     64,647             (61,713)        (356,747)        (243,533)         (594,509)
                                 ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000..   $105,251            $263,600       $4,968,562       $1,645,826        $2,581,835
                                 =======================================================================================

(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 19

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted
                                                            (continued)
                                                                                           SMITH              SMITH
                                                                                          BARNEY             BARNEY
                                      SELECT           SELECT          SELECT              MONEY          LARGE CAP
                                    BALANCED     CONSERVATIVE          INCOME             MARKET              VALUE
                                    DIVISION         DIVISION        DIVISION(a)        DIVISION           DIVISION
                                 ---------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999.... $3,658,633       $1,549,310        $157,091         $2,286,146         $2,194,110

INCREASE (DECREASES) IN NET ASSETS
Operations:                                            40,999           6,064             28,211             52,674
  Net investment income (loss)...    123,278
  Net realized gain (loss) on
    investments..................     40,676            5,157              (4)                 -             16,020
  Net unrealized appreciation
    (depreciation) of
    investments..................     96,713            7,624          (7,958)                 -           (104,858)
                                 ---------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................    260,667           53,780          (1,898)            28,211            (36,164)

Changes from principal
 transactions:
  Purchase payments..............     64,932           13,232             138          1,227,624             81,924
  Contract distributions and
    terminations.................    (89,122)         (75,642)         (4,004)           (57,927)          (128,005)
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................    211,393          394,429         247,386         (2,832,094)           287,695
                                 ---------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......    187,203          332,019         243,520         (1,662,397)           241,614
                                 ---------------------------------------------------------------------------------------
Total increase (decrease)........    447,870          385,799         241,622         (1,634,186)           205,450
                                 ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..  4,106,503        1,935,109         398,713            651,960          2,399,560

INCREASE (DECREASE) IN NET ASSETS
Operations:                           215,896
  Net investment income (loss)...                      82,595          26,235             25,809             51,306
  Net realized gain (loss) on
    investments..................     54,589           27,045          (2,403)                 -              1,094
  Net unrealized appreciation
    (depreciation) of
    investments..................   (140,796)         (70,938)        (14,042)                 -            199,216
                                 ---------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................    129,689           38,702           9,790             25,809            251,616

Changes from principal
 transactions:
  Purchase payments..............     61,595            1,153             (50)           (47,822)           (85,437)
  Contract distributions and
    terminations.................   (196,624)         (29,967)        (40,147)            11,316            (58,701)
  Transfer payments from (to)
    fixed account and other
    divisions....................   (192,143)        (509,816)          3,462           (188,166)           (29,429)
                                 ---------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......   (327,172)        (538,630)        (36,735)          (224,672)          (173,567)
                                 ---------------------------------------------------------------------------------------
Total increase (decrease)........   (197,483)        (499,928)        (26,945)          (198,863)            78,049
                                 ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000.. $3,909,020       $1,435,181        $371,768           $453,097         $2,477,609
                                 =======================================================================================


(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 20

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT NY-B
                        STATEMENTS OF CHANGES IN NET ASSETS
          For the years ended December 31, 2000 and 1999, except as noted
                                   (continued)

                                        SMITH
                                       BARNEY              SMITH
                                 INTERNATIONAL            BARNEY
                                       EQUITY        HIGH INCOME
                                     DIVISION           DIVISION            COMBINED
                                 -------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999....    $460,926           $343,421         $26,699,202

INCREASE (DECREASE) IN NET ASSETS
Operations:                            (6,122)            19,949           1,138,875
  Net investment income (loss)...
  Net realized gain (loss) on
    investments..................       9,157             (6,820)            618,232
  Net unrealized appreciation
    (depreciation) of
    investments..................     277,097            (10,457)          5,083,881
                                 -------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................     280,132              2,672           6,840,988

Changes from principal
 transactions:
  Purchase payments..............      37,165             32,993          10,825,573
  Contract distributions and
    terminations.................     (17,915)           (28,838)         (1,756,832)
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................     (51,884)            30,514           4,605,578
                                 -------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     (32,634)            34,669          13,674,319
                                 -------------------------------------------------------
Total increase (decrease)........     247,498             37,341          20,515,307
                                 -------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..     708,424            380,762          47,214,509

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...      (7,767)            24,584           5,550,420
  Net realized gain (loss) on
    investments..................      15,140            (14,838)            907,804
  Net unrealized appreciation
    (depreciation) of
    investments..................    (220,801)           (46,120)        (10,830,444)
                                 -------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................    (213,428)           (36,374)         (4,372,220)

Changes from principal
 transactions:
  Purchase payments..............       9,709              1,379          13,448,154
  Contract distributions and
    terminations.................     (48,180)           (46,123)         (2,302,246)
  Transfer payments from (to)
    fixed account and other
    divisions....................     199,624              7,475           3,444,136
                                 -------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     161,153            (37,269)         14,860,044
                                 -------------------------------------------------------
Total increase (decrease)........     (52,275)           (73,643)         10,487,824
                                 -------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000..    $656,149           $307,119         $57,702,333
                                 =======================================================

(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                            21

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000


1. ORGANIZATION

First Golden American Life Insurance Company of New York Separate Account NY-B (the "Account") was established by First Golden American Life Insurance Company of New York ("First Golden") to support the operations of variable annuity contracts ("Contracts"). First Golden is a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American"), a wholly owned subsidiary of Equitable of Iowa Companies, Inc. First Golden is primarily engaged in the issuance of variable insurance products and is licensed as a stock life insurance company in the states of New York and Delaware.

Operations of the Account commenced on May 19, 1997. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. First Golden provides for variable accumulation and benefits under the contracts by crediting annuity considerations to one or more divisions within the Account or the First Golden Fixed Separate Account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business First
Golden may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of First Golden. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of First Golden.

At December 31, 2000, the Account had, under First Golden's GoldenSelect Contracts ("DVA Plus"), thirty-two investment divisions: Limited Maturity Bond, Hard Assets, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Emerging Markets, Value Equity, Strategic Equity, Small Cap, Managed Global, Liquid Asset, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Global Fixed Income, Developing World, Investors, Growth & Income, All Cap, Asset Allocation Growth, Diversified Mid-Cap, Large Cap Value, ING Global Brand Names, SP Jennison International Growth, Prudential Jennison, PIMCO High Yield Bond, and PIMCO StocksPLUS Growth and Income. The Account also had, under First Golden's Empire PrimElite Contracts ("Empire DVA"), thirteen investment divisions: Appreciation, Select High Growth, Select Growth, Select Balanced, Select Conservative, Select Income, Smith Barney Money Market, Smith Barney Large Cap Value, Smith Barney International

Equity, Smith Barney High Income, Mid-Cap Growth, Research, and Total Return Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as a "Portfolio") of mutual funds of The GCG Trust, ING Variable Insurane Trust PIMCO Variable Insurance Trust, Prudential Series Funds Inc., Greenwich Street Series Fund Inc., Smith Barney Concert Allocation Series Inc., or Travelers Series Fund Inc. (the "Trusts"). At December 31, 2000, Growth Opportunities, Galaxy VIP Asset Allocation, Galaxy VIP Equity Funds, Galaxy VIP Growth & Income, Galaxy VIP High Quality, Galaxy VIP Small Co., and Special Situations divisions were available under GoldenSelect Contracts but did not have investments.

On January 28, 2000, the consolidation of the All Growth Series into the Mid Cap Growth Series took place at no cost to current contract holders. Shares of the Mid-Cap Growth Series were substituted for shares of the All Growth Series.


2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of First Golden which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of First Golden.

3. CHARGES AND FEES

There are two different death benefit options referred to as Standard and Annual Ratchet. Under the terms of the Contracts, certain charges are allocated to the Contracts to cover First Golden's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: First Golden assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.10% and 1.25% of the assets attributable to the Standard and Annual Ratchet, respectively, to cover these risks.

ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of .15% of assets attributable to the Contracts is deducted.

ADMINISTRATIVE CHARGES: An administrative charge of $30 per Contract year is deducted from the accumulation value of the Contracts to cover ongoing administrative expenses. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period.

CONTINGENT DEFERRED SALES CHARGES: A contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven-year period from the date a premium payment is received. The Surrender Charge is imposed at a rate of 7% during the first year of purchase declining to 6%, 5%, 4%, 3%, 2%, and 1% in the second, third, fourth, fifth, sixth, and seventh years, respectively.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the payment by First Golden depends on the annuitant's state of residence and currently ranges up to 3.5% of premiums.



4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                       YEAR ENDED DECEMBER 31
                                                                 2000                           1999
                                                   ------------------------------------------------------------
                                                       PURCHASES          SALES     PURCHASES           SALES
                                                   ------------------------------------------------------------

The GCG Trust:
  Limited Maturity Bond Series                          $691,679        $237,466      $233,217         $14,477
  Hard Assets Series                                       9,607             343         5,536          13,808
  All-Growth Series                                       83,052         166,169       129,198         111,522
  Real Estate Series                                     190,954           3,568        10,197           5,821
  Fully Managed Series                                   427,862          75,543       424,061          15,534
  Equity Income Series                                   318,824         207,959       362,784           9,699
  Capital Appreciation Series                          1,385,459         111,619       790,040         166,600
  Rising Dividends Series                              1,151,807         368,143     1,594,116         172,103
  Emerging Markets Series                                193,775          22,463        30,981             782
  Value Equity Series                                    168,719         242,866       331,388          53,685
  Strategic Equity Series                                774,172         145,214       284,056          72,861
  Small Cap Series                                     2,529,682         236,335     1,008,740         183,298
  Managed Global Series                                1,276,406         120,244       616,769          43,023
  Liquid Asset Series                                  1,333,103         772,277     1,562,563       1,185,346
  Mid-Cap Growth Series                                5,504,012         478,080     1,029,322         189,550
  Capital Growth Series                                  579,403         311,772     1,595,773         944,593
  Research Series                                      1,882,115         288,441     1,448,811         299,087
  Total Return Series                                  1,067,893         355,054     1,461,416         352,870
  Growth Series                                        5,666,469         541,177     4,493,415         191,652
  Global Fixed Income Series                              92,133             863        42,195           4,545
  Developing World Series                                126,773          55,779       142,412             120
  Investors Series                                        85,773           2,486             -               -
  Growth & Income                                          4,001              13             -               -
  All Cap Series                                         684,588          80,015             -               -
  Asset Allocation Growth                                 33,521              14             -               -
  Diversified Mid-Cap                                      2,506               5             -               -
  Large Cap Value                                        143,254          21,390             -               -
ING Variable Insurance Trust:
  ING Global Brand Names Series                           21,691             201             -               -
Prudential Series Funds Inc.:
  SP Jennison International Growth Portfolio               7,494               7             -               -
  Prudential Jennison Portfolio                           21,112             107             -               -
PIMCO Variable Insurance Trust:                                                              -               -
  PIMCO High Yield Bond Portfolio                        147,787          73,599        42,460             770
  PIMCO StocksPLUS Growth and Income Portfolio
                                                         158,113         159,028       327,316           1,194
Greenwich Street Series Fund Inc.:
  Appreciation Portfolio                                 539,293         767,008     1,564,618         433,804
Smith Barney Concert Allocation Series Inc.:
  Select High Growth Portfolio                           195,932         222,410       223,352         330,386
  Select Growth Portfolio                                353,924         616,532       689,556         455,948
  Select Balanced Portfolio                              470,803         582,079       763,119         454,372
  Select Conservative Portfolio                          103,937         559,972       486,134         113,678
  Select Income Portfolio                                 35,598          46,098       259,067           9,533


                                                                 25

4. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                       YEAR ENDED DECEMBER 31
                                                                 2000                           1999
                                                   ------------------------------------------------------------
                                                      PURCHASES           SALES      PURCHASES         SALES
                                                   ------------------------------------------------------------
Travelers Series Fund Inc.:
  Smith Barney Money Market Portfolio                    121,103         319,966     1,081,672       2,716,821
  Smith Barney Large Cap Value Portfolio                 172,182         294,443       439,349         146,409
  Smith Barney International Equity Portfolio            209,558          56,172        54,415          93,549
  Smith Barney High Income Portfolio                      47,424          60,109       118,610          64,235
                                                   ------------------------------------------------------------
COMBINED                                             $29,013,493      $8,603,029   $23,646,658      $8,851,675
                                                   ============================================================





5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Contractowners'  transactions shown in the following table reflect gross inflows
("Purchases") and outflows ("Sales") in units for each Division.

                                                                     YEAR ENDED DECEMBER 31
                                                               2000                          1999
                                                   -----------------------------------------------------------
                                                     PURCHASES        SALES        PURCHASES       SALES
                                                   -----------------------------------------------------------

Limited Maturity Bond Division                          37,541        13,319          13,464           845
Hard Assets Division                                       593            11             326           808
All-Growth Division                                                    5,120           5,921         6,103
Real Estate Division                                     7,212            99             350           243
Fully Managed Division                                  15,212         3,076          18,110           585
Equity Income Division                                  12,515         9,987          13,318           272
Capital Appreciation Division                           47,365         5,584          27,498         6,167
Rising Dividends Division                               41,899        14,275          64,466         7,512
Emerging Markets Division                               17,652         2,282           3,087            44
Value Equity Division                                    9,825        14,634          19,220         4,356
Strategic Equity Division                               31,128         6,205          17,663         4,448
Small Cap Division                                      71,148        10,576          51,164        11,215
Managed Global Division                                 38,934         6,732          31,115         2,189
Liquid Asset Division                                   85,144        50,502         105,019        79,947
Mid-Cap Growth Division                                 82,804        14,454          31,808         7,834
Capital Growth Division                                 28,812        16,983          85,918        49,165
Research Division                                       49,752        11,316          61,611        14,370
Total Return Division                                   47,194        21,667          79,305        20,563
Growth Division                                        179,467        21,563         210,644        11,310
Global Fixed Income Division                             7,436             -           3,383           345
Developing World Division                               12,492         5,232          13,214             -
Investors Division                                       7,530           203               -             -
Growth & Income Division                                   400             -               -             -
All Cap Division                                        59,509         7,552               -             -
Asset Allocation Growth Division                         3,577             -               -             -
Diversified Mid-Cap Division                               260             -               -             -
Large Cap Value Division                                13,379         2,042               -             -
ING Global Brand Names Division                          2,221            13               -             -
SP Jennison International Growth Division                  848             -               -             -
Prudential Jennison Division                             1,969             -               -             -


                                                                 26


5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)

                                                                     YEAR ENDED DECEMBER 31
                                                               2000                          1999
                                                   -----------------------------------------------------------
                                                     PURCHASES        SALES        PURCHASES       SALES
                                                   -----------------------------------------------------------

PIMCO High Yield Bond Division                          13,902         7,348           4,011            50
PIMCO StocksPLUS Growth and Income Division             10,403        12,699          24,782            11
Appreciation Division                                   25,706        40,280          88,587        24,412
Select High Growth Division                              7,774        13,478          15,526        23,775
Select Growth Division                                  13,266        43,074          48,429        33,657
Select Balanced Division                                15,901        41,347          50,092        36,248
Select Conservative Division                                30        45,585          36,505         8,389
Select Income Division                                     356         3,493          21,716           529
Smith Barney Money Market Division                       7,436        26,129         100,813       246,386
Smith Barney Large Cap Value Division                    5,045        14,477          19,242         6,966
Smith Barney International Equity Division               9,396         2,439           3,938         6,242
Smith Barney High Income Division                        1,209         4,272           7,159         4,766
                                                   -----------------------------------------------------------
COMBINED                                             1,024,242       498,048       1,277,404       619,752
                                                   ===========================================================

6. NET ASSETS
Investments at net asset value at December 31, 2000 consisted of the following:

                                                 LIMITED
                                                MATURITY          HARD               ALL-           REAL            FULLY
                                                    BOND        ASSETS             GROWTH         ESTATE          MANAGED
                                                DIVISION      DIVISION           DIVISION       DIVISION         DIVISION
                                            --------------------------------------------------------------------------------
Unit transactions..................             $650,281       $19,648          $(109,113)      $223,594         $789,281
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........                51,435        (1,917)           109,113         13,644          125,239
Net unrealized appreciation
   (depreciation) of investments...              (16,164)          325                  -          4,153           51,006
                                            --------------------------------------------------------------------------------
                                                $685,552       $18,056                 $-       $241,391         $965,526
                                            ================================================================================

                                                   EQUITY        CAPITAL          RISING          EMERGING          VALUE
                                                   INCOME   APPRECIATION       DIVIDENDS           MARKETS         EQUITY
                                                 DIVISION       DIVISION        DIVISION          DIVISION       DIVISION
                                            --------------------------------------------------------------------------------
Unit transactions..................              $692,432     $1,901,437      $2,892,450          $230,437       $316,308
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........                90,295        146,758         173,039           (3,214)        (15,673)
Net unrealized appreciation
   (depreciation) of investments...               (30,909)      (317,389)        (53,486)         (61,554)         15,948
                                            --------------------------------------------------------------------------------
                                                 $751,818     $1,730,806      $3,012,003         $165,669        $316,583
                                            ================================================================================



                                               STRATEGIC            SMALL        MANAGED          LIQUID          MID-CAP
                                                  EQUITY              CAP         GLOBAL           ASSET           GROWTH
                                                DIVISION         DIVISION       DIVISION        DIVISION         DIVISION
                                            --------------------------------------------------------------------------------
Unit transactions..................             $872,255       $2,465,981     $1,346,225      $1,021,226       $4,419,679
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........               91,745          937,655        592,862          42,468        2,461,148
Net unrealized appreciation
   (depreciation) of investments...             (167,428)      (1,304,345)      (458,713)              -       (1,473,035)
                                            --------------------------------------------------------------------------------
                                                $796,572       $2,099,291     $1,480,374      $1,063,694     $  5,407,792
                                            ================================================================================

                                                  CAPITAL                                                    GLOBAL FIXED
                                                   GROWTH        RESEARCH   TOTAL RETURN            GROWTH         INCOME
                                                 DIVISION        DIVISION       DIVISION          DIVISION       DIVISION
                                            --------------------------------------------------------------------------------
Unit transactions..................            $1,256,733      $4,471,567     $3,165,529        $9,279,717       $122,949
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........               205,154         739,996        377,227           808,930          5,650
Net unrealized appreciation
   (depreciation) of investments...              (170,935)        (83,886)       226,011        (1,648,648)        (5,539)
                                            --------------------------------------------------------------------------------
                                               $1,290,952      $5,127,677     $3,768,767        $8,439,999       $123,060
                                            ================================================================================

                                               DEVELOPING                         GROWTH &
                                                    WORLD      INVESTORS            INCOME         ALL CAP
                                                 DIVISION       DIVISION          DIVISION        DIVISION
                                            -----------------------------------------------------------------
Unit transactions..................              $210,213        $81,205            $3,997        $593,187
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........                 1,564          2,085                (9)         14,887
Net unrealized appreciation
   (depreciation) of investments...               (56,532)          (776)              (12)         (5,786)
                                            -----------------------------------------------------------------
                                                 $155,245        $82,514            $3,976        $602,288
                                            =================================================================


                                                   ASSET                                        ING GLOBAL    SP JENNISON
                                              ALLOCATION      DIVERSIFIED        LARGE CAP           BRAND  INTERNATIONAL
                                                  GROWTH        MID - CAP            VALUE           NAMES         GROWTH
                                                DIVISION         DIVISION         DIVISION        DIVISION       DIVISION
                                           -----------------------------------------------------------------------------------

Unit transactions..................              $33,485           $2,499         $121,249         $21,536        $7,494
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........                   22                2             (373)            (62)           (7)
Net unrealized appreciation
   (depreciation) of investments...                   37               63           (1,331)         (2,136)         (225)
                                           -----------------------------------------------------------------------------------
                                                 $33,544           $2,564         $119,545         $19,338        $7,262
                                           ===================================================================================

                                                                                    PIMCO
                                                                    PIMCO       STOCKSPLUS
                                              PRUDENTIAL       HIGH YIELD       GROWTH AND                     SELECT HIGH
                                                JENNISON             BOND           INCOME    APPRECIATION          GROWTH
                                                DIVISION         DIVISION         DIVISION        DIVISION        DIVISION
                                            ---------------------------------------------------------------------------------
Unit transactions..................              $19,166         $107,252         $279,412      $4,197,881      $1,321,400
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........                1,842            3,918           33,289         339,173         146,471
Net unrealized appreciation
   (depreciation) of investments...               (5,550)          (5,919)         (49,101)        431,508         177,955
                                            ---------------------------------------------------------------------------------
                                                 $15,458         $105,251         $263,600      $4,968,562      $1,645,826
                                            =================================================================================

                                                                                                                     SMITH
                                                                                                                    BARNEY
                                                   SELECT          SELECT           SELECT         SELECT            MONEY
                                                   GROWTH        BALANCED     CONSERVATIVE         INCOME           MARKET
                                                 DIVISION        DIVISION         DIVISION       DIVISION         DIVISION
                                            ---------------------------------------------------------------------------------

Unit transactions..................            $2,180,037      $3,372,780       $1,290,933        $360,727        $353,807
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........               332,935         428,953          163,491          29,904          99,290
Net unrealized appreciation
   (depreciation) of investments...                68,863         107,287          (19,243)        (18,863)              -
                                            ---------------------------------------------------------------------------------
                                               $2,581,835      $3,909,020       $1,435,181        $371,768       $453,097
                                            =================================================================================


                                                    SMITH           SMITH          SMITH
                                                   BARNEY          BARNEY         BARNEY
                                                LARGE CAP   INTERNATIONAL           HIGH
                                                    VALUE          EQUITY         INCOME
                                                 DIVISION        DIVISION       DIVISION          COMBINED
                                            -----------------------------------------------------------------

Unit transactions..................            $2,169,119        $602,383       $342,124       $53,700,502
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........               148,661           6,041         29,518         8,733,149
Net unrealized appreciation
   (depreciation) of investments...               159,829          47,725        (64,523)       (4,731,318)
                                            -----------------------------------------------------------------
                                               $2,477,609        $656,149       $307,119       $57,702,333
                                            =================================================================

7. UNIT VALUES

Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2000 follows:

                  DIVISION/CONTRACT                         UNITS          UNIT VALUE       EXTENDED VALUE
-------------------------------------------------------------------------------------------------------------

LIMITED MATURITY BOND
   Contracts in accumulation period:
     DVA PLUS - Standard                                    13,729            $18.08            $248,276
     DVA PLUS - Annual Ratchet                              24,618             17.76             437,246
                                                                                          -------------------
                                                                                                 685,552
HARD ASSETS
   Contracts in accumulation period:
       DVA PLUS - Standard                                      33             16.61                 548
     DVA PLUS - Annual Ratchet                               1,074             16.30              17,508
                                                                                          -------------------
                                                                                                  18,056
REAL ESTATE
   Contracts in accumulation period:
     DVA PLUS - Standard                                       669             27.12              18,140
     DVA PLUS - Annual Ratchet                               8,381             26.64             223,251
                                                                                          -------------------
                                                                                                 241,391
FULLY MANAGED
   Contracts in accumulation period:
     DVA PLUS - Standard                                    16,195             26.51             429,286
     DVA PLUS - Annual Ratchet                              20,597             26.03             536,240
                                                                                          -------------------
                                                                                                 965,526



7. UNIT VALUES (CONTINUED)

                  DIVISION/CONTRACT                         UNITS          UNIT VALUE       EXTENDED VALUE
------------------------------------------------------ ----------------- ---------------- -------------------

EQUITY INCOME
   Contracts in accumulation period:
     DVA PLUS - Standard                                    12,603             24.35             306,843
     DVA PLUS - Annual Ratchet                              18,608             23.91             444,975
                                                                                          -------------------
                                                                                                 751,818
CAPITAL APPRECIATION
   Contracts in accumulation period:
     DVA PLUS - Standard                                    12,782             25.50             325,950
     DVA PLUS - Annual Ratchet                              55,812             25.17           1,404,856
                                                                                          -------------------
                                                                                               1,730,806
RISING DIVIDENDS
   Contracts in accumulation period:
     DVA PLUS - Standard                                    16,266              25.21            410,007
     DVA PLUS - Annual Ratchet                             104,356              24.93          2,601,996
                                                                                          -------------------
                                                                                               3,012,003
EMERGING MARKETS
   Contracts in accumulation period:
     DVA PLUS - Standard                                     2,486               7.84             19,496
     DVA PLUS - Annual Ratchet                              18,844               7.76            146,173
                                                                                          -------------------
                                                                                                 165,669
VALUE EQUITY
   Contracts in accumulation period:
     DVA PLUS - Standard                                     7,908              19.63            155,271
     DVA PLUS - Annual Ratchet                               8,289              19.46            161,312
                                                                                          -------------------
                                                                                                 316,583
STRATEGIC EQUITY
   Contracts in accumulation period:
     DVA PLUS - Standard                                     6,748              19.07            128,697
     DVA PLUS - Annual Ratchet                              35,294              18.92            667,875
                                                                                          -------------------
                                                                                                 796,572
SMALL CAP
   Contracts in accumulation period:
     DVA PLUS - Standard                                     8,312              18.54            154,097
     DVA PLUS - Annual Ratchet                             105,739              18.40          1,945,194
                                                                                          -------------------
                                                                                               2,099,291
MANAGED GLOBAL
   Contracts in accumulation period:
     DVA PLUS - Standard                                    14,147              20.44            289,185
     DVA PLUS - Annual Ratchet                              58,993              20.19          1,191,189
                                                                                          -------------------
                                                                                               1,480,374
LIQUID ASSET
   Contracts in accumulation period:
     DVA PLUS - Standard                                    17,132              15.75            269,857
     DVA PLUS - Annual Ratchet                              51,311              15.47            793,837
                                                                                          -------------------
                                                                                               1,063,694


                                                                 31


7. UNIT VALUES (CONTINUED)

                  DIVISION/CONTRACT                         UNITS          UNIT VALUE       EXTENDED VALUE
-------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH
   Contracts in accumulation period:
     DVA PLUS - Standard                                     8,243             42.70             351,972
     DVA PLUS - Annual Ratchet                              72,702             42.23           3,070,418
     Empire DVA - Standard                                   7,659             42.70             327,006
     Empire DVA - Annual Ratchet                            39,269             42.23           1,658,396
                                                                                          -------------------
                                                                                               5,407,792
CAPITAL GROWTH
   Contracts in accumulation period:
     DVA PLUS - Standard                                    11,899             17.33             206,265
     DVA  PLUS - Annual Ratchet                             63,025             17.21           1,084,687
                                                                                          -------------------
                                                                                               1,290,952
RESEARCH
   Contracts in accumulation period:
     DVA PLUS - Standard                                     9,717             26.63             258,761
     DVA PLUS - Annual Ratchet                              70,551             26.39           1,862,147
     Empire DVA - Standard                                  29,935             26.63             797,220
     Empire DVA - Annual Ratchet                            83,711             26.39           2,209,549
                                                                                          -------------------
                                                                                               5,127,677
TOTAL RETURN
   Contracts in accumulation period:
     DVA PLUS - Standard                                    29,586             20.94             619,483
     DVA PLUS - Annual Ratchet                              82,761             20.75           1,716,909
     Empire DVA - Standard                                  10,069             20.94             210,836
     Empire DVA - Annual Ratchet                            58,881             20.75           1,221,539
                                                                                          -------------------
                                                                                               3,768,767
GROWTH
   Contracts in accumulation period:
     DVA PLUS - Standard                                    39,568             22.17             877,369
     DVA PLUS - Annual Ratchet                             343,505             22.02           7,562,630
                                                                                          -------------------
                                                                                               8,439,999
GLOBAL FIXED INCOME
   Contracts in accumulation period:
     DVA PLUS - Standard                                     1,186             11.85              14,049
     DVA PLUS - Annual Ratchet                               9,288             11.74             109,011
                                                                                          -------------------
                                                                                                 123,060


                                                                 32


7. UNIT VALUES (CONTINUED)

                  DIVISION/CONTRACT                         UNITS          UNIT VALUE       EXTENDED VALUE
-------------------------------------------------------------------------------------------------------------

DEVELOPING WORLD
      Contracts in accumulation period:
          DVA PLUS - Standard                                1,732              7.61              13,188
          DVA PLUS - Annual Ratchet                         18,742              7.58             142,057
                                                                                          -------------------
                                                                                                 155,245
INVESTORS
      Contracts in accumulation period:
          DVA PLUS - Annual Ratchet                          7,327             11.26              82,514

GROWTH & INCOME
      Contracts in accumulation period:
          DVA PLUS - Annual Ratchet                            400              9.94               3,976

ALL CAP
      Contracts in accumulation period:
          DVA PLUS - Standard                                4,314             11.61              50,099
          DVA PLUS - Annual Ratchet                         47,643             11.59             552,189
                                                                                          -------------------
                                                                                                 602,288
ASSET ALLOCATION GROWTH
      Contracts in accumulation period:
          DVA PLUS - Standard                                    -              9.38                   -
          DVA PLUS - Annual Ratchet                          3,577              9.38              33,544

DIVERSIFIED MID-CAP
      Contracts in accumulation period:
          DVA PLUS - Annual Ratchet                            260              9.86               2,564

LARGE CAP VALUE
      Contracts in accumulation period:
          DVA PLUS - Standard                                  353             10.56               3,726
          DVA PLUS - Annual Ratchet                         10,984             10.54             115,819
                                                                                          -------------------
                                                                                                 119,545
ING GLOBAL BRAND NAMES
      Contracts in accumulation period:
          DVA PLUS - Standard                                1,368              8.76              11,989
          DVA PLUS - Annual Ratchet                            840              8.75               7,349
                                                                                          -------------------
                                                                                                  19,338
SP JENNISON INTERNATIONAL GROWTH
      Contracts in accumulation period:
          DVA PLUS - Annual Ratchet                            848              8.56               7,262


                                                                 33


7. UNIT VALUES (CONTINUED)

DIVISION/CONTRACT                                            UNITS          UNIT VALUE      EXTENDED VALUE
-------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON
   Contracts in accumulation period:
     DVA PLUS - Standard                                     1,467              7.85              11,519
     DVA PLUS - Annual Ratchet                                 502              7.85               3,939
                                                                                          -------------------
                                                                                                  15,458

PIMCO HIGH YIELD BOND
   Contracts in accumulation period:
     DVA PLUS - Standard                                       282             10.05               2,833
     DVA PLUS - Annual Ratchet                              10,233             10.01             102,418
                                                                                          -------------------
                                                                                                 105,251

PIMCO STOCKSPLUS GROWTH AND INCOME
   Contracts in accumulation period:
     DVA PLUS - Standard                                     4,111             11.77              48,385
     DVA PLUS - Annual Ratchet                              18,364             11.72             215,215
                                                                                          -------------------
                                                                                                 263,600
APPRECIATION
   Contracts in accumulation period:
     Empire DVA - Standard                                  76,534             18.16           1,389,850
     Empire DVA - Annual Ratchet                           198,485             18.03           3,578,712
                                                                                          -------------------
                                                                                               4,968,562
SELECT HIGH GROWTH
   Contracts in accumulation period:
     Empire DVA - Standard                                  22,501             14.22             319,859
     Empire DVA - Annual Ratchet                            93,830             14.13           1,325,967
                                                                                          -------------------
                                                                                               1,645,826
SELECT GROWTH
   Contracts in accumulation period:
     Empire DVA - Standard                                  40,188             13.41             538,809
     Empire DVA - Annual Ratchet                           153,289             13.33           2,043,026
                                                                                          -------------------
                                                                                               2,581,835
SELECT BALANCED
   Contracts in accumulation period:
     Empire DVA - Standard                                  56,210             13.16             739,599
     Empire DVA - Annual Ratchet                           242,356             13.08           3,169,421
                                                                                          -------------------
                                                                                               3,909,020
SELECT CONSERVATIVE
   Contracts in accumulation period:
     Empire DVA - Standard                                  48,469               12.32           597,024
     Empire DVA - Annual Ratchet                            68,491               12.24           838,157
                                                                                          -------------------
                                                                                               1,435,181


                                                                 34


7. UNIT VALUES (CONTINUED)

                  DIVISION/CONTRACT                         UNITS          UNIT VALUE       EXTENDED VALUE
-------------------------------------------------------------------------------------------------------------

SELECT INCOME
   Contracts in accumulation period:
     Empire DVA - Standard                                  19,676               11.73           230,813
     Empire DVA - Annual Ratchet                            12,088               11.66           140,955
                                                                                          -------------------
                                                                                                 371,768
SMITH BARNEY MONEY MARKET
   Contracts in accumulation period:
     Empire DVA - Standard                                   9,455               12.39           117,156
     Empire DVA - Annual Ratchet                            27,295               12.31           335,941
                                                                                          -------------------
                                                                                                 453,097
SMITH BARNEY LARGE CAP VALUE
   Contracts in accumulation period:
     Empire DVA - Standard                                  38,046               21.34             812,060
     Empire DVA - Annual Ratchet                            78,700               21.16           1,665,549
                                                                                          -------------------
                                                                                                 2,477,609
SMITH BARNEY INTERNATIONAL EQUITY
   Contracts in accumulation period:
     Empire DVA - Standard                                   7,551               17.89             135,105
     Empire DVA - Annual Ratchet                            29,368               17.74             521,044
                                                                                          -------------------
                                                                                                   656,149
SMITH BARNEY HIGH INCOME
   Contracts in accumulation period:
     Empire DVA - Standard                                   8,768               12.56             110,169
     Empire DVA - Annual Ratchet                            15,808               12.46             196,950
                                                                                          -------------------
                                                                                                   307,119
                                                       -----------------                  -------------------
COMBINED                                                 2,992,936                             $57,702,333
                                                       =================                  ===================


                                                                 35

                       Statement of Additional Information

                                EMPIRE PRIMELITE

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT

                         ISSUED BY SEPARATE ACCOUNT NY-B
           OF FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus for the First Golden American Life Insurance Company of New York Deferred Combination Variable and Fixed Annuity Contract which is referred to herein.

The prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to First Golden American Life Insurance Company of New York, Customer Service Center, 230 Park Avenue, Suite 966, New York, New York 10169-0999 or telephone 1-800-963-9539.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   MAY 1, 2001

                                TABLE OF CONTENTS
Item                                                                        Page
Introduction................................................................   1
Description of First Golden American Life Insurance Company of New York.....   1
Safekeeping of Assets.......................................................   1
The Administrator...........................................................   1
Independent Auditors........................................................   1
Distribution of Contracts...................................................   2
Performance Information.....................................................   2
IRA Partial Withdrawal Option...............................................   7
Other Information...........................................................   7
Financial Statements of Separate Account NY-B...............................   8

                                  INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account NY-B.

               DESCRIPTION OF FIRST GOLDEN AMERICAN LIFE INSURANCE
                               COMPANY OF NEW YORK

First Golden American Life Insurance Company of New York ("First Golden") is a stock life insurance company organized under the laws of the State of New York. First Golden is a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American"). On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc. On October 24, 1997, Equitable of Iowa and ING Groep NV ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with approximately $605 billion in assets as of December 31, 2000. As of December 31, 2000, First Golden has approximately $96 million in total assets. First Golden is licensed to do variable annuity business in the states of Delaware and New York.

                              SAFEKEEPING OF ASSETS

First Golden American acts as its own custodian for Separate Account NY-B.

                                THE ADMINISTRATOR

On November 8, 1996, First Golden and Golden American entered into an administrative service agreement pursuant to which Golden American agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Golden American in relation to this service agreement will be reimbursed by First Golden on an allocated cost basis. First Golden entered into a similar agreement with another affiliate, Equitable Life Insurance Company of Iowa ("Equitable Life"), for additional services. For the years ended December 31, 2000 and 1999, First Golden incurred expenses of $412,000 and $137,000, respectively, under the agreement with Golden American and $340,000 and $142,000, respectively, under the agreement with Equitable Life.

Also on November 8, 1996, First Golden and DSI entered into a service agreement pursuant to which First Golden has agreed to provide DSI certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. First Golden expects to charge DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by First Golden's employees on behalf of DSI. For the year ended December 31, 2000, charges to Golden American and DSI for these services were $225,000 and $223,000, respectively.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of First Golden and Separate Account NY-B.

                            DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of First Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by First Golden American. The variable insurance products were sold primarily through two broker/dealer institutions during the year ended December 31, 1998, through two broker/dealer institutions during the year ended December 31, 1999 and through three broker/dealer institutions during the year ended December 31, 2000. For the years ended 2000, and 1999 commissions paid by First Golden to Directed Services, Inc. aggregated $1,115,000] and $697,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

                             PERFORMANCE INFORMATION

Performance information for the subaccounts of Separate Account NY-B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by parentheses. Performance information for measures other than total return do not reflect sales load which can have a maximum level of 6.5% of premium, and any applicable premium tax that can range from 0% to 3.5%.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro-rata share of subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

     EFFECTIVE YIELD = [(BASE PERIOD RETURN) +1)^365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 2000 to December 31, 2000 were 4.77% and 4.88%, respectively. For the seven calendar days ended December 31, 2000, the annualized yield and effective yield for the Smith Barney Money Market Subaccount were 4.68% and 4.79%, respectively.


SEC STANDARD 30-DAY YIELD FOR ALL SUBACCOUNTS
Quotations of yield for the remaining subaccounts will be based on all investment income per Unit (contract value divided by the index of investment experience) earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

     Yield = 2 x [((a - b)/(c x d) + 1)^6 - 1]

Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account NY-B is earned from the increase in net asset value of shares of the Investment portfolio in which the Subaccount invests and from dividends declared and paid by the Investment portfolio, which are automatically reinvested in shares of the Investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the investment portfolio), calculated pursuant to the formula:

     P(1+T)^n = ERV

Where:
          (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                     (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The SEC requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the year ending December 31, 2000 were as follows:

Average Annual Total Return for Periods Ending 12/31/00 - Standardized
----------------------------------------------------------------------

                                                                            FROM     INCEPTION
                                       1 YEAR      5 YEARS    10 YEARS   INCEPTION      DATE
THE GCG TRUST
   Total Return                         7.81%      11.02%        n/a       12.29%      10/7/94
   Research                           -12.94%      14.65%        n/a       16.74%      10/7/94
   Mid-Cap Growth                      -0.40%      25.88%        n/a       25.92%      10/7/94

TRAVELERS SERIES FUND, INC
   Smith Barney Large Cap Value         4.46%      11.49%        n/a       13.73%       4/5/95
   Smith Barney International Equity  -31.93%       8.45%        n/a       10.20%      3/27/95
   Smith Barney High Income           -16.39%       2.02%        n/a        3.60%      4/28/95
   Smith Barney Money Market           -2.52%       3.12%        n/a        3.36%      5/24/95

GREENWICH STREET SERIES FUND
   Appreciation                        -8.87%        n/a         n/a       12.70%      3/22/96

GREENWICH STREET SERIES FUND
   Select High Growth                 -15.71%        n/a         n/a        8.42%       2/5/97
   Select Growth                      -13.30%        n/a         n/a        6.76%       2/5/97
   Select Balanced                     -3.77%        n/a         n/a        6.23%       2/5/97

* Total return calculation reflects partial waiver of fees and expenses. # Non-annualized.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the Investment portfolio), calculated pursuant to the formula:

     [P(1+T)^n] = ERV

Where:
          (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                     (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.

Average Annual Total Return for the subaccounts presented on a non-standardized basis which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the year ending December 31, 1998 were as follows:

Average Annual Total Return for Periods Ending 12/31/00 - Non-Standardized
--------------------------------------------------------------------------

                                                                            FROM     INCEPTION
                                       1 YEAR      5 YEARS    10 YEARS   INCEPTION      DATE
THE GCG TRUST
   Total Return                        14.88%      11.47%        n/a       12.43%      10/7/94
   Research                            -5.87%      15.04%        n/a       16.86%      10/7/94
   Mid-Cap Growth                       6.67%      26.16%        n/a       26.02%      10/7/94

TRAVELERS SERIES FUND, INC
   Smith Barney Large Cap Value        11.53%      11.93%        n/a       13.96%       4/5/95
   Smith Barney International Equity  -24.86%       8.94%        n/a       10.46%      3/27/95
   Smith Barney High Income            -9.32%       2.63%        n/a        3.95%      4/28/95
   Smith Barney Money Market            4.55%       3.71%        n/a        3.73%      5/24/95

                                       4

GREENWICH STREET SERIES FUND
   Appreciation                        -1.80%        n/a         n/a       13.14%      3/22/96

GREENWICH STREET SERIES FUND
   Select High Growth                  -8.64%        n/a         n/a        9.27%       2/5/97
   Select Growth                       -6.23%        n/a         n/a        7.64%       2/5/97
   Select Balanced                      3.30%        n/a         n/a        7.12%       2/5/97

* Total return calculation reflects partial waiver of fees and expenses. # Non-annualized.

Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any Subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Investment portfolio of the trust in which the Separate Account NY-B Subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of First Golden as an insurance company by A.M. Best Company may be referred to in advertisements or in reports to contract owners. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A++ to F.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Measurement of Investment Experience. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the Annual Ratchet Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the Standard Death Benefit Option is lower than that used in the examples and would result in higher AUV's or contract values.


ILLUSTRATION OF CALCULATION OF AUV
     EXAMPLE 1.

     1.   AUV, beginning of period                                        $10.00
     2.   Value of securities, beginning of period                        $10.00
     3.   Change in value of securities                                  $  0.10
     4.   Gross investment return (3) divided by (2)                        0.01
     5.   Less daily mortality and expense charge                     0.00003446
     6.   Less asset based administrative charge                      0.00000411
     7.   Net investment return (4) minus (5) minus (6)               0.00996164
     8.   Net investment factor (1.000000) plus (7)                   1.00996164
     9.   AUV, end of period (1) multiplied by (8)                  $10.09961644


ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.

     1.   Initial Premium Payment                                       $  1,000
     2.   AUV on effective date of purchase (see Example 1)             $  10.00
     3.   Number of Units purchased [(1) divided by (2)]                     100
     4.   AUV for valuation date following purchase
          (see Example 1)                                            $10.0996164
     5.   Contract  Value in account for valuation date
          following purchase [(3) multiplied by (4)]                 $  1,009.96


                          IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected distributions must nonetheless be made in accordance with the requirements of Federal tax law.

First Golden notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when First Golden receives the completed election form.

First Golden calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner

                                OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                  FINANCIAL STATEMENTS OF SEPARATE ACCOUNT NY-B

The audited financial statements of Separate Account NY-B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
     Statement of Assets and Liability as of December 31, 2000 Statement of Operations for the year ended December 31, 2000 Statements of Changes in Net Assets for the year ended December
              31, 2000 and the period ended December 31, 1999
     Notes to Financial Statements

FINANCIAL STATEMENTS
FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Year ended December 31, 2000
with Report of Independent Auditors

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                              FINANCIAL STATEMENTS
                          Year ended December 31, 2000




                                    Contents

Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Net Assets........................................................2
Statements of Operations.......................................................4
Statements of Changes in Net Assets...........................................13
Notes to Financial Statements.................................................22

                         Report of Independent Auditors

The Board of Directors and Participants
First Golden American Life Insurance Company of New York

We have audited the accompanying statement of net assets of First Golden American Life Insurance Company of New York Separate Account NY-B (comprised of the Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Emerging Markets, Value Equity, Strategic Equity, Small Cap, Managed Global, Liquid Asset, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Global Fixed Income, Developing World, Investors, Growth & Income, All Cap, Asset Allocation Growth, Diversified Mid-Cap, Large Cap Value, ING Global Brand Names, SP Jennison International Growth, Prudential Jennison, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, Appreciation, Select High Growth, Select Growth, Select Balanced, Select Conservative, Select Income, Smith Barney Money Market, Smith Barney Large Cap Value, Smith Barney International Equity, and Smith Barney High Income Divisions) as of December 31, 2000, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Golden American Life Insurance Company of New York Separate Account NY-B at December 31, 2000, and the results of its operations and the changes in its net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.

                                             s/ Ernst & Young LLP


Atlanta, Georgia
February 19, 2001



            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                             STATEMENT OF NET ASSETS
                                December 31, 2000


ASSETS                                                                                        COMBINED
                                                                                              ---------

Investments at net asset value:
   The GCG Trust:
      Limited Maturity Bond Series, 65,106 shares (cost - $701,716).............               $685,552
      Hard Assets Series, 1,621 shares (cost - $17,731).........................                 18,056
      Real Estate Series, 15,871 shares (cost - $237,238).......................                241,391
      Fully Managed Series, 58,096 shares (cost - $914,520).....................                965,526
      Equity Income Series, 64,423 shares (cost - $782,727).....................                751,818
      Capital Appreciation Series, 105,989 shares (cost - $2,048,195)...........              1,730,806
      Rising Dividends Series, 128,011 shares (cost - $3,065,489)...............              3,012,003
      Emerging Markets Series, 20,453 shares (cost - $227,223)..................                165,669
      Value Equity Series, 19,060 shares (cost - $300,635)......................                316,583
      Strategic Equity Series, 47,643 shares (cost - $964,000)..................                796,572
      Small Cap Series, 196,201 shares (cost - $3,403,636)......................              2,099,291
      Managed Global Series, 125,243 shares (cost - $1,939,087).................              1,480,374
      Liquid Asset Series, 1,063,694 shares (cost - $1,063,694).................              1,063,694
      Mid-Cap Growth Series, 289,656 shares (cost - $6,880,827).................              5,407,792
      Capital Growth Series, 87,345 shares (cost - $1,461,887)..................              1,290,952
      Research Series, 244,758 shares (cost - $5,211,563).......................              5,127,677
      Total Return Series, 221,688 shares (cost - $3,542,756)...................              3,768,767
      Growth Series, 426,703 shares (cost - $10,088,647)........................              8,439,999
      Global Fixed Income Series, 12,838 shares (cost - $128,599)...............                123,060
      Developing World Series, 20,454 shares (cost - $211,777)..................                155,245
      Investors Series, 7,461 shares (cost - $83,290)...........................                 82,514
      Growth & Income Series, 399 shares (cost - $3,988)........................                  3,976
      All Cap Series, 52,621 shares (cost - $608,074)...........................                602,288
      Asset Allocation Growth Series, 3,568 shares (cost - $33,507).............                 33,544
      Diversified Mid-Cap Series, 259 shares (cost - $2,501)....................                  2,564
      Large Cap Value Series, 11,299 shares (cost - $120,876)...................                119,545
   ING Variable Insurance Trust:
      ING Global Brand Names Series, 2,195 shares (cost - $21,474)..............                 19,338
   Prudential Series Funds Inc.:
      SP Jennison International Growth Portfolio, 855 shares (cost - $7,487)....                  7,262
      Prudential Jennison Portfolio, 676 shares (cost - $21,008)................                 15,458
   PIMCO Variable Insurance Trust:
      PIMCO High Yield Bond Portfolio, 12,635 shares (cost - $111,170)..........                105,251
      PIMCO StocksPLUS Growth and Income Portfolio, 23,854 shares
        (cost - $312,701).......................................................                263,600
   Greenwich Street Series Fund Inc.:
      Appreciation Portfolio, 217,824 shares (cost - $4,537,054)................              4,968,562
   Smith Barney Concert Allocation Series Inc.:
      Select High Growth Portfolio, 118,759 shares (cost - $1,467,871)..........              1,645,826
      Select Growth Portfolio, 202,681 shares (cost - $2,512,972)...............              2,581,835


                                                 2


            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                             STATEMENT OF NET ASSETS
                                December 31, 2000
                                   (continued)


        Select Balanced Portfolio, 324,954 shares (cost - $3,801,733)...........              3,909,020
        Select Conservative Portfolio, 126,450 shares (cost - $1,454,424).......              1,435,181
        Select Income Portfolio, 34,455 shares (cost - $390,631)................                371,768
    Travelers Series Fund Inc.:
      Smith Barney Money Market Portfolio, 452,261 shares (cost - $453,097).....                453,097
      Smith Barney Large Cap Value Portfolio, 116,593 shares
        (cost - $2,317,780).....................................................              2,477,609
      Smith Barney International Equity Portfolio, 37,731 shares
        (cost - $608,424).......................................................                656,149
      Smith Barney High Income Portfolio, 30,378 shares (cost -$371,642)........                307,119
                                                                                       ---------------------
TOTAL NET ASSETS, (cost - $62,433,651)..........................................            $57,702,333
                                                                                       =====================



  See accompanying notes.


                                                3


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted



                                      LIMITED
                                     MATURITY                 HARD              ALL-               REAL             FULLY
                                         BOND               ASSETS            GROWTH             ESTATE           MANAGED
                                     DIVISION             DIVISION          DIVISION           DIVISION          DIVISION
                                   -----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................      $43,007                 $96           $82,652            $10,012           $43,750
  Capital gains distributions....            -                   -               399                  -            44,832
                                   -----------------------------------------------------------------------------------------
Total investment income..........       43,007                  96            83,051             10,012            88,582

Expenses:
  Mortality and expense risk
    and other charges............        6,158                 183               181              1,400             9,639
  Annual administrative charges            101                  10                 -                 26               179
  Contingent deferred sales
    charges......................           15                   -                 -                 53                24
                                   -----------------------------------------------------------------------------------------
Total expenses...................        6,274                 193               181              1,479             9,842
                                   -----------------------------------------------------------------------------------------
Net investment income (loss).....       36,733                 (97)           82,870              8,533            78,740

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................        3,318                 (64)          (31,182)            (1,125)           (1,922)
  Net unrealized appreciation
    (depreciation) of
    investments..................       (9,941)               (252)          (49,253)            15,059            76,490
                                   -----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................      $30,110               $(413)           $2,435            $22,467          $153,308
                                   =========================================================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                  4


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)



                                       EQUITY         CAPITAL           RISING          EMERGING         VALUE
                                       INCOME    APPRECIATION        DIVIDENDS           MARKETS        EQUITY
                                     DIVISION        DIVISION         DIVISION          DIVISION      DIVISION
                                 ---------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................     $39,621         $22,857          $15,921                $-        $3,560
  Capital gains distributions....      18,650          39,102           78,554                 -         1,308
                                 ---------------------------------------------------------------------------------
Total investment income..........      58,271          61,959           94,475                 -         4,868

Expenses:
  Mortality and expense risk
    and other charges............       8,497          18,602           39,999             2,267         3,569
  Annual administrative charges           237             155              641                25            84
  Contingent deferred sales
    charges......................       5,709           1,104            3,057                51         1,787
                                 ---------------------------------------------------------------------------------
Total expenses...................      14,443          19,861           43,697             2,343         5,440
                                 ---------------------------------------------------------------------------------
Net investment income (loss).....      43,828          42,098           50,778            (2,343)         (572)

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................     (46,121)          3,759           23,938              (527)      (18,665)
  Net unrealized appreciation
    (depreciation) of
    investments..................      66,579        (358,140)        (201,326)          (76,094)       27,554
                                 ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................     $64,286       $(312,283)       $(126,610)         $(78,964)       $8,317
                                 =================================================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                 5


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)



                                    STRATEGIC            SMALL        MANAGED            LIQUID         MID-CAP
                                       EQUITY              CAP         GLOBAL             ASSET          GROWTH
                                     DIVISION         DIVISION       DIVISION          DIVISION        DIVISION
                                 ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................          $-         $708,578       $340,931           $35,267      $1,904,852
  Capital gains distributions....      31,348          136,527         95,717                 -         164,523
                                 ----------------------------------------------------------------------------------
Total investment income..........      31,348          845,105        436,648            35,267       2,069,375

Expenses:
  Mortality and expense risk
    and other charges............       9,385           30,830         18,220             8,065          62,322
  Annual administrative charges            56              203            305               166           1,632
  Contingent deferred sales
    charges......................           -              698          3,011             6,572           8,958
                                 ----------------------------------------------------------------------------------
Total expenses...................       9,441           31,731         21,536            14,803          72,912
                                 ----------------------------------------------------------------------------------
Net investment income (loss).....      21,907          813,374        415,112            20,464       1,996,463

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................      59,260           64,356         35,298                 -         219,581
  Net unrealized appreciation
    (depreciation) of
    investments..................    (267,742)      (1,479,186)      (694,686)                -      (2,198,889)
                                 ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................   $(186,575)       $(601,456)     $(244,276)          $20,464         $17,155
                                 ==================================================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                 6


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)


                                                                                                          GLOBAL
                                     CAPITAL                           TOTAL                               FIXED
                                      GROWTH         RESEARCH         RETURN            GROWTH            INCOME
                                    DIVISION         DIVISION       DIVISION          DIVISION          DIVISION
                                 --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................    $17,952          $59,960       $169,472          $456,404            $6,692
  Capital gains distributions....     26,820          500,705        112,392           158,273                 -
                                 --------------------------------------------------------------------------------
Total investment income..........     44,772          560,665        281,864           614,677             6,692

Expenses:
  Mortality and expense risk
    and other charges............     18,505           70,492         43,955           125,504               921
  Annual administrative charges          303            1,725          1,064             1,095                 -
  Contingent deferred sales
    charges......................      3,715               75            186             4,145                 -
                                 --------------------------------------------------------------------------------
Total expenses...................     22,523           72,292         45,205           130,744               921
                                 --------------------------------------------------------------------------------
Net investment income (loss).....     22,249          488,373        236,659           483,933             5,771

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................     (1,156)          74,873        (10,808)          231,979               (78)
  Net unrealized appreciation
    (depreciation) of
    investments..................   (305,402)        (907,288)       248,990        (3,366,236)           (4,031)
                                 --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................  $(284,309)       $(344,042)      $474,841       $(2,650,324)           $1,662
                                 ================================================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                 7


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)



                                    DEVELOPING                          GROWTH &                       ALLOCATION
                                         WORLD      INVESTORS             INCOME          ALL CAP          GROWTH
                                      DIVISION       DIVISION(e)        DIVISION(f)      DIVISION(a)     DIVISION(h)
                                 ------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................         $647         $2,366                 $4          $14,230              $36
  Capital gains distributions....          611
                                 ------------------------------------------------------------------------------------
Total investment income..........        1,258          2,366                  4           14,230               36

Expenses:
  Mortality and expense risk
    and other charges............        2,358            284                 13            2,586               14
  Annual administrative charges              4              -                  -               28                -
  Contingent deferred sales
    charges......................            -              -                  -              230                -
                                 ------------------------------------------------------------------------------------
Total expenses...................        2,362            284                 13            2,844               14
                                 ------------------------------------------------------------------------------------
Net investment income (loss).....       (1,104)         2,082                 (9)          11,386               22

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................       (1,532)             3                  -            3,501                -
  Net unrealized appreciation
    (depreciation) of
    investments..................      (67,634)          (776)               (12)          (5,786)              37
                                 ------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................     $(70,270)        $1,309               $(21)          $9,101              $59
                                 ====================================================================================

(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                 8


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)


                                                        LARGE       ING GLOBAL     SP JENNISON
                                  DIVERSIFIED             CAP            BRAND    INTERNATIONAL       PRUDENTIAL
                                    MID - CAP           VALUE            NAMES           GROWTH         JENNISON
                                   DIVISION(c)       DIVISION(c)    DIVISION(d)      DIVISION(g)      DIVISION(b)
                                 ---------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................          $6          $1,059             $57                $-               $-
  Capital gains distributions....                                                                          1,944
                                 ---------------------------------------------------------------------------------------
Total investment income..........           6           1,059              57                 -            1,944

Expenses:
  Mortality and expense risk
    and other charges............           4             444              88                 7              105
  Annual administrative charges             -               -               8                 -                -
  Contingent deferred sales
    charges......................           -               -               7                 -                -
                                 ---------------------------------------------------------------------------------------
Total expenses...................           4             444             103                 7              105
                                 ---------------------------------------------------------------------------------------
Net investment income (loss).....           2             615             (46)               (7)           1,839

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................           -            (988)            (16)                -                3
  Net unrealized appreciation
    (depreciation) of
    investments..................          63          (1,331)         (2,136)             (225)          (5,550)
                                 ---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................         $65         $(1,704)        $(2,198)            $(232)         $(3,708)
                                 =======================================================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                 9


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)

                                                          PIMCO
                                        PIMCO        STOCKSPLUS
                                   HIGH YIELD          GROWTH &                         SELECT HIGH         SELECT
                                         BOND            INCOME     APPRECIATION             GROWTH         GROWTH
                                     DIVISION          DIVISION         DIVISION           DIVISION       DIVISION
                                 -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................      $8,630           $18,249          $38,100            $45,523         $80,307
  Capital gains distributions....           -             6,996           71,015             41,195          93,343
                                 -------------------------------------------------------------------------------------
Total investment income..........       8,630            25,245          109,115             86,718         173,650

Expenses:
  Mortality and expense risk
    and other charges............       1,365             3,677           70,906             24,964          41,602
  Annual administrative charges            15                54            1,230              1,959             650
  Contingent deferred sales
    charges......................           -                21          (17,503)            13,236         (10,927)
                                 -------------------------------------------------------------------------------------
Total expenses...................       1,380             3,752           54,633             40,159          31,325
                                 -------------------------------------------------------------------------------------
Net investment income (loss).....       7,250            21,493           54,482             46,559         142,325

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................      (4,674)          (12,502)          99,237             46,327          93,104
  Net unrealized appreciation
    (depreciation) of
    investments..................      (4,867)          (48,296)        (228,269)          (263,382)       (425,005)
                                 -------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................     $(2,291)         $(39,305)        $(74,550)         $(170,496)      $(189,576)
                                 =====================================================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                 10


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)

                                                                                            SMITH             SMITH
                                                                                           BARNEY            BARNEY
                                       SELECT             SELECT         SELECT             MONEY         LARGE CAP
                                     BALANCED       CONSERVATIVE         INCOME            MARKET             VALUE
                                     DIVISION           DIVISION       DIVISION          DIVISION          DIVISION
                                 --------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................    $121,665            $73,749        $27,105           $30,186           $28,654
  Capital gains distributions....     153,805             30,124          4,479                 -            51,784
                                 --------------------------------------------------------------------------------------
Total investment income..........     275,470            103,873         31,584            30,186            80,438

Expenses:
  Mortality and expense risk
    and other charges............      54,574             20,134          5,288             6,911            30,397
  Annual administrative charges         1,664                623             61               162               676
  Contingent deferred sales
    charges......................       3,336                521              -            (2,696)           (1,941)
                                 --------------------------------------------------------------------------------------
Total expenses...................      59,574             21,278          5,349             4,377            29,132
                                 --------------------------------------------------------------------------------------
Net investment income (loss).....     215,896             82,595         26,235            25,809            51,306

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................      54,589             27,045         (2,403)                -             1,094
  Net unrealized appreciation
    (depreciation) of
    investments..................    (140,796)           (70,938)       (14,042)                -           199,216
                                 --------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................    $129,689            $38,702         $9,790           $25,809          $251,616
                                 ======================================================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                 11


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)

                                       SMITH
                                      BARNEY              SMITH
                                 INTERNATIONAL           BARNEY
                                      EQUITY        HIGH INCOME
                                    DIVISION           DIVISION          COMBINED
                                 ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................      $4,985           $31,971        $4,489,113
  Capital gains distributions....           -                 -         1,864,446
                                 ----------------------------------------------------
Total investment income..........       4,985            31,971         6,353,559

Expenses:
  Mortality and expense risk
    and other charges............      10,260             4,762           759,437
  Annual administrative charges           541               220            15,902
  Contingent deferred sales
    charges......................       1,951             2,405            27,800
                                 ----------------------------------------------------
Total expenses...................      12,752             7,387           803,139
                                 ----------------------------------------------------
Net investment income (loss).....      (7,767)           24,584         5,550,420

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................      15,140           (14,838)          907,804
  Net unrealized appreciation
    (depreciation) of
    investments..................    (220,801)          (46,120)      (10,830,444)
                                 ----------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................   $(213,428)         $(36,374)      $(4,372,220)
                                 ====================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                      12

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted

                                      LIMITED
                                     MATURITY            HARD             ALL-                REAL             FULLY
                                         BOND          ASSETS           GROWTH              ESTATE           MANAGED
                                     DIVISION        DIVISION         DIVISION            DIVISION          DIVISION
                                   -----------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999....     $25,228         $14,366          $81,782             $39,881          $147,160

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...       6,546            (149)          28,887               1,997            34,201
  Net realized gain (loss) on
    investments..................        (171)         (3,598)          28,525              (1,532)              711
  Net unrealized appreciation
    (depreciation) of
    investments..................      (5,578)          6,598           35,537              (2,686)          (17,827)
                                  ------------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................         497           2,851           92,949              (2,221)           17,085

Changes from principal
 transactions:
  Purchase payments..............      19,412             154              212                 107           288,781
  Contract distributions and
    terminations.................      (1,897)              -           (1,475)             (5,274)          (12,450)
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................     194,722          (8,263)          (9,916)              7,578            98,063
                                  ------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     212,237          (8,109)         (11,179)              2,411           374,394
                                  ------------------------------------------------------------------------------------------
Total increase (decrease)........     212,734          (5,258)          81,770                 190           391,479
                                  ------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..     237,962           9,108          163,552              40,071           538,639

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...      36,733             (97)          82,870               8,533            78,740
  Net realized gain (loss) on
    investments..................       3,318             (64)         (31,182)             (1,125)           (1,922)
  Net unrealized appreciation
    (depreciation) of
    investments..................      (9,941)           (252)         (49,253)             15,059            76,490
                                  ------------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................      30,110            (413)           2,435              22,467           153,308

Changes from principal
 transactions:
  Purchase payments..............     181,119           5,565                2             114,467           165,175
  Contract distributions and
    terminations.................      (3,301)           (176)             (39)             (2,167)          (17,766)
  Transfer payments from (to)
    fixed account and other
    divisions....................     239,662           3,972         (165,950)             66,553           126,170
                                  ------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......
                                      417,480           9,361         (165,987)            178,853           273,579
                                  ------------------------------------------------------------------------------------------
Total increase (decrease)........     447,590           8,948         (163,552)            201,320          426,887
                                  ------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000..    $685,552         $18,056               $-            $241,391          $965,526
                                  ==========================================================================================

(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 13

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted
                                                            (continued)


                                       EQUITY          CAPITAL           RISING        EMERGING           VALUE
                                       INCOME     APPRECIATION        DIVIDENDS         MARKETS          EQUITY
                                     DIVISION         DIVISION         DIVISION        DIVISION        DIVISION
                                 ----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999....    $346,055         $134,348         $814,902         $18,993        $112,525

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...      57,170           85,369           35,531             187           3,982
  Net realized gain (loss) on
    investments..................      (1,008)           5,171           25,624            (108)         (3,825)
  Net unrealized appreciation
    (depreciation) of
    investments..................     (77,800)          48,292          142,866          21,886          (4,651)
                                 ----------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................     (21,638)         138,832          204,021          21,965          (4,494)

Changes from principal
 transactions:
  Purchase payments..............     144,601          468,603          833,819          17,090         101,843
  Contract distributions and
    terminations.................      (3,093)         (35,181)         (68,076)           (402)        (11,027)
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................     154,570          104,745          621,061          13,332         182,994
                                 ----------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     296,078          538,167        1,386,804          30,020         273,810
                                 ----------------------------------------------------------------------------------
Total increase (decrease)........     274,440          676,999        1,590,825          51,985         269,316
                                 ----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..     620,495          811,347        2,405,727          70,978         381,841

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...      43,828           42,098           50,778          (2,343)           (572)
  Net realized gain (loss) on
    investments..................     (46,121)           3,759           23,938            (527)        (18,665)
  Net unrealized appreciation
    (depreciation) of
    investments..................      66,579         (358,140)        (201,326)        (76,094)         27,554
                                 ----------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................      64,286         (312,283)        (126,610)        (78,964)          8,317

Changes from principal
 transactions:
  Purchase payments..............     131,989        1,106,215          809,639         132,933          41,773
  Contract distributions and
    terminations.................    (108,867)         (52,218)        (131,095)         (9,197)        (34,788)
  Transfer payments from (to)
    fixed account and other
    divisions....................      43,915          177,745           54,342          49,919         (80,560)
                                 ----------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......
                                       67,037        1,231,742          732,886         173,655         (73,575)
                                 ----------------------------------------------------------------------------------
Total increase (decrease)........     131,323          919,459          606,276          94,691         (65,258)
                                 ----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000..    $751,818       $1,730,806       $3,012,003        $165,669        $316,583
                                 ==================================================================================

(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 14

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted
                                                            (continued)


                                    STRATEGIC            SMALL        MANAGED            LIQUID         MID-CAP
                                       EQUITY              CAP         GLOBAL             ASSET          GROWTH
                                     DIVISION         DIVISION       DIVISION          DIVISION(b)     DIVISION
                                 -----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999....    $55,652         $208,044        $179,010          $125,587        $797,931

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...     (1,104)          27,137         122,197            19,522         178,116
  Net realized gain (loss) on
    investments..................      7,780           34,207          12,409                 -          37,274
  Net unrealized appreciation
    (depreciation) of
    investments..................    101,437          152,967         218,315                 -         685,536
                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................    108,113          214,311         352,921            19,522         900,926

Changes from principal
 transactions:
  Purchase payments..............     38,186          336,813         205,637           922,298         261,909
  Contract distributions and
    terminations.................     (3,582)         (11,372)        (12,035)          (22,343)        (50,924)
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................    177,727          472,978         258,067          (542,196)        451,326
                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......    212,331          798,419         451,669           357,759         662,311
                                 -----------------------------------------------------------------------------------
Total increase (decrease)........    320,444        1,012,730         804,590           377,281       1,563,237
                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..    376,096        1,220,774         983,600           502,868       2,361,168

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...     21,907          813,374         415,112            20,464       1,996,463
  Net realized gain (loss) on
    investments..................     59,260           64,356          35,298                 -         219,581
  Net unrealized appreciation
    (depreciation) of
    investments..................   (267,742)      (1,479,186)       (694,686)                -      (2,198,889)
                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................   (186,575)        (601,456)       (244,276)           20,464          17,155

Changes from principal
 transactions:
  Purchase payments..............    558,750        1,169,009         518,699           599,793       1,999,718
  Contract distributions and
    terminations.................     (3,726)         (66,599)        (72,916)         (116,594)       (282,075)
  Transfer payments from (to)
    fixed account and other
    divisions....................     52,027          377,563         295,267            57,163       1,311,826
                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......
                                     607,051        1,479,973         741,050           540,362       3,029,469
                                 -----------------------------------------------------------------------------------
Total increase (decrease)........    420,476          878,517         496,774           560,826       3,046,624
                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000..   $796,572       $2,099,291      $1,480,374        $1,063,694      $5,407,792
                                 ===================================================================================

(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 15

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted
                                                            (continued)

                                                                                                         GLOBAL
                                      CAPITAL                            TOTAL                            FIXED
                                       GROWTH         RESEARCH          RETURN           GROWTH          INCOME
                                     DIVISION         DIVISION        DIVISION         DIVISION        DIVISION(a)
                                 -----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999....    $448,417       $2,479,175      $1,719,644         $421,339              $-

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...      57,673           15,511          55,092           43,417             200
  Net realized gain (loss) on
    investments..................     123,518           49,575          10,698           40,070            (243)
  Net unrealized appreciation
    (depreciation) of
    investments..................     106,673          685,833         (22,288)       1,685,588          (1,508)
                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................     287,864          750,919          43,502        1,769,075          (1,551)

Changes from principal
 transactions:
  Purchase payments..............     914,015          631,122         519,903        2,761,610          13,873
  Contract distributions and
    terminations.................     (19,737)        (190,642)        (84,670)         (82,730)           (467)
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................    (300,680)         695,844         619,367        1,579,670          24,044
                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     593,598        1,136,324       1,054,600        4,258,550          37,450
                                 -----------------------------------------------------------------------------------
Total increase (decrease)........     881,462        1,887,243       1,098,102        6,027,625          35,899
                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..   1,329,879        4,366,418       2,817,746        6,448,964          35,899

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...      22,249          488,373         236,659          483,933           5,771
  Net realized gain (loss) on
    investments..................      (1,156)          74,873         (10,808)         231,979             (78)
  Net unrealized appreciation
    (depreciation) of
    investments..................    (305,402)        (907,288)        248,990       (3,366,236)         (4,031)
                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................    (284,309)        (344,042)        474,841       (2,650,324)          1,662

Changes from principal
 transactions:
  Purchase payments..............     395,978          658,866         356,142        4,163,150          61,537
  Contract distributions and
    terminations.................     (97,807)         (91,204)        (71,718)        (250,377)              -
  Transfer payments from (to)
    fixed account and other
    divisions....................     (52,789)         537,639         191,756          728,586          23,962
                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     245,382        1,105,301         476,180        4,641,359          85,499
                                 -----------------------------------------------------------------------------------
Total increase (decrease)........     (38,927)         761,259         951,021        1,991,035          87,161
                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000..  $1,290,952       $5,127,677      $3,768,767       $8,439,999        $123,060
                                 ===================================================================================

(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 16

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted
                                                            (continued)
                                                                                                               ASSET
                                 DEVELOPING                             GROWTH &                          ALLOCATION
                                      WORLD         INVESTORS             INCOME           ALL CAP            GROWTH
                                   DIVISION(d)       DIVISION(i)      DIVISION(j)       DIVISION(e)         DIVISION(l)
                                 ---------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999....        $-                $-                 $-                $-                $-

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...     4,177                 -                  -                 -                 -
  Net realized gain (loss) on
    investments..................        23                 -                  -                 -                 -
  Net unrealized appreciation
    (depreciation) of
    investments..................    11,102                 -                  -                 -                 -
                                 ---------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................    15,302                 -                  -                 -                 -

Changes from principal
 transactions:
  Purchase payments..............    55,587                 -                  -                 -                 -
  Contract distributions and
    terminations.................         -                 -                  -                 -                 -
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................    82,528                 -                  -                 -                 -
                                 ---------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......   138,115                 -                  -                 -                 -
                                 ---------------------------------------------------------------------------------------
Total increase (decrease)........   153,417                 -                  -                 -                 -
                                 ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..  153,417                  -                  -                 -                 -

INCREASE (DECREASE) IN NET ASSETS
Operations:                                             2,082                 (9)           11,386                22
  Net investment income (loss)...   (1,104)
  Net realized gain (loss) on
    investments..................   (1,532)                 3                  -             3,501                 -
  Net unrealized appreciation
    (depreciation) of
    investments..................  (67,634)              (776)               (12)           (5,786)               37
                                 ---------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................  (70,270)             1,309                (21)            9,101                59

Changes from principal
 transactions:
  Purchase payments..............   98,466             81,929              3,997           465,548            33,485
  Contract distributions and
    terminations.................        -             (2,224)                 -            (9,301)                -
  Transfer payments from (to)
    fixed account and other
    divisions....................  (26,368)             1,500                  -           136,940                 -
                                 ---------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......   72,098             81,205              3,997           593,187            33,485
                                 ---------------------------------------------------------------------------------------
Total increase (decrease)........    1,828             82,514              3,976           602,288            33,544
                                 ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000.. $155,245            $82,514             $3,976          $602,288           $33,544
                                 =======================================================================================


(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 17

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted
                                                            (continued)

                                                          LARGE       ING GLOBAL     SP JENNISON
                                  DIVERSIFIED               CAP            BRAND    INTERNATIONAL         PRUDENTIAL
                                    MID - CAP             VALUE            NAMES           GROWTH           JENNISON
                                   DIVISION(k)         DIVISION(g)    DIVISION(h)      DIVISION(k)        DIVISION(f)
                                 -------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999....          $-                $-              $-                $-                 $-

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...          -                 -                -                -                   -
  Net realized gain (loss) on
    investments..................          -                 -                -                -                   -
  Net unrealized appreciation
    (depreciation) of
    investments..................          -                 -                -                -                   -
                                 -------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................          -                 -                -                -                   -
                                                                                               -                   -
Changes from principal
 transactions:
  Purchase payments..............          -                 -                -                -                   -
  Contract distributions and
    terminations.................          -                 -                -                -                   -
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................          -                 -                -                -                   -
                                 -------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......         -                 -                 -                -                   -
                                 -------------------------------------------------------------------------------------
Total increase (decrease)........          -                 -                -                -                   -
                                 -------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..          -                 -                -                -                   -

INCREASE (DECREASE) IN NET ASSETS
Operations:                                2               615              (46)              (7)              1,839
  Net investment income (loss)...
  Net realized gain (loss) on
    investments..................          -              (988)             (16)               -                   3
  Net unrealized appreciation
    (depreciation) of
    investments..................         63            (1,331)          (2,136)            (225)             (5,550)
                                 -------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................         65            (1,704)          (2,198)            (232)             (3,708)

Changes from principal
 transactions:
  Purchase payments..............      2,500           111,441                9            7,494              19,166
  Contract distributions and
    terminations.................          -            (1,991)            (110)               -                   -
  Transfer payments from (to)
    fixed account and other
    divisions....................         (1)           11,799           21,637                -                   -
                                 -------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......      2,499           121,249           21,536            7,494              19,166
                                 -------------------------------------------------------------------------------------
Total increase (decrease)........      2,564           119,545           19,338            7,262              15,458
                                 -------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000..     $2,564          $119,545          $19,338           $7,262             $15,458
                                 =====================================================================================

(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 18

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted
                                                            (continued)

                                                           PIMCO
                                      PIMCO           STOCKSPLUS
                                 HIGH YIELD             GROWTH &                       SELECT HIGH            SELECT
                                       BOND               INCOME     APPRECIATION           GROWTH            GROWTH
                                   DIVISION(b)          DIVISION(c)      DIVISION         DIVISION          DIVISION
                                 ---------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999            $-                   $-       $3,713,437       $1,604,942        $2,561,147

INCREASE (DECREASES) IN NET ASSETS
Operations:
  Net investment income (loss)...      1,376              24,302           29,796            4,997            37,392
  Net realized gain (loss) on
    investments..................        (34)                 (4)          58,669           60,963            69,352
  Net unrealized appreciation
    (depreciation) of
    investments..................     (1,052)               (805)         419,137          328,588           309,860
                                 ---------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................        290              23,493          507,602          394,548           416,904

Changes from principal
 transactions:
  Purchase payments..............      3,169             285,521          321,209           55,479           166,612
  Contract distributions and
    terminations.................          -                (137)        (353,244)        (165,439)         (219,182)
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................     37,145              16,436        1,136,305             (171)          250,863
                                 ---------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     40,314             301,820        1,104,270         (110,131)          198,293
                                 ---------------------------------------------------------------------------------------
Total increase (decrease)........     40,604             325,313        1,611,872          284,417           615,197
                                 ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..     40,604             325,313        5,325,309        1,889,359         3,176,344

INCREASE (DECREASE) IN NET ASSETS
Operations:                            7,250              21,493           54,482           46,559           142,325
  Net investment income (loss)...
  Net realized gain (loss) on
    investments..................     (4,674)            (12,502)          99,237           46,327            93,104
  Net unrealized appreciation
    (depreciation) of
    investments..................     (4,867)            (48,296)        (228,269)        (263,382)         (425,005)
                                 ---------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................     (2,291)            (39,305)         (74,550)        (170,496)         (189,576)

Changes from principal
 transactions:
  Purchase payments..............     44,923              70,951         (369,435)           4,403          (237,769)
  Contract distributions and
    terminations.................     (4,122)             (6,321)          51,204         (300,184)           61,859
  Transfer payments from (to)
    fixed account and other
    divisions....................     26,137             (87,038)          36,034          222,744          (229,023)
                                 ---------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     66,938             (22,408)        (282,197)         (73,037)         (404,933)
                                 ---------------------------------------------------------------------------------------
Total increase (decrease)........     64,647             (61,713)        (356,747)        (243,533)         (594,509)
                                 ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000..   $105,251            $263,600       $4,968,562       $1,645,826        $2,581,835
                                 =======================================================================================

(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 19

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted
                                                            (continued)
                                                                                           SMITH              SMITH
                                                                                          BARNEY             BARNEY
                                      SELECT           SELECT          SELECT              MONEY          LARGE CAP
                                    BALANCED     CONSERVATIVE          INCOME             MARKET              VALUE
                                    DIVISION         DIVISION        DIVISION(a)        DIVISION           DIVISION
                                 ---------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999.... $3,658,633       $1,549,310        $157,091         $2,286,146         $2,194,110

INCREASE (DECREASES) IN NET ASSETS
Operations:                                            40,999           6,064             28,211             52,674
  Net investment income (loss)...    123,278
  Net realized gain (loss) on
    investments..................     40,676            5,157              (4)                 -             16,020
  Net unrealized appreciation
    (depreciation) of
    investments..................     96,713            7,624          (7,958)                 -           (104,858)
                                 ---------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................    260,667           53,780          (1,898)            28,211            (36,164)

Changes from principal
 transactions:
  Purchase payments..............     64,932           13,232             138          1,227,624             81,924
  Contract distributions and
    terminations.................    (89,122)         (75,642)         (4,004)           (57,927)          (128,005)
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................    211,393          394,429         247,386         (2,832,094)           287,695
                                 ---------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......    187,203          332,019         243,520         (1,662,397)           241,614
                                 ---------------------------------------------------------------------------------------
Total increase (decrease)........    447,870          385,799         241,622         (1,634,186)           205,450
                                 ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..  4,106,503        1,935,109         398,713            651,960          2,399,560

INCREASE (DECREASE) IN NET ASSETS
Operations:                           215,896
  Net investment income (loss)...                      82,595          26,235             25,809             51,306
  Net realized gain (loss) on
    investments..................     54,589           27,045          (2,403)                 -              1,094
  Net unrealized appreciation
    (depreciation) of
    investments..................   (140,796)         (70,938)        (14,042)                 -            199,216
                                 ---------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................    129,689           38,702           9,790             25,809            251,616

Changes from principal
 transactions:
  Purchase payments..............     61,595            1,153             (50)           (47,822)           (85,437)
  Contract distributions and
    terminations.................   (196,624)         (29,967)        (40,147)            11,316            (58,701)
  Transfer payments from (to)
    fixed account and other
    divisions....................   (192,143)        (509,816)          3,462           (188,166)           (29,429)
                                 ---------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......   (327,172)        (538,630)        (36,735)          (224,672)          (173,567)
                                 ---------------------------------------------------------------------------------------
Total increase (decrease)........   (197,483)        (499,928)        (26,945)          (198,863)            78,049
                                 ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000.. $3,909,020       $1,435,181        $371,768           $453,097         $2,477,609
                                 =======================================================================================


(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 20

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT NY-B
                        STATEMENTS OF CHANGES IN NET ASSETS
          For the years ended December 31, 2000 and 1999, except as noted
                                   (continued)

                                        SMITH
                                       BARNEY              SMITH
                                 INTERNATIONAL            BARNEY
                                       EQUITY        HIGH INCOME
                                     DIVISION           DIVISION            COMBINED
                                 -------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999....    $460,926           $343,421         $26,699,202

INCREASE (DECREASE) IN NET ASSETS
Operations:                            (6,122)            19,949           1,138,875
  Net investment income (loss)...
  Net realized gain (loss) on
    investments..................       9,157             (6,820)            618,232
  Net unrealized appreciation
    (depreciation) of
    investments..................     277,097            (10,457)          5,083,881
                                 -------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................     280,132              2,672           6,840,988

Changes from principal
 transactions:
  Purchase payments..............      37,165             32,993          10,825,573
  Contract distributions and
    terminations.................     (17,915)           (28,838)         (1,756,832)
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................     (51,884)            30,514           4,605,578
                                 -------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     (32,634)            34,669          13,674,319
                                 -------------------------------------------------------
Total increase (decrease)........     247,498             37,341          20,515,307
                                 -------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..     708,424            380,762          47,214,509

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...      (7,767)            24,584           5,550,420
  Net realized gain (loss) on
    investments..................      15,140            (14,838)            907,804
  Net unrealized appreciation
    (depreciation) of
    investments..................    (220,801)           (46,120)        (10,830,444)
                                 -------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................    (213,428)           (36,374)         (4,372,220)

Changes from principal
 transactions:
  Purchase payments..............       9,709              1,379          13,448,154
  Contract distributions and
    terminations.................     (48,180)           (46,123)         (2,302,246)
  Transfer payments from (to)
    fixed account and other
    divisions....................     199,624              7,475           3,444,136
                                 -------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     161,153            (37,269)         14,860,044
                                 -------------------------------------------------------
Total increase (decrease)........     (52,275)           (73,643)         10,487,824
                                 -------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000..    $656,149           $307,119         $57,702,333
                                 =======================================================

(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                            21

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000


1. ORGANIZATION

First Golden American Life Insurance Company of New York Separate Account NY-B (the "Account") was established by First Golden American Life Insurance Company of New York ("First Golden") to support the operations of variable annuity contracts ("Contracts"). First Golden is a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American"), a wholly owned subsidiary of Equitable of Iowa Companies, Inc. First Golden is primarily engaged in the issuance of variable insurance products and is licensed as a stock life insurance company in the states of New York and Delaware.

Operations of the Account commenced on May 19, 1997. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. First Golden provides for variable accumulation and benefits under the contracts by crediting annuity considerations to one or more divisions within the Account or the First Golden Fixed Separate Account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business First
Golden may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of First Golden. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of First Golden.

At December 31, 2000, the Account had, under First Golden's GoldenSelect Contracts ("DVA Plus"), thirty-two investment divisions: Limited Maturity Bond, Hard Assets, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Emerging Markets, Value Equity, Strategic Equity, Small Cap, Managed Global, Liquid Asset, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Global Fixed Income, Developing World, Investors, Growth & Income, All Cap, Asset Allocation Growth, Diversified Mid-Cap, Large Cap Value, ING Global Brand Names, SP Jennison International Growth, Prudential Jennison, PIMCO High Yield Bond, and PIMCO StocksPLUS Growth and Income. The Account also had, under First Golden's Empire PrimElite Contracts ("Empire DVA"), thirteen investment divisions: Appreciation, Select High Growth, Select Growth, Select Balanced, Select Conservative, Select Income, Smith Barney Money Market, Smith Barney Large Cap Value, Smith Barney International

Equity, Smith Barney High Income, Mid-Cap Growth, Research, and Total Return Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as a "Portfolio") of mutual funds of The GCG Trust, ING Variable Insurane Trust PIMCO Variable Insurance Trust, Prudential Series Funds Inc., Greenwich Street Series Fund Inc., Smith Barney Concert Allocation Series Inc., or Travelers Series Fund Inc. (the "Trusts"). At December 31, 2000, Growth Opportunities, Galaxy VIP Asset Allocation, Galaxy VIP Equity Funds, Galaxy VIP Growth & Income, Galaxy VIP High Quality, Galaxy VIP Small Co., and Special Situations divisions were available under GoldenSelect Contracts but did not have investments.

On January 28, 2000, the consolidation of the All Growth Series into the Mid Cap Growth Series took place at no cost to current contract holders. Shares of the Mid-Cap Growth Series were substituted for shares of the All Growth Series.


2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of First Golden which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of First Golden.

3. CHARGES AND FEES

There are two different death benefit options referred to as Standard and Annual Ratchet. Under the terms of the Contracts, certain charges are allocated to the Contracts to cover First Golden's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: First Golden assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.10% and 1.25% of the assets attributable to the Standard and Annual Ratchet, respectively, to cover these risks.

ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of .15% of assets attributable to the Contracts is deducted.

ADMINISTRATIVE CHARGES: An administrative charge of $30 per Contract year is deducted from the accumulation value of the Contracts to cover ongoing administrative expenses. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period.

CONTINGENT DEFERRED SALES CHARGES: A contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven-year period from the date a premium payment is received. The Surrender Charge is imposed at a rate of 7% during the first year of purchase declining to 6%, 5%, 4%, 3%, 2%, and 1% in the second, third, fourth, fifth, sixth, and seventh years, respectively.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the payment by First Golden depends on the annuitant's state of residence and currently ranges up to 3.5% of premiums.



4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                       YEAR ENDED DECEMBER 31
                                                                 2000                           1999
                                                   ------------------------------------------------------------
                                                       PURCHASES          SALES     PURCHASES           SALES
                                                   ------------------------------------------------------------

The GCG Trust:
  Limited Maturity Bond Series                          $691,679        $237,466      $233,217         $14,477
  Hard Assets Series                                       9,607             343         5,536          13,808
  All-Growth Series                                       83,052         166,169       129,198         111,522
  Real Estate Series                                     190,954           3,568        10,197           5,821
  Fully Managed Series                                   427,862          75,543       424,061          15,534
  Equity Income Series                                   318,824         207,959       362,784           9,699
  Capital Appreciation Series                          1,385,459         111,619       790,040         166,600
  Rising Dividends Series                              1,151,807         368,143     1,594,116         172,103
  Emerging Markets Series                                193,775          22,463        30,981             782
  Value Equity Series                                    168,719         242,866       331,388          53,685
  Strategic Equity Series                                774,172         145,214       284,056          72,861
  Small Cap Series                                     2,529,682         236,335     1,008,740         183,298
  Managed Global Series                                1,276,406         120,244       616,769          43,023
  Liquid Asset Series                                  1,333,103         772,277     1,562,563       1,185,346
  Mid-Cap Growth Series                                5,504,012         478,080     1,029,322         189,550
  Capital Growth Series                                  579,403         311,772     1,595,773         944,593
  Research Series                                      1,882,115         288,441     1,448,811         299,087
  Total Return Series                                  1,067,893         355,054     1,461,416         352,870
  Growth Series                                        5,666,469         541,177     4,493,415         191,652
  Global Fixed Income Series                              92,133             863        42,195           4,545
  Developing World Series                                126,773          55,779       142,412             120
  Investors Series                                        85,773           2,486             -               -
  Growth & Income                                          4,001              13             -               -
  All Cap Series                                         684,588          80,015             -               -
  Asset Allocation Growth                                 33,521              14             -               -
  Diversified Mid-Cap                                      2,506               5             -               -
  Large Cap Value                                        143,254          21,390             -               -
ING Variable Insurance Trust:
  ING Global Brand Names Series                           21,691             201             -               -
Prudential Series Funds Inc.:
  SP Jennison International Growth Portfolio               7,494               7             -               -
  Prudential Jennison Portfolio                           21,112             107             -               -
PIMCO Variable Insurance Trust:                                                              -               -
  PIMCO High Yield Bond Portfolio                        147,787          73,599        42,460             770
  PIMCO StocksPLUS Growth and Income Portfolio
                                                         158,113         159,028       327,316           1,194
Greenwich Street Series Fund Inc.:
  Appreciation Portfolio                                 539,293         767,008     1,564,618         433,804
Smith Barney Concert Allocation Series Inc.:
  Select High Growth Portfolio                           195,932         222,410       223,352         330,386
  Select Growth Portfolio                                353,924         616,532       689,556         455,948
  Select Balanced Portfolio                              470,803         582,079       763,119         454,372
  Select Conservative Portfolio                          103,937         559,972       486,134         113,678
  Select Income Portfolio                                 35,598          46,098       259,067           9,533


                                                                 25

4. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                       YEAR ENDED DECEMBER 31
                                                                 2000                           1999
                                                   ------------------------------------------------------------
                                                      PURCHASES           SALES      PURCHASES         SALES
                                                   ------------------------------------------------------------
Travelers Series Fund Inc.:
  Smith Barney Money Market Portfolio                    121,103         319,966     1,081,672       2,716,821
  Smith Barney Large Cap Value Portfolio                 172,182         294,443       439,349         146,409
  Smith Barney International Equity Portfolio            209,558          56,172        54,415          93,549
  Smith Barney High Income Portfolio                      47,424          60,109       118,610          64,235
                                                   ------------------------------------------------------------
COMBINED                                             $29,013,493      $8,603,029   $23,646,658      $8,851,675
                                                   ============================================================





5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Contractowners'  transactions shown in the following table reflect gross inflows
("Purchases") and outflows ("Sales") in units for each Division.

                                                                     YEAR ENDED DECEMBER 31
                                                               2000                          1999
                                                   -----------------------------------------------------------
                                                     PURCHASES        SALES        PURCHASES       SALES
                                                   -----------------------------------------------------------

Limited Maturity Bond Division                          37,541        13,319          13,464           845
Hard Assets Division                                       593            11             326           808
All-Growth Division                                                    5,120           5,921         6,103
Real Estate Division                                     7,212            99             350           243
Fully Managed Division                                  15,212         3,076          18,110           585
Equity Income Division                                  12,515         9,987          13,318           272
Capital Appreciation Division                           47,365         5,584          27,498         6,167
Rising Dividends Division                               41,899        14,275          64,466         7,512
Emerging Markets Division                               17,652         2,282           3,087            44
Value Equity Division                                    9,825        14,634          19,220         4,356
Strategic Equity Division                               31,128         6,205          17,663         4,448
Small Cap Division                                      71,148        10,576          51,164        11,215
Managed Global Division                                 38,934         6,732          31,115         2,189
Liquid Asset Division                                   85,144        50,502         105,019        79,947
Mid-Cap Growth Division                                 82,804        14,454          31,808         7,834
Capital Growth Division                                 28,812        16,983          85,918        49,165
Research Division                                       49,752        11,316          61,611        14,370
Total Return Division                                   47,194        21,667          79,305        20,563
Growth Division                                        179,467        21,563         210,644        11,310
Global Fixed Income Division                             7,436             -           3,383           345
Developing World Division                               12,492         5,232          13,214             -
Investors Division                                       7,530           203               -             -
Growth & Income Division                                   400             -               -             -
All Cap Division                                        59,509         7,552               -             -
Asset Allocation Growth Division                         3,577             -               -             -
Diversified Mid-Cap Division                               260             -               -             -
Large Cap Value Division                                13,379         2,042               -             -
ING Global Brand Names Division                          2,221            13               -             -
SP Jennison International Growth Division                  848             -               -             -
Prudential Jennison Division                             1,969             -               -             -


                                                                 26


5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)

                                                                     YEAR ENDED DECEMBER 31
                                                               2000                          1999
                                                   -----------------------------------------------------------
                                                     PURCHASES        SALES        PURCHASES       SALES
                                                   -----------------------------------------------------------

PIMCO High Yield Bond Division                          13,902         7,348           4,011            50
PIMCO StocksPLUS Growth and Income Division             10,403        12,699          24,782            11
Appreciation Division                                   25,706        40,280          88,587        24,412
Select High Growth Division                              7,774        13,478          15,526        23,775
Select Growth Division                                  13,266        43,074          48,429        33,657
Select Balanced Division                                15,901        41,347          50,092        36,248
Select Conservative Division                                30        45,585          36,505         8,389
Select Income Division                                     356         3,493          21,716           529
Smith Barney Money Market Division                       7,436        26,129         100,813       246,386
Smith Barney Large Cap Value Division                    5,045        14,477          19,242         6,966
Smith Barney International Equity Division               9,396         2,439           3,938         6,242
Smith Barney High Income Division                        1,209         4,272           7,159         4,766
                                                   -----------------------------------------------------------
COMBINED                                             1,024,242       498,048       1,277,404       619,752
                                                   ===========================================================

6. NET ASSETS
Investments at net asset value at December 31, 2000 consisted of the following:

                                                 LIMITED
                                                MATURITY          HARD               ALL-           REAL            FULLY
                                                    BOND        ASSETS             GROWTH         ESTATE          MANAGED
                                                DIVISION      DIVISION           DIVISION       DIVISION         DIVISION
                                            --------------------------------------------------------------------------------
Unit transactions..................             $650,281       $19,648          $(109,113)      $223,594         $789,281
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........                51,435        (1,917)           109,113         13,644          125,239
Net unrealized appreciation
   (depreciation) of investments...              (16,164)          325                  -          4,153           51,006
                                            --------------------------------------------------------------------------------
                                                $685,552       $18,056                 $-       $241,391         $965,526
                                            ================================================================================

                                                   EQUITY        CAPITAL          RISING          EMERGING          VALUE
                                                   INCOME   APPRECIATION       DIVIDENDS           MARKETS         EQUITY
                                                 DIVISION       DIVISION        DIVISION          DIVISION       DIVISION
                                            --------------------------------------------------------------------------------
Unit transactions..................              $692,432     $1,901,437      $2,892,450          $230,437       $316,308
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........                90,295        146,758         173,039           (3,214)        (15,673)
Net unrealized appreciation
   (depreciation) of investments...               (30,909)      (317,389)        (53,486)         (61,554)         15,948
                                            --------------------------------------------------------------------------------
                                                 $751,818     $1,730,806      $3,012,003         $165,669        $316,583
                                            ================================================================================



                                               STRATEGIC            SMALL        MANAGED          LIQUID          MID-CAP
                                                  EQUITY              CAP         GLOBAL           ASSET           GROWTH
                                                DIVISION         DIVISION       DIVISION        DIVISION         DIVISION
                                            --------------------------------------------------------------------------------
Unit transactions..................             $872,255       $2,465,981     $1,346,225      $1,021,226       $4,419,679
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........               91,745          937,655        592,862          42,468        2,461,148
Net unrealized appreciation
   (depreciation) of investments...             (167,428)      (1,304,345)      (458,713)              -       (1,473,035)
                                            --------------------------------------------------------------------------------
                                                $796,572       $2,099,291     $1,480,374      $1,063,694     $  5,407,792
                                            ================================================================================

                                                  CAPITAL                                                    GLOBAL FIXED
                                                   GROWTH        RESEARCH   TOTAL RETURN            GROWTH         INCOME
                                                 DIVISION        DIVISION       DIVISION          DIVISION       DIVISION
                                            --------------------------------------------------------------------------------
Unit transactions..................            $1,256,733      $4,471,567     $3,165,529        $9,279,717       $122,949
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........               205,154         739,996        377,227           808,930          5,650
Net unrealized appreciation
   (depreciation) of investments...              (170,935)        (83,886)       226,011        (1,648,648)        (5,539)
                                            --------------------------------------------------------------------------------
                                               $1,290,952      $5,127,677     $3,768,767        $8,439,999       $123,060
                                            ================================================================================

                                               DEVELOPING                         GROWTH &
                                                    WORLD      INVESTORS            INCOME         ALL CAP
                                                 DIVISION       DIVISION          DIVISION        DIVISION
                                            -----------------------------------------------------------------
Unit transactions..................              $210,213        $81,205            $3,997        $593,187
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........                 1,564          2,085                (9)         14,887
Net unrealized appreciation
   (depreciation) of investments...               (56,532)          (776)              (12)         (5,786)
                                            -----------------------------------------------------------------
                                                 $155,245        $82,514            $3,976        $602,288
                                            =================================================================


                                                   ASSET                                        ING GLOBAL    SP JENNISON
                                              ALLOCATION      DIVERSIFIED        LARGE CAP           BRAND  INTERNATIONAL
                                                  GROWTH        MID - CAP            VALUE           NAMES         GROWTH
                                                DIVISION         DIVISION         DIVISION        DIVISION       DIVISION
                                           -----------------------------------------------------------------------------------

Unit transactions..................              $33,485           $2,499         $121,249         $21,536        $7,494
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........                   22                2             (373)            (62)           (7)
Net unrealized appreciation
   (depreciation) of investments...                   37               63           (1,331)         (2,136)         (225)
                                           -----------------------------------------------------------------------------------
                                                 $33,544           $2,564         $119,545         $19,338        $7,262
                                           ===================================================================================

                                                                                    PIMCO
                                                                    PIMCO       STOCKSPLUS
                                              PRUDENTIAL       HIGH YIELD       GROWTH AND                     SELECT HIGH
                                                JENNISON             BOND           INCOME    APPRECIATION          GROWTH
                                                DIVISION         DIVISION         DIVISION        DIVISION        DIVISION
                                            ---------------------------------------------------------------------------------
Unit transactions..................              $19,166         $107,252         $279,412      $4,197,881      $1,321,400
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........                1,842            3,918           33,289         339,173         146,471
Net unrealized appreciation
   (depreciation) of investments...               (5,550)          (5,919)         (49,101)        431,508         177,955
                                            ---------------------------------------------------------------------------------
                                                 $15,458         $105,251         $263,600      $4,968,562      $1,645,826
                                            =================================================================================

                                                                                                                     SMITH
                                                                                                                    BARNEY
                                                   SELECT          SELECT           SELECT         SELECT            MONEY
                                                   GROWTH        BALANCED     CONSERVATIVE         INCOME           MARKET
                                                 DIVISION        DIVISION         DIVISION       DIVISION         DIVISION
                                            ---------------------------------------------------------------------------------

Unit transactions..................            $2,180,037      $3,372,780       $1,290,933        $360,727        $353,807
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........               332,935         428,953          163,491          29,904          99,290
Net unrealized appreciation
   (depreciation) of investments...                68,863         107,287          (19,243)        (18,863)              -
                                            ---------------------------------------------------------------------------------
                                               $2,581,835      $3,909,020       $1,435,181        $371,768       $453,097
                                            =================================================================================


                                                    SMITH           SMITH          SMITH
                                                   BARNEY          BARNEY         BARNEY
                                                LARGE CAP   INTERNATIONAL           HIGH
                                                    VALUE          EQUITY         INCOME
                                                 DIVISION        DIVISION       DIVISION          COMBINED
                                            -----------------------------------------------------------------

Unit transactions..................            $2,169,119        $602,383       $342,124       $53,700,502
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........               148,661           6,041         29,518         8,733,149
Net unrealized appreciation
   (depreciation) of investments...               159,829          47,725        (64,523)       (4,731,318)
                                            -----------------------------------------------------------------
                                               $2,477,609        $656,149       $307,119       $57,702,333
                                            =================================================================

7. UNIT VALUES

Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2000 follows:

                  DIVISION/CONTRACT                         UNITS          UNIT VALUE       EXTENDED VALUE
-------------------------------------------------------------------------------------------------------------

LIMITED MATURITY BOND
   Contracts in accumulation period:
     DVA PLUS - Standard                                    13,729            $18.08            $248,276
     DVA PLUS - Annual Ratchet                              24,618             17.76             437,246
                                                                                          -------------------
                                                                                                 685,552
HARD ASSETS
   Contracts in accumulation period:
       DVA PLUS - Standard                                      33             16.61                 548
     DVA PLUS - Annual Ratchet                               1,074             16.30              17,508
                                                                                          -------------------
                                                                                                  18,056
REAL ESTATE
   Contracts in accumulation period:
     DVA PLUS - Standard                                       669             27.12              18,140
     DVA PLUS - Annual Ratchet                               8,381             26.64             223,251
                                                                                          -------------------
                                                                                                 241,391
FULLY MANAGED
   Contracts in accumulation period:
     DVA PLUS - Standard                                    16,195             26.51             429,286
     DVA PLUS - Annual Ratchet                              20,597             26.03             536,240
                                                                                          -------------------
                                                                                                 965,526



7. UNIT VALUES (CONTINUED)

                  DIVISION/CONTRACT                         UNITS          UNIT VALUE       EXTENDED VALUE
------------------------------------------------------ ----------------- ---------------- -------------------

EQUITY INCOME
   Contracts in accumulation period:
     DVA PLUS - Standard                                    12,603             24.35             306,843
     DVA PLUS - Annual Ratchet                              18,608             23.91             444,975
                                                                                          -------------------
                                                                                                 751,818
CAPITAL APPRECIATION
   Contracts in accumulation period:
     DVA PLUS - Standard                                    12,782             25.50             325,950
     DVA PLUS - Annual Ratchet                              55,812             25.17           1,404,856
                                                                                          -------------------
                                                                                               1,730,806
RISING DIVIDENDS
   Contracts in accumulation period:
     DVA PLUS - Standard                                    16,266              25.21            410,007
     DVA PLUS - Annual Ratchet                             104,356              24.93          2,601,996
                                                                                          -------------------
                                                                                               3,012,003
EMERGING MARKETS
   Contracts in accumulation period:
     DVA PLUS - Standard                                     2,486               7.84             19,496
     DVA PLUS - Annual Ratchet                              18,844               7.76            146,173
                                                                                          -------------------
                                                                                                 165,669
VALUE EQUITY
   Contracts in accumulation period:
     DVA PLUS - Standard                                     7,908              19.63            155,271
     DVA PLUS - Annual Ratchet                               8,289              19.46            161,312
                                                                                          -------------------
                                                                                                 316,583
STRATEGIC EQUITY
   Contracts in accumulation period:
     DVA PLUS - Standard                                     6,748              19.07            128,697
     DVA PLUS - Annual Ratchet                              35,294              18.92            667,875
                                                                                          -------------------
                                                                                                 796,572
SMALL CAP
   Contracts in accumulation period:
     DVA PLUS - Standard                                     8,312              18.54            154,097
     DVA PLUS - Annual Ratchet                             105,739              18.40          1,945,194
                                                                                          -------------------
                                                                                               2,099,291
MANAGED GLOBAL
   Contracts in accumulation period:
     DVA PLUS - Standard                                    14,147              20.44            289,185
     DVA PLUS - Annual Ratchet                              58,993              20.19          1,191,189
                                                                                          -------------------
                                                                                               1,480,374
LIQUID ASSET
   Contracts in accumulation period:
     DVA PLUS - Standard                                    17,132              15.75            269,857
     DVA PLUS - Annual Ratchet                              51,311              15.47            793,837
                                                                                          -------------------
                                                                                               1,063,694


                                                                 31


7. UNIT VALUES (CONTINUED)

                  DIVISION/CONTRACT                         UNITS          UNIT VALUE       EXTENDED VALUE
-------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH
   Contracts in accumulation period:
     DVA PLUS - Standard                                     8,243             42.70             351,972
     DVA PLUS - Annual Ratchet                              72,702             42.23           3,070,418
     Empire DVA - Standard                                   7,659             42.70             327,006
     Empire DVA - Annual Ratchet                            39,269             42.23           1,658,396
                                                                                          -------------------
                                                                                               5,407,792
CAPITAL GROWTH
   Contracts in accumulation period:
     DVA PLUS - Standard                                    11,899             17.33             206,265
     DVA  PLUS - Annual Ratchet                             63,025             17.21           1,084,687
                                                                                          -------------------
                                                                                               1,290,952
RESEARCH
   Contracts in accumulation period:
     DVA PLUS - Standard                                     9,717             26.63             258,761
     DVA PLUS - Annual Ratchet                              70,551             26.39           1,862,147
     Empire DVA - Standard                                  29,935             26.63             797,220
     Empire DVA - Annual Ratchet                            83,711             26.39           2,209,549
                                                                                          -------------------
                                                                                               5,127,677
TOTAL RETURN
   Contracts in accumulation period:
     DVA PLUS - Standard                                    29,586             20.94             619,483
     DVA PLUS - Annual Ratchet                              82,761             20.75           1,716,909
     Empire DVA - Standard                                  10,069             20.94             210,836
     Empire DVA - Annual Ratchet                            58,881             20.75           1,221,539
                                                                                          -------------------
                                                                                               3,768,767
GROWTH
   Contracts in accumulation period:
     DVA PLUS - Standard                                    39,568             22.17             877,369
     DVA PLUS - Annual Ratchet                             343,505             22.02           7,562,630
                                                                                          -------------------
                                                                                               8,439,999
GLOBAL FIXED INCOME
   Contracts in accumulation period:
     DVA PLUS - Standard                                     1,186             11.85              14,049
     DVA PLUS - Annual Ratchet                               9,288             11.74             109,011
                                                                                          -------------------
                                                                                                 123,060


                                                                 32


7. UNIT VALUES (CONTINUED)

                  DIVISION/CONTRACT                         UNITS          UNIT VALUE       EXTENDED VALUE
-------------------------------------------------------------------------------------------------------------

DEVELOPING WORLD
      Contracts in accumulation period:
          DVA PLUS - Standard                                1,732              7.61              13,188
          DVA PLUS - Annual Ratchet                         18,742              7.58             142,057
                                                                                          -------------------
                                                                                                 155,245
INVESTORS
      Contracts in accumulation period:
          DVA PLUS - Annual Ratchet                          7,327             11.26              82,514

GROWTH & INCOME
      Contracts in accumulation period:
          DVA PLUS - Annual Ratchet                            400              9.94               3,976

ALL CAP
      Contracts in accumulation period:
          DVA PLUS - Standard                                4,314             11.61              50,099
          DVA PLUS - Annual Ratchet                         47,643             11.59             552,189
                                                                                          -------------------
                                                                                                 602,288
ASSET ALLOCATION GROWTH
      Contracts in accumulation period:
          DVA PLUS - Standard                                    -              9.38                   -
          DVA PLUS - Annual Ratchet                          3,577              9.38              33,544

DIVERSIFIED MID-CAP
      Contracts in accumulation period:
          DVA PLUS - Annual Ratchet                            260              9.86               2,564

LARGE CAP VALUE
      Contracts in accumulation period:
          DVA PLUS - Standard                                  353             10.56               3,726
          DVA PLUS - Annual Ratchet                         10,984             10.54             115,819
                                                                                          -------------------
                                                                                                 119,545
ING GLOBAL BRAND NAMES
      Contracts in accumulation period:
          DVA PLUS - Standard                                1,368              8.76              11,989
          DVA PLUS - Annual Ratchet                            840              8.75               7,349
                                                                                          -------------------
                                                                                                  19,338
SP JENNISON INTERNATIONAL GROWTH
      Contracts in accumulation period:
          DVA PLUS - Annual Ratchet                            848              8.56               7,262


                                                                 33


7. UNIT VALUES (CONTINUED)

DIVISION/CONTRACT                                            UNITS          UNIT VALUE      EXTENDED VALUE
-------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON
   Contracts in accumulation period:
     DVA PLUS - Standard                                     1,467              7.85              11,519
     DVA PLUS - Annual Ratchet                                 502              7.85               3,939
                                                                                          -------------------
                                                                                                  15,458

PIMCO HIGH YIELD BOND
   Contracts in accumulation period:
     DVA PLUS - Standard                                       282             10.05               2,833
     DVA PLUS - Annual Ratchet                              10,233             10.01             102,418
                                                                                          -------------------
                                                                                                 105,251

PIMCO STOCKSPLUS GROWTH AND INCOME
   Contracts in accumulation period:
     DVA PLUS - Standard                                     4,111             11.77              48,385
     DVA PLUS - Annual Ratchet                              18,364             11.72             215,215
                                                                                          -------------------
                                                                                                 263,600
APPRECIATION
   Contracts in accumulation period:
     Empire DVA - Standard                                  76,534             18.16           1,389,850
     Empire DVA - Annual Ratchet                           198,485             18.03           3,578,712
                                                                                          -------------------
                                                                                               4,968,562
SELECT HIGH GROWTH
   Contracts in accumulation period:
     Empire DVA - Standard                                  22,501             14.22             319,859
     Empire DVA - Annual Ratchet                            93,830             14.13           1,325,967
                                                                                          -------------------
                                                                                               1,645,826
SELECT GROWTH
   Contracts in accumulation period:
     Empire DVA - Standard                                  40,188             13.41             538,809
     Empire DVA - Annual Ratchet                           153,289             13.33           2,043,026
                                                                                          -------------------
                                                                                               2,581,835
SELECT BALANCED
   Contracts in accumulation period:
     Empire DVA - Standard                                  56,210             13.16             739,599
     Empire DVA - Annual Ratchet                           242,356             13.08           3,169,421
                                                                                          -------------------
                                                                                               3,909,020
SELECT CONSERVATIVE
   Contracts in accumulation period:
     Empire DVA - Standard                                  48,469               12.32           597,024
     Empire DVA - Annual Ratchet                            68,491               12.24           838,157
                                                                                          -------------------
                                                                                               1,435,181


                                                                 34


7. UNIT VALUES (CONTINUED)

                  DIVISION/CONTRACT                         UNITS          UNIT VALUE       EXTENDED VALUE
-------------------------------------------------------------------------------------------------------------

SELECT INCOME
   Contracts in accumulation period:
     Empire DVA - Standard                                  19,676               11.73           230,813
     Empire DVA - Annual Ratchet                            12,088               11.66           140,955
                                                                                          -------------------
                                                                                                 371,768
SMITH BARNEY MONEY MARKET
   Contracts in accumulation period:
     Empire DVA - Standard                                   9,455               12.39           117,156
     Empire DVA - Annual Ratchet                            27,295               12.31           335,941
                                                                                          -------------------
                                                                                                 453,097
SMITH BARNEY LARGE CAP VALUE
   Contracts in accumulation period:
     Empire DVA - Standard                                  38,046               21.34             812,060
     Empire DVA - Annual Ratchet                            78,700               21.16           1,665,549
                                                                                          -------------------
                                                                                                 2,477,609
SMITH BARNEY INTERNATIONAL EQUITY
   Contracts in accumulation period:
     Empire DVA - Standard                                   7,551               17.89             135,105
     Empire DVA - Annual Ratchet                            29,368               17.74             521,044
                                                                                          -------------------
                                                                                                   656,149
SMITH BARNEY HIGH INCOME
   Contracts in accumulation period:
     Empire DVA - Standard                                   8,768               12.56             110,169
     Empire DVA - Annual Ratchet                            15,808               12.46             196,950
                                                                                          -------------------
                                                                                                   307,119
                                                       -----------------                  -------------------
COMBINED                                                 2,992,936                             $57,702,333
                                                       =================                  ===================


                                                                 35

                       Statement of Additional Information

                                    DVA PLUS

                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT

                                    ISSUED BY
                              SEPARATE ACCOUNT NY-B

                                       OF
                      FIRST GOLDEN AMERICAN LIFE INSURANCE
                               COMPANY OF NEW YORK

This Statement of Additional Information is not a Prospectus. The information contained herein should be read in Conjunction with the prospectus for the First Golden American Life Insurance Company of New York deferred combination variable and fixed annuity contract which is referred to herein.

The prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus, send a written request to First Golden American Life Insurance Company of New York, customer service center, 230 Park Avenue, Suite 966, New York, New York 10169-0999 or telephone 1-800-963-9539.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   MAY 1, 2001

                                TABLE OF CONTENTS
Item                                                                        Page
Introduction..............................................................    1
Description of First Golden American Life Insurance Company of New York...    1
Safekeeping of Assets.....................................................    1
The Administrator.........................................................    1
Independent Auditors......................................................    1
Distribution of Contracts.................................................    2
Performance Information...................................................    2
IRA Partial Withdrawal Option.............................................    8
Other Information.........................................................    9
Financial Statements of Separate Account NY-B.............................    9

                                  INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account NY-B.

               DESCRIPTION OF FIRST GOLDEN AMERICAN LIFE INSURANCE
                               COMPANY OF NEW YORK

First Golden American Life Insurance Company of New York ("First Golden") is a stock life insurance company organized under the laws of the State of New York. First Golden is a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American"). On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc. On October 24, 1997, Equitable of Iowa and ING Groep NV ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with approximately $605 billion in assets as of December 31, 2000. As of December 31, 2000, First Golden has approximately $96 million in total assets. First Golden is licensed to do variable annuity business in the states of Delaware and New York.

                              SAFEKEEPING OF ASSETS

First Golden American acts as its own custodian for Separate Account NY-B.

                                THE ADMINISTRATOR

On November 8, 1996, First Golden and Golden American entered into an administrative service agreement pursuant to which Golden American agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Golden American in relation to this service agreement will be reimbursed by First Golden on an allocated cost basis. First Golden entered into a similar agreement with another affiliate, Equitable Life Insurance Company of Iowa ("Equitable Life"), for additional services. For the years ended December 31, 2000 and 1999, First Golden incurred expenses of $412,000 and $137,000, respectively, under the agreement with Golden American and $340,000 and $142,000, respectively, under the agreement with Equitable Life.

Also on November 8, 1996, First Golden and DSI entered into a service agreement pursuant to which First Golden has agreed to provide DSI certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. First Golden expects to charge DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by First Golden's employees on behalf of DSI. For the year ended December 31, 2000, charges to Golden American and DSI for these services were $225,000 and $223,000, respectively.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of First Golden and Separate Account NY-B.

                            DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of First Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by First Golden American. The variable insurance products were sold primarily through two broker/dealer institutions during the year ended December 31, 1998, through two broker/dealer institutions during the year ended December 31, 1999 and through three broker/dealer institutions during the year ended December 31, 2000. For the years ended 2000, and 1999 commissions paid by First Golden to Directed Services, Inc. aggregated $1,115,000] and $697,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

                             PERFORMANCE INFORMATION

Performance information for the subaccounts of Separate Account NY-B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by parentheses. Performance information for measures other than total return do not reflect sales load which can have a maximum level of 6.5% of premium, and any applicable premium tax that can range from 0% to 3.5%.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro-rata share of subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

     EFFECTIVE YIELD = [(BASE PERIOD RETURN) +1)^365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 2000 to December 31, 2000 were 4.77% and 4.88%, respectively.

SEC STANDARD 30-DAY YIELD FOR ALL SUBACCOUNTS
Quotations of yield for the remaining subaccounts will be based on all investment income per Unit (contract value divided by the index of investment experience) earned during a particular 30- day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

     Yield = 2 x [((a - b)/(c x d) + 1)^6 - 1]

Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account NY-B is earned from the increase in net asset value of shares of the Investment portfolio in which the Subaccount invests and from dividends declared and paid by the Investment portfolio, which are automatically reinvested in shares of the Investment portfolio.

SEC (SECURITIES AND EXCHANGE COMMISSION) STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the investment portfolio), calculated pursuant to the formula:

     P(1+T)^n = ERV

Where:
          (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                     (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The SEC requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the year ending December 31, 2000 were as follows:

Average Annual Total Return for Periods Ending 12/31/00 - Standardized
----------------------------------------------------------------------

                                                                            FROM     INCEPTION
                                       1 YEAR      5 YEARS    10 YEARS   INCEPTION      DATE
THE GCG TRUST
   Liquid Asset                        -2.47%        n/a         n/a        2.51%      1/25/89
   Limited Maturity Bond               -0.81%        n/a         n/a        3.02%      1/25/89
   Core Bond                           -7.51%        n/a         n/a       -0.96%      10/7/94
   Fully Managed                       13.23%        n/a         n/a       10.52%      1/25/89
   Total Return                         7.84%        n/a         n/a       10.25%      10/7/94
   Asset Allocation Growth               n/a         n/a         n/a      -13.34%     10/02/00
   Equity Income                        4.32%        n/a         n/a        3.84%      1/25/89
   All Cap                               n/a         n/a         n/a        8.83%       2/1/00
   Growth and Income                     n/a         n/a         n/a       -7.67%     10/02/00
   Real Estate                         22.13%        n/a         n/a        6.00%      1/25/89
   Value Equity                         0.22%        n/a         n/a        5.87%       1/1/95
   Investors                             n/a         n/a         n/a        5.50%       2/1/00
   Rising Dividends                   -10.51%        n/a         n/a       10.55%      10/4/93
   Managed Global                     -22.79%        n/a         n/a       17.55%     10/21/92
   Large Cap Value                       n/a         n/a         n/a       -1.66%       2/1/00
   Hard Assets                        -13.10%        n/a         n/a       -5.19%      1/25/89
   Diversified Mid-Cap                   n/a         n/a         n/a       -8.33%     10/02/00
   Research                           -12.90%        n/a         n/a       13.52%      10/7/94
   Capital Growth                     -25.31%        n/a         n/a        9.10%       4/1/96
   Capital Appreciation               -23.44%        n/a         n/a        8.84%       5/4/92
   Small Cap                          -26.43%        n/a         n/a       17.01%       1/2/96
   Mid-Cap Growth                      -0.37%        n/a         n/a       32.70%      10/7/94
   Strategic Equity                   -20.71%        n/a         n/a       13.14%      10/2/95
   Special Situations                    n/a         n/a         n/a       18.22%     10/02/00
   Growth                             -30.11%        n/a         n/a       17.38%       4/1/96
   Developing World                   -41.76%        n/a         n/a      -11.88%      2/18/98

THE GALAXY VIP FUNDS
   VIP High Quality Bond Fund           4.26%        n/a         n/a        3.55%      10/1/99
   VIP Asset Allocation Fund           -6.31%        n/a         n/a        1.43%      10/1/99
   VIP Growth and Income Fund          -2.94%        n/a         n/a        3.04%      10/1/99
   VIP Small Company Growth Fund      -17.28%        n/a         n/a       21.49%      10/1/99
   VIP Equity Fund                    -10.26%        n/a         n/a        6.44%      10/1/99


THE PIMCO TRUST
   High Yield Bond                     -9.28%        n/a         n/a       -2.31%       5/1/98
   StocksPLUS Growth and Income       -17.79%        n/a         n/a        4.03%       5/1/98

PILGRIM ING VARIABLE INSURANCE TRUST
   Pilgrim ING Global Brand Names        n/a         n/a         n/a      -19.57%       5/1/00

THE PRUDENTIAL SERIES FUND, INC
   Prudential Jennison                   n/a         n/a         n/a      -28.66%       5/1/00
   SP Jennison International Growth      n/a         n/a         n/a      -21.48%     10/02/00

* Total return calculation reflects certain waivers of portfolio fees and expenses.
# Non-annualized.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the Investment portfolio), calculated pursuant to the formula:

     [P(1+T)^n] = ERV

Where:
          (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                     (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.

Average Annual Total Return for the subaccounts presented on a non-standardized basis which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the year ending December 31, 2000 were as follows:

Average Annual Total Return for Periods Ending 12/31/00 - Non-Standardized
--------------------------------------------------------------------------

                                                                            FROM     INCEPTION
                                       1 YEAR      5 YEARS    10 YEARS   INCEPTION      DATE
THE GCG TRUST
   Liquid Asset                         4.57%        n/a         n/a        3.80%      1/25/89
   Limited Maturity Bond                6.23%        n/a         n/a        4.29%      1/25/89
   Core Bond                           -0.47%        n/a         n/a        0.45%      10/7/94
   Fully Managed                       20.27%        n/a         n/a       11.58%      1/25/89
   Total Return                        14.88%        n/a         n/a       11.32%      10/7/94
   Asset Allocation Growth               n/a         n/a         n/a       -6.23%     10/02/00
   Equity Income                       11.36%        n/a         n/a        8.00%      1/25/89
   All Cap                               n/a         n/a         n/a       15.95%       2/1/00
   Growth and Income                     n/a         n/a         n/a       -0.56%     10/02/00
   Real Estate                         29.17%        n/a         n/a        7.18%      1/25/89
   Value Equity                         7.26%        n/a         n/a        7.06%       1/1/95
   Investors                             n/a         n/a         n/a       12.62%       2/1/00
   Rising Dividends                    -3.47%        n/a         n/a       11.74%      10/4/93
   Managed Global                     -15.75%        n/a         n/a       18.45%     10/21/92
   Large Cap Value                       n/a         n/a         n/a        5.45%       2/1/00
   Hard Assets                         -6.06%        n/a         n/a       -3.62%      1/25/89
   Diversified Mid-Cap                   n/a         n/a         n/a       -1.21%     10/02/00
   Research                            -5.87%        n/a         n/a       14.50%      10/7/94
   Capital Growth                     -18.27%        n/a         n/a       10.20%       4/1/96
   Capital Appreciation               -16.40%        n/a         n/a        9.94%       5/4/92
   Small Cap                          -19.39%        n/a         n/a       17.92%       1/2/96
   Mid-Cap Growth                       6.67%        n/a         n/a       33.36%      10/7/94
   Strategic Equity                   -13.67%        n/a         n/a       14.14%      10/2/95
   Special Situations                    n/a         n/a         n/a      -11.11%     10/02/00
   Growth                             -23.07%        n/a         n/a       18.29%       4/1/96
   Developing World                   -34.72%        n/a         n/a       -9.25%      2/18/98

                                       5

THE GALAXY VIP FUNDS
   VIP High Quality Bond Fund          11.30%        n/a         n/a        8.32%      10/1/99
   VIP Asset Allocation Fund            0.73%        n/a         n/a        6.23%      10/1/99
   VIP Growth and Income Fund           4.10%        n/a         n/a        7.82%      10/1/99
   VIP Small Company Growth Fund      -10.25%        n/a         n/a       26.08%      10/1/99
   VIP Equity Fund                     -3.23%        n/a         n/a       11.18%      10/1/99


THE PIMCO TRUST
   High Yield Bond                     -2.24%        n/a         n/a        0.04%       5/1/98
   StocksPLUS Growth and Income       -10.75%        n/a         n/a        6.15%       5/1/98

PILGRIM ING VARIABLE INSURANCE TRUST
   Pilgrim ING Global Brand Names        n/a         n/a         n/a      -12.46%       5/1/00

THE PRUDENTIAL SERIES FUND, INC
   Prudential Jennison                   n/a         n/a         n/a      -21.54%       5/1/00
   SP Jennison International Growth      n/a         n/a         n/a      -14.37%     10/02/00

* Total return calculation reflects certain waivers of portfolio fees and expenses.
# Non-annualized.

Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii)other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any Subaccount reflects only the performance of a hypothetical contract under which accumulation on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Investment portfolio of the trust in which Separate Account NY-B Subaccounts inve st, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of First Golden as an insurance company by A.M. Best Company may be referred to in advertisements or in reports to contract owners. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A++ to F.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Measurement of Investment Experience. Note that in your contract contract value is referred to as Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the Annual Ratchet Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the Standard Death Benefit Option is lower than that used in the examples and would result in higher AUV's or contract values.

ILLUSTRATION OF CALCULATION OF AUV
     EXAMPLE 1.

     1.   AUV, beginning of period                                        $10.00
     2.   Value of securities, beginning of period                        $10.00
     3.   Change in value of securities                                  $  0.10
     4.   Gross investment return (3) divided by (2)                        0.01
     5.   Less daily mortality and expense charge                     0.00003446
     6.   Less asset based administrative charge                      0.00000411
     7.   Net investment return (4) minus (5) minus (6)               0.00996164
     8.   Net investment factor (1.000000) plus (7)                   1.00996164
     9.   AUV, end of period (1) multiplied by (8)                  $10.09961644


ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.

     1.   Initial Premium Payment                                       $  1,000
     2.   AUV on effective date of purchase (see Example 1)             $  10.00
     3.   Number of Units purchased [(1) divided by (2)]                     100
     4.   AUV for valuation date following purchase
          (see Example 1)                                            $10.0996164
     5.   Contract  Value in account for valuation date
          following purchase [(3) multiplied by (4)]                 $  1,009.96

                          IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code")are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

First Golden notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment modes elected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when First Golden receives the completed election form.

First Golden calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                  FINANCIAL STATEMENTS OF SEPARATE ACCOUNT NY-B

The audited financial statements of Separate Account NY-B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
     Statement of Assets and Liability as of December 31, 2000 Statement of Operations for the year ended December 31, 2000 Statements of Changes in Net Assets for the year ended December
              31, 2000 and the period ended December 31, 1999
     Notes to Financial Statements

FINANCIAL STATEMENTS
FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Year ended December 31, 2000
with Report of Independent Auditors

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                              FINANCIAL STATEMENTS
                          Year ended December 31, 2000




                                    Contents

Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Net Assets........................................................2
Statements of Operations.......................................................4
Statements of Changes in Net Assets...........................................13
Notes to Financial Statements.................................................22

                         Report of Independent Auditors

The Board of Directors and Participants
First Golden American Life Insurance Company of New York

We have audited the accompanying statement of net assets of First Golden American Life Insurance Company of New York Separate Account NY-B (comprised of the Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Emerging Markets, Value Equity, Strategic Equity, Small Cap, Managed Global, Liquid Asset, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Global Fixed Income, Developing World, Investors, Growth & Income, All Cap, Asset Allocation Growth, Diversified Mid-Cap, Large Cap Value, ING Global Brand Names, SP Jennison International Growth, Prudential Jennison, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, Appreciation, Select High Growth, Select Growth, Select Balanced, Select Conservative, Select Income, Smith Barney Money Market, Smith Barney Large Cap Value, Smith Barney International Equity, and Smith Barney High Income Divisions) as of December 31, 2000, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Golden American Life Insurance Company of New York Separate Account NY-B at December 31, 2000, and the results of its operations and the changes in its net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.

                                             s/ Ernst & Young LLP


Atlanta, Georgia
February 19, 2001



            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                             STATEMENT OF NET ASSETS
                                December 31, 2000


ASSETS                                                                                        COMBINED
                                                                                              ---------

Investments at net asset value:
   The GCG Trust:
      Limited Maturity Bond Series, 65,106 shares (cost - $701,716).............               $685,552
      Hard Assets Series, 1,621 shares (cost - $17,731).........................                 18,056
      Real Estate Series, 15,871 shares (cost - $237,238).......................                241,391
      Fully Managed Series, 58,096 shares (cost - $914,520).....................                965,526
      Equity Income Series, 64,423 shares (cost - $782,727).....................                751,818
      Capital Appreciation Series, 105,989 shares (cost - $2,048,195)...........              1,730,806
      Rising Dividends Series, 128,011 shares (cost - $3,065,489)...............              3,012,003
      Emerging Markets Series, 20,453 shares (cost - $227,223)..................                165,669
      Value Equity Series, 19,060 shares (cost - $300,635)......................                316,583
      Strategic Equity Series, 47,643 shares (cost - $964,000)..................                796,572
      Small Cap Series, 196,201 shares (cost - $3,403,636)......................              2,099,291
      Managed Global Series, 125,243 shares (cost - $1,939,087).................              1,480,374
      Liquid Asset Series, 1,063,694 shares (cost - $1,063,694).................              1,063,694
      Mid-Cap Growth Series, 289,656 shares (cost - $6,880,827).................              5,407,792
      Capital Growth Series, 87,345 shares (cost - $1,461,887)..................              1,290,952
      Research Series, 244,758 shares (cost - $5,211,563).......................              5,127,677
      Total Return Series, 221,688 shares (cost - $3,542,756)...................              3,768,767
      Growth Series, 426,703 shares (cost - $10,088,647)........................              8,439,999
      Global Fixed Income Series, 12,838 shares (cost - $128,599)...............                123,060
      Developing World Series, 20,454 shares (cost - $211,777)..................                155,245
      Investors Series, 7,461 shares (cost - $83,290)...........................                 82,514
      Growth & Income Series, 399 shares (cost - $3,988)........................                  3,976
      All Cap Series, 52,621 shares (cost - $608,074)...........................                602,288
      Asset Allocation Growth Series, 3,568 shares (cost - $33,507).............                 33,544
      Diversified Mid-Cap Series, 259 shares (cost - $2,501)....................                  2,564
      Large Cap Value Series, 11,299 shares (cost - $120,876)...................                119,545
   ING Variable Insurance Trust:
      ING Global Brand Names Series, 2,195 shares (cost - $21,474)..............                 19,338
   Prudential Series Funds Inc.:
      SP Jennison International Growth Portfolio, 855 shares (cost - $7,487)....                  7,262
      Prudential Jennison Portfolio, 676 shares (cost - $21,008)................                 15,458
   PIMCO Variable Insurance Trust:
      PIMCO High Yield Bond Portfolio, 12,635 shares (cost - $111,170)..........                105,251
      PIMCO StocksPLUS Growth and Income Portfolio, 23,854 shares
        (cost - $312,701).......................................................                263,600
   Greenwich Street Series Fund Inc.:
      Appreciation Portfolio, 217,824 shares (cost - $4,537,054)................              4,968,562
   Smith Barney Concert Allocation Series Inc.:
      Select High Growth Portfolio, 118,759 shares (cost - $1,467,871)..........              1,645,826
      Select Growth Portfolio, 202,681 shares (cost - $2,512,972)...............              2,581,835


                                                 2


            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                             STATEMENT OF NET ASSETS
                                December 31, 2000
                                   (continued)


        Select Balanced Portfolio, 324,954 shares (cost - $3,801,733)...........              3,909,020
        Select Conservative Portfolio, 126,450 shares (cost - $1,454,424).......              1,435,181
        Select Income Portfolio, 34,455 shares (cost - $390,631)................                371,768
    Travelers Series Fund Inc.:
      Smith Barney Money Market Portfolio, 452,261 shares (cost - $453,097).....                453,097
      Smith Barney Large Cap Value Portfolio, 116,593 shares
        (cost - $2,317,780).....................................................              2,477,609
      Smith Barney International Equity Portfolio, 37,731 shares
        (cost - $608,424).......................................................                656,149
      Smith Barney High Income Portfolio, 30,378 shares (cost -$371,642)........                307,119
                                                                                       ---------------------
TOTAL NET ASSETS, (cost - $62,433,651)..........................................            $57,702,333
                                                                                       =====================



  See accompanying notes.


                                                3


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted



                                      LIMITED
                                     MATURITY                 HARD              ALL-               REAL             FULLY
                                         BOND               ASSETS            GROWTH             ESTATE           MANAGED
                                     DIVISION             DIVISION          DIVISION           DIVISION          DIVISION
                                   -----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................      $43,007                 $96           $82,652            $10,012           $43,750
  Capital gains distributions....            -                   -               399                  -            44,832
                                   -----------------------------------------------------------------------------------------
Total investment income..........       43,007                  96            83,051             10,012            88,582

Expenses:
  Mortality and expense risk
    and other charges............        6,158                 183               181              1,400             9,639
  Annual administrative charges            101                  10                 -                 26               179
  Contingent deferred sales
    charges......................           15                   -                 -                 53                24
                                   -----------------------------------------------------------------------------------------
Total expenses...................        6,274                 193               181              1,479             9,842
                                   -----------------------------------------------------------------------------------------
Net investment income (loss).....       36,733                 (97)           82,870              8,533            78,740

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................        3,318                 (64)          (31,182)            (1,125)           (1,922)
  Net unrealized appreciation
    (depreciation) of
    investments..................       (9,941)               (252)          (49,253)            15,059            76,490
                                   -----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................      $30,110               $(413)           $2,435            $22,467          $153,308
                                   =========================================================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                  4


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)



                                       EQUITY         CAPITAL           RISING          EMERGING         VALUE
                                       INCOME    APPRECIATION        DIVIDENDS           MARKETS        EQUITY
                                     DIVISION        DIVISION         DIVISION          DIVISION      DIVISION
                                 ---------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................     $39,621         $22,857          $15,921                $-        $3,560
  Capital gains distributions....      18,650          39,102           78,554                 -         1,308
                                 ---------------------------------------------------------------------------------
Total investment income..........      58,271          61,959           94,475                 -         4,868

Expenses:
  Mortality and expense risk
    and other charges............       8,497          18,602           39,999             2,267         3,569
  Annual administrative charges           237             155              641                25            84
  Contingent deferred sales
    charges......................       5,709           1,104            3,057                51         1,787
                                 ---------------------------------------------------------------------------------
Total expenses...................      14,443          19,861           43,697             2,343         5,440
                                 ---------------------------------------------------------------------------------
Net investment income (loss).....      43,828          42,098           50,778            (2,343)         (572)

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................     (46,121)          3,759           23,938              (527)      (18,665)
  Net unrealized appreciation
    (depreciation) of
    investments..................      66,579        (358,140)        (201,326)          (76,094)       27,554
                                 ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................     $64,286       $(312,283)       $(126,610)         $(78,964)       $8,317
                                 =================================================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                 5


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)



                                    STRATEGIC            SMALL        MANAGED            LIQUID         MID-CAP
                                       EQUITY              CAP         GLOBAL             ASSET          GROWTH
                                     DIVISION         DIVISION       DIVISION          DIVISION        DIVISION
                                 ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................          $-         $708,578       $340,931           $35,267      $1,904,852
  Capital gains distributions....      31,348          136,527         95,717                 -         164,523
                                 ----------------------------------------------------------------------------------
Total investment income..........      31,348          845,105        436,648            35,267       2,069,375

Expenses:
  Mortality and expense risk
    and other charges............       9,385           30,830         18,220             8,065          62,322
  Annual administrative charges            56              203            305               166           1,632
  Contingent deferred sales
    charges......................           -              698          3,011             6,572           8,958
                                 ----------------------------------------------------------------------------------
Total expenses...................       9,441           31,731         21,536            14,803          72,912
                                 ----------------------------------------------------------------------------------
Net investment income (loss).....      21,907          813,374        415,112            20,464       1,996,463

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................      59,260           64,356         35,298                 -         219,581
  Net unrealized appreciation
    (depreciation) of
    investments..................    (267,742)      (1,479,186)      (694,686)                -      (2,198,889)
                                 ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................   $(186,575)       $(601,456)     $(244,276)          $20,464         $17,155
                                 ==================================================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                 6


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)


                                                                                                          GLOBAL
                                     CAPITAL                           TOTAL                               FIXED
                                      GROWTH         RESEARCH         RETURN            GROWTH            INCOME
                                    DIVISION         DIVISION       DIVISION          DIVISION          DIVISION
                                 --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................    $17,952          $59,960       $169,472          $456,404            $6,692
  Capital gains distributions....     26,820          500,705        112,392           158,273                 -
                                 --------------------------------------------------------------------------------
Total investment income..........     44,772          560,665        281,864           614,677             6,692

Expenses:
  Mortality and expense risk
    and other charges............     18,505           70,492         43,955           125,504               921
  Annual administrative charges          303            1,725          1,064             1,095                 -
  Contingent deferred sales
    charges......................      3,715               75            186             4,145                 -
                                 --------------------------------------------------------------------------------
Total expenses...................     22,523           72,292         45,205           130,744               921
                                 --------------------------------------------------------------------------------
Net investment income (loss).....     22,249          488,373        236,659           483,933             5,771

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................     (1,156)          74,873        (10,808)          231,979               (78)
  Net unrealized appreciation
    (depreciation) of
    investments..................   (305,402)        (907,288)       248,990        (3,366,236)           (4,031)
                                 --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................  $(284,309)       $(344,042)      $474,841       $(2,650,324)           $1,662
                                 ================================================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                 7


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)



                                    DEVELOPING                          GROWTH &                       ALLOCATION
                                         WORLD      INVESTORS             INCOME          ALL CAP          GROWTH
                                      DIVISION       DIVISION(e)        DIVISION(f)      DIVISION(a)     DIVISION(h)
                                 ------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................         $647         $2,366                 $4          $14,230              $36
  Capital gains distributions....          611
                                 ------------------------------------------------------------------------------------
Total investment income..........        1,258          2,366                  4           14,230               36

Expenses:
  Mortality and expense risk
    and other charges............        2,358            284                 13            2,586               14
  Annual administrative charges              4              -                  -               28                -
  Contingent deferred sales
    charges......................            -              -                  -              230                -
                                 ------------------------------------------------------------------------------------
Total expenses...................        2,362            284                 13            2,844               14
                                 ------------------------------------------------------------------------------------
Net investment income (loss).....       (1,104)         2,082                 (9)          11,386               22

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................       (1,532)             3                  -            3,501                -
  Net unrealized appreciation
    (depreciation) of
    investments..................      (67,634)          (776)               (12)          (5,786)              37
                                 ------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................     $(70,270)        $1,309               $(21)          $9,101              $59
                                 ====================================================================================

(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                 8


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)


                                                        LARGE       ING GLOBAL     SP JENNISON
                                  DIVERSIFIED             CAP            BRAND    INTERNATIONAL       PRUDENTIAL
                                    MID - CAP           VALUE            NAMES           GROWTH         JENNISON
                                   DIVISION(c)       DIVISION(c)    DIVISION(d)      DIVISION(g)      DIVISION(b)
                                 ---------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................          $6          $1,059             $57                $-               $-
  Capital gains distributions....                                                                          1,944
                                 ---------------------------------------------------------------------------------------
Total investment income..........           6           1,059              57                 -            1,944

Expenses:
  Mortality and expense risk
    and other charges............           4             444              88                 7              105
  Annual administrative charges             -               -               8                 -                -
  Contingent deferred sales
    charges......................           -               -               7                 -                -
                                 ---------------------------------------------------------------------------------------
Total expenses...................           4             444             103                 7              105
                                 ---------------------------------------------------------------------------------------
Net investment income (loss).....           2             615             (46)               (7)           1,839

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................           -            (988)            (16)                -                3
  Net unrealized appreciation
    (depreciation) of
    investments..................          63          (1,331)         (2,136)             (225)          (5,550)
                                 ---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................         $65         $(1,704)        $(2,198)            $(232)         $(3,708)
                                 =======================================================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                 9


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)

                                                          PIMCO
                                        PIMCO        STOCKSPLUS
                                   HIGH YIELD          GROWTH &                         SELECT HIGH         SELECT
                                         BOND            INCOME     APPRECIATION             GROWTH         GROWTH
                                     DIVISION          DIVISION         DIVISION           DIVISION       DIVISION
                                 -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................      $8,630           $18,249          $38,100            $45,523         $80,307
  Capital gains distributions....           -             6,996           71,015             41,195          93,343
                                 -------------------------------------------------------------------------------------
Total investment income..........       8,630            25,245          109,115             86,718         173,650

Expenses:
  Mortality and expense risk
    and other charges............       1,365             3,677           70,906             24,964          41,602
  Annual administrative charges            15                54            1,230              1,959             650
  Contingent deferred sales
    charges......................           -                21          (17,503)            13,236         (10,927)
                                 -------------------------------------------------------------------------------------
Total expenses...................       1,380             3,752           54,633             40,159          31,325
                                 -------------------------------------------------------------------------------------
Net investment income (loss).....       7,250            21,493           54,482             46,559         142,325

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................      (4,674)          (12,502)          99,237             46,327          93,104
  Net unrealized appreciation
    (depreciation) of
    investments..................      (4,867)          (48,296)        (228,269)          (263,382)       (425,005)
                                 -------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................     $(2,291)         $(39,305)        $(74,550)         $(170,496)      $(189,576)
                                 =====================================================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                 10


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)

                                                                                            SMITH             SMITH
                                                                                           BARNEY            BARNEY
                                       SELECT             SELECT         SELECT             MONEY         LARGE CAP
                                     BALANCED       CONSERVATIVE         INCOME            MARKET             VALUE
                                     DIVISION           DIVISION       DIVISION          DIVISION          DIVISION
                                 --------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................    $121,665            $73,749        $27,105           $30,186           $28,654
  Capital gains distributions....     153,805             30,124          4,479                 -            51,784
                                 --------------------------------------------------------------------------------------
Total investment income..........     275,470            103,873         31,584            30,186            80,438

Expenses:
  Mortality and expense risk
    and other charges............      54,574             20,134          5,288             6,911            30,397
  Annual administrative charges         1,664                623             61               162               676
  Contingent deferred sales
    charges......................       3,336                521              -            (2,696)           (1,941)
                                 --------------------------------------------------------------------------------------
Total expenses...................      59,574             21,278          5,349             4,377            29,132
                                 --------------------------------------------------------------------------------------
Net investment income (loss).....     215,896             82,595         26,235            25,809            51,306

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................      54,589             27,045         (2,403)                -             1,094
  Net unrealized appreciation
    (depreciation) of
    investments..................    (140,796)           (70,938)       (14,042)                -           199,216
                                 --------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................    $129,689            $38,702         $9,790           $25,809          $251,616
                                 ======================================================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                                                 11


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        For the year ended December 31, 2000, except as noted
                                                            (continued)

                                       SMITH
                                      BARNEY              SMITH
                                 INTERNATIONAL           BARNEY
                                      EQUITY        HIGH INCOME
                                    DIVISION           DIVISION          COMBINED
                                 ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................      $4,985           $31,971        $4,489,113
  Capital gains distributions....           -                 -         1,864,446
                                 ----------------------------------------------------
Total investment income..........       4,985            31,971         6,353,559

Expenses:
  Mortality and expense risk
    and other charges............      10,260             4,762           759,437
  Annual administrative charges           541               220            15,902
  Contingent deferred sales
    charges......................       1,951             2,405            27,800
                                 ----------------------------------------------------
Total expenses...................      12,752             7,387           803,139
                                 ----------------------------------------------------
Net investment income (loss).....      (7,767)           24,584         5,550,420

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments..................      15,140           (14,838)          907,804
  Net unrealized appreciation
    (depreciation) of
    investments..................    (220,801)          (46,120)      (10,830,444)
                                 ----------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................   $(213,428)         $(36,374)      $(4,372,220)
                                 ====================================================


(a) Commencement of operations, May 11, 2000
(b) Commencement of operations, May 25, 2000
(c) Commencement of operations, June 21, 2000
(d) Commencement of operations, July 25, 2000
(e) Commencement of operations, September 20, 2000
(f) Commencement of operations, October 3, 2000
(g) Commencement of operations, November 14, 2000
(h) Commencement of operations, December 18, 2000


  See accompanying notes.


                                      12

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted

                                      LIMITED
                                     MATURITY            HARD             ALL-                REAL             FULLY
                                         BOND          ASSETS           GROWTH              ESTATE           MANAGED
                                     DIVISION        DIVISION         DIVISION            DIVISION          DIVISION
                                   -----------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999....     $25,228         $14,366          $81,782             $39,881          $147,160

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...       6,546            (149)          28,887               1,997            34,201
  Net realized gain (loss) on
    investments..................        (171)         (3,598)          28,525              (1,532)              711
  Net unrealized appreciation
    (depreciation) of
    investments..................      (5,578)          6,598           35,537              (2,686)          (17,827)
                                  ------------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................         497           2,851           92,949              (2,221)           17,085

Changes from principal
 transactions:
  Purchase payments..............      19,412             154              212                 107           288,781
  Contract distributions and
    terminations.................      (1,897)              -           (1,475)             (5,274)          (12,450)
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................     194,722          (8,263)          (9,916)              7,578            98,063
                                  ------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     212,237          (8,109)         (11,179)              2,411           374,394
                                  ------------------------------------------------------------------------------------------
Total increase (decrease)........     212,734          (5,258)          81,770                 190           391,479
                                  ------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..     237,962           9,108          163,552              40,071           538,639

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...      36,733             (97)          82,870               8,533            78,740
  Net realized gain (loss) on
    investments..................       3,318             (64)         (31,182)             (1,125)           (1,922)
  Net unrealized appreciation
    (depreciation) of
    investments..................      (9,941)           (252)         (49,253)             15,059            76,490
                                  ------------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................      30,110            (413)           2,435              22,467           153,308

Changes from principal
 transactions:
  Purchase payments..............     181,119           5,565                2             114,467           165,175
  Contract distributions and
    terminations.................      (3,301)           (176)             (39)             (2,167)          (17,766)
  Transfer payments from (to)
    fixed account and other
    divisions....................     239,662           3,972         (165,950)             66,553           126,170
                                  ------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......
                                      417,480           9,361         (165,987)            178,853           273,579
                                  ------------------------------------------------------------------------------------------
Total increase (decrease)........     447,590           8,948         (163,552)            201,320          426,887
                                  ------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000..    $685,552         $18,056               $-            $241,391          $965,526
                                  ==========================================================================================

(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 13

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted
                                                            (continued)


                                       EQUITY          CAPITAL           RISING        EMERGING           VALUE
                                       INCOME     APPRECIATION        DIVIDENDS         MARKETS          EQUITY
                                     DIVISION         DIVISION         DIVISION        DIVISION        DIVISION
                                 ----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999....    $346,055         $134,348         $814,902         $18,993        $112,525

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...      57,170           85,369           35,531             187           3,982
  Net realized gain (loss) on
    investments..................      (1,008)           5,171           25,624            (108)         (3,825)
  Net unrealized appreciation
    (depreciation) of
    investments..................     (77,800)          48,292          142,866          21,886          (4,651)
                                 ----------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................     (21,638)         138,832          204,021          21,965          (4,494)

Changes from principal
 transactions:
  Purchase payments..............     144,601          468,603          833,819          17,090         101,843
  Contract distributions and
    terminations.................      (3,093)         (35,181)         (68,076)           (402)        (11,027)
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................     154,570          104,745          621,061          13,332         182,994
                                 ----------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     296,078          538,167        1,386,804          30,020         273,810
                                 ----------------------------------------------------------------------------------
Total increase (decrease)........     274,440          676,999        1,590,825          51,985         269,316
                                 ----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..     620,495          811,347        2,405,727          70,978         381,841

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...      43,828           42,098           50,778          (2,343)           (572)
  Net realized gain (loss) on
    investments..................     (46,121)           3,759           23,938            (527)        (18,665)
  Net unrealized appreciation
    (depreciation) of
    investments..................      66,579         (358,140)        (201,326)        (76,094)         27,554
                                 ----------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................      64,286         (312,283)        (126,610)        (78,964)          8,317

Changes from principal
 transactions:
  Purchase payments..............     131,989        1,106,215          809,639         132,933          41,773
  Contract distributions and
    terminations.................    (108,867)         (52,218)        (131,095)         (9,197)        (34,788)
  Transfer payments from (to)
    fixed account and other
    divisions....................      43,915          177,745           54,342          49,919         (80,560)
                                 ----------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......
                                       67,037        1,231,742          732,886         173,655         (73,575)
                                 ----------------------------------------------------------------------------------
Total increase (decrease)........     131,323          919,459          606,276          94,691         (65,258)
                                 ----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000..    $751,818       $1,730,806       $3,012,003        $165,669        $316,583
                                 ==================================================================================

(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 14

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted
                                                            (continued)


                                    STRATEGIC            SMALL        MANAGED            LIQUID         MID-CAP
                                       EQUITY              CAP         GLOBAL             ASSET          GROWTH
                                     DIVISION         DIVISION       DIVISION          DIVISION(b)     DIVISION
                                 -----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999....    $55,652         $208,044        $179,010          $125,587        $797,931

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...     (1,104)          27,137         122,197            19,522         178,116
  Net realized gain (loss) on
    investments..................      7,780           34,207          12,409                 -          37,274
  Net unrealized appreciation
    (depreciation) of
    investments..................    101,437          152,967         218,315                 -         685,536
                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................    108,113          214,311         352,921            19,522         900,926

Changes from principal
 transactions:
  Purchase payments..............     38,186          336,813         205,637           922,298         261,909
  Contract distributions and
    terminations.................     (3,582)         (11,372)        (12,035)          (22,343)        (50,924)
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................    177,727          472,978         258,067          (542,196)        451,326
                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......    212,331          798,419         451,669           357,759         662,311
                                 -----------------------------------------------------------------------------------
Total increase (decrease)........    320,444        1,012,730         804,590           377,281       1,563,237
                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..    376,096        1,220,774         983,600           502,868       2,361,168

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...     21,907          813,374         415,112            20,464       1,996,463
  Net realized gain (loss) on
    investments..................     59,260           64,356          35,298                 -         219,581
  Net unrealized appreciation
    (depreciation) of
    investments..................   (267,742)      (1,479,186)       (694,686)                -      (2,198,889)
                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................   (186,575)        (601,456)       (244,276)           20,464          17,155

Changes from principal
 transactions:
  Purchase payments..............    558,750        1,169,009         518,699           599,793       1,999,718
  Contract distributions and
    terminations.................     (3,726)         (66,599)        (72,916)         (116,594)       (282,075)
  Transfer payments from (to)
    fixed account and other
    divisions....................     52,027          377,563         295,267            57,163       1,311,826
                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......
                                     607,051        1,479,973         741,050           540,362       3,029,469
                                 -----------------------------------------------------------------------------------
Total increase (decrease)........    420,476          878,517         496,774           560,826       3,046,624
                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000..   $796,572       $2,099,291      $1,480,374        $1,063,694      $5,407,792
                                 ===================================================================================

(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 15

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted
                                                            (continued)

                                                                                                         GLOBAL
                                      CAPITAL                            TOTAL                            FIXED
                                       GROWTH         RESEARCH          RETURN           GROWTH          INCOME
                                     DIVISION         DIVISION        DIVISION         DIVISION        DIVISION(a)
                                 -----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999....    $448,417       $2,479,175      $1,719,644         $421,339              $-

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...      57,673           15,511          55,092           43,417             200
  Net realized gain (loss) on
    investments..................     123,518           49,575          10,698           40,070            (243)
  Net unrealized appreciation
    (depreciation) of
    investments..................     106,673          685,833         (22,288)       1,685,588          (1,508)
                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................     287,864          750,919          43,502        1,769,075          (1,551)

Changes from principal
 transactions:
  Purchase payments..............     914,015          631,122         519,903        2,761,610          13,873
  Contract distributions and
    terminations.................     (19,737)        (190,642)        (84,670)         (82,730)           (467)
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................    (300,680)         695,844         619,367        1,579,670          24,044
                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     593,598        1,136,324       1,054,600        4,258,550          37,450
                                 -----------------------------------------------------------------------------------
Total increase (decrease)........     881,462        1,887,243       1,098,102        6,027,625          35,899
                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..   1,329,879        4,366,418       2,817,746        6,448,964          35,899

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...      22,249          488,373         236,659          483,933           5,771
  Net realized gain (loss) on
    investments..................      (1,156)          74,873         (10,808)         231,979             (78)
  Net unrealized appreciation
    (depreciation) of
    investments..................    (305,402)        (907,288)        248,990       (3,366,236)         (4,031)
                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................    (284,309)        (344,042)        474,841       (2,650,324)          1,662

Changes from principal
 transactions:
  Purchase payments..............     395,978          658,866         356,142        4,163,150          61,537
  Contract distributions and
    terminations.................     (97,807)         (91,204)        (71,718)        (250,377)              -
  Transfer payments from (to)
    fixed account and other
    divisions....................     (52,789)         537,639         191,756          728,586          23,962
                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     245,382        1,105,301         476,180        4,641,359          85,499
                                 -----------------------------------------------------------------------------------
Total increase (decrease)........     (38,927)         761,259         951,021        1,991,035          87,161
                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000..  $1,290,952       $5,127,677      $3,768,767       $8,439,999        $123,060
                                 ===================================================================================

(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 16

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted
                                                            (continued)
                                                                                                               ASSET
                                 DEVELOPING                             GROWTH &                          ALLOCATION
                                      WORLD         INVESTORS             INCOME           ALL CAP            GROWTH
                                   DIVISION(d)       DIVISION(i)      DIVISION(j)       DIVISION(e)         DIVISION(l)
                                 ---------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999....        $-                $-                 $-                $-                $-

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...     4,177                 -                  -                 -                 -
  Net realized gain (loss) on
    investments..................        23                 -                  -                 -                 -
  Net unrealized appreciation
    (depreciation) of
    investments..................    11,102                 -                  -                 -                 -
                                 ---------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................    15,302                 -                  -                 -                 -

Changes from principal
 transactions:
  Purchase payments..............    55,587                 -                  -                 -                 -
  Contract distributions and
    terminations.................         -                 -                  -                 -                 -
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................    82,528                 -                  -                 -                 -
                                 ---------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......   138,115                 -                  -                 -                 -
                                 ---------------------------------------------------------------------------------------
Total increase (decrease)........   153,417                 -                  -                 -                 -
                                 ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..  153,417                  -                  -                 -                 -

INCREASE (DECREASE) IN NET ASSETS
Operations:                                             2,082                 (9)           11,386                22
  Net investment income (loss)...   (1,104)
  Net realized gain (loss) on
    investments..................   (1,532)                 3                  -             3,501                 -
  Net unrealized appreciation
    (depreciation) of
    investments..................  (67,634)              (776)               (12)           (5,786)               37
                                 ---------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................  (70,270)             1,309                (21)            9,101                59

Changes from principal
 transactions:
  Purchase payments..............   98,466             81,929              3,997           465,548            33,485
  Contract distributions and
    terminations.................        -             (2,224)                 -            (9,301)                -
  Transfer payments from (to)
    fixed account and other
    divisions....................  (26,368)             1,500                  -           136,940                 -
                                 ---------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......   72,098             81,205              3,997           593,187            33,485
                                 ---------------------------------------------------------------------------------------
Total increase (decrease)........    1,828             82,514              3,976           602,288            33,544
                                 ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000.. $155,245            $82,514             $3,976          $602,288           $33,544
                                 =======================================================================================


(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 17

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted
                                                            (continued)

                                                          LARGE       ING GLOBAL     SP JENNISON
                                  DIVERSIFIED               CAP            BRAND    INTERNATIONAL         PRUDENTIAL
                                    MID - CAP             VALUE            NAMES           GROWTH           JENNISON
                                   DIVISION(k)         DIVISION(g)    DIVISION(h)      DIVISION(k)        DIVISION(f)
                                 -------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999....          $-                $-              $-                $-                 $-

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...          -                 -                -                -                   -
  Net realized gain (loss) on
    investments..................          -                 -                -                -                   -
  Net unrealized appreciation
    (depreciation) of
    investments..................          -                 -                -                -                   -
                                 -------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................          -                 -                -                -                   -
                                                                                               -                   -
Changes from principal
 transactions:
  Purchase payments..............          -                 -                -                -                   -
  Contract distributions and
    terminations.................          -                 -                -                -                   -
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................          -                 -                -                -                   -
                                 -------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......         -                 -                 -                -                   -
                                 -------------------------------------------------------------------------------------
Total increase (decrease)........          -                 -                -                -                   -
                                 -------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..          -                 -                -                -                   -

INCREASE (DECREASE) IN NET ASSETS
Operations:                                2               615              (46)              (7)              1,839
  Net investment income (loss)...
  Net realized gain (loss) on
    investments..................          -              (988)             (16)               -                   3
  Net unrealized appreciation
    (depreciation) of
    investments..................         63            (1,331)          (2,136)            (225)             (5,550)
                                 -------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................         65            (1,704)          (2,198)            (232)             (3,708)

Changes from principal
 transactions:
  Purchase payments..............      2,500           111,441                9            7,494              19,166
  Contract distributions and
    terminations.................          -            (1,991)            (110)               -                   -
  Transfer payments from (to)
    fixed account and other
    divisions....................         (1)           11,799           21,637                -                   -
                                 -------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......      2,499           121,249           21,536            7,494              19,166
                                 -------------------------------------------------------------------------------------
Total increase (decrease)........      2,564           119,545           19,338            7,262              15,458
                                 -------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000..     $2,564          $119,545          $19,338           $7,262             $15,458
                                 =====================================================================================

(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 18

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted
                                                            (continued)

                                                           PIMCO
                                      PIMCO           STOCKSPLUS
                                 HIGH YIELD             GROWTH &                       SELECT HIGH            SELECT
                                       BOND               INCOME     APPRECIATION           GROWTH            GROWTH
                                   DIVISION(b)          DIVISION(c)      DIVISION         DIVISION          DIVISION
                                 ---------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999            $-                   $-       $3,713,437       $1,604,942        $2,561,147

INCREASE (DECREASES) IN NET ASSETS
Operations:
  Net investment income (loss)...      1,376              24,302           29,796            4,997            37,392
  Net realized gain (loss) on
    investments..................        (34)                 (4)          58,669           60,963            69,352
  Net unrealized appreciation
    (depreciation) of
    investments..................     (1,052)               (805)         419,137          328,588           309,860
                                 ---------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................        290              23,493          507,602          394,548           416,904

Changes from principal
 transactions:
  Purchase payments..............      3,169             285,521          321,209           55,479           166,612
  Contract distributions and
    terminations.................          -                (137)        (353,244)        (165,439)         (219,182)
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................     37,145              16,436        1,136,305             (171)          250,863
                                 ---------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     40,314             301,820        1,104,270         (110,131)          198,293
                                 ---------------------------------------------------------------------------------------
Total increase (decrease)........     40,604             325,313        1,611,872          284,417           615,197
                                 ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..     40,604             325,313        5,325,309        1,889,359         3,176,344

INCREASE (DECREASE) IN NET ASSETS
Operations:                            7,250              21,493           54,482           46,559           142,325
  Net investment income (loss)...
  Net realized gain (loss) on
    investments..................     (4,674)            (12,502)          99,237           46,327            93,104
  Net unrealized appreciation
    (depreciation) of
    investments..................     (4,867)            (48,296)        (228,269)        (263,382)         (425,005)
                                 ---------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................     (2,291)            (39,305)         (74,550)        (170,496)         (189,576)

Changes from principal
 transactions:
  Purchase payments..............     44,923              70,951         (369,435)           4,403          (237,769)
  Contract distributions and
    terminations.................     (4,122)             (6,321)          51,204         (300,184)           61,859
  Transfer payments from (to)
    fixed account and other
    divisions....................     26,137             (87,038)          36,034          222,744          (229,023)
                                 ---------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     66,938             (22,408)        (282,197)         (73,037)         (404,933)
                                 ---------------------------------------------------------------------------------------
Total increase (decrease)........     64,647             (61,713)        (356,747)        (243,533)         (594,509)
                                 ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000..   $105,251            $263,600       $4,968,562       $1,645,826        $2,581,835
                                 =======================================================================================

(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 19

                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   For the years ended December 31, 2000 and 1999, except as noted
                                                            (continued)
                                                                                           SMITH              SMITH
                                                                                          BARNEY             BARNEY
                                      SELECT           SELECT          SELECT              MONEY          LARGE CAP
                                    BALANCED     CONSERVATIVE          INCOME             MARKET              VALUE
                                    DIVISION         DIVISION        DIVISION(a)        DIVISION           DIVISION
                                 ---------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999.... $3,658,633       $1,549,310        $157,091         $2,286,146         $2,194,110

INCREASE (DECREASES) IN NET ASSETS
Operations:                                            40,999           6,064             28,211             52,674
  Net investment income (loss)...    123,278
  Net realized gain (loss) on
    investments..................     40,676            5,157              (4)                 -             16,020
  Net unrealized appreciation
    (depreciation) of
    investments..................     96,713            7,624          (7,958)                 -           (104,858)
                                 ---------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................    260,667           53,780          (1,898)            28,211            (36,164)

Changes from principal
 transactions:
  Purchase payments..............     64,932           13,232             138          1,227,624             81,924
  Contract distributions and
    terminations.................    (89,122)         (75,642)         (4,004)           (57,927)          (128,005)
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................    211,393          394,429         247,386         (2,832,094)           287,695
                                 ---------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......    187,203          332,019         243,520         (1,662,397)           241,614
                                 ---------------------------------------------------------------------------------------
Total increase (decrease)........    447,870          385,799         241,622         (1,634,186)           205,450
                                 ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..  4,106,503        1,935,109         398,713            651,960          2,399,560

INCREASE (DECREASE) IN NET ASSETS
Operations:                           215,896
  Net investment income (loss)...                      82,595          26,235             25,809             51,306
  Net realized gain (loss) on
    investments..................     54,589           27,045          (2,403)                 -              1,094
  Net unrealized appreciation
    (depreciation) of
    investments..................   (140,796)         (70,938)        (14,042)                 -            199,216
                                 ---------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................    129,689           38,702           9,790             25,809            251,616

Changes from principal
 transactions:
  Purchase payments..............     61,595            1,153             (50)           (47,822)           (85,437)
  Contract distributions and
    terminations.................   (196,624)         (29,967)        (40,147)            11,316            (58,701)
  Transfer payments from (to)
    fixed account and other
    divisions....................   (192,143)        (509,816)          3,462           (188,166)           (29,429)
                                 ---------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......   (327,172)        (538,630)        (36,735)          (224,672)          (173,567)
                                 ---------------------------------------------------------------------------------------
Total increase (decrease)........   (197,483)        (499,928)        (26,945)          (198,863)            78,049
                                 ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000.. $3,909,020       $1,435,181        $371,768           $453,097         $2,477,609
                                 =======================================================================================


(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                                                 20

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT NY-B
                        STATEMENTS OF CHANGES IN NET ASSETS
          For the years ended December 31, 2000 and 1999, except as noted
                                   (continued)

                                        SMITH
                                       BARNEY              SMITH
                                 INTERNATIONAL            BARNEY
                                       EQUITY        HIGH INCOME
                                     DIVISION           DIVISION            COMBINED
                                 -------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999....    $460,926           $343,421         $26,699,202

INCREASE (DECREASE) IN NET ASSETS
Operations:                            (6,122)            19,949           1,138,875
  Net investment income (loss)...
  Net realized gain (loss) on
    investments..................       9,157             (6,820)            618,232
  Net unrealized appreciation
    (depreciation) of
    investments..................     277,097            (10,457)          5,083,881
                                 -------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................     280,132              2,672           6,840,988

Changes from principal
 transactions:
  Purchase payments..............      37,165             32,993          10,825,573
  Contract distributions and
    terminations.................     (17,915)           (28,838)         (1,756,832)
  Transfer payments from (to)
    Fixed Account and other
    Divisions....................     (51,884)            30,514           4,605,578
                                 -------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     (32,634)            34,669          13,674,319
                                 -------------------------------------------------------
Total increase (decrease)........     247,498             37,341          20,515,307
                                 -------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999..     708,424            380,762          47,214,509

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)...      (7,767)            24,584           5,550,420
  Net realized gain (loss) on
    investments..................      15,140            (14,838)            907,804
  Net unrealized appreciation
    (depreciation) of
    investments..................    (220,801)           (46,120)        (10,830,444)
                                 -------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from
    operations...................    (213,428)           (36,374)         (4,372,220)

Changes from principal
 transactions:
  Purchase payments..............       9,709              1,379          13,448,154
  Contract distributions and
    terminations.................     (48,180)           (46,123)         (2,302,246)
  Transfer payments from (to)
    fixed account and other
    divisions....................     199,624              7,475           3,444,136
                                 -------------------------------------------------------
  Increase (decrease) in net
    assets derived from
    principal transactions.......     161,153            (37,269)         14,860,044
                                 -------------------------------------------------------
Total increase (decrease)........     (52,275)           (73,643)         10,487,824
                                 -------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000..    $656,149           $307,119         $57,702,333
                                 =======================================================

(a) Commencement of operations, January 21, 1999
(b) Commencement of operations, February 24, 1999
(c) Commencement of operations, June 21, 1999
(d) Commencement of operations, October 15, 1999
(e) Commencement of operations, May 11, 2000
(f) Commencement of operations, May 25, 2000
(g) Commencement of operations, June 21, 2000
(h) Commencement of operations, July 25, 2000
(i) Commencement of operations, September 20, 2000
(j) Commencement of operations, October 3, 2000
(k) Commencement of operations, November 14, 2000
(l) Commencement of operations, December 18, 2000

See accompanying notes.

                                            21

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000


1. ORGANIZATION

First Golden American Life Insurance Company of New York Separate Account NY-B (the "Account") was established by First Golden American Life Insurance Company of New York ("First Golden") to support the operations of variable annuity contracts ("Contracts"). First Golden is a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American"), a wholly owned subsidiary of Equitable of Iowa Companies, Inc. First Golden is primarily engaged in the issuance of variable insurance products and is licensed as a stock life insurance company in the states of New York and Delaware.

Operations of the Account commenced on May 19, 1997. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. First Golden provides for variable accumulation and benefits under the contracts by crediting annuity considerations to one or more divisions within the Account or the First Golden Fixed Separate Account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business First
Golden may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of First Golden. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of First Golden.

At December 31, 2000, the Account had, under First Golden's GoldenSelect Contracts ("DVA Plus"), thirty-two investment divisions: Limited Maturity Bond, Hard Assets, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Emerging Markets, Value Equity, Strategic Equity, Small Cap, Managed Global, Liquid Asset, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Global Fixed Income, Developing World, Investors, Growth & Income, All Cap, Asset Allocation Growth, Diversified Mid-Cap, Large Cap Value, ING Global Brand Names, SP Jennison International Growth, Prudential Jennison, PIMCO High Yield Bond, and PIMCO StocksPLUS Growth and Income. The Account also had, under First Golden's Empire PrimElite Contracts ("Empire DVA"), thirteen investment divisions: Appreciation, Select High Growth, Select Growth, Select Balanced, Select Conservative, Select Income, Smith Barney Money Market, Smith Barney Large Cap Value, Smith Barney International

Equity, Smith Barney High Income, Mid-Cap Growth, Research, and Total Return Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as a "Portfolio") of mutual funds of The GCG Trust, ING Variable Insurane Trust PIMCO Variable Insurance Trust, Prudential Series Funds Inc., Greenwich Street Series Fund Inc., Smith Barney Concert Allocation Series Inc., or Travelers Series Fund Inc. (the "Trusts"). At December 31, 2000, Growth Opportunities, Galaxy VIP Asset Allocation, Galaxy VIP Equity Funds, Galaxy VIP Growth & Income, Galaxy VIP High Quality, Galaxy VIP Small Co., and Special Situations divisions were available under GoldenSelect Contracts but did not have investments.

On January 28, 2000, the consolidation of the All Growth Series into the Mid Cap Growth Series took place at no cost to current contract holders. Shares of the Mid-Cap Growth Series were substituted for shares of the All Growth Series.


2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of First Golden which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of First Golden.

3. CHARGES AND FEES

There are two different death benefit options referred to as Standard and Annual Ratchet. Under the terms of the Contracts, certain charges are allocated to the Contracts to cover First Golden's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: First Golden assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.10% and 1.25% of the assets attributable to the Standard and Annual Ratchet, respectively, to cover these risks.

ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of .15% of assets attributable to the Contracts is deducted.

ADMINISTRATIVE CHARGES: An administrative charge of $30 per Contract year is deducted from the accumulation value of the Contracts to cover ongoing administrative expenses. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period.

CONTINGENT DEFERRED SALES CHARGES: A contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven-year period from the date a premium payment is received. The Surrender Charge is imposed at a rate of 7% during the first year of purchase declining to 6%, 5%, 4%, 3%, 2%, and 1% in the second, third, fourth, fifth, sixth, and seventh years, respectively.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the payment by First Golden depends on the annuitant's state of residence and currently ranges up to 3.5% of premiums.



4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                       YEAR ENDED DECEMBER 31
                                                                 2000                           1999
                                                   ------------------------------------------------------------
                                                       PURCHASES          SALES     PURCHASES           SALES
                                                   ------------------------------------------------------------

The GCG Trust:
  Limited Maturity Bond Series                          $691,679        $237,466      $233,217         $14,477
  Hard Assets Series                                       9,607             343         5,536          13,808
  All-Growth Series                                       83,052         166,169       129,198         111,522
  Real Estate Series                                     190,954           3,568        10,197           5,821
  Fully Managed Series                                   427,862          75,543       424,061          15,534
  Equity Income Series                                   318,824         207,959       362,784           9,699
  Capital Appreciation Series                          1,385,459         111,619       790,040         166,600
  Rising Dividends Series                              1,151,807         368,143     1,594,116         172,103
  Emerging Markets Series                                193,775          22,463        30,981             782
  Value Equity Series                                    168,719         242,866       331,388          53,685
  Strategic Equity Series                                774,172         145,214       284,056          72,861
  Small Cap Series                                     2,529,682         236,335     1,008,740         183,298
  Managed Global Series                                1,276,406         120,244       616,769          43,023
  Liquid Asset Series                                  1,333,103         772,277     1,562,563       1,185,346
  Mid-Cap Growth Series                                5,504,012         478,080     1,029,322         189,550
  Capital Growth Series                                  579,403         311,772     1,595,773         944,593
  Research Series                                      1,882,115         288,441     1,448,811         299,087
  Total Return Series                                  1,067,893         355,054     1,461,416         352,870
  Growth Series                                        5,666,469         541,177     4,493,415         191,652
  Global Fixed Income Series                              92,133             863        42,195           4,545
  Developing World Series                                126,773          55,779       142,412             120
  Investors Series                                        85,773           2,486             -               -
  Growth & Income                                          4,001              13             -               -
  All Cap Series                                         684,588          80,015             -               -
  Asset Allocation Growth                                 33,521              14             -               -
  Diversified Mid-Cap                                      2,506               5             -               -
  Large Cap Value                                        143,254          21,390             -               -
ING Variable Insurance Trust:
  ING Global Brand Names Series                           21,691             201             -               -
Prudential Series Funds Inc.:
  SP Jennison International Growth Portfolio               7,494               7             -               -
  Prudential Jennison Portfolio                           21,112             107             -               -
PIMCO Variable Insurance Trust:                                                              -               -
  PIMCO High Yield Bond Portfolio                        147,787          73,599        42,460             770
  PIMCO StocksPLUS Growth and Income Portfolio
                                                         158,113         159,028       327,316           1,194
Greenwich Street Series Fund Inc.:
  Appreciation Portfolio                                 539,293         767,008     1,564,618         433,804
Smith Barney Concert Allocation Series Inc.:
  Select High Growth Portfolio                           195,932         222,410       223,352         330,386
  Select Growth Portfolio                                353,924         616,532       689,556         455,948
  Select Balanced Portfolio                              470,803         582,079       763,119         454,372
  Select Conservative Portfolio                          103,937         559,972       486,134         113,678
  Select Income Portfolio                                 35,598          46,098       259,067           9,533


                                                                 25

4. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                       YEAR ENDED DECEMBER 31
                                                                 2000                           1999
                                                   ------------------------------------------------------------
                                                      PURCHASES           SALES      PURCHASES         SALES
                                                   ------------------------------------------------------------
Travelers Series Fund Inc.:
  Smith Barney Money Market Portfolio                    121,103         319,966     1,081,672       2,716,821
  Smith Barney Large Cap Value Portfolio                 172,182         294,443       439,349         146,409
  Smith Barney International Equity Portfolio            209,558          56,172        54,415          93,549
  Smith Barney High Income Portfolio                      47,424          60,109       118,610          64,235
                                                   ------------------------------------------------------------
COMBINED                                             $29,013,493      $8,603,029   $23,646,658      $8,851,675
                                                   ============================================================





5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Contractowners'  transactions shown in the following table reflect gross inflows
("Purchases") and outflows ("Sales") in units for each Division.

                                                                     YEAR ENDED DECEMBER 31
                                                               2000                          1999
                                                   -----------------------------------------------------------
                                                     PURCHASES        SALES        PURCHASES       SALES
                                                   -----------------------------------------------------------

Limited Maturity Bond Division                          37,541        13,319          13,464           845
Hard Assets Division                                       593            11             326           808
All-Growth Division                                                    5,120           5,921         6,103
Real Estate Division                                     7,212            99             350           243
Fully Managed Division                                  15,212         3,076          18,110           585
Equity Income Division                                  12,515         9,987          13,318           272
Capital Appreciation Division                           47,365         5,584          27,498         6,167
Rising Dividends Division                               41,899        14,275          64,466         7,512
Emerging Markets Division                               17,652         2,282           3,087            44
Value Equity Division                                    9,825        14,634          19,220         4,356
Strategic Equity Division                               31,128         6,205          17,663         4,448
Small Cap Division                                      71,148        10,576          51,164        11,215
Managed Global Division                                 38,934         6,732          31,115         2,189
Liquid Asset Division                                   85,144        50,502         105,019        79,947
Mid-Cap Growth Division                                 82,804        14,454          31,808         7,834
Capital Growth Division                                 28,812        16,983          85,918        49,165
Research Division                                       49,752        11,316          61,611        14,370
Total Return Division                                   47,194        21,667          79,305        20,563
Growth Division                                        179,467        21,563         210,644        11,310
Global Fixed Income Division                             7,436             -           3,383           345
Developing World Division                               12,492         5,232          13,214             -
Investors Division                                       7,530           203               -             -
Growth & Income Division                                   400             -               -             -
All Cap Division                                        59,509         7,552               -             -
Asset Allocation Growth Division                         3,577             -               -             -
Diversified Mid-Cap Division                               260             -               -             -
Large Cap Value Division                                13,379         2,042               -             -
ING Global Brand Names Division                          2,221            13               -             -
SP Jennison International Growth Division                  848             -               -             -
Prudential Jennison Division                             1,969             -               -             -


                                                                 26


5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)

                                                                     YEAR ENDED DECEMBER 31
                                                               2000                          1999
                                                   -----------------------------------------------------------
                                                     PURCHASES        SALES        PURCHASES       SALES
                                                   -----------------------------------------------------------

PIMCO High Yield Bond Division                          13,902         7,348           4,011            50
PIMCO StocksPLUS Growth and Income Division             10,403        12,699          24,782            11
Appreciation Division                                   25,706        40,280          88,587        24,412
Select High Growth Division                              7,774        13,478          15,526        23,775
Select Growth Division                                  13,266        43,074          48,429        33,657
Select Balanced Division                                15,901        41,347          50,092        36,248
Select Conservative Division                                30        45,585          36,505         8,389
Select Income Division                                     356         3,493          21,716           529
Smith Barney Money Market Division                       7,436        26,129         100,813       246,386
Smith Barney Large Cap Value Division                    5,045        14,477          19,242         6,966
Smith Barney International Equity Division               9,396         2,439           3,938         6,242
Smith Barney High Income Division                        1,209         4,272           7,159         4,766
                                                   -----------------------------------------------------------
COMBINED                                             1,024,242       498,048       1,277,404       619,752
                                                   ===========================================================

6. NET ASSETS
Investments at net asset value at December 31, 2000 consisted of the following:

                                                 LIMITED
                                                MATURITY          HARD               ALL-           REAL            FULLY
                                                    BOND        ASSETS             GROWTH         ESTATE          MANAGED
                                                DIVISION      DIVISION           DIVISION       DIVISION         DIVISION
                                            --------------------------------------------------------------------------------
Unit transactions..................             $650,281       $19,648          $(109,113)      $223,594         $789,281
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........                51,435        (1,917)           109,113         13,644          125,239
Net unrealized appreciation
   (depreciation) of investments...              (16,164)          325                  -          4,153           51,006
                                            --------------------------------------------------------------------------------
                                                $685,552       $18,056                 $-       $241,391         $965,526
                                            ================================================================================

                                                   EQUITY        CAPITAL          RISING          EMERGING          VALUE
                                                   INCOME   APPRECIATION       DIVIDENDS           MARKETS         EQUITY
                                                 DIVISION       DIVISION        DIVISION          DIVISION       DIVISION
                                            --------------------------------------------------------------------------------
Unit transactions..................              $692,432     $1,901,437      $2,892,450          $230,437       $316,308
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........                90,295        146,758         173,039           (3,214)        (15,673)
Net unrealized appreciation
   (depreciation) of investments...               (30,909)      (317,389)        (53,486)         (61,554)         15,948
                                            --------------------------------------------------------------------------------
                                                 $751,818     $1,730,806      $3,012,003         $165,669        $316,583
                                            ================================================================================



                                               STRATEGIC            SMALL        MANAGED          LIQUID          MID-CAP
                                                  EQUITY              CAP         GLOBAL           ASSET           GROWTH
                                                DIVISION         DIVISION       DIVISION        DIVISION         DIVISION
                                            --------------------------------------------------------------------------------
Unit transactions..................             $872,255       $2,465,981     $1,346,225      $1,021,226       $4,419,679
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........               91,745          937,655        592,862          42,468        2,461,148
Net unrealized appreciation
   (depreciation) of investments...             (167,428)      (1,304,345)      (458,713)              -       (1,473,035)
                                            --------------------------------------------------------------------------------
                                                $796,572       $2,099,291     $1,480,374      $1,063,694     $  5,407,792
                                            ================================================================================

                                                  CAPITAL                                                    GLOBAL FIXED
                                                   GROWTH        RESEARCH   TOTAL RETURN            GROWTH         INCOME
                                                 DIVISION        DIVISION       DIVISION          DIVISION       DIVISION
                                            --------------------------------------------------------------------------------
Unit transactions..................            $1,256,733      $4,471,567     $3,165,529        $9,279,717       $122,949
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........               205,154         739,996        377,227           808,930          5,650
Net unrealized appreciation
   (depreciation) of investments...              (170,935)        (83,886)       226,011        (1,648,648)        (5,539)
                                            --------------------------------------------------------------------------------
                                               $1,290,952      $5,127,677     $3,768,767        $8,439,999       $123,060
                                            ================================================================================

                                               DEVELOPING                         GROWTH &
                                                    WORLD      INVESTORS            INCOME         ALL CAP
                                                 DIVISION       DIVISION          DIVISION        DIVISION
                                            -----------------------------------------------------------------
Unit transactions..................              $210,213        $81,205            $3,997        $593,187
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........                 1,564          2,085                (9)         14,887
Net unrealized appreciation
   (depreciation) of investments...               (56,532)          (776)              (12)         (5,786)
                                            -----------------------------------------------------------------
                                                 $155,245        $82,514            $3,976        $602,288
                                            =================================================================


                                                   ASSET                                        ING GLOBAL    SP JENNISON
                                              ALLOCATION      DIVERSIFIED        LARGE CAP           BRAND  INTERNATIONAL
                                                  GROWTH        MID - CAP            VALUE           NAMES         GROWTH
                                                DIVISION         DIVISION         DIVISION        DIVISION       DIVISION
                                           -----------------------------------------------------------------------------------

Unit transactions..................              $33,485           $2,499         $121,249         $21,536        $7,494
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........                   22                2             (373)            (62)           (7)
Net unrealized appreciation
   (depreciation) of investments...                   37               63           (1,331)         (2,136)         (225)
                                           -----------------------------------------------------------------------------------
                                                 $33,544           $2,564         $119,545         $19,338        $7,262
                                           ===================================================================================

                                                                                    PIMCO
                                                                    PIMCO       STOCKSPLUS
                                              PRUDENTIAL       HIGH YIELD       GROWTH AND                     SELECT HIGH
                                                JENNISON             BOND           INCOME    APPRECIATION          GROWTH
                                                DIVISION         DIVISION         DIVISION        DIVISION        DIVISION
                                            ---------------------------------------------------------------------------------
Unit transactions..................              $19,166         $107,252         $279,412      $4,197,881      $1,321,400
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........                1,842            3,918           33,289         339,173         146,471
Net unrealized appreciation
   (depreciation) of investments...               (5,550)          (5,919)         (49,101)        431,508         177,955
                                            ---------------------------------------------------------------------------------
                                                 $15,458         $105,251         $263,600      $4,968,562      $1,645,826
                                            =================================================================================

                                                                                                                     SMITH
                                                                                                                    BARNEY
                                                   SELECT          SELECT           SELECT         SELECT            MONEY
                                                   GROWTH        BALANCED     CONSERVATIVE         INCOME           MARKET
                                                 DIVISION        DIVISION         DIVISION       DIVISION         DIVISION
                                            ---------------------------------------------------------------------------------

Unit transactions..................            $2,180,037      $3,372,780       $1,290,933        $360,727        $353,807
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........               332,935         428,953          163,491          29,904          99,290
Net unrealized appreciation
   (depreciation) of investments...                68,863         107,287          (19,243)        (18,863)              -
                                            ---------------------------------------------------------------------------------
                                               $2,581,835      $3,909,020       $1,435,181        $371,768       $453,097
                                            =================================================================================


                                                    SMITH           SMITH          SMITH
                                                   BARNEY          BARNEY         BARNEY
                                                LARGE CAP   INTERNATIONAL           HIGH
                                                    VALUE          EQUITY         INCOME
                                                 DIVISION        DIVISION       DIVISION          COMBINED
                                            -----------------------------------------------------------------

Unit transactions..................            $2,169,119        $602,383       $342,124       $53,700,502
Accumulated net investment income
   (loss) and net realized gain
   (loss) on investments...........               148,661           6,041         29,518         8,733,149
Net unrealized appreciation
   (depreciation) of investments...               159,829          47,725        (64,523)       (4,731,318)
                                            -----------------------------------------------------------------
                                               $2,477,609        $656,149       $307,119       $57,702,333
                                            =================================================================

7. UNIT VALUES

Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2000 follows:

                  DIVISION/CONTRACT                         UNITS          UNIT VALUE       EXTENDED VALUE
-------------------------------------------------------------------------------------------------------------

LIMITED MATURITY BOND
   Contracts in accumulation period:
     DVA PLUS - Standard                                    13,729            $18.08            $248,276
     DVA PLUS - Annual Ratchet                              24,618             17.76             437,246
                                                                                          -------------------
                                                                                                 685,552
HARD ASSETS
   Contracts in accumulation period:
       DVA PLUS - Standard                                      33             16.61                 548
     DVA PLUS - Annual Ratchet                               1,074             16.30              17,508
                                                                                          -------------------
                                                                                                  18,056
REAL ESTATE
   Contracts in accumulation period:
     DVA PLUS - Standard                                       669             27.12              18,140
     DVA PLUS - Annual Ratchet                               8,381             26.64             223,251
                                                                                          -------------------
                                                                                                 241,391
FULLY MANAGED
   Contracts in accumulation period:
     DVA PLUS - Standard                                    16,195             26.51             429,286
     DVA PLUS - Annual Ratchet                              20,597             26.03             536,240
                                                                                          -------------------
                                                                                                 965,526



7. UNIT VALUES (CONTINUED)

                  DIVISION/CONTRACT                         UNITS          UNIT VALUE       EXTENDED VALUE
------------------------------------------------------ ----------------- ---------------- -------------------

EQUITY INCOME
   Contracts in accumulation period:
     DVA PLUS - Standard                                    12,603             24.35             306,843
     DVA PLUS - Annual Ratchet                              18,608             23.91             444,975
                                                                                          -------------------
                                                                                                 751,818
CAPITAL APPRECIATION
   Contracts in accumulation period:
     DVA PLUS - Standard                                    12,782             25.50             325,950
     DVA PLUS - Annual Ratchet                              55,812             25.17           1,404,856
                                                                                          -------------------
                                                                                               1,730,806
RISING DIVIDENDS
   Contracts in accumulation period:
     DVA PLUS - Standard                                    16,266              25.21            410,007
     DVA PLUS - Annual Ratchet                             104,356              24.93          2,601,996
                                                                                          -------------------
                                                                                               3,012,003
EMERGING MARKETS
   Contracts in accumulation period:
     DVA PLUS - Standard                                     2,486               7.84             19,496
     DVA PLUS - Annual Ratchet                              18,844               7.76            146,173
                                                                                          -------------------
                                                                                                 165,669
VALUE EQUITY
   Contracts in accumulation period:
     DVA PLUS - Standard                                     7,908              19.63            155,271
     DVA PLUS - Annual Ratchet                               8,289              19.46            161,312
                                                                                          -------------------
                                                                                                 316,583
STRATEGIC EQUITY
   Contracts in accumulation period:
     DVA PLUS - Standard                                     6,748              19.07            128,697
     DVA PLUS - Annual Ratchet                              35,294              18.92            667,875
                                                                                          -------------------
                                                                                                 796,572
SMALL CAP
   Contracts in accumulation period:
     DVA PLUS - Standard                                     8,312              18.54            154,097
     DVA PLUS - Annual Ratchet                             105,739              18.40          1,945,194
                                                                                          -------------------
                                                                                               2,099,291
MANAGED GLOBAL
   Contracts in accumulation period:
     DVA PLUS - Standard                                    14,147              20.44            289,185
     DVA PLUS - Annual Ratchet                              58,993              20.19          1,191,189
                                                                                          -------------------
                                                                                               1,480,374
LIQUID ASSET
   Contracts in accumulation period:
     DVA PLUS - Standard                                    17,132              15.75            269,857
     DVA PLUS - Annual Ratchet                              51,311              15.47            793,837
                                                                                          -------------------
                                                                                               1,063,694


                                                                 31


7. UNIT VALUES (CONTINUED)

                  DIVISION/CONTRACT                         UNITS          UNIT VALUE       EXTENDED VALUE
-------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH
   Contracts in accumulation period:
     DVA PLUS - Standard                                     8,243             42.70             351,972
     DVA PLUS - Annual Ratchet                              72,702             42.23           3,070,418
     Empire DVA - Standard                                   7,659             42.70             327,006
     Empire DVA - Annual Ratchet                            39,269             42.23           1,658,396
                                                                                          -------------------
                                                                                               5,407,792
CAPITAL GROWTH
   Contracts in accumulation period:
     DVA PLUS - Standard                                    11,899             17.33             206,265
     DVA  PLUS - Annual Ratchet                             63,025             17.21           1,084,687
                                                                                          -------------------
                                                                                               1,290,952
RESEARCH
   Contracts in accumulation period:
     DVA PLUS - Standard                                     9,717             26.63             258,761
     DVA PLUS - Annual Ratchet                              70,551             26.39           1,862,147
     Empire DVA - Standard                                  29,935             26.63             797,220
     Empire DVA - Annual Ratchet                            83,711             26.39           2,209,549
                                                                                          -------------------
                                                                                               5,127,677
TOTAL RETURN
   Contracts in accumulation period:
     DVA PLUS - Standard                                    29,586             20.94             619,483
     DVA PLUS - Annual Ratchet                              82,761             20.75           1,716,909
     Empire DVA - Standard                                  10,069             20.94             210,836
     Empire DVA - Annual Ratchet                            58,881             20.75           1,221,539
                                                                                          -------------------
                                                                                               3,768,767
GROWTH
   Contracts in accumulation period:
     DVA PLUS - Standard                                    39,568             22.17             877,369
     DVA PLUS - Annual Ratchet                             343,505             22.02           7,562,630
                                                                                          -------------------
                                                                                               8,439,999
GLOBAL FIXED INCOME
   Contracts in accumulation period:
     DVA PLUS - Standard                                     1,186             11.85              14,049
     DVA PLUS - Annual Ratchet                               9,288             11.74             109,011
                                                                                          -------------------
                                                                                                 123,060


                                                                 32


7. UNIT VALUES (CONTINUED)

                  DIVISION/CONTRACT                         UNITS          UNIT VALUE       EXTENDED VALUE
-------------------------------------------------------------------------------------------------------------

DEVELOPING WORLD
      Contracts in accumulation period:
          DVA PLUS - Standard                                1,732              7.61              13,188
          DVA PLUS - Annual Ratchet                         18,742              7.58             142,057
                                                                                          -------------------
                                                                                                 155,245
INVESTORS
      Contracts in accumulation period:
          DVA PLUS - Annual Ratchet                          7,327             11.26              82,514

GROWTH & INCOME
      Contracts in accumulation period:
          DVA PLUS - Annual Ratchet                            400              9.94               3,976

ALL CAP
      Contracts in accumulation period:
          DVA PLUS - Standard                                4,314             11.61              50,099
          DVA PLUS - Annual Ratchet                         47,643             11.59             552,189
                                                                                          -------------------
                                                                                                 602,288
ASSET ALLOCATION GROWTH
      Contracts in accumulation period:
          DVA PLUS - Standard                                    -              9.38                   -
          DVA PLUS - Annual Ratchet                          3,577              9.38              33,544

DIVERSIFIED MID-CAP
      Contracts in accumulation period:
          DVA PLUS - Annual Ratchet                            260              9.86               2,564

LARGE CAP VALUE
      Contracts in accumulation period:
          DVA PLUS - Standard                                  353             10.56               3,726
          DVA PLUS - Annual Ratchet                         10,984             10.54             115,819
                                                                                          -------------------
                                                                                                 119,545
ING GLOBAL BRAND NAMES
      Contracts in accumulation period:
          DVA PLUS - Standard                                1,368              8.76              11,989
          DVA PLUS - Annual Ratchet                            840              8.75               7,349
                                                                                          -------------------
                                                                                                  19,338
SP JENNISON INTERNATIONAL GROWTH
      Contracts in accumulation period:
          DVA PLUS - Annual Ratchet                            848              8.56               7,262


                                                                 33


7. UNIT VALUES (CONTINUED)

DIVISION/CONTRACT                                            UNITS          UNIT VALUE      EXTENDED VALUE
-------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON
   Contracts in accumulation period:
     DVA PLUS - Standard                                     1,467              7.85              11,519
     DVA PLUS - Annual Ratchet                                 502              7.85               3,939
                                                                                          -------------------
                                                                                                  15,458

PIMCO HIGH YIELD BOND
   Contracts in accumulation period:
     DVA PLUS - Standard                                       282             10.05               2,833
     DVA PLUS - Annual Ratchet                              10,233             10.01             102,418
                                                                                          -------------------
                                                                                                 105,251

PIMCO STOCKSPLUS GROWTH AND INCOME
   Contracts in accumulation period:
     DVA PLUS - Standard                                     4,111             11.77              48,385
     DVA PLUS - Annual Ratchet                              18,364             11.72             215,215
                                                                                          -------------------
                                                                                                 263,600
APPRECIATION
   Contracts in accumulation period:
     Empire DVA - Standard                                  76,534             18.16           1,389,850
     Empire DVA - Annual Ratchet                           198,485             18.03           3,578,712
                                                                                          -------------------
                                                                                               4,968,562
SELECT HIGH GROWTH
   Contracts in accumulation period:
     Empire DVA - Standard                                  22,501             14.22             319,859
     Empire DVA - Annual Ratchet                            93,830             14.13           1,325,967
                                                                                          -------------------
                                                                                               1,645,826
SELECT GROWTH
   Contracts in accumulation period:
     Empire DVA - Standard                                  40,188             13.41             538,809
     Empire DVA - Annual Ratchet                           153,289             13.33           2,043,026
                                                                                          -------------------
                                                                                               2,581,835
SELECT BALANCED
   Contracts in accumulation period:
     Empire DVA - Standard                                  56,210             13.16             739,599
     Empire DVA - Annual Ratchet                           242,356             13.08           3,169,421
                                                                                          -------------------
                                                                                               3,909,020
SELECT CONSERVATIVE
   Contracts in accumulation period:
     Empire DVA - Standard                                  48,469               12.32           597,024
     Empire DVA - Annual Ratchet                            68,491               12.24           838,157
                                                                                          -------------------
                                                                                               1,435,181


                                                                 34


7. UNIT VALUES (CONTINUED)

                  DIVISION/CONTRACT                         UNITS          UNIT VALUE       EXTENDED VALUE
-------------------------------------------------------------------------------------------------------------

SELECT INCOME
   Contracts in accumulation period:
     Empire DVA - Standard                                  19,676               11.73           230,813
     Empire DVA - Annual Ratchet                            12,088               11.66           140,955
                                                                                          -------------------
                                                                                                 371,768
SMITH BARNEY MONEY MARKET
   Contracts in accumulation period:
     Empire DVA - Standard                                   9,455               12.39           117,156
     Empire DVA - Annual Ratchet                            27,295               12.31           335,941
                                                                                          -------------------
                                                                                                 453,097
SMITH BARNEY LARGE CAP VALUE
   Contracts in accumulation period:
     Empire DVA - Standard                                  38,046               21.34             812,060
     Empire DVA - Annual Ratchet                            78,700               21.16           1,665,549
                                                                                          -------------------
                                                                                                 2,477,609
SMITH BARNEY INTERNATIONAL EQUITY
   Contracts in accumulation period:
     Empire DVA - Standard                                   7,551               17.89             135,105
     Empire DVA - Annual Ratchet                            29,368               17.74             521,044
                                                                                          -------------------
                                                                                                   656,149
SMITH BARNEY HIGH INCOME
   Contracts in accumulation period:
     Empire DVA - Standard                                   8,768               12.56             110,169
     Empire DVA - Annual Ratchet                            15,808               12.46             196,950
                                                                                          -------------------
                                                                                                   307,119
                                                       -----------------                  -------------------
COMBINED                                                 2,992,936                             $57,702,333
                                                       =================                  ===================


                                                                 35

                      PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in either the Prospectus or the Statement of Additional Information, as indicated therein.
    (2) Schedules I and III follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.

                                                 SCHEDULE I
                                          SUMMARY OF INVESTMENTS
                                 OTHER THAN INVESTMENTS IN RELATED PARTIES
                                           (Dollars in thousands)

                                                                                                      BALANCE
                                                                                                        SHEET
DECEMBER 31, 2000                                                         COST(1)         VALUE        AMOUNT
----------------------------------------------------------------------------------------------------------------
TYPE OF INVESTMENT
Fixed maturities, available for sale:
  Bonds:
   United States government and governmental
     agencies and authorities..................................            $6,793        $7,003        $7,003
   Public utilities............................................             2,017         2,015         2,015
   Corporate securities........................................            16,412        15,635        15,635
   Mortgage-backed securities..................................               548           551           551
   Other asset-backed securities...............................                --            --            --
                                                                     -------------------------------------------
Total fixed maturities, available for sale.....................            25,770        25,204        25,204

Short-term investments.........................................             7,114                       7,114
                                                                     --------------              ---------------
Total investments..............................................           $32,884                     $32,318
                                                                     ==============              ===============


Note 1: Cost is defined as amortized cost for bonds and short-term investments adjusted for amortization of premiums and accrual of discounts.




                                                            SCHEDULE III
                                                 SUPPLEMENTARY INSURANCE INFORMATION
                                                       (Dollars in thousands)

COLUMN A            COLUMN B    COLUMN C   COLUMN D   COLUMN E    COLUMN F   COLUMN G   COLUMN H   COLUMN I    COLUMN J  COLUMN K
-----------------------------------------------------------------------------------------------------------------------------------
                                   FUTURE
                                   POLICY                                                           AMORTIZA-
                                BENEFITS,                  OTHER                          BENEFITS    TION OF
                                  LOSSES,                 POLICY                           CLAIMS,   DEFERRED
                      DEFERRED     CLAIMS                 CLAIMS   INSURANCE                LOSSES     POLICY
                        POLICY        AND   UNEARNED         AND    PREMIUMS        NET        AND     ACQUI-     OTHER
                   ACQUISITION       LOSS    REVENUE    BENEFITS         AND INVESTMENT SETTLEMENT     SITION  OPERATING  PREMIUMS
           SEGMENT       COSTS   EXPENSES    RESERVE     PAYABLE     CHARGES     INCOME   EXPENSES      COSTS   EXPENSES   WRITTEN
-----------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 2000:

  Life insurance        $4,170     $7,065         --          --        $766     $2,022       $401       $322     $1,082        --

YEAR ENDED DECEMBER 31, 1999:

  Life insurance        $3,198     $7,583         --          --        $556     $2,147       $590       $201       $351        --

YEAR ENDED DECEMBER 31, 1998:

  Life insurance        $2,347    $10,830         --          --        $239     $1,844       $376        $76       $361        --


EXHIBITS

(b)   (1)         Resolution of the board of directors of the Depositor
                   authorizing the establishment of the Registrant (1)

      (2)         Custodial Agreement between Registrant and the Bank
                   of New York (2)

      (3)   (a)   Distribution Agreement between the
                   Depositor and Directed Services, Inc (1)

            (b)   Dealers Agreement (1)

      (4)   (a)   Individual Deferred Combination Variable and Fixed
                   Annuity Contract (2)

            (b)   Individual Deferred Combination Variable and Fixed
                   Annuity Contract (2)

            (c)   Individual Retirement Annuity Rider Page (1)

            (d)   Schedule Page to the DVA Plus NY Contract
                   featuring The Galaxy VIP Fund (3)

      (5)   (a)   Individual Deferred Combination Variable and Fixed
                   Annuity Application (2)

            (b)   Individual Deferred Combination Variable and Fixed
                   Annuity Application (2)

      (6)   (a)   Articles of Incorporation of First Golden
                   American Life Insurance Company of New York (1)

            (b)   By-Laws of First Golden American Life Insurance
                   Company of New York (1)

            (c)   Resolution of board of directors for Powers of Attorney (2)

      (7)         Not applicable

      (8)   (a)   Services Agreement, dated November 8, 1996,
                  between Directed Services, Inc. and First Golden
                  American Life Insurance Company of New York (1)

            (b)   Administrative Services Agreement, dated
                  November 8, 1996, between First Golden American
                  Life Insurance Company of New York and Golden
                  American Life Insurance (1)

            (c)   Administrative Services Agreement between First
                  Golden American Life Insurance Company of New
                  York and Equitable Life Insurance Company of Iowa (2)

            (d)   Participation Agreement between First Golden
                  American Life Insurance Company of New York and the Travelers Series Fund Inc (2)

            (e)   Participation Agreement between First Golden
                  American Life Insurance Company of New York and the Greenwich Street Series (2)

            (f)   Participation Agreement between First Golden
                  American Life Insurance Company of New York and the Smith Barney Concert Allocation Series Inc (2)

            (g)   Participation Agreement between First Golden
                  American Life Insurance Company of New York and
                  PIMCO Variable Insurance Trust (2)

            (h) Asset Management Agreement, dated March 30, 1998, between First Golden American Life Insurance
                  Company of New York and ING Investment Management LLC (2)

            (i) Revolving Note Payable between First Golden American Life Insurance Company of New York and SunTrust Bank as of July 27, 1998 and expiring July 31, 1999 (2)

            (j) Revolving Note Payable between First Golden American Life Insurance Company of New York and SunTrust Bank as of July 31, 1999 and expiring July 31, 2000 (3)

            (k) Renewal of Revolving Note Payable between First Golden and SunTrust Bank as of July 31, 2000 and expiring July 31, 2001 (5)

            (l) Participation Agreement between First Golden American Life Insurance Company of New York and The Galaxy VIP Fund (4)

            (m) Participation Agreement between First Golden American Life Insurance Company of New York and ING Variable Insurance Trust (4)

            (n) Participation Agreement between First Golden American Life Insurance Company of New York and Prudential Series Fund (4)

            (o) Form of Amended Schedule Page to the Participation Agreement between First Golden American and Prudential Series Fund, Inc. (5)

            (p) Reinsurance Agreement dated December 29, 2000 between First Golden and London Life Reinsurance Company of Pennsylvania


      (9)         Opinion and Consent of Myles R. Tashman, Esq. (1)

     (10)   (a)   Consent of Sutherland Asbill & Brennan LLP
            (b)   Consent of Ernst & Young LLP, Independent Auditors
            (c)   Consent of Myles R. Tashman

     (11)         Not applicable

     (12)         Not applicable

     (13)         Not applicable

     (14)         Not applicable

     (15)         Powers of Attorney

     (16)         Subsidiaries of ING Groep N.V.

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Separate Account NY-B filed with the Securities and Exchange Commission on March 18, 1997.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement for Separate Account NY-B filed with the Securities and Exchange Commission on April 29, 1999.

(3) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement for Separate Account NY-B filed with the Securities and Exchange Commission on November 1, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Separate Account NY-B filed with the Securities and Exchange Commission on April 26, 2000.

(5) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement for Separate Account NY-B filed with the Securities and Exchange Commission on September 13, 2000.

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                             Principal                 Positions and Offices
Name                      Business Address             with Depositor
----                      ----------------             ---------------------

Barnett Chernow         Golden American Life Ins. Co.  President and
                        1475 Dunwoody Drive            Director
                        West Chester, PA  19380

Myles R. Tashman        Golden American Life Ins. Co.  Executive Vice President
                        1475 Dunwoody Drive            General Counsel,
                        West Chester, PA  19380        Secretary and Director

Carol V. Coleman        5 Flint Ave                    Director
                        Larchmont, NY 10538

Stephen J. Friedman     Debevoise and Plimpton         Director
                        875 Third Avenue
                        New York, NY  10022

Andrew Kalinowski       Upstate Special Risk/Life      Director
                         Mark
                        8 Tobey Village Office Park
                        Pittsford, NY  14534

Bernard Levitt          2603 N.W. 13th Street          Director
                        Delray Beach, FL  33445


Roger A. Martin         Lawrence O'Donnell Marcus,     Director
                         L.L.P.
                        61 Broadway, Suite 2324
                        New York, NY  10006

Michael W. Cunningham   ING Insurance Operations       Director
                        5780 Powers Ferry Road
                        Atlanta, GA  30327-4390


Mark A. Tullis          ING Insurance Operations       Director
                        5780 Powers Ferry Road
                        Atlanta, GA  30327-4390

Phillip R. Lowery       ING Insurance Operations       Director
                        5780 Powers Ferry Road
                        Atlanta, GA  30327-4390

James R. McInnis        Golden American Life Ins. Co.  Executive Vice President
                        1475 Dunwoody Drive
                        West Chester, PA  19380

Stephen J. Preston      Golden American Life Ins. Co.  Executive Vice President
                        1475 Dunwoody Drive            and Chief Actuary
                        West Chester, PA  19380

David L. Jacobson       Golden American Life Ins. Co.  Senior Vice President
                        1475 Dunwoody Drive            and Assistant Secretary
                        West Chester, PA  19380

Mary Bea Wilkinson      First Golden American Life     Senior Vice President
                        Ins. Co. of New York           and Treasurer
                        230 Park Avenue, Suite 966
                        New York, NY  10169

E. Robert Koster        Golden American Life Ins. Co.  Senior Vice President
                        1475 Dunwoody Drive            and Chief Financial
                        West Chester, PA  19380        Officer

Marilyn Talman          Golden American Life Ins. Co.  Vice President,
                        1475 Dunwoody Drive            Associate General Counsel
                        West Chester, PA  19380        and Assistant Secretary

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor does not directly or indirectly control any person.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

Golden American Life Insurance Company ("Golden American") - This corporation is a stock life insurance company organized under the laws of the State of Delaware. The primary purpose of Golden American is to offer variable annuity and variable life insurance contracts. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies and is authorized to do business in the District of Columbia and all all states except New York.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the organizational chart.

The subsidiaries of ING, as of February 28, 2001, are included in this registration statement as Exhibit 16.

Item 27:  Number of Contractowners

As of March 30, 2001, there are there are 283 qualified contract owners and 806 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

First Golden shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of First Golden as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

First Golden may also, to the extent permitted by law, indemnify any other person who is or was serving First Golden in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

First Golden may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by First Golden American. DSI is also the principal underwriter for Golden American Life Insurance Company, Separate Account A and Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, Alger Separate Account A of Golden American Life Insurance Company and The GCG Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
-------------------            ---------------------

James R. McInnis               President

Barnett Chernow                Director and Executive Vice President

Myles R. Tashman               Director, Executive Vice President,
                               Secretary and General Counsel

Stephen J. Preston             Executive Vice President

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

(c)
             2000 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $208,883,000       $0          $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by First Golden American Life Insurance Company of New York at 230 Park Avenue, Suite 966, New York, NY 10169 and 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


REPRESENTATIONS

1. The account meets definition of a "separate account" under federal securities laws.

2. First Golden American Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Golden American Life Insurance Company of New York.

                           SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 25th day of April, 2001.


                                     SEPARATE ACCOUNT NY-B
                                     (Registrant)

                                By:  FIRST GOLDEN AMERICAN LIFE
                                     INSURANCE COMPANY OF NEW YORK
                                     (Depositor)

                                By:  -----------------------------
                                     Barnett Chernow*
                                     President and Director

Attest:   /s/Marilyn Talman
          -------------------
          Marilyn Talman
          Vice President, Associate General Counsel
             and Assistant Secretary of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 25, 2001.

       Signature                         Title
       ---------                         -----


       ------------------                President and Director
       Barnett Chernow*                     of Depositor




       -------------------                Senior Vice President and
       E. Robert Koster*                  Chief Financial Officer


                      DIRECTORS OF DEPOSITOR


      ---------------------              ------------------
      Myles R. Tashman*                  Bernard Levitt*


      ---------------------              ------------------
      Michael W. Cunningham*             Roger A. Martin*


      ---------------------              ------------------
      Stephen J. Friedman*               Andrew Kalinowski*


      ---------------------              ------------------
      Carol V. Coleman*                  Phillip R. Lowery*


      ---------------------
      Mark A. Tullis*


       By: /s/Marilyn Talman , Attorney-in-Fact
           ------------------
            Marilyn Talman

_______________________

*Executed by Marilyn Talman on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX

ITEM      EXHIBIT                                                  PAGE #
----      -------                                                  ------


8(p)      Reinsurance Agreement dated December 29, 2000 between
          First Golden and London Life Reinsurance Company of
          Pennsylvania                                             EX-99.8P

10(a)     Consent of Sutherland Asbill & Brennan LLP               EX-99.B10A

10(b)     Consent of Ernst & Young LLP, Independent Auditors       EX-99.B10B

10(c)     Consent of Myles R. Tashman, Esq.                        EX-99.B10C

15        Powers of Attorney                                       EX-99.B15

16        Subsidiaries of ING Groep N.V.                           EX-99.B16